UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04416
                                                     ---------

                                  Armada Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                     ---------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-622-3863

                      Date of fiscal year end: May 31, 2003
                                               ------------

                     Date of reporting period: May 31, 2003
                                               ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
                                      2003

                           ARMADA FUNDS ANNUAL REPORT

                               MONEY MARKET FUNDS

                                [GRAPHIC OMITTED]

                                     ARMADA
                                      FUNDS
                               WWW.ARMADAFUNDS.COM

MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

MONEY MARKET FUND

OHIO MUNICIPAL MONEY MARKET FUND

PENNSYLVANIA TAX EXEMPT
MONEY MARKET FUND

TAX EXEMPT MONEY MARKET FUND

TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND


EQUITY FUNDS

CORE EQUITY FUND

EQUITY GROWTH FUND

EQUITY INDEX FUND

INTERNATIONAL EQUITY FUND

LARGE CAP ULTRA FUND

LARGE CAP VALUE FUND

MID CAP GROWTH FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL/MID CAP VALUE FUND

TAX MANAGED EQUITY FUND


ASSET ALLOCATION FUNDS

AGGRESSIVE ALLOCATION FUND

BALANCED ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND


FIXED INCOME FUNDS

BOND FUND

GNMA FUND

INTERMEDIATE BOND FUND

LIMITED MATURITY BOND FUND

SHORT DURATION BOND FUND

TOTAL RETURN ADVANTAGE FUND

U.S. GOVERNMENT INCOME FUND


TAX FREE BOND FUNDS

MICHIGAN MUNICIPAL BOND FUND

NATIONAL TAX EXEMPT BOND FUND

OHIO TAX EXEMPT BOND FUND

PENNSYLVANIA MUNICIPAL BOND FUND


   Chairman's Message .................................................     1

   Economic and Market Overview .......................................     2

   Notice to Shareholders .............................................     5

   Trustees and Officers of the Trust .................................     6

   Report of Independent Auditors .....................................     8


FINANCIAL STATEMENTS

   Financial Highlights ...............................................     9

   Statements of Net Assets ...........................................    12

   Statements of Operations ...........................................    33

   Statements of Changes in Net Assets ................................    35

   Notes to Financial Statements ......................................    38

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------


NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO ARMADA FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. ARMADA FUNDS ARE DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK. MUTUAL FUNDS INVOLVE RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL. FOR MORE COMPLETE INFORMATION ABOUT ARMADA FUNDS, INCLUDING CHARGES, EXPENSES AND PERFORMANCE PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR CALL 1-800-622-FUND (3863) FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                              CHAIRMAN'S MESSAGE
                                                       ARMADA MONEY MARKET FUNDS

July 2003


DEAR SHAREHOLDERS:


During the year ended May 31, 2003, the overall environment for financial markets continued to be difficult. Economic growth, while showing more positive signs since January, remained sluggish. Total assets of Armada Funds decreased
8.2 percent to $15.9 billion. Money market fund assets stood at $9.5 billion, down 6.6%. All other fund assets decreased 10.3% to $6.4 billion due in large part to the negative impact of the stock market on equity portfolios.

This report provides important information on the market, your investment(s), and other funds offered through the fund family. The Economic and Market Overview identifies major events affecting the current markets as well as expectations for the future. I encourage you to review the audited financial information to help you make decisions about your investments.

We are pleased to report that two new funds--Small/Mid Cap Value Fund and Short Duration Bond Fund--have been added to the Armada family during this period, broadening the selection of options for our shareholders.

For more information about these new funds or any other members of the Armada family of funds, please contact your investment professional or call 1-800-622-FUND (3863) to obtain a prospectus. You may also visit our Web site at WWW.ARMADAFUNDS.COM.

Thank you for investing with Armada.

Sincerely,

/s/ ROBERT D. NEARY

Robert D. Neary
Chairman

                                                                MAY 31, 2003   1

ECONOMIC AND MARKET OVERVIEW
ARMADA MONEY MARKET FUNDS

July 2003

Dear Investor:

Year-over-year corporate operating earnings for the S&P 500 rose 12% during the first quarter of calendar year 2003, a clear sign that a profit recovery is finally taking hold. Unfortunately, the economic recovery has continued to lag. U.S. gross domestic product (GDP) growth for calendar year 2002 reached 2.4%, but annualized growth topped out at only 1.4% during the first quarter of 2003. The Institute of Supply Management's (ISM) index of manufacturing activity continued to fall, while the nation's unemployment rate hit a nine-year high of 6.4% in June.

As the Federal Reserve Board (the "Fed") noted following the end of the reporting period, "The unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggest that the effect has not been dramatic."

Among the good news, the Conference Board's U.S. Leading Economic Index rose in both April and May 2003, advancing 1.0% in the latter month. Existing home sales surged 5.6% in May and new home sales climbed 1.7%. Furthermore, the June ISM non-manufacturing survey yielded stronger than expected results. At 60.6, the ISM's non-manufacturing reading was the strongest since September 2000, indicating that a recovery on the services side of the economy continues.

With inflation seemingly vanquished and the specter of deflation a more immediate concern, the Fed lowered the Federal Funds rate by another 25 basis points to a mere 1% on June 25, 2003. (One hundred basis points is equivalent to one percentage point.) The Federal Funds rate has not seen such a low since 1958. Coupled with the massive fiscal stimulus intended by recent tax cuts, the government has provided the financial markets with ample liquidity to fuel economic growth.


U.S. EQUITY MARKETS STAGE A RALLY IN 2003

As measured by the S&P 500 Index, the U.S. equity markets turned in a third consecutive year of negative performance in 2002. The large cap benchmark returned a total of -8.06% for the 12 months ended May 31, 2003, with every sector finishing in the red. However, the past year has largely proven to be a tale of two markets. After returning -16.68% for the last seven months of calendar 2002, the S&P 500 Index posted a total return of 10.34% during the first five months of calendar 2003.

A number of factors contributed to the stock market's woes early in the reporting period. For starters, an earnings recovery expected during the latter half of calendar year 2002 failed to materialize. Furthermore, investors remained on the sidelines as a string of corporate governance scandals played out and the U.S. prepared to invade Iraq. The attendant geopolitical uncertainty sent equity risk premiums soaring while investors fled to the perceived safety of the fixed income markets.

Victory in Iraq coupled with positive first-quarter earnings news sparked the subsequent market rally. Small cap stocks, which tend to lead the pack in the early stages of an economic recovery, have performed particularly well since January 1. Based on the Russell 2000 Index, the small cap universe returned 15.79% through May 31, 2003. Small cap growth stocks, which averaged a dismal -13.76% annual return over the past three years, returned 17.08% from January 1 through May 31. Despite this rally, such stocks still trade well below their historical price to book ratios. Given the improved quality of the small cap growth universe, this section of the market may continue to outperform.

TREASURY PRICES DEFY EXPECTATIONS, HIT NEW HIGHS

The equity market's woes over the past three years proved a boon to fixed income investors. The Lehman

2   MAY 31, 2003

                                                    ECONOMIC AND MARKET OVERVIEW
                                                       ARMADA MONEY MARKET FUNDS

U.S. Aggregate Bond Index finished the reporting period up 11.58%. Treasuries, in particular, benefited from a "fright to quality" as investors forked over a hefty premium to be insulated from the volatility of equities and geopolitical uncertainty.

Even as the risk premiums in the equity market declined following victory in Iraq, the yield on the benchmark 10-year Treasury note (which moves in the opposite direction of its price) hit a 45-year closing low of 3.10% on June 13, 2003. Fed Chairman Alan Greenspan contributed to this surprising development by convincing the fixed-income market that interest rates would not rise for the foreseeable future. Specifically, Greenspan stated that deflation "remains a threat that is sufficiently large that it does require very close scrutiny, and maybe--maybe--action on the part of the central bank."

After dramatically underperforming Treasuries throughout most of calendar year 2002, corporate bonds finally staged a long-overdue rally in late 2002. Corporate default rates peaked in the fall, lessening concerns over credit risk. From January 1 through May 31, long corporates returned a total of 12.09% versus 8.18% for Treasuries with similar maturities. In particular, we witnessed a "dash to trash" as investors took advantage of undervalued securities in the high yield, or junk bond, market.

ANEMIC GROWTH AND A STRONGER EURO CHALLENGE EUROPE

Europe's economy and equity markets continued to lag those of the United States. GDP for the region barely climbed 1%, while its largest economy--Germany's--found itself flirting with recession and deflation. Among its problems, the 12-country Euro zone remains weighted down by rigid labor markets, high unemployment, and onerous taxes. Moreover, the European Central Bank (ECB) has been reluctant to lower short-term interest rates for fear of triggering inflation on the continent. Its president, Wim Duisenberg, finally stated in June 2003 that inflation no longer posed much of a risk in Europe, and the ECB subsequently cut rates to 2%. Still, that is significantly higher than U.S. levels, and rate reductions can take a year or more to work their way through the economy.

The Morgan Stanley Capital International EMU Index ("MSCI EMU Index"), a popular benchmark for the Euro zone's equity markets, fell 29% in local terms for the 12-month period ended May 31, 2003. Only the Euro's dramatic ascent versus the U.S. dollar--up 24% over the same period--cushioned the blow to U.S. investors. In dollar terms, this index lost 10%. The stronger Euro helped dampen worries over inflation, paving the way for rate cuts, but in other respects it could not have come at a worse time for Europe. Just as its export-oriented economy struggles to grow, currency conversion has pushed the price of many European products higher in the important U.S. and Japanese markets.

JAPAN STRUGGLES WITH DEFLATION, REGIONAL COMPETITION

Japan, the world's second-largest economy, continues to suffer under the weight of the worst deflationary environment since the 1930s. The country's General Consumer Price Index has fallen every year since 1999, and Japanese equity prices have been in a downward trend for 13 years. Its leading market index, the Nikkei 225, fell 27% in U.S. dollars for the 12-month period ended May 31, 2003. With interest rates virtually at zero, though, the Bank of Japan has few options for injecting sorely needed liquidity into the economy.

Promises of reform that helped usher Prime Minister Junichiro Koizumi into office in 2001 have not materialized. Specifically, Economy Minister Heizo Takenaka has been unable to address Japan's crippled financial system. Yet we believe that the country will not emerge

                                                                MAY 31, 2003   3

ECONOMIC AND MARKET OVERVIEW
ARMADA MONEY MARKET FUNDS

from its doldrums until its banks can start reallocating capital in a more efficient manner. To do so, it must accelerate the painful process of writing off some $430 billion in bad loans made primarily during the 1980s and end the practice of propping up "zombie" companies. This term refers to the myriad debt-laden entities that continue to operate but have little hope of repaying their loans.

To be sure, Japan still boasts several world-class exporters--Canon, Honda, Sony, and Toyota among them--but these companies are not getting the support that a stronger domestic economy would bring. The country faces yet another roadblock to its recovery in the form of intense competition from the likes of South Korea, Taiwan, and, especially, China. In a remarkably brief period of time, China has expanded its power in the region and eclipsed Japan in its share of world exports.

U.S. AND ASIA POISED FOR GROWTH; EUROPE AND JAPAN LIKELY TO LAG

The U.S. recovery should gather steam as calendar 2003 progresses, with annualized GDP growth for the second half forecasted at 3.5% to 4%. With pricing power inching its way back into the economy and corporate America having aggressively cut costs and capacity, top-line growth should provide a solid boost to earnings. Under this scenario, growth stocks--smaller growth equities, in particular--stand to be among the chief beneficiaries.

Fixed income securities have performed impressively, even as the stock market has rallied, but we see significant risk going forward. Yields remain around their historic lows and appear to have nowhere to go but up in an environment of increasing economic growth. Investors seeking the so-called risk-free return of Treasuries could find themselves saddled instead with "return-free risk."

As for Europe, the ECB reduced the Euro zone's GDP growth forecast for calendar 2003 to a maximum of 1 percent. For 2004, the ECB expects growth of 1.6%. Frankly, Europe is likely to continue struggling until it finds a way to reform its rigid regulatory environment and reduce taxes. Additional ECB rate cuts would certainly be a welcome development.

We remain very "positive" on Asia, excluding Japan. Hong Kong, Taiwan, and China grappled with SARS over the past year, but the epidemic is on the wane. Factoring out Japan, GDP growth for the region should reach 4.7% in calendar year 2003 and 6% in 2004.

Sincerely,

/s/ DONALD L. ROSS

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company


4   MAY 31, 2003

                                                          NOTICE TO SHAREHOLDERS
                                                       ARMADA MONEY MARKET FUNDS

The information set forth below is for each fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2004. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended May 31, 2003, each Fund designated long term capital gains and tax exempt income with regard to distributions paid during the year as follows:

                                                            (A)             (B)         (C)            (D)             (E)
                                                         LONG TERM       ORDINARY
                                                       CAPITAL GAINS      INCOME     TAX EXEMPT       TOTAL
                                                       DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTIONS  DISTRIBUTION     QUALIFYING
FUND                                                    (TAX BASIS)    (TAX BASIS)   (TAX BASIS)    (TAX BASIS)    DIVIDENDS (1)
----                                                   -------------  ------------- -------------  ------------    -------------
Government Money Market Fund                               0.00%          100.00%         0.00%       100.00%         0.00%
Money Market Fund                                          0.00%          100.00%         0.00%       100.00%         0.00%
Ohio Municipal Money Market Fund                           0.00%            0.00%       100.00%       100.00%         0.00%
Pennsylvania Tax Exempt Money Market Fund                  0.00%            0.00%       100.00%       100.00%         0.00%
Tax Exempt Money Market Fund                               0.00%            0.00%       100.00%       100.00%         0.00%
Treasury Money Market Fund                                 0.00%          100.00%         0.00%       100.00%         0.00%
Treasury Plus Money Market Fund                            0.00%          100.00%         0.00%       100.00%         0.00%

Items (A), (B), (C) and (D) are based on a percentage of the Fund's total distribution.

Item (E) is based on a percentage of ordinary income distributions of the Fund.
(1) Qualifying  Dividends represent dividends which qualify for the dividends received deduction.

                                                                MAY 31, 2003   5

TRUSTEES AND OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL                           NUMBER OF
                                                                              OCCUPATION(S)                    PORTFOLIOS IN THE
                                  POSITION(S)         LENGTH              DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)                 HELD WITH THE        OF TIME            OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                  TRUST           SERVED(2)            HELD BY BOARD MEMBER                   BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert D. Neary                Chairman of the          Since         Retired Co-Chairman of Ernst & Young,            37
69                                Board and         February 1996     April 1984 to September 1993; Director,
                                   Trustee                            Strategic Distribution, Inc., since
                                                                      January 1999; Director, Commercial
                                                                      Metals Company since March 2001.
------------------------------------------------------------------------------------------------------------------------------------
John F. Durkott                    Trustee              Since         President and Chief Executive Officer,           37
58                                                  November 1993     Kittle's Home Furnishings Center, Inc.,
                                                                      since January 1982; partner, Kittle's
                                                                      Bloomington Properties LLC, since
                                                                      January 1981; partner, KK&D LLC, since
                                                                      January 1989; partner, KK&D II LLC,
                                                                      since February 1998, (affiliated real
                                                                      estate companies of Kittle's Home
                                                                      Furnishings Center, Inc.).
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Farling                 Trustee               Since         Retired Chairman, President and Chief            37
66                                                  November 1997     Executive Officer, Centerior Energy
                                                                      (electric utility), March 1992 to
                                                                      October 1997.
------------------------------------------------------------------------------------------------------------------------------------
Richard W. Furst                  Trustee               Since         Garvice D. Kincaid Professor of Finance          37
64                                                    June 1990       and Dean, Gatton College of Business and
                                                                      Economics, University of Kentucky, since
                                                                      1981.
------------------------------------------------------------------------------------------------------------------------------------
Gerald L. Gherlein                Trustee               Since         Retired Executive Vice-President                 37
65                                                    July 1997       and General Counsel, Eaton Corporation
                                                                      (global manufacturing), 1991 to March 2000.
------------------------------------------------------------------------------------------------------------------------------------
Kathleen A. Obert                 Trustee               Since         Chairman and CEO, Edward Howard & Co.            37
44                                                   August 2002      (public relations agency), since 2001;
                                                                      CEO, Edward Howard & Co., 2000-2001;
                                                                      VP/Senior VP, Edward Howard & Co.,
                                                                      1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
J. William Pullen                 Trustee               Since         President and Chief Executive Officer,           37
64                                                    May 1993        Whayne Supply Co. (engine and heavy
                                                                      equipment distribution), since 1986.

6   MAY 31, 2003

TRUSTEES AND OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL                           NUMBER OF
                                                                              OCCUPATION(S)                    PORTFOLIOS IN THE
                                  POSITION(S)         LENGTH              DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)                 HELD WITH THE        OF TIME            OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                  TRUST           SERVED(2)            HELD BY BOARD MEMBER                   BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John G. Breen(5)                    Trustee           Since           Retired; Chairman and CEO, The Sherwin           37
68                                                 August 2002        Williams Co., until May 2000; Director,
                                                                      The Sherwin Williams Co.; Director,
                                                                      Parker Hannifin Corp.; Director, Mead
                                                                      Westvaco Corp.; Director, Goodyear Tire
                                                                      & Rubber Co.; Director, The Stanley
                                                                      Works.
------------------------------------------------------------------------------------------------------------------------------------
Herbert R. Martens, Jr.(5)       President and       Since            Executive Vice President, National City          37
50                                  Trustee       November 1997       Corporation (bank holding company),
                                                                      since July 1997; Chairman and CEO,
                                                                      NatCity Investments, Inc. (investment
                                                                      banking), since July 1995.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
W. Bruce McConnel(6)              Secretary          Since            Partner, Drinker Biddle & Reath LLP,             N/A
60                                                August 1985         Philadelphia, PA (law firm).
------------------------------------------------------------------------------------------------------------------------------------
Dennis J. Westley(6)              Treasurer          Since            Vice President and Managing Director,            N/A
103 Bellevue Parkway                               May 2003           Accounting and Administration, PFPC
Wilmington, DE 19809                                                  Inc., since July 2001; Vice President
44                                                                    and Accounting Director, PFPC Inc., 1997
                                                                      to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Barr(6)              Assistant           Since            Senior Vice President (formerly Vice             N/A
1900 E. 9th Street               Treasurer       February 2003        President), Managing Director of Armada
22nd Floor                     and Compliance                         Funds Group, National City Bank;
Cleveland, OH 44114               Officer                             Managing Director, National City
47                                                                    Investment Management Company.
------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee can be contacted by writing to National City Bank, c/o Michael
  Nanosky, 1900 E. 9th Street, 22nd Floor, Cleveland, OH 44114.
2 Each trustee holds office until the next meeting of shareholders at which trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.
3 Includes directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
4 The "Fund Complex" consists of all registered investment companies for which National City Investment Management Company (the "Adviser") or any of its affiliates serves as investment adviser, including Armada Funds ("Armada") and The Armada Advantage Fund ("Advantage"). In addition to Armada, each trustee serves as a trustee of Advantage. Mr. Neary and Mr. Martens serve as Chairman and President, respectively, of both Armada and Advantage. The number of portfolios overseen by the trustees includes 32 portfolios of Armada and 5 portfolios of Advantage that were offered for sale as of the date of this Annual Report. The trustees have authorized additional portfolios that have not yet been made available to investors.
5 Mr. Breen is considered to be an "interested person" of Armada as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Martens is considered to be an "interested person" of Armada because (1) he is an Executive Vice president of NCC, (2) he owns shares of common stock and options to purchase common stock of NCC, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.
6 Mr. McConnel, Mr. Westley and Ms. Barr also serve as Secretary, Treasurer and
  Assistant Treasurer/Compliance Officer, respectively, of Advantage.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-622-FUND (3863).

                                                                MAY 31, 2003   7

REPORT OF INDEPENDENT AUDITORS
ARMADA MONEY MARKET FUNDS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ARMADA FUNDS

We have audited the accompanying statements of net assets of the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, and Armada Treasury Plus Money Market Fund (the "Funds") (each a portfolio of the Armada Funds) as of May 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. We have also audited the financial highlights for each of the periods indicated therein for the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, and for each of the four years in the period ended May 31, 2003 for the Armada Treasury Plus Money Market Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended May 31, 1999 for the Armada Treasury Plus Money Market Fund were audited by other auditors whose report dated July 22, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at May 31, 2003, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and for the Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, the financial highlights for each of the periods indicated therein, and for the Armada Treasury Plus Money Market Fund, the financial highlights for each of the four years in the period ended May 31, 2003 in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania

July 16, 2003


8   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                       ARMADA MONEY MARKET FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                                                                                                                       RATIO
                                                                                                                       OF NET
                                                                                            RATIO OF       RATIO     INVESTMENT
                                                                                               NET      OF EXPENSES    INCOME
         NET ASSET               DIVIDENDS   NET ASSET             NET ASSETS   RATIO OF    INVESTMENT  TO AVERAGE   TO AVERAGE
           VALUE,       NET      FROM NET     VALUE,                 END OF    EXPENSES TO    INCOME    NET ASSETS   NET ASSETS
         BEGINNING  INVESTMENT  INVESTMENT     END        TOTAL       YEAR       AVERAGE    TO AVERAGE (BEFORE FEE  (BEFORE FEE
          OF YEAR     INCOME      INCOME     OF YEAR      RETURN     (000)      NET ASSETS  NET ASSETS   WAIVERS)     WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003       $1.00       $0.01+     $(0.01)     $1.00        1.15%  $1,966,487       0.41%       1.16%       0.51%       1.06%
2002        1.00        0.02+      (0.02)      1.00        2.43    2,195,174       0.39        2.31        0.49        2.21
2001        1.00        0.06       (0.06)      1.00        5.88    1,557,596       0.37        5.62        0.52        5.47
2000        1.00        0.05       (0.05)      1.00        5.30      947,831       0.39        5.14        0.55        4.98
1999        1.00        0.05       (0.05)      1.00        4.86    1,094,979       0.42        4.76        0.52        4.66
CLASS A
2003       $1.00       $0.01+     $(0.01)     $1.00        0.89%  $  593,867       0.66%       0.91%       0.76%       0.81%
2002        1.00        0.02+      (0.02)      1.00        2.17      782,102       0.64        2.06        0.74        1.96
2001        1.00        0.06       (0.06)      1.00        5.67      650,803       0.57        5.42        0.72        5.27
2000        1.00        0.05       (0.05)      1.00        5.14      521,688       0.54        4.99        0.70        4.83
1999        1.00        0.05       (0.05)      1.00        4.70      565,095       0.57        4.61        0.67        4.51
-----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003       $1.00       $0.01+     $(0.01)     $1.00        1.19%  $3,646,585       0.40%       1.19%       0.50%       1.09%
2002        1.00        0.02+      (0.02)      1.00        2.41    3,533,294       0.40        2.33        0.50        2.23
2001        1.00        0.06       (0.06)      1.00        5.96    3,342,689       0.38        5.78        0.53        5.63
2000        1.00        0.05       (0.05)      1.00        5.41    2,342,230       0.40        5.29        0.56        5.13
1999        1.00        0.05       (0.05)      1.00        4.96    2,133,839       0.42        4.82        0.52        4.72
CLASS A
2003       $1.00       $0.01+     $(0.01)     $1.00        0.94%  $1,097,776       0.65%       0.94%       0.75%       0.84%
2002        1.00        0.02+      (0.02)      1.00        2.16    1,763,870       0.65        2.08        0.75        1.98
2001        1.00        0.06       (0.06)      1.00        5.74    2,030,360       0.58        5.58        0.73        5.43
2000        1.00        0.05       (0.05)      1.00        5.25    1,717,661       0.55        5.14        0.71        4.98
1999        1.00        0.05       (0.05)      1.00        4.82    1,360,644       0.56        4.68        0.66        4.58
CLASS B
2003       $1.00       $0.01+     $(0.01)     $1.00        0.60%  $    1,789       0.95%       0.64%       1.46%       0.13%
2002        1.00        0.02+      (0.02)      1.00        1.44        1,332       1.36        1.37        1.46        1.27
2001        1.00        0.05       (0.05)      1.00        4.96          970       1.33        4.83        1.43        4.73
2000        1.00        0.04       (0.04)      1.00        4.50          249       1.26        4.43        1.36        4.33
1999        1.00        0.04       (0.04)      1.00        4.21           27       1.27        3.97        1.37        3.87
CLASS C
2003       $1.00       $0.01+     $(0.01)     $1.00        0.60%  $    1,283       0.95%       0.64%       1.46%       0.13%
2002        1.00        0.02+      (0.02)      1.00        1.45          218       1.36        1.37        1.46        1.27
2001 1      1.00        0.02       (0.02)      1.00        2.43           39       1.33        4.62        1.43        4.52
CLASS H
2003       $1.00       $0.01+     $(0.01)     $1.00        0.60%  $       82       0.95%       0.64%       1.46%       0.13%
2002 2      1.00        0.00*+     (0.00)*     1.00        0.05           90       1.38        0.59        1.48        0.49

*   AMOUNT REPRESENTS LESS THAN 0.01 PER SHARE.

+   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(1) MONEY MARKET FUND CLASS C COMMENCED OPERATIONS ON NOVEMBER 15, 2000. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) MONEY MARKET FUND CLASS H COMMENCED OPERATIONS ON APRIL 11, 2002. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003    9

FINANCIALHIGHLIGHTS
ARMADA MONEY MARKET FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                                                                                                                       RATIO
                                                                                                                       OF NET
                                                                                            RATIO OF       RATIO     INVESTMENT
                                                                                               NET      OF EXPENSES    INCOME
         NET ASSET               DIVIDENDS   NET ASSET             NET ASSETS   RATIO OF    INVESTMENT  TO AVERAGE   TO AVERAGE
           VALUE,       NET      FROM NET     VALUE,                 END OF    EXPENSES TO    INCOME    NET ASSETS   NET ASSETS
         BEGINNING  INVESTMENT  INVESTMENT     END        TOTAL       YEAR       AVERAGE    TO AVERAGE (BEFORE FEE  (BEFORE FEE
          OF YEAR     INCOME      INCOME     OF YEAR      RETURN     (000)      NET ASSETS  NET ASSETS   WAIVERS)     WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
 OHIO MUNICIPAL MONEY MARKETFUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003       $1.00       $0.01+     $(0.01)     $1.00        1.06%    $262,692       0.32%       1.05%       0.52%       0.85%
2002        1.00        0.02+      (0.02)      1.00        1.77      185,180       0.31        1.72        0.51        1.52
2001        1.00        0.04       (0.04)      1.00        3.71      176,937       0.33        3.62        0.58        3.37
2000        1.00        0.03       (0.03)      1.00        3.28      129,475       0.35        3.26        0.61        3.00
1999 1      1.00        0.02       (0.02)      1.00        2.01       99,342       0.35        2.77        0.55        2.57
CLASS A
2003       $1.00       $0.01+     $(0.01)     $1.00        0.81%    $ 52,040       0.57%       0.80%       0.77%       0.60%
2002        1.00        0.02+      (0.02)      1.00        1.55       57,544       0.53        1.50        0.73        1.30
2001        1.00        0.03       (0.03)      1.00        3.55       48,771       0.48        3.47        0.73        3.22
2000        1.00        0.03       (0.03)      1.00        3.13       29,458       0.50        3.11        0.76        2.85
1999 2      1.00        0.02       (0.02)      1.00        1.50       11,019       0.50        2.62        0.70        2.42
-----------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003       $1.00       $0.01+     $(0.01)     $1.00        1.07%    $100,585       0.30%       1.06%       0.55%       0.81%
2002        1.00        0.02+      (0.02)      1.00        1.76      112,169       0.34        1.69        0.59        1.44
2001        1.00        0.04       (0.04)      1.00        3.65       99,711       0.35        3.61        0.65        3.31
2000        1.00        0.03       (0.03)      1.00        3.31       94,299       0.33        3.26        0.64        2.95
1999        1.00        0.03       (0.03)      1.00        2.92       77,214       0.34        2.82        0.59        2.57
CLASS A
2003       $1.00       $0.01+     $(0.01)     $1.00        0.82%    $ 88,615       0.55%       0.81%       0.80%       0.56%
2002        1.00        0.02+      (0.02)      1.00        1.54       61,754       0.56        1.47        0.81        1.22
2001        1.00        0.03       (0.03)      1.00        3.49       63,372       0.50        3.46        0.80        3.16
2000        1.00        0.03       (0.03)      1.00        3.15       57,941       0.48        3.11        0.79        2.80
1999        1.00        0.03       (0.03)      1.00        2.76       53,822       0.49        2.67        0.74        2.42
-----------------------------------------------------------------------------------------------------------------------------------
 TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003       $1.00       $0.01+     $(0.01)     $1.00        1.04%    $545,100       0.31%       1.03%       0.51%       0.83%
2002        1.00        0.02+      (0.02)      1.00        1.74      539,093       0.30        1.70        0.50        1.50
2001        1.00        0.04       (0.04)      1.00        3.67      565,973       0.28        3.61        0.53        3.36
2000        1.00        0.03       (0.03)      1.00        3.30      327,185       0.32        3.24        0.58        2.98
1999        1.00        0.03       (0.03)      1.00        3.00      434,178       0.30        2.92        0.50        2.72
CLASS A
2003       $1.00       $0.01+     $(0.01)     $1.00        0.79%    $267,874       0.56%       0.78%       0.76%       0.58%
2002        1.00        0.02+      (0.02)      1.00        1.52      289,510       0.52        1.48        0.72        1.28
2001        1.00        0.03       (0.03)      1.00        3.52      252,955       0.43        3.46        0.68        3.21
2000        1.00        0.03       (0.03)      1.00        3.14      219,568       0.47        3.09        0.73        2.83
1999        1.00        0.03       (0.03)      1.00        2.85      190,469       0.44        2.78        0.64        2.58

+   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

(1) OHIO MUNICIPAL MONEY MARKET FUND CLASS I COMMENCED OPERATIONS ON SEPTEMBER 15, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN
    ANNUALIZED.

(2) OHIO MUNICIPAL MONEY MARKET FUND CLASS A COMMENCED OPERATIONS ON NOVEMBER 2, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

10   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                       ARMADA MONEY MARKET FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                                                                                                                       RATIO
                                                                                                                       OF NET
                                                                                            RATIO OF       RATIO     INVESTMENT
                                                                                               NET      OF EXPENSES    INCOME
         NET ASSET               DIVIDENDS   NET ASSET             NET ASSETS   RATIO OF    INVESTMENT  TO AVERAGE   TO AVERAGE
           VALUE,       NET      FROM NET     VALUE,                 END OF    EXPENSES TO    INCOME    NET ASSETS   NET ASSETS
         BEGINNING  INVESTMENT  INVESTMENT     END        TOTAL       YEAR       AVERAGE    TO AVERAGE (BEFORE FEE  (BEFORE FEE
          OF YEAR     INCOME      INCOME     OF YEAR      RETURN     (000)      NET ASSETS  NET ASSETS   WAIVERS)     WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
 TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003       $1.00       $0.01+     $(0.01)     $1.00        1.07%    $636,837       0.41%       1.04%       0.46%       0.99%
2002        1.00        0.02+      (0.02)      1.00        2.23      468,283       0.40        2.12        0.45        2.07
2001        1.00        0.05       (0.05)      1.00        5.39      365,605       0.43        5.24        0.53        5.14
2000        1.00        0.05       (0.05)      1.00        4.75      409,169       0.42        4.65        0.53        4.54
1999        1.00        0.04       (0.04)      1.00        4.39      346,092       0.41        4.35        0.46        4.30
CLASS A
2003       $1.00       $0.01+     $(0.01)     $1.00        0.82%    $ 14,890       0.66%       0.79%       0.71%       0.74%
2002        1.00        0.02+      (0.02)      1.00        1.98       17,270       0.65        1.87        0.70        1.82
2001        1.00        0.05       (0.05)      1.00        5.17       62,598       0.63        5.04        0.73        4.94
2000        1.00        0.04       (0.04)      1.00        4.59       79,713       0.57        4.50        0.68        4.39
1999        1.00        0.04       (0.04)      1.00        4.23       83,020       0.55        4.21        0.60        4.16
-----------------------------------------------------------------------------------------------------------------------------------
 TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003       $1.00       $0.01+     $(0.01)     $1.00        1.02%    $232,768       0.47%       0.99%       0.47%       0.99%
2002        1.00        0.02+      (0.02)      1.00        2.19      186,114       0.48        2.23        0.48        2.23
2001        1.00        0.05       (0.05)      1.00        5.62      231,317       0.47        5.43        0.52        5.38
2000        1.00        0.05       (0.05)      1.00        4.90      227,447       0.56        4.77        0.60        4.73
1999        1.00        0.05       (0.05)      1.00        4.61      269,534       0.58        4.52        0.68        4.42
CLASS A
2003       $1.00       $0.01+     $(0.01)     $1.00        0.77%    $    852       0.72%       0.74%       0.72%       0.74%
2002        1.00        0.02+      (0.02)      1.00        1.94        1,751       0.73        1.98        0.73        1.98
2001        1.00        0.05       (0.05)      1.00        5.39          135       0.67        5.23        0.72        5.18
2000        1.00        0.05       (0.05)      1.00        4.80        1,835       0.66        4.67        0.85        4.48
1999        1.00        0.04       (0.04)      1.00        4.51        9,161       0.67        4.77        0.91        4.53

+ PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   11

STATEMENT OF NETASSETS
ARMADA MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

                                                  PAR              VALUE
                                                 (000)             (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 67.7%
FEDERAL FARM CREDIT BANK -- 4.4%
   1.180%, 06/18/03+ (DN)                       $ 12,685        $   12,678
   1.174%, 08/05/03 (A) (DN)                      20,000            19,999
   1.120%, 09/16/03 (A)                           40,000            40,000
   1.126%, 11/12/03 (A)                           40,000            40,000
                                                                ----------
                                                                   112,677
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 23.2%
   1.160%, 06/02/03+ (DN)                         60,000            59,998
   1.180%, 06/04/03+ (DN)                         40,133            40,129
   1.171%, 06/11/03+ (DN)                         25,000            24,992
   1.180%, 06/13/03+ (DN)                         19,809            19,801
   1.180%, 06/18/03+ (DN)                         50,000            49,972
   1.190%, 06/20/03+ (DN)                         30,000            29,981
   1.170%, 06/27/03+ (DN)                         30,000            29,975
   1.170%, 07/11/03+ (DN)                         13,483            13,465
   1.170%, 07/16/03+ (DN)                         38,500            38,444
   1.175%, 07/25/03+ (DN)                         26,500            26,453
   1.130%, 08/06/03+ (DN)                         20,000            19,959
   1.170%, 08/20/03+ (DN)                         35,000            34,909
   1.160%, 08/29/03+ (DN)                         30,000            29,914
   1.400%, 03/29/04 (MTN)                         25,000            25,000
   1.410%, 03/30/04 (MTN)                         20,000            20,000
   1.260%, 04/08/04 (MTN)                         25,000            25,000
   1.265%, 04/08/04 (MTN)                         20,000            20,000
   1.375%, 05/11/04 (MTN)                         10,000            10,000
   1.300%, 06/01/04 (MTN)                         10,000            10,000
   1.300%, 06/07/04 (MTN)                         15,000            15,000
   1.325%, 06/11/04 (MTN)                         10,000            10,000
   1.180%, 06/18/04 (MTN)                         10,000            10,000
   1.250%, 06/21/04 (MTN)                         10,000            10,000
   1.300%, 06/28/04 (MTN)                         20,000            20,000
                                                                ----------
                                                                   592,992
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 12.8%
   1.160%, 06/09/03+ (DN)                         35,000            34,991
   1.220%, 06/13/03+ (DN)                         15,000            14,994
   1.245%, 06/19/03+ (DN)                         15,000            14,991
   1.190%, 06/24/03+ (DN)                         50,000            49,962
   1.215%, 06/30/03+ (DN)                         20,000            19,980
   1.170%, 06/30/03+ (DN)                         35,000            34,967
   1.150%, 07/08/03+ (DN)                         35,000            34,959
   1.185%, 07/24/03+ (DN)                         35,000            34,939
   1.150%, 07/31/03+ (DN)                         35,000            34,933
   1.185%, 08/11/03+ (DN)                         35,000            34,918
   1.130%, 09/03/03+ (DN)                         18,130            18,076
                                                                ----------
                                                                   327,710
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.3%
  Federal National Mortgage Association
   1.180%, 06/03/03+ (DN)                         50,000            49,997
   1.190%, 06/03/03+ (DN)                         50,000            49,997
   1.110%, 06/04/03+ (DN)                         35,000            34,997
   1.180%, 06/04/03+ (DN)                         10,800            10,799
   1.250%, 06/11/03+ (DN)                         30,000            29,989
   1.180%, 06/12/03+ (DN)                         10,400            10,396

                                                  PAR              VALUE
                                                 (000)             (000)
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
   1.180%, 06/16/03+ (DN)                       $ 35,000        $   34,983
   1.170%, 06/18/03+ (DN)                         35,000            34,981
   1.265%, 06/25/03+ (DN)                         25,000            24,979
   1.195%, 07/02/03+ (DN)                         35,000            34,964
   1.180%, 07/09/03+ (DN)                         35,000            34,956
   1.207%, 07/23/03+ (DN)                         38,831            38,765
   1.185%, 07/30/03+ (DN)                         30,000            29,942
   1.000%, 09/30/03+ (DN)                         30,000            29,885
   1.200%, 12/12/03+ (DN)                         20,000            19,871
   1.186%, 01/22/04 (A) (DN)                      15,000            14,998
   1.410%, 04/16/04 (MTN)                         20,000            20,000
   1.400%, 04/28/04 (MTN)                         15,000            15,000
                                                                ----------
                                                                   519,499
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION -- 7.0%
   1.260%, 06/02/03+ (DN)                         20,000            19,999
   1.490%, 06/25/03 (A)                           40,000            40,000
   1.100%, 08/21/03 (A)                           25,000            25,000
   1.090%, 09/18/03 (A)                           40,000            40,000
   1.090%, 10/16/03 (A)                           30,000            30,000
   1.405%, 02/24/04 (MTN)                         25,000            25,000
                                                                ----------
                                                                   179,999
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $1,732,877)       1,732,877
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 32.6%
  Bank of America
   1.35% (dated 5/30/03, matures 6/02/03,
   repurchase price $120,013,500,
   collateralized by various government
   obligations: total market value
   $122,401,817)                                 120,000           120,000
  Citigroup
   1.31% (dated 5/30/03, matures 6/02/03,
   repurchase price $285,031,113,
   collateralized by various government
   obligations: total market value
   $290,700,675)                                 285,000           285,000
  Credit Suisse First Boston
   1.35% (dated 5/30/03, matures 6/02/03,
   repurchase price $205,023,063,
   collateralized by various government
   obligations: total market value
   $209,101,643)                                 205,000           205,000
  Greenwich Capital
   1.35% (dated 5/30/03, matures 6/02/03,
   repurchase price $120,013,500,
   collateralized by various government
   obligations: total market value
   $122,400,000)                                 120,000           120,000

12   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

                                            NUMBER OF SHARES/      VALUE
                                                PAR (000)          (000)
REPURCHASE AGREEMENTS -- CONTINUED
  Morgan Stanley
   1.34% (dated 5/30/03, matures 6/02/03,
   repurchase price $105,011,725,
   collateralized by various government
   obligations: total market value
   $107,100,000)                                $105,000        $  105,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $835,000)                        835,000
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.6%
  Goldman Sachs Financial Square
   Government Money Market Fund               16,537,257            16,537
--------------------------------------------------------------------------------
Total Money Market Fund (Cost $16,537)                              16,537
--------------------------------------------------------------------------------
Total Investments -- 100.9% (Cost $2,584,414)*                   2,584,414
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.9)%
  Investment Advisory Fees Payable                                    (528)
  12b-1 Fees Payable
   Class I                                                            (219)
   Class A                                                             (83)
  Administration Fees Payable                                         (148)
  Custody Fees Payable                                                 (20)
  Other Assets & Liabilities                                       (23,062)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net                              (24,060)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $2,560,354
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited
  authorization -- no par value)                                $2,560,380
Distributions in excess of net investment income                        (1)
Accumulated net realized loss on investments                           (25)
--------------------------------------------------------------------------------
Total Net Assets                                                $2,560,354
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($1,966,486,817 /
  1,966,461,939 outstanding shares of
  beneficial interest)                                               $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($593,867,121 / 593,896,842
  outstanding shares of beneficial interest)                         $1.00
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
DN -- DISCOUNT NOTE
MTN -- MEDIUM TERM NOTE

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   13

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

MONEY MARKET FUND

                                                   PAR             VALUE
                                                  (000)            (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.9%
FEDERAL FARM CREDIT BANK -- 2.1%
   1.200%, 06/02/03 (DN)                        $100,000        $   99,997
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 6.6%
   1.410%, 03/30/04 (MTN)                         30,000            30,000
   1.260%, 04/08/04 (MTN)                         20,000            20,000
   1.300%, 04/12/04 (MTN)                         25,000            25,000
   1.375%, 05/11/04 (MTN)                         15,000            15,000
   1.450%, 05/14/04 (MTN)                         19,750            19,750
   1.300%, 06/01/04 (MTN)                         15,000            15,000
   1.300%, 06/07/04 (MTN)                         40,000            40,000
   1.325%, 06/11/04 (MTN)                         30,000            30,000
   1.250%, 06/18/04 (MTN)                         40,000            40,000
   1.250%, 06/21/04 (MTN)                         30,000            30,000
   1.270%, 06/21/04 (MTN)                         23,500            23,500
   1.300%, 06/28/04 (MTN)                         25,000            25,000
                                                                ----------
                                                                   313,250
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.2%
   1.250%, 06/02/03 (DN)                         150,000           149,995
   1.210%, 06/03/03 (DN)                          50,000            49,996
   1.410%, 04/16/04 (MTN)                         25,000            25,000
   1.400%, 04/28/04 (MTN)                         20,000            20,000
                                                                ----------
                                                                   244,991
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $658,238)           658,238
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 9.5%
  ABN Amro Holdings
   1.370%, 11/17/03                               30,000            30,000
  Bank of Nova Scotia
   1.230%, 06/30/03                               25,000            25,000
   1.260%, 08/13/03                               50,000            50,004
  Barclays
   1.255%, 07/14/03                               25,000            25,000
   1.190%, 08/29/03                               25,000            25,001
  BNP Paribas
   1.240%, 07/15/03                               50,000            50,000
  Canadian Imperial Bank
   1.350%, 06/10/03                               30,000            30,001
  HSBC Holdings
   1.210%, 08/11/03                               33,000            32,999
  Lasalle Bank
   1.250%, 06/02/03                               10,000            10,000
  Lloyds TSB Bank
   1.380%, 07/18/03                               30,000            30,005
  Societe Generale North America
   1.270%, 07/21/03                               50,000            50,002
  Toronto Dominion Bank
   1.310%, 06/04/03                               50,000            50,000
  Wells Fargo
   1.240%, 06/12/03                               20,000            20,000
   1.250%, 06/16/03                               25,000            25,000
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $453,012)                      453,012
--------------------------------------------------------------------------------

                                                   PAR             VALUE
                                                  (000)            (000)
COMMERCIAL PAPER + -- 22.0%
AGRICULTURE -- 1.3%
  Canadian Wheat
   1.240%, 06/27/03                             $ 28,400        $   28,375
  Cargill
   1.250%, 06/23/03                               14,500            14,489
   1.220%, 06/26/03                               20,000            19,983
                                                                ----------
                                                                    62,847
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.0%
  FCAR Owners Trust
   1.240%, 06/17/03                               25,000            24,986
  New Center Asset Trust
   1.250%, 06/09/03                               25,000            24,993
                                                                ----------
                                                                    49,979
--------------------------------------------------------------------------------
BANKS -- 3.7%
  ANZ
   1.230%, 06/30/03                               25,000            24,975
   1.220%, 07/07/03                               10,900            10,887
  Danske
   1.320%, 06/18/03                               25,000            24,984
   1.220%, 07/09/03                                5,400             5,393
   1.200%, 07/28/03                                6,600             6,587
  ING Group N.V
   1.230%, 06/11/03                                6,000             5,998
   1.300%, 07/08/03                               25,000            24,967
  Lloyds TSB Group, PLC
   1.170%, 08/20/03                               20,000            19,948
  Royal Bank of Scotland
   1.230%, 06/09/03                               15,000            14,996
  Svenska Handelsbanken AB
   1.250%, 06/20/03                               36,100            36,076
                                                                ----------
                                                                   174,811
--------------------------------------------------------------------------------
CHEMICIALS -- 0.4%
  E.I dupont de Nemours
   1.170%, 08/05/03                               20,000            19,958
--------------------------------------------------------------------------------
DRUGS -- 0.7%
  Schering Plough
   1.210%, 06/23/03                               15,000            14,989
   1.250%, 07/15/03                               15,500            15,476
                                                                ----------
                                                                    30,465
--------------------------------------------------------------------------------
FINANCIAL CONDUIT -- 6.0%
  CXC, LLC
   1.230%, 06/17/03                               35,540            35,521
  Delaware Funding
   1.250%, 06/18/03                               10,000             9,994
   1.250%, 07/08/03                               20,000            19,974
  Edison Assets Securitization LLC
   1.240%, 06/16/03                               30,000            29,984
  Fountain Square Commercial
   1.250%, 06/16/03                               23,000            22,988
  Galaxy Funding
   1.230%, 06/17/03                               15,000            14,992

14   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

MONEY MARKET FUND

                                                   PAR             VALUE
                                                  (000)            (000)
FINANCIAL CONDUIT -- CONTINUED
  Hatteras Funding
   1.200%, 08/20/03                             $ 15,000        $   14,960
   1.210%, 08/25/03                               20,000            19,943
  Market Street Funding
   1.260%, 06/12/03                               28,218            28,207
  Old Line Funding
   1.240%, 06/20/03                               31,200            31,180
  Stellar Funding
   1.300%, 06/03/03                               15,775            15,774
  Three Rivers Funding
   1.240%, 06/02/03                               20,033            20,032
   1.250%, 06/11/03                               12,000            11,996
  Variable Funding Capital
   1.220%, 07/10/03                               10,000             9,987
                                                                ----------
                                                                   285,532
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.1%
  Alliance Finance
   1.260%, 06/03/03                               20,000            19,999
   1.220%, 08/11/03                               18,000            17,957
  Dexia Delaware, LLC
   1.245%, 06/13/03                                5,000             4,998
   1.250%, 06/30/03                               15,000            14,985
  Dow Jones
   1.200%, 11/04/03                               25,000            24,870
  Goldman Sachs Group
   1.329%, 09/24/03                               50,000            50,000
  HBOS Treasury Services
   1.300%, 06/27/03                               25,000            24,976
   1.255%, 07/14/03                               18,100            18,073
  Marsh McClennan
   1.220%, 07/10/03                               20,000            19,974
   1.200%, 07/16/03                               10,000             9,985
  UBS Finance
   1.235%, 06/02/03                               14,000            13,999
   1.230%, 06/05/03                               15,000            14,998
   1.240%, 06/06/03                                6,000             5,999
                                                                ----------
                                                                   240,813
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 1.6%
  Altria Group
   1.280%, 06/11/03                               21,900            21,892
  Coca Cola
   1.190%, 06/26/03                               12,945            12,934
  Kraft Foods
   1.150%, 06/10/03                               21,000            20,994
  Sysco
   1.210%, 08/11/03                               21,220            21,170
                                                                ----------
                                                                    76,990
--------------------------------------------------------------------------------
METALS & MINING -- 0.4%
  Rio Tinto
   1.220%, 06/25/03                               19,067            19,051
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.7%
  Gannett
   1.250%, 06/03/03                               31,000            30,998
--------------------------------------------------------------------------------

                                                   PAR             VALUE
                                                  (000)            (000)
TECHNOLOGY -- 1.1%
  Gemini Securitization
   1.260%, 06/26/03                             $ 24,000        $   23,979
  Pitney Bowes
   1.230%, 06/03/03                               30,000            29,998
                                                                ----------
                                                                    53,977
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,045,421)                         1,045,421
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 16.3%
AGRICULTURE -- 1.2%
  Cargill (MTN) 144A
   1.290%, 01/14/04                               58,000            58,000
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.7%
  Paccar Financial (MTN) Series J
   1.429%, 10/20/03 (A)                           20,000            20,010
   1.370%, 10/31/03 (A)                           20,000            20,010
  VW Credit (MTN) 144A
   1.509%, 01/22/04                               40,000            40,055
                                                                ----------
                                                                    80,075
--------------------------------------------------------------------------------
BANKS -- 5.7%
  Bank One (MTN) Series B
   1.565%, 09/11/03                               35,000            35,027
   1.525%, 09/26/03                               13,000            13,012
  Bank One NA
   1.339%, 09/17/03                               50,000            50,019
  Credit Suisse First Boston
   1.274%, 07/21/03                               25,000            24,999
  Deutsche Bank NY
   1.300%, 01/16/04                               25,000            25,000
  Rabobank Nederland NV NY
   1.293%, 01/22/04                               50,000            50,000
  SunTrust Bank
   1.429%, 09/05/03                               50,000            50,018
  US Bancorp (MTN) Series L
   1.540%, 09/15/03                               12,000            12,010
  West Deutsche Landesbank
   1.249%, 09/22/03                               10,000            10,000
                                                                ----------
                                                                   270,085
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 7.2%
  Abbey National Treasury Services
   1.243%, 09/18/03                               40,000            39,997
  American Express Centurian
   1.320%, 09/24/03                               50,000            50,000
   1.310%, 10/10/03                               20,000            20,000
  American Express Credit  (MTN) Series B
   1.355%, 10/10/03                               15,550            15,555
  American General Finance (MTN)
   Series F
   1.655%, 06/11/03                               28,750            28,753
  Bear Stearns (MTN) Series B
   1.620%, 02/26/04                               20,000            20,045
   1.713%, 04/16/04                               25,000            25,058

                                                               MAY 31, 2003   15

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

MONEY MARKET FUND

                                                   PAR             VALUE
                                                  (000)            (000)
FINANCIAL SERVICES -- CONTINUED
  Caterpillar Financial Service (MTN)
   Series F
   1.510%, 11/04/03                             $ 17,000        $   17,014
   1.499%, 03/05/04                               30,000            30,044
  Household Finance (MTN)
   2.313%, 09/12/03                               16,150            16,153
  Merrill Lynch & Co
   1.500%, 12/02/03                               10,500            10,507
  Morgan Stanley (MTN) Series C
   1.675%, 04/05/04                               16,070            16,127
  National Rural Utilities (MTN) Series C
   1.488%, 07/17/03                               50,000            50,009
                                                                ----------
                                                                   339,262
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION -- 0.5%
  BP Capital Markets, PLC
   1.310%, 09/11/03                               25,000            25,003
--------------------------------------------------------------------------------
Total Floating Rate Notes (Cost $772,425)                          772,425
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.8%
AUTOMOTIVE FINANCE -- 0.8%
  Ford Credit Auto Owner Trust,
   Series 2003-A Cl A1
   1.363%, 10/15/03                               12,502            12,502
  Ford Credit Auto Owner Trust,
   Series 2003-B Cl A1
   1.239%, 11/17/03                               24,306            24,306
                                                                ----------
                                                                    36,808
--------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $36,808)                        36,808
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.4%
TEXAS -- 0.4%
  Texas State (TRAN)
   2.750%, 08/29/03                               20,500            20,557
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost $20,557)                                20,557
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 37.3%
  Bank of America
   1.35% (dated 5/30/03, matures 6/02/03,
   repurchase price $620,069,750,
   collateralized by various government
   obligations: total market value
   $632,400,001)                                 620,000           620,000
  Citigroup
   1.31% (dated 5/30/03, matures 6/02/03,
   repurchase price $210,022,925,
   collateralized by various government
   obligations: total market value
   $214,200,115)                                 210,000           210,000

                                            NUMBER OF SHARES/      VALUE
                                                PAR (000)          (000)
REPURCHASE AGREEMENTS -- CONTINUED
  Credit Suisse First Boston
   1.35% (dated 5/30/03, matures 6/02/03,
   repurchase price $145,016,313,
   collateralized by various government
   obligations: total market value
   $147,904,548)                                $145,000        $  145,000
  Greenwich Capital
   1.35% (dated 5/30/03, matures 6/02/03,
   repurchase price $230,025,875,
   collateralized by various government
   obligations: total market value
   $234,603,170)                                 230,000           230,000
  JP Morgan Chase
   1.32% (dated 5/30/03, matures 6/02/03,
   repurchase price $173,019,030,
   collateralized by various government
   obligations: total market value
   $ 176,462,426                                 173,000           173,000
  Morgan Stanley
   1.34% (dated 5/30/03, matures 6/02/03,
   repurchase price $395,044,108,
   collateralized by various government
   obilgations: total market value
   $402,900,082)                                 395,000           395,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $1,773,000)                    1,773,000
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.3%
  Goldman Sachs Financial Square Prime
   Obligation Money Market Fund                 13,936,798          13,937
--------------------------------------------------------------------------------
Total Money Market Fund (Cost $13,937)                              13,937
--------------------------------------------------------------------------------
Total Investments-- 100.5% (Cost $4,773,398)*                    4,773,398
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.5)%
  Investment Advisory Fees Payable                                    (980)
  12b-1 Fees Payable
   Class I                                                            (386)
   Class A                                                            (206)
  Administration Fees Payable                                         (274)
  Custody Fees Payable                                                 (34)
  Other Assets & Liabilities                                       (24,003)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net                              (25,883)
--------------------------------------------------------------------------------
TOTAL NET ASSETS-- 100.0%                                       $4,747,515
--------------------------------------------------------------------------------

16   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

MONEY MARKET FUND

                                                                  VALUE
                                                                  (000)
NET ASSETS:
  Shares of beneficial interest
   (unlimited authorization -- no par value)                    $4,755,409
Accumulated net realized loss on investments                        (7,894)
--------------------------------------------------------------------------------
Total Net Assets                                                $4,747,515
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I
  ($3,646,584,499 / 3,651,690,060
  outstanding shares of beneficial interest)                         $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($1,097,776,162 / 1,100,554,503
  outstanding shares of beneficial interest)                         $1.00
--------------------------------------------------------------------------------
Net Asset Value and Offering Price
  Per Share -- Class B ($1,789,426 / 1,790,062
  outstanding shares of beneficial interest)                         $1.00
--------------------------------------------------------------------------------
Net Asset Value and Offering Price
  Per Share -- Class C
  ($1,282,466 / 1,282,147
  outstanding shares of beneficial interest)                         $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class H
  ($81,995 / 81,990 outstanding
  shares of beneficial interest)                                     $1.00
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE. (A) FLOATING RATE SECURITY -- THE RATE
  REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
144A -- SECURITY WAS PURCHASED PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF
        1933 AND MAY NOT BE RESOLD SUBJECT TO THAT RULE EXCEPT TO QUALIFIED INSTITUTIONAL BUYERS.
DN -- DISCOUNT NOTE
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              MAY 31, 2003    17

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

OHIO MUNICIPAL MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)
MUNICIPAL SECURITIES -- 99.8%
OHIO -- 99.8%
  Allen County (BAN)
   1.780%, 09/10/03                              $ 1,945          $  1,946
  Allen County Health Care Facilities,
   Mennonite Memorial Home Project
   (RB) (A) (B) (C)
   1.200%, 02/01/18                                3,060             3,060
  Bowling Green (BAN)
   1.600%, 09/04/03                                2,575             2,579
  Brookville Local School District (BAN)
   1.660%, 07/15/03                                2,000             2,001
  Butler County (BAN)
   1.020%, 09/24/03                                  500               500
   2.250%, 10/16/03                                1,800             1,805
   1.750%, 10/16/03                                1,250             1,250
   2.000%, 03/12/04                                2,060             2,074
   1.500%, 06/10/04                                1,550             1,557
  Chardon City (BAN)
   1.300%, 02/19/04                                  750               750
  Cincinnati & Hamilton Counties Port
   Authority Economic Development (RB)
   (A) (B) (C)
   1.250%, 09/01/25                                1,400             1,400
  Cincinnati (BAN)
   2.500%, 11/12/03                                2,000             2,008
  Clark County (BAN)
   1.390%, 03/26/04                                2,015             2,020
   1.450%, 04/21/04                                1,530             1,534
  Cleveland Waterworks (RB) (FGIC)
   1.150%, 01/01/33                                2,550             2,550
  Columbus (GO) Series 1 (A) (B)
   1.100%, 06/01/16                                  800               800
   1.100%, 12/01/17                                1,710             1,710
  Columbus Sewer & Water Improvement
   Authority (RB) (A) (B)
   1.200%, 06/01/11                                1,000             1,000
  Columbus Tax Increment Financing,
   Lyra Gemini Polaris Project (RB) (A) (B) (C)
   1.220%, 08/01/11                                  900               900
  Coshocton County Hospital Facilities
   Authority, Memorial Hospital Project
   (RB) (A) (B) (C)
   1.250%, 03/01/19                                1,200             1,200
  Cuyahoga County Civic Facility, Oriana
   Services Project (RB) (A) (B) (C)
   1.250%, 04/01/16                                2,455             2,455
  Cuyahoga County Economic Development
   Authority, Cleveland Orchestra Project
   (RB) (A) (B) (C)
   1.350%, 04/01/28                                6,690             6,690
  Cuyahoga County Economic Development
   Authority, Gilmore Academy Project (RB)
   (A) (B) (C)
   1.210%, 02/01/22                                2,300             2,300
  Cuyahoga County Economic Development
   Authority, Positive Education Program (RB)
   (A) (B) (C)
   1.250%, 08/01/20                                2,840             2,840

                                                   PAR              VALUE
                                                  (000)             (000)
  Cuyahoga County Health Care Facilities
   Authority, Applewood Centers Project
   (RB) (A) (B) (C)
   1.210%, 11/01/14                              $ 1,150          $  1,150
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Health Facilities Project
   (RB) Series B-2
   1.350%, 01/01/35                                3,900             3,900
  Cuyahoga County Hospital Authority,
   Cleveland Health Clinic Project (RB)
   (A) (B) (C)
   1.300%, 01/01/35                                1,700             1,700
  Cuyahoga County Hospital Authority,
   University Hospitals Health System
   Project (RB) (AMBAC) Series E (A) (B)
   1.250%, 01/15/29                                2,700             2,700
  Cuyahoga County Hospital Authority,
   University Hospitals System Project (RB)
   (AMBAC) Series D (A) (B)
   1.250%, 01/15/22                                5,520             5,520
  Dublin City School District, School Facilities
   Construction & Improvement Notes
   Project (GO) Series B
   1.710%, 10/15/03                                2,000             2,002
  Fairfield County (BAN)
   1.750%, 04/15/04                                1,500             1,508
  Franklin County Hospital Authority,
   Holy Cross Health Systems Project
   (RB) (A) (B)
   1.200%, 06/01/16                                5,545             5,545
  Franklin County Industrial Development
   Revenue Authority, Bricker & Eckler
   Project (RB) (A) (B) (C)
   1.200%, 11/01/14                                1,900             1,900
  Franklin County, Trinity Health Credit
   Group Project (RB) Series F (A) (B)
   1.200%, 12/01/30                                3,350             3,350
  Gates Mills (BAN)
   2.200%, 06/19/03                                2,000             2,000
  Geauga County Health Care Facilities,
   Montefiore Housing Corporation Project
   (RB) (A) (B) (C)
   1.250%, 01/01/26                                2,000             2,000
  Granville Exempted Village School District
   (BAN)
   1.670%, 04/29/04                                2,000             2,008
  Greene County (BAN)
   1.860%, 08/22/03                                2,358             2,362
  Hamilton County Economic Development
   Authority, Cincinnati-Hamilton Project
   (RB) (A) (B) (C)
   1.210%, 09/01/25                                  920               920
  Hamilton County Economic Development
   Authority, Taft Museum Project (RB) (A) (B) (C)
   1.210%, 05/01/27                                2,000             2,000
  Hancock County (BAN)
   2.380%, 11/20/03                                1,061             1,064
  Harrison City (BAN)
   2.000%, 09/18/03                                1,000             1,002

18   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

OHIO MUNICIPAL MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)
 Indian Hill Economic Development Authority,
   Cincinnati Country Day School Project
   (RB) (A) (B) (C)
   1.230%, 05/01/19                              $ 2,000          $  2,000
  Johnstown Village (BAN)
   1.880%, 08/28/03                                  875               876
  Kent State University General Receipts (GO)
   Series 2001
   1.250%, 05/01/31                                2,000             2,000
  Lake County (BAN)
   2.000%, 10/01/03                                1,185             1,187
   2.000%, 04/15/04                                2,700             2,720
  Licking County Joint Vocational School,
   School Facilities Construction &
   Improvements Project (BAN)
   2.000%, 12/01/03                                1,060             1,065
  Lima Hospital Authority, Lima Memorial
   Hospital Project (RB) (A) (B) (C)
   1.250%, 12/01/10                                1,510             1,510
  Lima Hospital Facilities Authority, Lima
   Memorial Hospital Project (RB)
   1.300%, 06/01/33                                2,500             2,500
  Lucas County Facilities Improvement
   Authority, Toledo Zoological Society
   Project (RB) (A) (B) (C)
   1.200%, 10/01/05                                  400               400
  Lucas County Health Care Facilities
   Authority, Sunset Retirement Community
   Project (RB) Series B (A) (B) (C)
   1.150%, 08/15/30                                8,000             8,000
  Miami County Hospital Facilities Authority,
   Upper Valley Medical Center Project
   (RB) Series C (A) (B) (C)
   1.210%, 08/01/10                                2,535             2,535
  Middlefield (BAN)
   2.500%, 11/05/03                                1,400             1,403
  Montpelier Exempted Village School District
   (BAN)
   1.790%, 06/18/03                                1,000             1,000
  Oakwood City School District (BAN)
   1.850%, 06/12/03                                2,000             2,000
  Ohio State (GO) (A) (B)
   1.150%, 08/01/17                                6,000             6,000
   1.150%, 02/01/19                                5,585             5,585
  Ohio State Air Quality Development
   Authority, Cincinnati Gas & Electric
   Project (RB) Series A (A) (B) (C)
   1.350%, 09/01/30                                3,800             3,800
  Ohio State Air Quality Development
   Authority, Cincinnati Gas & Electric
   Project (RB) Series B (A) (B) (C)
   1.300%, 09/01/30                                4,525             4,525
  Ohio State Air Quality Development
   Authority, Ohio Edison Project (RB)
   Series A (A) (B) (C)
   1.200%, 02/01/14                                7,400             7,400

                                                   PAR              VALUE
                                                  (000)             (000)
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Air Project
   (RB) (A) (B)
   1.300%, 05/01/22                              $ 1,600          $  1,600
   1.350%, 05/01/22                                2,110             2,110
  Ohio State Air Quality Pollution Control
   Development Authority, Timken
   Company Project (RB) (A) (B) (C)
   1.200%, 07/01/03                                2,000             2,000
  Ohio State Air Quality Pollution Control
   Development Authority, Timken
   Company Project (RB) (A) (B) (C)
   1.200%, 11/01/25                                  735               735
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) Series C (A) (B) (C)
   1.350%, 06/01/23                               14,030            14,030
  Ohio State Economic Development
   Authority, YMCA Greater Cincinnati
   Project (RB) (A) (B) (C)
   1.250%, 11/01/21                                3,600             3,600
  Ohio State Higher Education Authority,
   Case Western Reserve University
   Project (RB)
   1.050%, 08/12/03                                5,000             5,000
   1.050%, 09/09/03                                2,000             2,000
 Ohio State Higher Education Facilities
   Authority (GO) Series B
   2.000%, 11/01/03                                1,300             1,302
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University Project (RB) Series A (A) (B)
   1.350%, 10/01/31                                1,600             1,600
  Ohio State Higher Educational Facilities
   Authority, Kenyon College Project
   (RB) Series K (A) (B)
   1.200%, 08/01/33                                1,100             1,100
  Ohio State Higher Educational Facilities
   Authority, Lake Erie College Project
   (RB) (A) (B) (C)
   1.300%, 12/01/16                                4,040             4,040
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) Series C (A) (B) (C)
   1.300%, 09/01/25                                  800               800
  Ohio State Higher Educational Facilities
   Authority, Xavier University Project
   (RB) (A) (B) (C)
   1.200%, 05/01/15                                5,800             5,800
  Ohio State Higher Educational Facilities
   Authority, Xavier University Project (RB)
    Series B (A) (B) (C)
   1.200%, 11/01/30                               11,900            11,900
  Ohio State University General Receipts
   (RB) (A) (B)
   1.190%, 12/01/21                                2,000             2,000
   1.190%, 12/01/31                                2,720             2,720

                                                               MAY 31, 2003   19

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

OHIO MUNICIPAL MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)

  Ohio State University General Receipts
   (TECP)
   1.050%, 06/10/03                              $ 4,000          $  4,000
   1.050%, 06/11/03                                6,000             6,000
   1.150%, 06/12/03                                3,000             3,000
   1.080%, 09/15/03                                1,500             1,500
  Ohio State Water Development Authority,
   Timken Company Project (RB) (A) (B)
   1.200%, 05/01/07                                3,000             3,000
   1.200%, 11/01/25                                2,000             2,000
  Ohio State Water Pollution Control
   Development Authority, Cleveland
   Electric Illuminating Project (RB)
   Series B (A) (B) (C)
   1.150%, 08/01/20                                6,900             6,900
  Ohio University General Receipts (BAN)
   1.690%, 09/03/03                                2,500             2,504
   1.550%, 01/22/04                                2,425             2,430
  Ohio University General Receipt
   (RB) (FSA) (A) (B)
   1.200%, 12/01/26                                1,200             1,200
  Ontario (BAN)
   1.550%, 10/23/03                                2,500             2,504
  Ottawa County (BAN)
   1.740%, 06/03/03                                1,500             1,500
  Parkway (BAN)
   1.770%, 06/11/03                                2,750             2,750
  Plain Local School District (GO)
   2.000%, 07/15/03                                3,000             3,003
  Powell County (BAN)
   2.040%, 11/05/03                                2,000             2,003
  Reynoldsburg City School District (BAN)
   2.000%, 06/19/03                                3,000             3,001
  Rocky River, Lutheran West High School
   Project (RB) (A) (B) (C)
   1.210%, 12/01/22                                2,500             2,500
  Ross Local School (BAN)
   2.000%, 06/05/03                                1,000             1,000
  Scioto County Hospital Facilities Authority
   VHA (RB) Series B (AMBAC)
   1.150%, 12/01/25                                2,925             2,925
  Scioto County Hospital Facilities Authority,
   VHA Central Capital Asset Financing
   Program (RB) (AMBAC) Series G (A) (B)
   1.150%, 12/01/25                                2,365             2,365
  Shaker Heights (BAN) Series A
   1.400%, 05/13/04                                2,210             2,216
  Sharonville Industrial Development
   Authority, Edgecomb Metals Project
   (RB) (A) (B) (C)
   1.200%, 11/01/09                                2,760             2,760

                                             NUMBER OF SHARES/     VALUE
                                                PAR (000)          (000)
  Sidney City School District (BAN)
   2.030%, 07/17/03                              $ 1,999          $  2,000
  Summitt County Civic Facilities Authority,
   Oriana Services Project (RB) (A) (B) (C)
   1.250%, 02/01/11                                1,180             1,180
  Sylvania City School District (BAN)
   1.870%, 07/31/03                                1,100             1,101
  Toledo City Services Special Assessment
   (RB) (A) (B) (C)
   1.250%, 12/01/05                                4,000             4,000
  University of Cincinnati (BAN)
   1.750%, 06/15/03                                1,200             1,200
  University of Toledo General Receipts
   (RB) (A) (B)
   1.350%, 06/01/32                               11,345            11,345
  Warren County Economic Development
   Authority, Ralph J. Stolle Countryside
   Project (RB) (A) (B) (C)
   1.210%, 08/01/20                                1,900             1,900
  Warren County Health Care Facilities
   Authority, Otterbein Homes Project
   (RB) Series B (A) (B) (C)
   1.400%, 07/01/23                                3,628             3,628
  Warren County Industrial Development
   Authority, Cincinnati Electric
   Illuminating Project (RB) (A) (B) (C)
   1.400%, 09/01/15                                4,870             4,870
  Warren County Industrial Development
   Authority, Liquid Container Project
   (RB) (A) (B) (C)
   1.250%, 03/01/15                                1,670             1,670
  Washington County Hospital Authority,
   Marietta Area Health Facilities Project
   (RB) (A) (B) (C)
   1.210%, 12/01/22                                2,290             2,290
   1.210%, 06/01/27                                2,000             2,000
  Westlake City School District (BAN)
   2.000%, 06/05/03                                1,400             1,400
  Wood County (GO) (MBIA)
   3.000%, 12/01/03                                1,075             1,084
  Wooster Industrial Development Authority,
    Allen Group Project (RB) (A) (B) (C)
   1.200%, 12/01/10                                4,800             4,800
                                                                  --------

Total Municipal Securities (Cost $313,932)                         313,932
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.7%
  BlackRock Ohio Municipal
   Money Market Portfolio                      1,282,111             1,282
  Fidelity Ohio Money Market Fund              1,040,490             1,040
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $2,322)                               2,322
--------------------------------------------------------------------------------
Total Investments -- 100.5% (Cost $ 316,254)*                      316,254
--------------------------------------------------------------------------------

20   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

OHIO MUNICIPAL MONEY MARKET FUND

                                                                   VALUE
                                                                   (000)
OTHER ASSETS & LIABILITIES -- (0.5)%
  Investment Advisory Fees Payable                                $    (41)
  12b-1 Fees Payable
   Class I                                                             (22)
   Class A                                                              (7)
  Administration Fees Payable                                          (19)
  Custody Fees Payable                                                  (4)
  Other Assets & Liabilities                                        (1,429)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net                               (1,522)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $314,732
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $314,732
--------------------------------------------------------------------------------
Total Net Assets                                                  $314,732
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class I
  ($262,692,348 / 262,695,989 outstanding
  shares of beneficial interest)                                     $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class A
  ($52,040,018 / 52,036,832 outstanding
  shares of beneficial interest)                                     $1.00
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL TAX PURPOSES.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              MAY 31, 2003    21

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)
MUNICIPAL SECURITIES -- 99.8%
PENNSYLVANIA -- 99.8%
  Abington Township (GO) (FSA)
   3.000%, 11/15/03                               $1,000          $  1,009
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (A) (B)
   1.300%, 12/01/33                                2,000             2,000
  Allegheny County Hospital Development
   Authority, Health Care Dialysis
   Clinic Project (RB) (A) (B)
   1.200%, 12/01/19                                3,480             3,480
  Allegheny County Industrial Development
   Authority, Carnegie Museums of
   Pittsburgh Project (RB) (A) (B) (C)
   1.250%, 08/01/32                                2,000             2,000
  Beaver County Industrial Development
   Authority Pollution Control, Atlantic
   Richfield Project (RB) (A) (B)
   1.200%, 12/01/20                                4,300             4,300
  Berks County (GO) (AMBAC) Series B
   5.400%, 11/15/03                                3,195             3,253
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project (RB) (A) (B) (C)
   1.300%, 12/01/30                                1,940             1,940
  Bucks County Industrial Development
   Authority, Tru Realty Corporation
   Project (RB) (A) (B) (C)
   1.200%, 12/01/18                                3,000             3,000
  Central Bucks County School District
   Authority (GO) Series A (A) (B)
   1.250%, 02/01/20                                1,800             1,800
  Cheltenham Township (TRAN) (GO)
   2.000%, 12/31/03                                2,300             2,309
  Chester County Industrial Development
   Authority, Archdiocese of Philadelphia
   Project (RB) (A) (B) (C)
   1.300%, 07/01/31                                4,300             4,300
  Colonial School District (GO) (FSA)
   Series A
   1.800%, 11/15/03                                  760               761
  Cumberland Valley School District
   (GO) (FGIC)
   2.000%, 09/01/03                                1,000             1,002
  Dallastown Area School District
   Authority (GO) (A) (B)
   1.250%, 05/01/20                                3,355             3,355
  Dauphin County General Authority (RB)
   (AMBAC) Sub-Series ZZZ (A) (B)
   1.300%, 06/01/26                                2,000             2,000
  Delaware County Industrial Development
   Authority, PECO Energy Project (RB)
   (TECP) (C)
   1.100%, 10/09/03                                1,235             1,235
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (A) (B)
   1.300%, 10/01/19                                1,200             1,200

                                                   PAR              VALUE
                                                  (000)             (000)
  Delaware County Industrial Development
   Authority, PECO Energy Project (RB) (TECP)
   Series A (C)
   1.050%, 08/01/16                               $6,925          $  6,925
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series B (A) (B)
   1.250%, 12/01/18                                5,000             5,000
  Delaware County Industrial Development
   Authority, Sunoco Project (RB)
   (A) (B) (C)
   1.250%, 11/01/33                                4,000             4,000
  Emmaus General Authority (RB)
   Sub-Series G-16 (A) (B) (C)
   1.250%, 03/01/24                                2,910             2,910
  Erie City School District (GO) (FSA)
   Series B
   4.500%, 09/01/03                                1,650             1,663
  Erie Higher Education Building Authority,
   Gannon University Project (RB)
   Series F (A) (B) (C)
   1.400%, 07/01/13                                1,700             1,700
  Geisinger Health System Authority,
   Geisinger Health System Project (RB)
   (SPA) (A) (B)
   1.300%, 11/15/32                                1,000             1,000
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) Series A (A) (B)
   1.200%, 06/01/24                                  970               970
  Harrisburg Authority, Cumberland Valley
   School District Project (RB) (FSA)
   Sub-Series B (A) (B)
   1.240%, 03/01/34                                4,000             4,000
  Harrisburg Authority, Haverford School
   District Project (RB) (FSA) Sub-Series A
   (A) (B)
   1.240%, 03/01/34                                2,280             2,280
  Harrisburg Authority, West Brandywine
   Project (RB) (FSA) Sub-Series D (A) (B)
   1.240%, 03/01/34                                3,000             3,000
  Haverford Township (RAN)
   1.600%, 12/26/03                                2,500             2,500
  Lancaster County Hospital Authority,
   Lancaster General Hospital Project
   (RB) (A) (B) (C)
   1.350%, 06/01/18                                5,000             5,000
  Lancaster County Hospital Authority,
   Masonic Homes Project (RB) (A) (B)
   1.200%, 05/01/32                                2,000             2,000
  Lancaster Higher Education Authority,
   Franklin & Marshall College Project
   (RB) (A) (B)
   1.300%, 04/15/27                                3,925             3,925
  Lebanon County Health Facilities, ECC
   Retirement Village Project (RB) (A) (B) (C)
   1.250%, 10/15/25                                3,500             3,500

22   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)
  Manheim Township School District (GO)
   (FSA) (A) (B)
   1.250%, 06/01/16                               $2,000          $  2,000
  Montgomery County Higher Educational
   Facilities Authority, William Penn
   Charter School Project (RB) (A) (B) (C)
   1.240%, 09/15/31                                2,000             2,000
  Montgomery County Industrial
   Development Authority, Friends
   Central School Project (RB) (A) (B) (C)
   1.240%, 03/01/32                                2,000             2,000
  Montgomery County, PECO Energy Project
   (TECP)
   1.200%, 06/11/03                                1,995             1,995
   1.050%, 07/16/03                                2,000             2,000
   1.050%, 09/10/03                                8,000             8,000
  New Garden General Municipal Authority,
   Municipal Pooled Financing Program
   Project (RB) (AMBAC) Series I (A) (B)
   1.300%, 11/01/29                                2,400             2,400
  Northampton County General Purpose
   Authority, Lafayette College Project
   (RB) (A) (B)
   1.100%, 11/01/23                                3,000             3,000
  Northampton County Higher Education
   Authority, Lafayette College Project
   (RB) Series B (A) (B) (C)
   1.200%, 11/01/28                                2,000             2,000
  Pennsylvania State (GO) (FGIC)
   First Series
   5.375%, 05/15/04                                1,550             1,613
  Pennsylvania State (GO) First Series
   5.000%, 06/01/03                                2,060             2,060
   4.000%, 02/01/04                                1,100             1,121
  Pennsylvania State (GO) Second Series
   4.500%, 09/15/03                                  500               505
   5.000%, 10/15/03                                1,990             2,017
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   Project (RB) Series J2 (A) (B) (C)
   1.250%, 05/01/27                                2,400             2,400
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   Project (RB) Series J3 (A) (B) (C)
   1.150%, 05/01/17                                1,500             1,500
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   Project (RB) Series J4 (A) (B) (C)
   1.200%, 05/01/32                                1,500             1,500
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   Project (RB) Series E1 (A) (B)
   1.250%, 11/01/19                                2,000             2,000

                                                   PAR              VALUE
                                                  (000)             (000)
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   Project (RB) Series F1 (A) (B)
   1.200%, 05/01/20                               $1,800          $  1,800
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University Project (RB) Series B (A) (B)
   1.300%, 11/01/27                                1,800             1,800
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University Project (RB) Series C (A) (B)
   1.300%, 11/01/29                                1,000             1,000
  Pennsylvania State Higher Education
   Facilities Authority, University of
   Sciences Project (RB) Series A
   (A) (B) (C)
   1.190%, 05/01/32                                5,000             5,000
  Pennsylvania State Infrastructure (RB)
   Series A
   5.450%, 09/01/03                                1,000             1,010
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax,
   City of Philadelphia Funding Program
   5.000%, 06/15/03                                1,100             1,101
  Pennsylvania State Public School Building
   Authority, Parkland School District Project
   (RB) Series D (A) (B)
   1.250%, 03/01/19                                1,435             1,435
  Pennsylvania State Turnpike Commission
   (RB) Series B (A) (B)
   1.200%, 12/01/12                                1,800             1,800
  Pennsylvania State Turnpike Commission
   (RB) Series Q (A) (B)
   1.300%, 06/01/27                                5,000             5,000
   1.300%, 06/01/28                                1,500             1,500
  Pennsylvania State Turnpike Commission
   (RB) (AMBAC)
   4.500%, 07/15/03                                2,000             2,007
  Pennsylvania State University (RB)
   Series A (A) (B)
   1.220%, 03/01/32                                3,700             3,700
  Philadelphia Hospitals & Higher
   Education Facilities Authority, Children's
   Hospital Project (RB) Series A (A) (B)
   1.300%, 02/15/14                                1,800             1,800
   1.280%, 07/01/22                                1,050             1,050
  Philadelphia Industrial Development
   Authority, Chemical Heritage Foudation
   Project (RB) (A) (B) (C)
   1.200%, 07/01/27                                  930               930
  Philadelphia Industrial Development
   Authority, Fox Chase Cancer Center
   Project (RB) (A) (B)
   1.300%, 07/01/10                                2,100             2,100

                                                               MAY 31, 2003   23

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)
  Philadelphia Industrial Development
   Authority, Fox Chase Cancer Center
   (RB) (A) (B) (C)
   1.300%, 07/01/25                               $3,100          $  3,100
  Philadelphia Industrial Development
   Authority, Newcourtland Elder Services
   (RB) (A) (B) (C)
   1.300%, 03/01/27                                2,500             2,500
  Philadelphia Industrial Development
   Authority, Pennsylvania School for the
   Deaf (RB) (A) (B) (C)
   1.250%, 11/01/32                                2,000             2,000
  Philadelphia Water & Waste (RB) Series A
   5.000%, 08/01/03                                1,000             1,006
  Sayre Health Care Facilities Authority,
   Capital Financing Program (RB)
   Series I (A) (B)
   1.200%, 12/01/20                                2,750             2,750
  Scranton-Lackawanna Health & Welfare
   Authority, University of Scranton
   Project (RB) (A) (B) (C)
   1.150%, 05/01/18                                1,445             1,445
  University of Pittsburgh (RAN) Series B
   2.500%, 01/09/04                                2,000             2,015
  University of Pittsburgh, University
   Capital Project (RB) Series A (A) (B)
   1.250%, 09/15/29                                1,400             1,400
  University of Pittsburgh, University
   Capital Project (RB) Series B (A) (B)
   1.250%, 09/15/26                                2,000             2,000
  University of Pittsburgh, University
   Capital Project (RB) Series C (A) (B)
   1.250%, 09/15/33                                1,350             1,350
  Washington County Leasing Authority,
   Higher Education Pooled Equipment
   Leasing Project (RB) (A) (B) (C)
   1.300%, 11/01/05                                1,230             1,230
  West Mifflin Area School District
   (TRAN)
   2.500%, 06/30/03                                1,000             1,000
  William Penn School District (TRAN)
   2.500%, 06/30/03                                1,500             1,501
  York County (TRAN)
   1.750%, 07/31/03                                3,000             3,003
                                                                  --------
Total Municipal Securities (Cost $188,761)                         188,761
--------------------------------------------------------------------------

                                                  NUMBER            VALUE
                                                 OF SHARES          (000)

MONEY MARKET FUNDS -- 0.5%
  BlackRock Pennsylvania Municipal
   Money Market Portfolio                         549,726         $    550
  Fidelity Pennsylvania Municipal Money
   Market Fund                                    532,089              532
--------------------------------------------------------------------------
Total Money Market Funds (Cost $1,082)                               1,082
--------------------------------------------------------------------------
Total Investments -- 100.3% (Cost $ 189,843)*                      189,843
--------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.3)%
  Investment Advisory Fees Payable                                     (24)
  12b-1 Fees Payable
   Class I                                                             (12)
   Class A                                                              (5)
  Administration Fees Payable                                          (11)
  Custody Fees Payable                                                  (3)
  Other Assets & Liabilities                                          (588)
--------------------------------------------------------------------------

Total Other Assets & Liabilities; Net                                 (643)
--------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $189,200
--------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $189,253
Accumulated net realized  loss on investments                          (53)
--------------------------------------------------------------------------
Total Net Assets -- 100.0%                                        $189,200
--------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class I
  ($100,584,616 / 100,612,995 outstanding
  shares of beneficial interest)                                     $1.00
--------------------------------------------------------------------------
Net Asset Value and Redemption Price
  Per Share -- Class A
  ($88,615,513 / 88,640,513 outstanding shares
  of beneficial interest)                                            $1.00
--------------------------------------------------------------------------

* ALSO COST FOR FEDERAL TAX PURPOSES.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SPA -- SPECIAL ASSESSMENT
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

SEE NOTES TO FINANCIAL STATEMENTS.

24   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

TAX EXEMPT MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)
MUNICIPAL SECURITIES -- 99.5%
ALABAMA -- 1.4%
  City of Montgomery Industrial Development
   Authority, General Electric Project
   (RB) (A) (B)
   1.000%, 08/14/03                              $11,200          $ 11,200
--------------------------------------------------------------------------------
COLORADO -- 1.0%
  Westminster Industrial Development
   Authority, Ball Corporation Project
   (RB) (A) (B) (C)
   1.200%, 06/01/05                                8,000             8,000
--------------------------------------------------------------------------------
DELAWARE -- 0.6%
  Delaware Economic Development
   Authority, Andrews School Project
   (RB) (A) (B)
   1.200%, 09/01/32                                5,000             5,000
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.5%
  District of Columbia, Field School Project
   (RB) Series B (A) (B) (C)
   1.250%, 07/01/31                                4,000             4,000
--------------------------------------------------------------------------------
FLORIDA -- 2.8%
  Florida Department of Environmental
   Protection (RB) (FGIC) Series A
   5.250%, 07/01/03                                5,205             5,223
  Gainsville Utilities System (TECP)
   1.030%, 07/09/03                                7,795             7,795
  Indian River County, St. Edwards School
   Project (RB) (A) (B) (C)
   1.200%, 07/01/27                                2,805             2,805
  Palm Beach County School District (GO)
   (MBIA)
   5.000%, 08/01/03                                7,000             7,039
                                                                  --------
                                                                    22,862
--------------------------------------------------------------------------------
GEORGIA -- 4.1%
  Burke Count, Oglethorpe Power Vogtle
   Project (RB) (AMBAC) (A) (B)
   1.300%, 01/01/22                                3,000             3,000
  Burke County, Oglethorpe Power Vogtle
   Project (TECP)
   1.100%, 07/10/03                                2,000             2,000
   1.050%, 07/15/03                                3,000             3,000
   1.100%, 07/16/03                                2,000             2,000
   1.050%, 09/08/03                                2,000             2,000
  Cobb County Industrial Development
   Authority, Kennesaw State University
   Project (RB) Series B (A) (B) (C)
   1.200%, 08/01/26                                4,255             4,255
  Cobb County Industrial Development
   Authority, Whitefield Academy Project
   (RB) (A) (B) (C)
   1.200%, 07/01/25                                6,000             6,000
  Gainesville Redevelopment Authority,
   Riverside Military Project (RB) (A) (B) (C)
   1.200%, 12/01/25                                5,000             5,000

                                                   PAR              VALUE
                                                  (000)             (000)
GEORGIA -- CONTINUED
  Monroe County, Oglethorpe Power
   Scherer Project (RB) (A) (B)
   1.300%, 01/01/20                              $ 5,925          $  5,925
                                                                  --------
                                                                    33,180
--------------------------------------------------------------------------------
ILLINOIS -- 11.5%
  City of Chicago Tender Notes (C)
   1.280%, 12/04/03                                4,000             4,000
  Illinois State Development Finance
   Authority, Jewish Federation Project
   (RB) (AMBAC) (A) (B)
   1.200%, 09/01/24                                1,545             1,545
  Illinois State Development Finance
   Authority, Loyola Academy Project
   (RB) Series A (A) (B) (C)
   1.250%, 10/01/27                                5,000             5,000
  Illinois State Educational Facilities
   Authority, Blackburn University
   Project (RB) (A) (B) (C)
   1.150%, 07/01/29                                7,400             7,400
  Illinois State Educational Facilities
   Authority, Lake Forest Open Lands
   Project (RB) (A) (B) (C)
   1.150%, 08/01/33                               10,000            10,000
  Illinois State Educational Facilities
   Authority, National Louis University
   Project (RB) Series B (A) (B) (C)
   1.250%, 06/01/29                                2,900             2,900
  Illinois State Educational Facilities
   Authority, Northwestern University
   Project (RB) (AMBAC) (A) (B)
   1.200%, 03/01/28                                8,636             8,636
  Illinois State Educational Facilities
   Authority, Pooled Financing Program
   (RB) (AMBAC) (A) (B) (C)
   1.150%, 12/01/05                               11,130            11,130
  Illinois State Educational Facilities
   Authority, Xavier University Project (RB)
   Series A (A) (B) (C)
   1.210%, 10/01/32                                7,000             7,000
  Illinois State Educational Facilities,
   Museum of Natural History Project
   (RB) (A) (B) (C)
   1.200%, 11/01/34                               12,000            12,000
  Illinois State Health Facilities Authority,
   Resurrection Health Systems Project
   (RB) (FSA) Series B (A) (B)
   1.230%, 05/15/29                                3,700             3,700
  Illinois State Health Facilities Authority,
   Southern Illinois Healthcare Project
   (RB) (A) (B) (C)
   1.200%, 03/01/31                                7,400             7,400
  Illinois State Health Facilities Authority,
   University of Chicago Hospitals Project
   (RB) (MBIA) (A) (B)
   1.300%, 08/01/26                                2,615             2,615

                                                               MAY 31, 2003   25

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

TAX EXEMPT MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)
ILLINOIS -- CONTINUED
  Naperville, Dupage Children's Museum
   Project (RB) (A) (B) (C)
   1.200%, 06/01/30                              $10,000          $ 10,000
                                                                  --------
                                                                    93,326
--------------------------------------------------------------------------------
INDIANA -- 5.6%
  Evansville Economic Development
   Authority, Ball Corporation Project
   (RB) (A) (B) (C)
   1.200%, 12/01/08                                2,500             2,500
  Indiana State Development Finance
   Authority, Educational Facilities, Indiana
   Historical Society Project (RB) (A) (B) (C)
   1.200%, 08/01/31                                4,750             4,750
  Indiana State Educational Facilities
   Authority, University of Indianapolis
   Project (RB) (A) (B) (C)
   1.350%, 10/01/30                               10,000            10,000
  Indiana State Educational Facilities
   Authority, Wabash College Project
   (RB) (A) (B) (C)
   1.250%, 12/01/23                                2,800             2,800
  Indiana State Health Facilities Financing
   Authority, Capital Access Program
   (RB) (A) (B) (C)
   1.200%, 01/01/12                                2,025             2,025
   1.200%, 04/01/13                                  700               700
  Indiana State Health Facilities Financing
   Authority, Fayette Memorial Hospital
   Association Project (RB) Series A
   (A) (B) (C)
   1.350%, 10/01/32                                6,735             6,735
  Marion Economic Development Authority,
   Wesleyan University Project
   (RB) (A) (B) (C)
   1.200%, 06/01/30                                8,400             8,400
  Sullivan, Hoosier Energy Rural Electric
   Cooperative Project (TECP)
   1.150%, 07/07/03                                4,700             4,700
   1.150%, 07/07/03                                3,000             3,000
                                                                  --------
                                                                    45,610
--------------------------------------------------------------------------------
IOWA -- 1.0%
  Iowa State Higher Education Loan
   Authority, Graceland College Project
   (RB) (A) (B) (C)
   1.250%, 02/01/33                                4,000             4,000
  Iowa State Higher Educational Loan
   Authority, Dubuque University Project
   (RAN) Series D (C)
   2.000%, 05/24/04                                2,250             2,269
  Iowa State Higher Educational Loan
   Authority, Morningside College Project
   (RAN) Series G (C)
   2.000%, 05/24/04                                1,500             1,506
                                                                  --------
                                                                     7,775
--------------------------------------------------------------------------------

                                                   PAR              VALUE
                                                  (000)             (000)
KANSAS -- 1.0%
  Burlington, Kansas Electric Co-op, Inc.
   Project (TECP)
   1.150%, 07/08/03                              $ 8,300          $  8,300
--------------------------------------------------------------------------------
LOUISIANA -- 0.4%
  St. James Parish, Pollution Control
   Texaco Project (RB) Series A (A) (B)
   1.050%, 07/09/03                                3,000             3,000
--------------------------------------------------------------------------------
MARYLAND -- 0.5%
  Baltimore County Economic Development
   Authority, Garrison Forest School Project
   (RB) (A) (B) (C)
   1.300%, 06/01/26                                3,990             3,990
--------------------------------------------------------------------------------
MICHIGAN -- 6.3%
  Eastern Michigan University Board of
   Regents (RB) (FGIC) (A) (B)
   1.350%, 06/01/27                                2,150             2,150
  Goodrich Area School (GO) Series B
   (A) (B)
   1.200%, 05/01/30                                5,700             5,700
  Michigan State Building Authority (TECP)
   1.050%, 08/21/03                               10,000            10,000
  Michigan State Building Authority Facilities
   Program (RB) Series I
   5.000%, 10/15/03                                4,970             5,042
  Michigan State Municipal Bond Authority
   (RB) Series C-2 (C)
   2.250%, 08/22/03                                5,000             5,009
  Michigan State School Loan Bonds (GO)
   Series 2002B
   1.050%, 06/03/03                               12,000            12,000
  University of Michigan Hospital
   (RB) Series A (A) (B)
   1.350%, 12/01/27                                5,260             5,260
  University of Michigan Hospital
   (RB) Series A-2 (A) (B)
   1.350%, 12/01/24                                6,000             6,000
                                                                  --------
                                                                    51,161
--------------------------------------------------------------------------------
MINNESOTA -- 1.4%
  Minneapolis Revenue Authority,
   University Gateway Project (RB)
   Series B (A) (B)
   1.100%, 12/01/27                                2,050             2,050
  Rochester Healthcare Facilities, Mayo
   Clinic Project (TECP)
   1.050%, 07/08/03                                5,000             5,000
   1.000%, 08/07/03                                4,000             4,000
                                                                  --------
                                                                    11,050
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.5%
  Jackson County Water System (GO) (A) (B)
   1.050%, 08/01/03                                4,400             4,400
--------------------------------------------------------------------------------
MISSOURI -- 0.7%
  Missouri Health and Educational Facilities
   Authority, Washington University
   Project (RB)
   1.300%, 03/01/40                                5,600             5,600
--------------------------------------------------------------------------------

26   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

TAX EXEMPT MONEY MARKET FUND


                                                   PAR              VALUE
                                                  (000)             (000)
NEW HAMPSHIRE -- 1.1%
  New Hampshire State Higher Education
   & Health Facilities Authority, New
   England Incorporated Project (RB)
   (AMBAC) Series B (A) (B)
   1.200%, 12/01/25                              $ 4,300          $  4,300
  Rockingham County (BAN)
   2.250%, 06/06/03                                4,700             4,701
                                                                  --------
                                                                     9,001
--------------------------------------------------------------------------------
NORTH CAROLINA -- 6.6%
  Charlotte Water & Sewer Improvement
   (RB) Series B (A) (B)
   1.200%, 07/01/27                                2,200             2,200
  Guilford County (GO) (A) (B)
   1.200%, 10/01/18                               14,150            14,150
   1.200%, 10/01/19                                8,000             8,000
  Guilford County Recreational Facilities
   Authority, YMCA Project (RB) (A) (B) (C)
   1.200%, 02/01/23                                2,500             2,500
  Iredell County Public Facilities, Iredell
   County School Project (RB) (AMBAC)
   (A) (B)
   1.200%, 06/01/20                                5,000             5,000
  Mecklenburg County (GO) (A) (B)
   1.200%, 02/01/22                                2,500             2,500
  North Carolina State Capital Facilities
   Financing Authority, Mars Hill College
   Project (RB) (A) (B) (C)
   1.200%, 07/01/21                                3,500             3,500
  North Carolina State Capital Facilities
   Financing Authority, Greensboro Day
   School Project (RB) (A) (B) (C)
   1.250%, 07/01/21                                6,000             6,000
  North Carolina State Educational Facilities
   Finance Agency, Belmont Abbey College
   Project (RB) (A) (B) (C)
   1.200%, 06/01/18                                1,200             1,200
  North Carolina State Medical Care
   Community Authority, Rutherford
   Hospital Project (RB) (A) (B) (C)
   1.200%, 09/01/21                                2,100             2,100
  University of North Carolina, Chapel Hill
   Hospital Project (RB) Series B (A) (B)
   1.350%, 02/15/31                                6,575             6,575
                                                                  --------
                                                                    53,725
--------------------------------------------------------------------------------
OHIO -- 8.7%
  Brookville Local School District (BAN)
   1.830%, 07/15/03                                5,000             5,003
  Cuyahoga County Hospital Authority,
   University Hospitals Health System
   (RB) (AMBAC) (A) (B)
   1.250%, 01/15/29                                4,705             4,705
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Health Facilities
   Project (RB) Series B-2
   1.350%, 01/01/35                                4,000             4,000

                                                   PAR              VALUE
                                                  (000)             (000)
OHIO -- CONTINUED
  Cuyahoga Falls (BAN)
   2.000%, 12/18/03                              $ 3,500          $  3,513
  Dublin City School District, School
   Facilities Construction & Improvement
   Notes (GO) Series B
   1.710%, 10/15/03                                4,000             4,003
  Franklin County Hospital Authority,
   Holy Cross Health Systems Project
   (RB) (A) (B)
   1.200%, 06/01/16                                1,550             1,550
  Hunting Valley (BAN)
   1.900%, 11/20/03                                4,750             4,755
  Kettering City School District (BAN)
   2.000%, 06/25/03                                5,000             5,003
  Mayfield Heights (BAN)
   2.000%, 01/29/04                                5,550             5,579
  New Albany Plain Local Joint Park District
   (BAN)
   2.000%, 09/24/03                                3,000             3,009
  Oakwood City School District (BAN)
   2.000%, 06/12/03                                4,000             4,001
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) Series C (A) (B) (C)
   1.350%, 06/01/23                                3,500             3,500
  Ohio State Economic Development
   Authority, YMCA Greater Cincinnati
   Project (RB) (A) (B) (C)
   1.250%, 11/01/21                                5,000             5,000
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University (RB)
   1.050%, 08/14/03                                7,000             7,000
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) Series A (A) (B) (C)
   1.300%, 09/01/26                                4,850             4,850
  Reynoldsburg City School District (BAN)
   2.000%, 06/19/03                                3,300             3,301
  Walnut Hills High School Alumni School
   Improvements Fund (RB) (A) (B) (C)
   1.250%, 12/01/06                                1,600             1,600
                                                                  --------
                                                                    70,372
--------------------------------------------------------------------------------
OKLAHOMA -- 0.4%
  Tulsa County Independent School District
   (GO)
   4.625%, 06/01/03                                3,500             3,500
--------------------------------------------------------------------------------
PENNSYLVANIA -- 10.5%
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (A) (B)
   1.350%, 12/01/33                                8,250             8,250
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project (RB) (A) (B) (C)
   1.300%, 12/01/30                                2,340             2,340

                                                               MAY 31, 2003   27

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

TAX EXEMPT MONEY MARKET FUND


                                                   PAR              VALUE
                                                  (000)             (000)
PENNSYLVANIA -- CONTINUED
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series A (A) (B)
   1.200%, 12/01/18                              $ 3,800          $  3,800
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series C (A) (B)
   1.200%, 12/01/18                                2,000             2,000
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series D (A) (B)
   1.200%, 12/01/18                                3,900             3,900
  Delaware County Pollution Control,
   BP Oil Project (RB) (A) (B)
   1.300%, 12/01/09                                3,000             3,000
  Emmaus General Authority
   (RB) (FSA) (A) (B)
   1.200%, 12/01/28                                7,000             7,000
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) Series A (A) (B)
   1.200%, 06/01/24                                2,830             2,830
  Harrisburg Authority, Cumberland Valley
   School District Project (RB) (FSA) (A) (B)
   Sub-Series B
   1.240%, 03/01/34                                5,000             5,000
  Lancaster Higher Education Authority,
   Franklin & Marshall College Project
   (RB) (A) (B)
   1.300%, 04/15/17                                3,000             3,000
  Montgomery County Higher Educational
   Facilities Authority, William Penn
   Charter School Project (RB) (A) (B) (C)
   1.240%, 09/15/31                                3,000             3,000
  Pennsylvania State Turnpike (RB)
   Series A-3 (A) (B)
   1.200%, 12/01/30                                3,000             3,000
  Pennsylvania State Turnpike Commission
   (RB) Series Q (A) (B)
   1.350%, 06/01/27                                2,000             2,000
  Pennsylvania State University (RB)
   Series A (A) (B)
   1.190%, 03/01/32                                3,400             3,400
  Philadelphia Hospitals & Higher
   Education Facilities Authority,
   Childrens Hospital Project (RB) (MBIA)
   Series C (A) (B)
   1.300%, 07/01/31                                4,900             4,900
  Philadelphia Hospitals & Higher
   Education Facilities Authority, Children's
   Hospital Project (RB) Series A (A) (B)
   1.300%, 02/15/14                                4,500             4,500
  Quakertown Hospital Authority, Hospital
   Group Pooled Financing Project (RB)
   (A) (B) (C)
   1.150%, 07/01/05                                4,000             4,000

                                                   PAR              VALUE
                                                  (000)             (000)
PENNSYLVANIA -- CONTINUED
  Sayre Health Care Facilities Authority,
   (VHA) Capital Financing Project
   (RB) (AMBAC) Series A (A) (B)
   1.200%, 12/01/20                              $ 4,500          $  4,500
  Sayre Health Care Facilities Authority,
   (VHA) Capital Financing Project
   (RB) (AMBAC) Series M (A) (B)
   1.200%, 12/01/20                                4,000             4,000
  University of Pittsburgh, University
   Capital Project (RB) Series B (A) (B)
   1.200%, 09/15/26                                3,300             3,300
   1.200%, 09/15/36                                4,200             4,200
  University of Pittsburgh, University
   Capital Project (RB) Series C (A) (B)
   1.200%, 09/15/24                                3,600             3,600
                                                                  --------
                                                                    85,520
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.9%
  Rhode Island (TAN)
   2.500%, 06/30/03                                7,000             7,007
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.4%
  South Carolina Educational Facilities
   Authority, Anderson College Project
   (RB) (A) (B) (C)
   1.250%, 10/01/14                                2,100             2,100
  South Carolina Public Service (TECP)
   1.100%, 06/11/03                                5,000             5,000
   1.100%, 07/16/03                                7,700             7,700
   1.050%, 08/14/03                                4,591             4,591
                                                                  --------
                                                                    19,391
--------------------------------------------------------------------------------
TENNESSEE -- 5.0%
  Blount County Health Educational &
   Housing Facilities Authority, Presbyterian
   Homes Project (RB) (A) (B) (C)
   1.200%, 01/01/19                                6,875             6,875
  Clarksville Public Building Authority,
   Pooled Financing Project (RB)
   (A) (B) (C)
   1.350%, 07/01/31                               11,235            11,235
   1.350%, 01/01/33                                1,500             1,500
  Montgomery County Public Building
   Authority, Pooled Financing Project
   (RB) (A) (B) (C)
   1.350%, 04/01/32                                9,600             9,600
  Nashville & Davidson Counties, Belmont
   University Project (RB) (A) (B)
   1.150%, 12/01/22                                5,900             5,900
  Shelby County (GO) Series A (A) (B)
   1.200%, 03/01/11                                2,700             2,700
  Tennessee State School Board (TECP)
   1.100%, 06/05/03                                2,800             2,800
                                                                  --------
                                                                    40,610
--------------------------------------------------------------------------------

28   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

TAX EXEMPT MONEY MARKET FUND

                                                   PAR              VALUE
                                                  (000)             (000)
TEXAS -- 15.6%
  Bell County Health Facilities Development
   Authority, Scott & White Memorial
   Hospital Project (RB) (MBIA) (A) (B)
   1.300%, 08/15/31                              $ 2,500          $  2,500
  Denton Independent School District
   (GO) (A) (B)
   1.550%, 08/15/21                                4,700             4,700
  Fort Worth (TECP)
   1.100%, 06/10/03                                4,000             4,000
   1.100%, 06/11/03                                7,500             7,500
   1.050%, 06/11/03                                1,500             1,500
  Gulf Coast Industrial Development
   Authority, Amoco Corporation Project
   (RB) (A) (B)
   1.440%, 06/01/25                                4,000             4,000
  Harris County (TECP)
   1.100%, 07/08/03                                2,550             2,550
   1.050%, 07/17/03                                5,300             5,300
   1.100%, 08/13/03                                6,160             6,160
  Harris County Toll Road, Series E (TECP)
   1.100%, 06/19/03                                6,000             6,000
  Houston (TECP)
   1.100%, 06/10/03                                7,000             7,000
  San Antonio Health Facilities Authority,
   CTRC Clinical Foundation Project
   (RB) (A) (B)
   1.200%, 06/01/20                                2,600             2,600
  San Antonio Water Authority
   (RB) (MBIA) Series A (A) (B)
   1.200%, 05/15/33                                7,350             7,350
  Texas A & M University (TECP)
   1.250%, 01/22/04                               10,000            10,018
  Texas State (GO) Series A
   5.700%, 10/01/03                                3,000             3,046
  Texas State (TRAN)
   2.750%, 08/29/03                               25,000            25,073
  Texas Tech University (TECP)
   1.050%, 09/08/03                               10,971            10,971
  University of Texas (TECP)
   1.000%, 08/13/03                                4,000             4,000
   1.000%, 09/10/03                                4,200             4,200
   1.100%, 10/09/03                                9,002             9,002
                                                                  --------
                                                                   127,470
--------------------------------------------------------------------------------
UTAH -- 3.7%
  Intermountain Power Agency
   (RB) (AMBAC) Series E (A) (B)
   1.250%, 07/01/18                                5,000             5,000
  Intermountain Power Agency
   (RB) (AMBAC) Series F (A) (B)
   1.250%, 07/01/18                                5,000             5,000
  Intermountain Power Agency (TECP)
   1.030%, 06/12/03                                8,000             8,000
   1.080%, 06/17/03                                5,000             5,000
   1.000%, 09/15/03                                7,250             7,250
                                                                  --------
                                                                    30,250
--------------------------------------------------------------------------------

                                                   PAR              VALUE
                                                  (000)             (000)
VERMONT -- 0.7%
  Vermont Education and Health Building
   Finance Agency, Middlebury College
   Project (RB) Series A (A) (B)
   1.800%, 11/01/27                              $ 3,000          $  3,000
  Vermont State (RAN)
   2.500%, 06/17/03                                2,500             2,501
                                                                  --------
                                                                     5,501
--------------------------------------------------------------------------------
VIRGINIA -- 1.3%
  Lynchburg Industrial Development
   Authority, (VHA) Mid Atlantic Hospital
   Project (RB) (AMBAC) Series C (A) (B)
   1.200%, 12/01/25                                2,100             2,100
  Lynchburg Industrial Development
   Authority, (VHA) Mid Atlantic Hospital
   Project (RB) (AMBAC) Series F (A) (B)
   1.200%, 12/01/25                                9,100             9,100
                                                                  --------
                                                                    11,200
--------------------------------------------------------------------------------
WASHINGTON -- 0.6%
  Washington State Health Care Facilities
   Authority, Fred Hutchinson Cancer
   Center Project (RB) (A) (B)
   1.200%, 01/01/32                                5,000             5,000
--------------------------------------------------------------------------------
WISCONSIN -- 2.7%
  Oak Creek Pollution Control Authority,
   Wisconsin Electric Power Company
   Project (RB) (A) (B)
   1.500%, 08/01/16                                3,100             3,100
  Wisconsin School District Cash Flow
   Management Program Certificate of
   Participation (C)
   2.000%, 10/30/03                                5,000             5,015
  Wisconsin State (TECP)
   1.050%, 07/14/03                                4,427             4,427
   1.000%, 07/15/03                                5,000             5,000
  Wisconsin State Health & Educational
   Facilities Authority, Divine Savior
   Hospital Project (RB) (A) (B) (C)
   1.200%, 05/01/32                                4,900             4,900
                                                                  --------
                                                                    22,442
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $809,443)                         809,443
--------------------------------------------------------------------------------

                                                               MAY 31, 2003   29

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

TAX EXEMPT MONEY MARKET FUND


                                                   PAR              VALUE
                                                  (000)             (000)
MONEY MARKET FUNDS -- 0.2%
AIM Tax Free Cash Reserve Money
  Market Fund                                    952,985          $    953
Goldman Sachs Financial Square
  Tax-Exempt Money Market Fund                   527,006               527
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $1,480)                               1,480
--------------------------------------------------------------------------------
Total Investments -- 99.7% (Cost $ 810,923)*                       810,923
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.3%
  Investment Advisory Fees Payable                                    (106)
  12b-1 Fees Payable
   Class I                                                             (62)
   Class A                                                             (30)
  Administration Fees Payable                                          (50)
  Custody Fees Payable                                                  (8)
  Other Assets & Liabilities                                         2,307
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net                                2,051
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $812,974
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $813,021
Undistributed net investment income                                      2
Accumulated net realized loss on investments                           (49)
--------------------------------------------------------------------------------
Total Net Assets                                                  $812,974
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class I
  ($545,099,964 / 545,137,567
  outstanding shares of beneficial interest)                         $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class A
  ($267,873,849 / 267,875,237
  outstanding shares of beneficial interest)                         $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL TAX PURPOSES.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VHA -- VETERANS HOSPITAL ADMINISTRATION

SEE NOTES TO FINANCIAL STATEMENTS.

30   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS

TREASURY MONEY MARKET FUND

                                                   PAR             VALUE
                                                  (000)            (000)
U.S. TREASURY OBLIGATIONS -- 99.2%
U.S. TREASURY BILLS + -- 96.4%
   1.054%, 06/05/03                              $82,000          $ 81,991
   1.063%, 06/12/03                               55,000            54,982
   1.123%, 06/13/03                               47,000            46,982
   1.127%, 06/19/03                               72,000            71,959
   1.144%, 06/26/03                               51,500            51,459
   1.137%, 07/03/03                               51,400            51,348
   1.152%, 07/10/03                               13,000            12,984
   1.113%, 07/17/03                               20,000            19,972
   1.146%, 07/24/03                               20,000            19,966
   1.088%, 07/31/03                               30,000            29,946
   1.148%, 08/07/03                               46,000            45,902
   1.120%, 08/14/03                               13,000            12,970
   1.086%, 08/21/03                               18,000            17,956
   1.102%, 08/28/03                               15,000            14,960
   1.087%, 09/04/03                               10,000             9,972
   1.098%, 09/18/03                               10,000             9,967
   1.110%, 09/25/03                               30,000            29,893
   1.143%, 10/02/03                               10,000             9,961
   1.145%, 10/09/03                               10,000             9,959
   1.055%, 10/30/03                               10,000             9,956
   1.106%, 11/06/03                                5,000             4,976
   1.066%, 11/20/03                               10,000             9,949
                                                                  --------
                                                                   628,010
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 2.8%
   3.875%, 07/31/03                               11,000            11,050
   3.625%, 03/31/04                                7,000             7,141
                                                                  --------
                                                                    18,191
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $646,201)                    646,201
--------------------------------------------------------------------------------

                                                 NUMBER            VALUE
                                                OF SHARES          (000)
MONEY MARKET FUNDS -- 0.9%

  Federated U.S. Treasury Cash Reserve
   Money Market Fund                           3,233,162          $  3,233
  Goldman Sachs Financial Square
   Treasury Money Market Fund                  2,719,243             2,719
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $5,952)                               5,952
--------------------------------------------------------------------------------
Total Investments -- 100.1% (Cost $652,153)*                       652,153
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.1)%
  Investment Advisory Fees Payable                                    (130)
  12b-1 Fees Payable
   Class I                                                             (50)
   Class A                                                              (3)
  Administration Fees Payable                                          (36)
  Custody Fees Payable                                                  (6)
  Other Assets & Liabilities                                          (201)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net                                 (426)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $651,727
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $651,720
Undistributed net realized gain on investments                           7
--------------------------------------------------------------------------------
Total Net Assets                                                  $651,727
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class I
  ($636,836,623 / 636,843,833 outstanding
  shares of beneficial interest)                                     $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class A
  ($14,890,119 / 14,884,948 outstanding
  shares of beneficial interest)                                     $1.00
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   31

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS

TREASURY PLUS MONEY MARKET FUND


                                                   PAR              VALUE
                                                  (000)             (000)
U.S. TREASURY OBLIGATIONS -- 30.5%
U.S. TREASURY BILLS + -- 20.5%
   1.235%, 06/05/03                              $ 3,000          $  3,000
   1.205%, 06/12/03                                5,000             4,998
   1.160%, 06/13/03                                3,000             2,999
   1.225%, 06/19/03                                2,500             2,498
   1.115%, 06/19/03                                3,500             3,498
   1.140%, 06/26/03                                3,500             3,497
   1.206%, 07/03/03                                5,500             5,494
   1.211%, 07/10/03                                4,500             4,494
   1.205%, 07/17/03                                2,500             2,496
   1.060%, 07/31/03                                3,000             2,995
   1.145%, 08/21/03                                4,000             3,990
   1.110%, 08/28/03                                4,000             3,989
   1.115%, 09/04/03                                4,000             3,988
                                                                  --------
                                                                    47,936
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 10.0%
   3.875%, 07/31/03                                3,000             3,014
   3.250%, 12/31/03                                2,000             2,024
   3.625%, 03/31/04                               18,000            18,361
                                                                  --------
                                                                    23,399
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $71,335)                      71,335
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 70.6%
  Bank of America
   1.23% (dated 5/30/03, matures 6/02/03,
   repurchase price $10,001,025,
   collateralized by various government
   obligations: total market value
   $10,200,230)                                   10,000            10,000
  Credit Suisse First Boston
   1.25% (dated 5/30/03, matures 6/02/03,
   repurchase price $57,828,023,
   collateralized by various government
   obligations: total market value
   $58,983,214)                                   57,822            57,822
  Goldman Sachs
   1.24% (dated 5/30/03, matures 6/02/03,
   repurchase price $10,001,033,
   collateralized by various government
   obligations: total market value
   $10,200,000)                                   10,000            10,000
  Greenwich Capital
   1.25% (dated 5/30/03, matures 6/02/03,
   repurchase price $57,005,938,
   collateralized by various government
   obligations: total market value
   $58,145,261)                                   57,000            57,000
  JP Morgan Chase
   1.23% (dated 5/30/03, matures 6/02/03,
   repurchase price $10,001,025,
   collateralized by various government
   obligations: total market value
   $10,201,561)                                   10,000            10,000

                                            NUMBER OF SHARES/       VALUE
                                                PAR (000)           (000)
REPURCHASE AGREEMENTS -- CONTINUED
  Lehman Brothers
   1.20% (dated 5/30/03, matures 6/02/03,
   repurchase price $10,001,000,
   collateralized by various government
   obligations: total market value
   $10,198,659)                                  $10,000          $ 10,000
  Morgan Stanley
   1.22% (dated 5/30/03, matures 6/02/03,
   repurchase price $10,001,017,
   collateralized by various government
   obligations: total market value
   $10,200,519)                                   10,000            10,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $164,822)                        164,822
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.5%
  Federated Treasury Obligation
   Money Market Fund                             610,738               611
  Financial Square Treasury Obligations
   Money Market Fund                             512,257               512
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $1,123)                               1,123
--------------------------------------------------------------------------------
Total Investments -- 101.6% (Cost $ 237,280)*                      237,280
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (1.6)%
  Investment Advisory Fees Payable                                     (57)
  12b-1 Fees Payable
   Class I                                                             (23)
  Administration Fees Payable                                          (13)
  Custody Fees Payable                                                  (3)
  Other Assets & Liabilities                                        (3,564)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net                               (3,660)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $233,620
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                        $233,618
Undistributed net realized gain on investments                           2
--------------------------------------------------------------------------------
Total Net Assets                                                  $233,620
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class I
  ($232,768,124 / 232,765,870
  outstanding shares of beneficial interest)                         $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share -- Class A
  ($852,009 / 851,712 outstanding shares
  of beneficial interest)                                            $1.00
--------------------------------------------------------------------------------

* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.

SEE NOTES TO FINANCIAL STATEMENTS.

32   MAY 31, 2003

                                                            FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS

 STATEMENTS OF OPERATIONS (000)

                                                                            FOR THE YEAR ENDED MAY 31, 2003
                                                        ---------------------------------------------------------------------------
                                                         GOVERNMENT                                         OHIO MUNICIPAL
                                                        MONEY MARKET             MONEY MARKET                MONEY MARKET
                                                            FUND                     FUND                        FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $42,226                   $85,597                     $3,933
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees                                    9,411                    18,674                      1,006
Administration fees                                         1,882                     3,735                        201
12b-1 fees:
   Class I                                                    819                     1,616                         97
   Class A                                                    300                       601                         24
   Class B                                                     --                        12                         --
   Class C                                                     --                         4                         --
   Class H                                                     --                         1                         --
Transfer Agent fees                                           381                       753                         58
Custodian fees                                                244                       452                         43
Professional fees                                             171                       298                         24
Printing and shareholder reports                              175                       278                         16
Registration and filing fees                                   88                       116                         12
Trustees' fees                                                 81                       154                          8
Miscellaneous                                                  76                       104                          9
Shareholder servicing fees:
   Class A                                                  1,811                     3,632                        140
   Class B                                                     --                         4                         --
   Class C                                                     --                         1                         --
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                             15,439                    30,435                      1,638
------------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of Investment Advisory fees                      (2,689)                   (5,336)                      (575)
   Waiver of 12b-1 fees:
     Class B                                                   --                        (6)                        --
     Class C                                                   --                        (2)                        --
     Class H                                                   --                        (1)                        --
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                            12,750                    25,090                      1,063
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                      29,476                    60,507                      2,870
------------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold                   (7)                       --                         --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                              $29,469                   $60,507                     $2,870
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   33

FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS


 STATEMENTS OF OPERATIONS (000)

                                                                          FOR THE YEAR ENDED MAY 31, 2003
                                                        ----------------------------------------------------------------------------
                                                        PENNSYLVANIA
                                                         TAX EXEMPT        TAX EXEMPT        TREASURY         TREASURY PLUS
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET       MONEY MARKET
                                                            FUND              FUND             FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $2,647           $11,568            $8,333            $3,288
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees                                      783             3,018             1,721               675
Administration fees                                           137               604               402               158
12b-1 fees:
   Class I                                                     50               243               233                94
   Class A                                                     31               117                 7                --
Transfer Agent fees                                            45               143               103                46
Custodian fees                                                 31                97                70                34
Professional fees                                               2                59                38                20
Printing and shareholder reports                                2                50                35                14
Registration and filing fees                                   --                39                20                13
Trustees' fees                                                  4                24                14                 8
Miscellaneous                                                  --                26                16                --
Shareholder servicing fee -- Class A                          185               702                42                 2
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                              1,270             5,122             2,701             1,064
------------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of Investment Advisory fees                        (490)           (1,724)             (287)               --
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                               780             3,398             2,414             1,064
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                       1,867             8,170             5,919             2,224
------------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold                   --               (11)                8                 2
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                               $1,867           $ 8,159            $5,927            $2,226
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

34   MAY 31, 2003

                                                            FINANCIAL STATEMENTS
                                                   THE ARMADA MONEY MARKET FUNDS

 STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                   GOVERNMENT MONEY MARKET FUND                          MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED                               FOR THE YEAR ENDED
                                                  -----------------------------                -------------------------------------
                                                  MAY 31, 2003      MAY 31, 2002               MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                               $ 29,476          $ 58,688                   $ 60,507         $ 128,974
Net realized gain (loss) on investments sold              (7)               (4)                        --               349
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations  29,469            58,684                     60,507           129,323
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                           (22,582)          (43,174)                   (46,039)          (86,505)
   Class A                                            (6,661)          (15,193)                   (14,454)          (42,332)
   Class B                                                --                --                        (10)              (15)
   Class C                                                --                --                         (3)               (3)
   Class H                                                --                --                         (1)               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (29,243)          (58,367)                   (60,507)         (128,855)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                         4,709,749         3,445,006                 10,700,352         8,484,434
   Class A                                         2,797,794         2,286,345                  6,518,251         7,986,129
   Class B                                                --                --                      1,934             1,014
   Class C                                                --                --                      2,676             1,238
   Class H                                                --                --                        118                90
Reinvestment of cash distributions:
   Class I                                               285             1,166                      1,149             2,718
   Class A                                               949             2,414                      6,630            23,045
   Class B                                                --                --                          8                13
   Class C                                                --                --                          3                 2
   Class H                                                --                --                          1                --
------------------------------------------------------------------------------------------------------------------------------------
                                                   7,508,777         5,734,931                 17,231,122        16,498,683
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                        (4,938,883)       (2,808,827)               (10,588,210)       (8,296,849)
   Class A                                        (2,987,042)       (2,157,544)                (7,190,975)       (8,275,827)
   Class B                                                --                --                     (1,484)             (667)
   Class C                                                --                --                     (1,615)           (1,062)
   Class H                                                --                --                       (127)               --
------------------------------------------------------------------------------------------------------------------------------------
                                                  (7,925,925)       (4,966,371)               (17,782,411)      (16,574,405)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                (417,148)          768,560                   (551,289)          (75,722)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             (416,922)          768,877                   (551,289)          (75,254)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                               2,977,276         2,208,399                  5,298,804         5,374,058
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                    $ 2,560,354      $ 2,977,276               $  4,747,515      $  5,298,804
====================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   35

FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS

 STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                                                 PENNSYLVANIA TAX EXEMPT
                                                  OHIO MUNICIPAL MONEY MARKET FUND                  MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED                           FOR THE YEAR ENDED
                                                  ------------------------------               -----------------------------
                                                  MAY 31, 2003      MAY 31, 2002               MAY 31, 2003     MAY 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                               $  2,870         $  4,531                   $  1,867          $  3,223
Net realized gain (loss) on investments sold              --               --                         --                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     870            4,531                      1,867             3,223
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                            (2,422)          (3,662)                    (1,296)           (2,306)
   Class A                                              (448)            (869)                      (585)             (947)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (2,870)          (4,531)                    (1,881)           (3,253)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                           472,904          251,858                    176,127           213,327
   Class A                                            92,939           95,047                    367,207           211,854
Reinvestment of cash distributions:
   Class I                                               225              264                         26                53
   Class A                                               440              850                        229               513
---------------------------------------------------------------------------------------------------------------------------------
                                                     566,508          348,019                    543,589           425,747
---------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                          (395,617)        (243,880)                  (187,811)         (200,899)
   Class A                                           (98,883)         (87,123)                  (340,487)         (213,978)
---------------------------------------------------------------------------------------------------------------------------------
                                                    (494,500)        (331,003)                  (528,298)         (414,877)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                  72,008           17,016                     15,291            10,870
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets               72,008           17,016                     15,277            10,840
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                 242,724          225,708                    173,923           163,083
---------------------------------------------------------------------------------------------------------------------------------
   End of year                                     $ 314,732        $ 242,724                  $ 189,200         $ 173,923
=================================================================================================================================


                                                          TAX EXEMPT MONEY MARKET FUND          TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                                          -----------------------------        -----------------------------
                                                          MAY 31, 2003     MAY 31, 2002        MAY 31, 2003     MAY 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                       $ 8,170         $ 13,542             $  5,919        $  10,450
Net realized gain (loss) on investments sold                    (11)             (12)                   8               81
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operatio            8,159           13,530                5,927           10,531
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                   (6,001)          (8,937)              (5,858)          (9,513)
   Class A                                                   (2,177)          (4,548)                (142)            (993)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (8,178)         (13,485)              (6,000)         (10,506)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                  736,688          768,629              929,616          867,826
   Class A                                                  869,690        1,061,112               99,956          159,055
Reinvestment of cash distributions:
   Class I                                                      114              234                    1              229
   Class A                                                    1,736            3,672                  100              316
-------------------------------------------------------------------------------------------------------------------------------
                                                          1,608,228        1,833,647            1,029,673        1,027,426
-------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                 (730,782)        (795,771)            (760,996)        (765,400)
   Class A                                                 (893,056)      (1,028,246)            (102,430)        (204,701)
-------------------------------------------------------------------------------------------------------------------------------
                                                         (1,623,838)      (1,824,017)            (863,426)        (970,101)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                        (15,610)           9,630              166,247           57,325
-------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (15,629)           9,675              166,174           57,350
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                        828,603          818,928              485,553          428,203
-------------------------------------------------------------------------------------------------------------------------------
   End of year                                            $ 812,974        $ 828,603           $  651,727       $  485,553
===============================================================================================================================



                                                    TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                                    ------------------------------
                                                    MAY 31, 2003      MAY 31, 2002
-----------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                 $  2,224           $ 5,142
Net realized gain (loss) on investments sold                 2                 1
-----------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                        2,226             5,143
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                              (2,219)           (5,135)
   Class A                                                  (7)               (3)
-----------------------------------------------------------------------------------
Total distributions                                     (2,226)           (5,138)
-----------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                             838,982           693,332
   Class A                                              83,548             7,698
Reinvestment of cash distributions:
   Class I                                                  75                12
   Class A                                                   1                 2
-----------------------------------------------------------------------------------
                                                       922,606           701,044
-----------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                            (792,402)         (738,552)
   Class A                                             (84,449)           (6,084)
-----------------------------------------------------------------------------------
                                                      (876,851)         (744,636)
-----------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                                    45,755           (43,592)
-----------------------------------------------------------------------------------
Total increase (decrease) in net assets                 45,755           (43,587)
-----------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                   187,865           231,452
-----------------------------------------------------------------------------------
   End of year                                       $ 233,620         $ 187,865
===================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2003   36 and 37

NOTES TO FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS

1.  FUND ORGANIZATION:

Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of May 31, 2003, the Trust offered for sale shares of 32 funds. Each fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A shares are sold without a sales charge; and Class B, Class C and Class H shares are sold with a contingent deferred sales charge. Contingent deferred sales charges may be reduced or waived under certain circumstances. See the respective Funds' prospectus for additional information.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS
Core Equity Fund, Equity Growth Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Large Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Small/Mid Cap Value Fund and Tax Managed Equity Fund;

ASSET ALLOCATION FUNDS
Aggressive   Allocation  Fund,   Balanced   Allocation  Fund,  and  Conservative
Allocation Fund;

FIXED INCOME FUNDS
Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Short Duration Bond Fund, Total Return Advantage Fund, and U.S. Government Income Fund;

TAX FREE BOND FUNDS
Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET FUNDS
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds are not presented herein, but are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

SECURITY VALUATION:

A money market fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No securities were held at May 31, 2003 requiring fair value prices.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and premiums are amortized on a straight-line basis and recorded to interest income over the lives of the respective securities. Expenses common to all of the Funds in the


38   MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS


Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) and shareholder servicing fees relating to a specific class are charged directly to that class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually for all the Funds.

REPURCHASE AGREEMENTS:

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3.  INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS

Fees paid by the Trust  pursuant to the Advisory  Agreements  with National City
Investment  Management  Company  (the  "Adviser"),   an  indirect  wholly  owned
subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may, from time to time, waive its fees payable by the Funds. Such waivers are voluntary and may be discontinued at any time.
                                                     ANNUAL
                                                      RATE
                                                     ------
Government Money Market Fund .....................    0.35%
Money Market Fund ................................    0.35%
Ohio Municipal
  Money Market Fund ..............................    0.35%
Pennsylvania Tax Exempt
  Money Market Fund ..............................    0.40%
Tax Exempt Money Market Fund .....................    0.35%
Treasury Money Market Fund .......................    0.30%
Treasury Plus Money Market Fund ..................    0.30%

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A, Class B, Class C and Class H shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, C, or H shares in consideration for payment, listed in the table below, based on each classes' average daily net assets.

                                       ANNUAL RATE
                         ---------------------------------------
                         CLASS A    CLASS B   CLASS C    CLASS H
                         -------    -------   -------    -------
Government
  Money Market Fund ...    0.25%     N/A        N/A        N/A
Money Market Fund .....    0.25%     0.25%      0.25%      0.25%
Ohio Municipal
  Money Market Fund ...    0.25%     N/A        N/A        N/A
Pennsylvania Tax Exempt
  Money Market Fund ...    0.25%     N/A        N/A        N/A
Tax Exempt
  Money Market Fund ...    0.25%     N/A        N/A        N/A
Treasury
  Money Market Fund ...    0.25%     N/A        N/A        N/A
Treasury Plus
  Money Market Fund ...    0.25%     N/A        N/A        N/A

National City Bank ("NCB"), an affiliate of the Adviser, serves as the Funds' Custodian. For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average daily gross assets; (ii) 0.010% of the next $650 million of average daily gross assets; and
(iii) 0.008% of the average daily gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodian fee and is reimbursed for out-of-pocket expenses.

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated May 1, 2003. This Agreement replaced an agreement between the Trust and SEI Investments Distribution Co. which had been in effect since May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in


                                                               MAY 31, 2003   39

NOTES TO FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS

connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds' Class I and Class A shares. Currently the Money Market Funds are being charged 0.05% for Class I and Class A Shares. This was increased from 0.04% effective March 28, 2003. The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares, Class C Shares and Class H Shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B Shares, Class C Shares and Class H Shares. With respect to the Class B, Class C and Class H shares of the Money Market Fund, the Distributor has voluntarily agreed to waive 0.70% beginning November 18, 2002. This waiver is voluntary and may be terminated at any time.

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund ("Advantage"), another registered investment company managed by the Adviser. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Expenses paid by the Trust for the year ended May 31, 2003, include legal fees of $467,169 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

The Trust, Advantage, SEI Investments Global Funds Services ("SIGFS"), formerly known as SEI Investment Mutual Fund Services and NCB were parties to a Co-Administration Agreement effective as of August 15, 2000, as amended, under which SIGFS and NCB provided administrative services in exchange for fees at the annual rate of 0.07%, of which 0.0325% was allocated to SIGFS and 0.0375% was allocated to NCB based on the average daily net assets of all of the Trust's Funds and Advantage.

Prior to September 1, 2002, the following rates were in effect based on the average daily net assets of all of the Trust's Funds and Advantage.

                                          PORTION     PORTION
COMBINED AVERAGE            AGGREGATE    ALLOCATED   ALLOCATED
DAILY NET ASSETS           ANNUAL RATE   TO SIGFS     TO NCB
----------------           -----------   --------    ---------
Up to $16 billion ........   0.070%       0.050%      0.020%
From $16 billion to
  $20 billion ............   0.070%       0.040%      0.030%
Over $20 billion .........   0.065%       0.035%      0.030%

The Trust, Advantage, PFPC Inc. ("PFPC") and NCB executed a new Co-Administrator Agreement effective as of June 1, 2003, under which PFPC and NCB provide administrative services in exchange for fees at the annual rate of 0.07%, of which 0.0325% is allocated to PFPC and 0.0375% is allocated to NCB based on the average daily net assets of the Trust's Funds and Advantage.

4.  FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in

40   MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS

accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts:

                        UNDISTRIBUTED     ACCUMULATED
                       NET INVESTMENT    NET REALIZED     PAID-IN
                           INCOME           LOSSES        CAPITAL
                            (000)            (000)         (000)
                       --------------    ------------     -------
Government Money
  Market Fund ........      $(1)             $ 1            $--
Money Market Fund ....        1               --             (1)
Tax Exempt Money
  Market Fund ........        1               (1)            --
Treasury Money
  Market Fund ........        1               (1)            --

The tax character of dividends and distributions paid during the years ended May 31, 2003 and May 31, 2002 were as follows:

                          TAX EXEMPT      ORDINARY
                            INCOME         INCOME        TOTAL
                             (000)          (000)        (000)
                          ----------      --------       -----
Government
  Money Market Fund
    2003 ................     $ --        $ 29,243      $ 29,243
    2002 ................       --          58,367        58,367
Money Market Fund
    2003 ................       --          60,507        60,507
    2002 ................       --         128,855       128,855
Ohio Municipal
  Money Market Fund
    2003 ................    2,870              --         2,870
    2002 ................    4,531              --         4,531
Pennsylvania Tax Exempt
  Money Market Fund
    2003 ................    1,882              --         1,882
    2002 ................    3,253              --         3,253
Tax Exempt Money
  Market Fund
    2003 ................    8,178              --         8,178
    2002 ................   13,485              --        13,485
Treasury Money
  Market Fund
    2003 ................       --           6,000         6,000
    2002 ................       --          10,506        10,506
Treasury Plus Money
  Market Fund
    2003 ................       --           2,226         2,226
    2002 ................       --           5,138         5,138

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                            UNDISTRIBUTED      CAPITAL          POST-         OTHER           TOTAL
                             TAX EXEMPT       ORDINARY          LOSS           OCTOBER      TEMPORARY      DISTRIBUTABLE
                               INCOME          INCOME       CARRYFORWARD       LOSSES      DIFFERENCES       EARNINGS
                                (000)           (000)           (000)           (000)         (000)           (000)
                             ----------     -------------   ------------       -------     -----------     -------------
Government Money
  Market Fund .............     $--           $1,541           $  (18)          $ (7)       $(1,542)          $  (26)
Money Market Fund .........      --            2,899           (7,891)            (3)        (2,899)          (7,894)
Ohio Municipal Money
  Market Fund .............     185               --               --             --           (185)              --
Pennsylvania Tax
  Exempt Money
  Market Fund .............     111               --              (53)            --           (111)             (53)
Tax Exempt Money
  Market Fund .............     679               --              (49)            --           (676)             (46)
Treasury Money
  Market Fund .............      --              347               --             --           (341)               6
Treasury Plus Money
  Market Fund .............      --              113               --             --           (111)               2

                                                               MAY 31, 2003   41

NOTES TO FINANCIAL STATEMENTS
THE ARMADA MONEY MARKET FUNDS

Post-October losses represent losses realized on investment transactions from November 1, 2002 through May 31, 2003 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At May 31, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                      EXPIRING MAY 31,
                       ------------------------------------------------
                       2004    2006     2007    2010      2011    TOTAL
                       (000)   (000)    (000)   (000)     (000)   (000)
                       -----   -----    -----   -----     -----   -----
Government Money
  Market Fund ......    $--     $--      $--   $   --      $18   $   18

Money Market Fund ..     --       2       --    7,889       --    7,891

Pennsylvania Tax
  Exempt Money
  Market Fund ......      3      10       --       40       --       53

Tax Exempt Money
  Market Fund ......     --       7       19       --       23       49

5.  MARKET AND CREDIT RISK

Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

The Ohio Municipal Money Market and the Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds.
The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At May 31, 2003, the percentage of portfolio investments by each revenue source was as follows:

                                                    PENNSYLVANIA
                                 OHIO MUNICIPAL      TAX EXEMPT       TAX EXEMPT
                                      MONEY             MONEY            MONEY
                                     MARKET            MARKET           MARKET
                                      FUND              FUND             FUND
                                 --------------     ------------      ----------
Revenue Bonds:
  Education ................           31%               20%             21%
  Hospital/Nursing
    Homes ..................           11                15              18
  Industrial
    Development ............            5                24               6
  Pollution Control ........            2                 2              16
  Public Facilities ........            7                10              16
  Transportation ...........           --                --               2
  Other ....................            6                 3               1
General Obligations ........           14                12              16
Anticipation Notes .........           24                14               4
                                      ----              ----            ----
                                      100%              100%            100%


42   MAY 31, 2003

                                                                           NOTES

NOTES

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406

                                  LEGAL COUNSEL
                            Drinker Biddle &Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996



                                [GRAPHIC OMITTED]

                                     ARMADA
                                      FUNDS

                                [GRAPHIC OMITTED]

                                     ARMADA
                                      FUNDS
                               WWW.ARMADAFUNDS.COM

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

[GRAPHIC OMITTED]

NATIONAL CITY
INVESTMENT MANAGEMENT COMPANY

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114

ARM-AR-002-0300

                                [GRAPHIC OMITTED]

                                      2003


                           ARMADA FUNDS ANNUAL REPORT

                                  EQUITY FUNDS
                             ASSET ALLOCATION FUNDS
                               FIXED INCOME FUNDS
                               TAX FREE BOND FUNDS


                                [GRAPHIC OMITTED]

                                     ARMADA(R)
                                         FUNDS

                               WWW.ARMADAFUNDS.COM

EQUITY FUNDS

CORE EQUITY FUND

EQUITY GROWTH FUND

EQUITY INDEX FUND

INTERNATIONAL EQUITY FUND

LARGE CAP ULTRA FUND

LARGE CAP VALUE FUND

MID CAP GROWTH FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL/MID CAP VALUE FUND

TAX MANAGED EQUITY FUND


ASSET ALLOCATION FUNDS

AGGRESSIVE ALLOCATION FUND

BALANCED ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND


FIXED INCOME FUNDS

BOND FUND

GNMA FUND

INTERMEDIATE BOND FUND

LIMITED MATURITY BOND FUND

SHORT DURATION BOND FUND

TOTAL RETURN ADVANTAGE FUND

U.S. GOVERNMENT INCOME FUND


TAX FREE BOND FUNDS

MICHIGAN MUNICIPAL BOND FUND

NATIONAL TAX EXEMPT BOND FUND

OHIO TAX EXEMPT BOND FUND

PENNSYLVANIA MUNICIPAL BOND FUND


MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

MONEY MARKET FUND

OHIO MUNICIPAL MONEY MARKET FUND

PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND

TAX EXEMPT MONEYMARKET FUND

TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND


   Chairman's Message ...............................................      1

   Economic and Market Overview .....................................      2

   Funds' Overviews .................................................      5

   Notice to Shareholders ...........................................     31

   Trustees and Officers of the Trust ...............................     32

   Report of Independent Auditors ...................................     34


FINANCIAL STATEMENTS

   Financial Highlights .............................................     35

   Statements of Net Assets .........................................     49

   Statements of Operations .........................................    126

   Statements of Changes in Net Assets ..............................    130

   Notes to Financial Statements ....................................    140

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO ARMADA FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. ARMADA FUNDS ARE DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), 760 MOORE ROAD, KING OF PRUSSIA, PA 19406, PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK. MUTUAL FUNDS INVOLVE RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL. CURRENT PERFORMANCE MAY BE LOWER THAN THE PERFORMANCE FIGURES QUOTED HEREIN DUE TO RECENT MARKET VOLATILITY. FOR MORE COMPLETE INFORMATION ABOUT ARMADA FUNDS, INCLUDING CHARGES, EXPENSES AND PERFORMANCE, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-622-FUND (3863) FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                              CHAIRMAN'S MESSAGE

July 2003

DEAR SHAREHOLDER:


During the year ended May 31, 2003, the overall environment for financial markets continued to be difficult. Economic growth, while showing more positive signs since January, remained sluggish. Total assets of Armada Funds decreased
8.2 percent to $15.9 billion. Money market fund assets stood at $9.5 billion, down 6.6%. All other fund assets decreased 10.3% to $6.4 billion due in large part to the negative impact of the stock market on equity portfolios.

This report provides important information on the market, your investment(s), and other funds offered through the fund family. The Economic and Market Overview identifies major events affecting the current markets as well as expectations for the future. Comments from the fund managers give insight into how each fund has responded to the changing climate and is positioning itself for the future. I encourage you to review these commentaries as well as the audited financial information to help you make decisions about your investments.

We are pleased to report that two new funds--Small/Mid Cap Value Fund and Short Duration Bond Fund--have been added to the Armada family during this period, broadening the selection of options for our shareholders.

For more information about these new funds or any other members of the Armada family of funds, please contact your investment professional or call 1-800-622-FUND (3863) to obtain a prospectus. You may also visit our Web site at WWW.ARMADAFUNDS.COM.

Thank you for investing with Armada.

Sincerely,

/s/ ROBERT D. NEARY

Robert D. Neary
Chairman


                                                                MAY 31, 2003   1

ECONOMIC AND MARKET OVERVIEW



July 2003

Dear Investor:

Year-over-year corporate operating earnings for the S&P 500 rose 12% during the first quarter of calendar year 2003, a clear sign that a profit recovery is finally taking hold. Unfortunately, the economic recovery has continued to lag. U.S. gross domestic product (GDP) growth for calendar year 2002 reached 2.4%, but annualized growth topped out at only 1.4% during the first quarter of 2003. The Institute of Supply Management's (ISM) index of manufacturing activity continued to fall, while the nation's unemployment rate hit a nine-year high of 6.4% in June.

As the Federal Reserve Board (the "Fed") noted following the end of the reporting period, "The unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggest that the effect has not been dramatic."

Among the good news, the Conference Board's U.S. Leading Economic Index rose in both April and May 2003, advancing 1.0% in the latter month. Existing home sales surged 5.6% in May and new home sales climbed 1.7%. Furthermore, the June ISM non-manufacturing survey yielded stronger than expected results. At 60.6, the ISM's non-manufacturing reading was the strongest since September 2000, indicating that a recovery on the services side of the economy continues.

With inflation seemingly vanquished and the specter of deflation a more immediate concern, the Fed lowered the Federal Funds rate by another 25 basis points to a mere 1% on June 25, 2003. (One hundred basis points is equivalent to one percentage point.) The Federal Funds rate has not seen such a low since 1958. Coupled with the massive fiscal stimulus intended by recent tax cuts, the government has provided the financial markets with ample liquidity to fuel economic growth.


U.S. EQUITY MARKETS STAGE A RALLY IN 2003

As measured by the S&P 500 Index, the U.S. equity markets turned in a third consecutive year of negative performance in 2002. The large cap benchmark returned a total of -8.06% for the 12 months ended May 31, 2003, with every sector finishing in the red. However, the past year has largely proven to be a tale of two markets. After returning -16.68% for the last seven months of calendar 2002, the S&P 500 Index posted a total return of 10.34% during the first five months of calendar 2003.

A number of factors contributed to the stock market's woes early in the reporting period. For starters, an earnings recovery expected during the latter half of calendar year 2002 failed to materialize. Furthermore, investors remained on the sidelines as a string of corporate governance scandals played out and the U.S. prepared to invade Iraq. The attendant geopolitical uncertainty sent equity risk premiums soaring while investors fled to the perceived safety of the fixed income markets.

Victory in Iraq coupled with positive first-quarter earnings news sparked the subsequent market rally. Small cap stocks, which tend to lead the pack in the early stages of an economic recovery, have performed particularly well since January 1. Based on the Russell 2000 Index, the small cap universe returned 15.79% through May 31, 2003. Small cap growth stocks, which averaged a dismal -13.76% annual return over the past three years, returned 17.08% from January 1 through May 31. Despite this rally, such stocks still trade well below their historical price to book ratios. Given the improved quality of the small cap growth universe, this section of the market may continue to outperform.


TREASURY PRICES DEFY EXPECTATIONS, HIT NEW HIGHS

The equity market's woes over the past three years proved a boon to fixed income investors. The Lehman U.S. Aggregate Bond Index finished the reporting period up 11.58%. Treasuries, in particular, benefited from a "fright to quality" as investors forked over a hefty premium to be insulated from the volatility of equities and geopolitical uncertainty.

Even as the risk premiums in the equity market declined following victory in Iraq, the yield on the benchmark 10-year Treasury note (which moves in the opposite direction of its price) hit a 45-year closing low of 3.10% on June 13, 2003. Fed Chairman Alan Greenspan contributed to this surprising development by convincing the fixed-income market that interest rates would not rise for the

2   MAY 31, 2003

                                                    ECONOMIC AND MARKET OVERVIEW

foreseeable future. Specifically, Greenspan stated that deflation "remains a threat that is sufficiently large that it does require very close scrutiny, and maybe--maybe--action on the part of the central bank."

After dramatically underperforming Treasuries throughout most of calendar year 2002, corporate bonds finally staged a long-overdue rally in late 2002. Corporate default rates peaked in the fall, lessening concerns over credit risk. From January 1 through May 31, long corporates returned a total of 12.09% versus 8.18% for Treasuries with similar maturities. In particular, we witnessed a "dash to trash" as investors took advantage of undervalued securities in the high yield, or junk bond, market.


ANEMIC GROWTH AND A STRONGER EURO CHALLENGE EUROPE

Europe's economy and equity markets continued to lag those of the United States. GDP for the region barely climbed 1%, while its largest economy--Germany's--found itself flirting with recession and deflation. Among its problems, the 12-country Euro zone remains weighted down by rigid labor markets, high unemployment, and onerous taxes. Moreover, the European Central Bank (ECB) has been reluctant to lower short-term interest rates for fear of triggering inflation on the continent. Its president, Wim Duisenberg, finally stated in June 2003 that inflation no longer posed much of a risk in Europe, and the ECB subsequently cut rates to 2%. Still, that is significantly higher than U.S. levels, and rate reductions can take a year or more to work their way through the economy.

The Morgan Stanley Capital International EMU Index ("MSCI EMU Index"), a popular benchmark for the Euro zone's equity markets, fell 29% in local terms for the 12-month period ended May 31, 2003. Only the Euro's dramatic ascent versus the U.S. dollar--up 24% over the same period--cushioned the blow to U.S. investors. In dollar terms, this index lost 10%. The stronger Euro helped dampen worries over inflation, paving the way for rate cuts, but in other respects it could not have come at a worse time for Europe. Just as its export-oriented economy struggles to grow, currency conversion has pushed the price of many European products higher in the important U.S. and Japanese markets.


JAPAN STRUGGLES WITH DEFLATION, REGIONAL COMPETITION

Japan, the world's second-largest economy, continues to suffer under the weight of the worst deflationary environment since the 1930s. The country's General Consumer Price Index has fallen every year since 1999, and Japanese equity prices have been in a downward trend for 13 years. Its leading market index, the Nikkei 225, fell 27% in U.S. dollars for the 12-month period ended May 31, 2003. With interest rates virtually at zero, though, the Bank of Japan has few options for injecting sorely needed liquidity into the economy.

Promises of reform that helped usher Prime Minister Junichiro Koizumi into office in 2001 have not materialized. Specifically, Economy Minister Heizo Takenaka has been unable to address Japan's crippled financial system. Yet we believe that the country will not emerge from its doldrums until its banks can start reallocating capital in a more efficient manner. To do so, it must accelerate the painful process of writing off some $430 billion in bad loans made primarily during the 1980s and end the practice of propping up "zombie" companies. This term refers to the myriad debt-laden entities that continue to operate but have little hope of repaying their loans.

To be sure, Japan still boasts several world-class exporters--Canon, Honda, Sony, and Toyota among them--but these companies are not getting the support that a stronger domestic economy would bring. The country faces yet another roadblock to its recovery in the form of intense competition from the likes of South Korea, Taiwan, and, especially, China. In a remarkably brief period of time, China has expanded its power in the region and eclipsed Japan in its share of world exports.


U.S. AND ASIA POISED FOR GROWTH; EUROPE AND JAPAN LIKELY TO LAG

The U.S. recovery should gather steam as calendar 2003 progresses, with annualized GDP growth for the second half forecasted at 3.5% to 4%. With pricing power inching its way back into the economy and corporate America having aggressively cut costs and capacity, top-line growth should provide a solid boost to earnings. Under this

                                                                MAY 31, 2003   3

ECONOMIC AND MARKET OVERVIEW


scenario, growth stocks--smaller growth equities, in particular--stand to be among the chief beneficiaries.

Fixed income securities have performed impressively, even as the stock market has rallied, but we see significant risk going forward. Yields remain around their historic lows and appear to have nowhere to go but up in an environment of increasing economic growth. Investors seeking the so-called risk-free return of Treasuries could find themselves saddled instead with "return-free risk."

As for Europe, the ECB reduced the Euro zone's GDP growth forecast for calendar 2003 to a maximum of 1 percent. For 2004, the ECB expects growth of 1.6%. Frankly, Europe is likely to continue struggling until it finds a way to reform its rigid regulatory environment and reduce taxes. Additional ECB rate cuts would certainly be a welcome development.

We remain very positive on Asia, excluding Japan. Hong Kong, Taiwan, and China grappled with SARS over the past year, but the epidemic is on the wane. Factoring out Japan, GDP growth for the region should reach 4.7% in calendar year 2003 and 6% in 2004.

Sincerely,

/s/ DONALD L. ROSS

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

4   MAY 31, 2003

                                                                    EQUITY FUNDS
                                                ARMADA CORE EQUITY FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Core Equity Fund posted a total return of -16.19% (including sales charge) for Class B investors and -10.90% for Class I investors. The Fund's benchmark, the S&P 500 Index, returned -8.06% over the same period.

FACTORS AFFECTING  PERFORMANCE

A number of factors conspired to hand the large cap market its third consecutive year of negative returns. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments, while the prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. The victory in Iraq eventually reduced the risk premium in the market, helping the Fund and the benchmark move firmly into positive territory since January 1, 2003.

Most of the underperformance relative to the benchmark took place during the fourth quarter of 2002. Although the market rallied during this period, the holdings that were the predominant force behind this rally, did not meet Fund management's stringent guidelines for growth or value investing. Moreover, Tenet Healthcare, one of the portfolio's largest stakes at the time, suffered a steep price decline in light of questionable Medicare billing practices.

Among the bright spots, printer manufacturer Lexmark performed well, thanks to a solid product replacement cycle and strong sales of inkjet cartridges and other consumables. Adobe Systems was also a strong performer while held in the portfolio due largely to anticipated upgrades of its Photoshop and Acrobat software products. The portfolio also benefited from the complete avoidance of telecom services stocks for the first half of the reporting period.

OUTLOOK

We anticipate an acceleration of economic activity in the second half of calendar 2003. The Fed's easy monetary policy has supplied ample liquidity, with Congress providing the fiscal stimulus in its recent round of tax cuts. The Fund entered fiscal 2004 with 40% of the portfolio allocated toward growth stocks, placing the Fund's growth allocation near the high end of its 50% maximum.

In particular, we've positioned the portfolio to benefit from a rebound on the industrial side of the economy. Companies in the industrial and basic materials sectors have cut costs significantly in response to lower demand. With corporate expenses sharply pared, any meaningful increase in revenue should provide a significant boost to earnings.

The basic materials and industrials sectors are among the portfolio's more heavily weighted areas. We've also increased the portfolio's energy overweight. A global economic recovery coupled with tight supply should keep oil and natural gas prices high for the foreseeable future. Holdings include ChevronTexaco, ConocoPhillips, Exxon Mobil, and Occidental Petroleum.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

         Armada Core Equity Fund    Armada Core Equity Fund
           (Class I Shares)           (Class B Shares)4, 5     S&P 500 Index*
8/1/97          $10,000                     $10,000               $10,000
5/98             11,404                      11,324                11,585
5/99             14,378                      14,173                14,024
5/00             16,148                      15,776                15,494
5/01             15,239                      14,752                13,859
5/02             13,869                      13,297                11,940
5/03             12,356                      11,729                10,977

    ARMADA CORE EQUITY FUND
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------------------------------------------
                                                                                                    DATE
                                                                                       SINCE         OF
                                      1 YEAR          3 YEARS          5 YEARS       INCEPTION    INCEPTION
-----------------------------------------------------------------------------------------------------------
Class I Shares 2, 3                  (10.90)%          (8.53)%           1.62%          3.69%      08/01/97
-----------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 5               (16.13)%         (10.50)%           0.19%          2.42%      08/01/97
-----------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 5            (16.19)%         (10.45)%           0.39%          2.77%      01/06/98
-----------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 5            (12.56)%          (9.40)%           0.67%          2.72%      01/20/00
-----------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 5            (13.56)%          (9.71)%           0.46%          2.53%      05/01/02
-----------------------------------------------------------------------------------------------------------

PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  RETURNS AND SHARE PRICES
WILL  FLUCTUATE AND ON  REDEMPTION,  SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES, AND FEES FOR EACH NEWER SHARE CLASS.

5 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                                MAY 31, 2003   5

EQUITY FUNDS
ARMADA EQUITY GROWTH FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Equity Growth Fund posted a total return of -17.27% (including sales charge) for Class B investors and -12.03% for Class I investors. The Fund's benchmark, the S&P 500 Index, returned -8.06% over the same period.

FACTORS AFFECTING PERFORMANCE

A number of factors conspired to hand the large cap market its third consecutive year of negative returns. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments, while the prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. Victory in Iraq eventually removed much of the risk premium from the market, helping the Fund and the benchmark move firmly into positive territory since January 1, 2003.

The market rallies that began at the end of 2002 through the beginning of 2003 had adverse performance results for the Fund relative to the Fund's benchmark. Investors bid up a number of companies with questionable fundamentals such as Lucent Technologies and Delta Air Lines. The Fund's portfolio rarely includes such stocks because they do not meet our criteria for sustainable growth at a reasonable price.

Among the year's bright spots, our stake in Amgen climbed 26% as it benefited from a strong drug pipeline and a biotech rally. Long-term holding Lexmark enjoyed another year of outperformance. The printer manufacturer gained 14% thanks to a solid product replacement cycle and strong sales of inkjet cartridges and other consumables.

OUTLOOK

We anticipate an acceleration of economic activity in the second half of the fiscal year. The Federal Reserve Board's easy monetary policy has supplied ample liquidity, with Congress providing the fiscal stimulus in its recent round of tax cuts. In particular, we've positioned the portfolio to benefit from an increase in business spending. After bearing the brunt of the majority of the economic downturn, demand on the growth side of the economy has begun to climb again. With corporate expenses and debt sharply pared, any meaningful increase in revenue should provide a significant boost to earnings.

Among our recent additions, Fox Entertainment Group and Accenture are leveraged to increased spending on advertising and information technology, respectively. Office products retailer Staples should benefit from an uptick in new business formation, while industrial gas leader Praxair is well-positioned for increased manufacturing output.

Currently, the portfolio is overweight in the energy sector. A global economic recovery coupled with tight supply should keep oil and natural gas prices high for the foreseeable future. That will benefit companies focused on exploration and production as well as those that service them.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

         Armada Equity Growth Fund  Armada Equity Growth Fund
             (Class I Shares)         (Class B Shares)4, 5    S&P 500 Index*
12/20/89        $10,000                    $10,000                $10,000
5/90            10,847                     10,801                 10,629
5/91            12,806                     12,632                 11,882
5/92            13,943                     13,624                 13,052
5/93            14,943                     14,464                 14,568
5/94            15,155                     14,531                 15,188
5/95            16,766                     15,924                 18,255
5/96            20,894                     19,658                 23,446
5/97            27,072                     25,233                 30,342
5/98            34,828                     32,122                 39,652
5/99            41,850                     38,297                 47,991
5/00            49,587                     45,069                 53,019
5/01            43,507                     39,165                 47,423
5/02            35,226                     31,423                 40,856
5/03            30,989                     27,363                 37,562

    ARMADA EQUITY GROWTH FUND
    Average Annual Total Returns, as of 5/31/03

---------------------------------------------------------------------------------------------------------
                                                                                                   DATE
                                                                                   SINCE            OF
                                  1 YEAR      3 YEARS       5 YEARS    10 YEARS  INCEPTION      INCEPTION

Class I Shares 2, 3              (12.03)%     (14.50)%      (2.31)%      7.57%      8.78%        12/20/89
---------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 5        (17.10)%     (16.33)%      (3.65)%      6.69%      8.04%        04/15/91
---------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 5        (17.27)%     (16.41)%      (3.51)%      6.58%      7.78%        01/06/98
---------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 5        (13.78)%     (15.32)%      (3.23)%      6.55%      7.75%        01/27/00
---------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 5        (14.59)%     (15.59)%      (3.43)%      6.45%      7.67%        02/05/02
---------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES AND FEES FOR EACH NEWER SHARE CLASS.

5 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

6   MAY 31, 2003

                                                                    EQUITY FUNDS
                                               ARMADA EQUITY INDEX FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Equity Index Fund posted a total return of -13.91% (including sales charge) for Class B investors and -8.55% for Class I investors. The Fund attempts to track the performance of the S&P 500 Index, which returned -8.06% over the same period.

FACTORS AFFECTING PERFORMANCE

A number of factors conspired to hand the S&P 500 Index its third consecutive year of negative returns. The sluggish nature of the economic recovery exerted a drag on corporate earnings. According to industry analysts, average profits for component companies in calendar year 2002 climbed a scant 0.1%. Terrorism concerns, the prospect of war with Iraq, and fallout from accounting scandals further added to investor jitters. Mutual fund investors, who own approximately one-fifth of the market by total capitalization, withdrew a staggering $70 billion from equity funds in June, July and August of 2002.

Returns for every sector in the S&P 500 Index finished in the red, with financial, technology, and consumer discretionary stocks accounting for nearly half of the Index's negative performance. However, most of the bad news was limited to the first half of the reporting period. After repeated disappointments, earnings during the first quarter of calendar year 2003 generally beat expectations. On a year-over-year basis, energy stock profits jumped 180% during the quarter, with consumer discretionary earnings up 19%, financials up 5%, and technology up 17%. Moreover, the U.S. victory in Iraq finally removed a significant risk premium from the market and helped trigger a broad-based rally. As a result, the S&P 500 Index returned a healthy 10.35% from January 1 through the end of the period.

It's worth noting that Standard & Poor's removed all non-U.S. companies from the S&P 500 Index in July 2002 to reduce the overlap with its global indices. This rebalancing slightly enhanced the performance of the Index, due largely to the strong performance of newcomer eBay.

OUTLOOK

The Federal Reserve Board's easy monetary policy and the fiscal stimulus provided by recent tax cuts should help fuel a continued economic recovery. Based on industry analyst estimates, operating earnings for the S&P 500 Index are expected to climb 12.2% during the calendar year 2003.

After a long decline, we finally see signs of an upturn in business spending. This potentially bodes well for a variety of industrial, basic materials, and technology companies. Since many have sharply pared expenses, any revenue growth should provide a significant boost to earnings. We also expect integrated energy companies to perform strongly, as supply issues keep oil and natural gas prices at relatively high levels for the foreseeable future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

           Armada Equity Index Fund   Armada Equity Index Fund
               (Class I Shares)         (Class B Shares)4, 5    S&P 500 Index*
7/10/98            $10,000                    $10,000              $10,000
5/99                11,414                     11,319               11,632
5/00                12,546                     12,324               12,851
5/01                11,211                     10,910               11,495
5/02                 9,629                      9,256                9,903
5/03                 8,808                      8,386                9,104

    ARMADA EQUITY INDEX FUND
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------------------------------------
                                                                                              DATE
                                                                              SINCE            OF
                                        1 YEAR            3 YEARS           INCEPTION       INCEPTION

Class I Shares 2, 3                     (8.55)%           (11.13)%           (2.56)%         07/10/98
-----------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 5              (12.03)%           (12.44)%           (3.56)%         10/15/98
-----------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 5              (13.91)%           (13.22)%           (3.93)%         01/04/00
-----------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 5              (10.31)%           (12.03)%           (3.54)%         01/17/00
-----------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 5              (11.21)%           (12.28)%           (3.70)%         02/25/02
-----------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES AND ACCOUNT LEVEL FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A VOLUNTARY FEE WAIVER OF .15%. WITHOUT SUCH FEE WAIVERS PERFORMANCE WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES AND FEE WAIVERS, WHERE APPLICABLE FOR EACH NEWER SHARE CLASS.

5 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 3.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                                MAY 31, 2003   7

EQUITY FUNDS
ARMADA INTERNATIONAL EQUITY FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada International Equity Fund posted a total return of -21.97% (including sales charge) for Class B investors and -17.13% for Class I investors. The Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), returned -12.30% over the same period.

FACTORS AFFECTING PERFORMANCE

Meager growth across Europe, Japan's ongoing deflation crisis, and volatility in emerging markets led to another frustrating year for overseas investing. Rising oil prices and the conflicts in Afghanistan and Iraq further added to investor concerns. Only the U.S. dollar's steep decline, particularly against the euro, helped cushion U.S. investors somewhat from more substantial losses incurred by local investors.

Much of the underperformance relative to the benchmark can be traced to first half of the reporting period. As a disappointing earnings season began to unfold, we positioned the Fund somewhat defensively during July and August 2002. In particular, we increased the portfolio's exposure to the consumer staples and energy sectors. However, technology and financial stocks--many with questionable fundamentals--were among the best performers during the subsequent market rally. Several such stocks were based in the euro zone, where we maintained a below-benchmark weighting throughout the reporting period.

The Fund's stake in Asia's developing markets, which are not represented in the benchmark, also detracted from performance. Potential conflict with North Korea weighed heavily on the region, as did fear over the spread of SARS. The latter, in particular, had a significant negative impact on holding Singapore Airlines.

Among the bright spots, the Fund benefited from its stake in Huaneng Power International. The fastest-growing utility in the world, Huaneng gained 23% during the period and remains leveraged to China's rapid industrial expansion. An underweight to Japan also aided performance. Its leading market index, the Nikkei 225, fell 27% in U.S. dollars during the period.

OUTLOOK

Although the European Central Bank (ECB) has lowered short-term rates to 2%, we've retained the portfolio's euro zone underweight. The ECB expects economic growth to top out at less than 1% in 2003 and to improve only marginally in 2004. Moreover, Europe's export-oriented economy will likely suffer from the euro's newfound strength. Our holdings in the region, such as German utility E.ON, tend to be oriented towards companies with little or no export component.

Singapore, South Korea, and the rest of Asia, with good growth prospects and relatively low market valuations, appear far more attractive. China, whose currency is pegged to a weakening U.S. dollar, should prove particularly formidable on the global export market. With oil prices likely to remain high, the portfolio remains overweighted in the energy and utilities sectors.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

             Armada International     Armada International
                 Equity Fund              Equity Fund
               (Class I Shares)       (Class B Shares)4, 6      MSCI EAFE Index*
8/1/97              $10,000                 $10,000                  $10,000
5/98                 10,876                  10,800                   10,361
5/99                 10,980                  10,812                   10,813
5/00                 15,251                  14,878                   12,666
5/01                 11,782                  11,387                   10,483
5/02                 10,594                  10,143                    9,477
5/03                  8,779                   8,331                    8,313

    ARMADA INTERNATIONAL EQUITY FUND 5
    Average Annual Total Returns, as of 5/31/03

-------------------------------------------------------------------------------------------------------------
                                                                                                      DATE
                                                                                       SINCE           OF
                                     1 YEAR           3 YEARS         5 YEARS        INCEPTION      INCEPTION

Class I Shares 2, 3                  (17.13)%         (16.81)%         (4.19)%         (2.21)%       08/01/97
-------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 6               (22.00)%         (18.61)%         (5.52)%         (3.44)%       08/01/97
-------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 6            (21.97)%         (18.62)%         (5.42)%         (3.08)%       01/06/98
-------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 6            (18.69)%         (17.58)%         (5.09)%         (3.13)%       01/05/00
-------------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 6            (19.65)%         (17.91)%         (5.31)%         (3.32)%       04/08/02
-------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX IS AN UNMANAGED INDEX OF WHICH REPRESENTS MORE THAN 1,000 EQUITY SECURITIES OF COMPANIES LOCATED IN THOSE REGIONS AND THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS NOTED.

5 INTERNATIONAL INVESTMENTS ARE SUBJECT TO SPECIAL RISKS, INCLUDING CURRENCY
  FLUCTUATIONS, ECONOMIC AND POLITICAL CHANGE, AND DIFFERING ACCOUNTING STANDARDS THAT MAY ADVERSELY AFFECT PORTFOLIO SECURITIES.

6 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

8   MAY 31, 2003

                                                                    EQUITY FUNDS
                                            ARMADA LARGE CAP ULTRA FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Large Cap Ultra Fund posted a total return of -18.13% (including sales charge) for Class B investors and -12.97% for Class I investors. The Fund's benchmark, the Russell 1000 Growth Index, returned -7.85% over the same period.

FACTORS  AFFECTING  PERFORMANCE

A number of factors conspired to hand the large cap growth market its third consecutive year of negative returns. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments in the technology sector, which accounts for a significant portion of the benchmark. Healthcare, the benchmark's largest sector, was adversely affected by patent expirations and disappointments with new product developments. The prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. The U.S. victory in Iraq eventually removed much of the risk premium from the market, helping the Fund and the benchmark move firmly into positive territory since January 1, 2003.

The Fund's underperformance relative to the benchmark can be attributed largely to two factors. For starters, the management team had positioned the portfolio for an upturn in information technology and other capital spending; however, many companies postponed their plans in an effort to shore up earnings. Moreover, the Fund did not benefit as much as the broader market did during the rallies that began in October 2002 and in April 2003. Investors bid up a number of companies at the low end of the benchmark's market cap range, many with questionable fundamentals. Our portfolio rarely includes such stocks because they tend not to meet our criteria for sustainable growth at a reasonable price.

Among the year's bright spots, long-term holding Lexmark enjoyed another year of outperformance. The printer manufacturer gained 14% thanks to a solid product replacement cycle and strong sales of inkjet cartridges and other consumables. Adobe Systems returned 16% while held in the portfolio due largely to anticipated upgrades of its Photoshop and Acrobat software products. Healthcare services stock Anthem benefited from an improved pricing environment.

OUTLOOK

We anticipate an acceleration of economic activity in the second half of calendar 2003. The Federal Reserve Board's easy monetary policy has supplied ample liquidity, with Congress providing the fiscal stimulus in its recent round of tax cuts.

In particular, we've positioned the portfolio to benefit from an increase in business spending. After bearing the brunt of the downturn, demand on this side of the economy has begun to climb again. With corporate expenses and debt sharply pared, any meaningful increase in revenue should provide a significant boost to earnings.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

                Armada Large Cap       Armada Large Cap
                  Ultra Fund              Ultra Fund            Russell 1000
                (Class I Shares)      (Class B Shares)4, 5      Growth Index*
12/28/95            $10,000                $10,000                $10,000
5/96                 11,221                 11,166                 11,256
5/97                 13,861                 13,675                 14,235
5/98                 18,485                 18,068                 18,330
5/99                 22,860                 22,111                 23,136
5/00                 29,089                 27,819                 28,918
5/01                 21,474                 20,340                 20,326
5/02                 15,923                 14,937                 16,084
5/03                 13,858                 12,872                 14,821

    ARMADA LARGE CAP ULTRA FUND 6
    Average Annual Total Returns, as of 5/31/03

-------------------------------------------------------------------------------------------------------------
                                                                                                      DATE
                                                                                       SINCE           OF
                                     1 YEAR           3 YEARS          5 YEARS       INCEPTION      INCEPTION

Class I Shares 2, 3                  (12.97)%         (21.90)%         (5.60)%          4.49%       12/28/95
-------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 5            (18.05)%         (23.56)%         (6.93)%          3.40%       02/01/96
-------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 5            (18.13)%         (23.54)%         (6.80)%          3.46%       02/01/96
-------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 5            (14.71)%         (22.50)%         (6.39)%          3.58%       06/15/00
-------------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 5            (15.58)%         (22.92)%         (6.69)%          3.35%       04/09/02
-------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF COMPANIES IN THE RUSSELL 1000 INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 THE PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS'
  APPLICABLE SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS.

5 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

6 PERFORMANCE INFORMATION BEFORE JUNE 10, 2000, REPRESENTS THE PERFORMANCE OF
  THE PARKSTONE LARGE CAPITALIZATION FUND WHICH WAS REORGANIZED.

                                                                MAY 31, 2003   9

EQUITY FUNDS
ARMADA LARGE CAP VALUE FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Large Cap Value Fund posted a total return of -14.89% (including sales charge) for Class B investors and -9.46% for Class I investors. The Fund's benchmark, the Russell 1000 Value Index, returned -7.86% over the same period.

FACTORS AFFECTING PERFORMANCE

A number of factors conspired to hand the large cap value market its second consecutive year of negative returns. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments, while the prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. The victory in Iraq eventually reduced the risk premium in the market, helping the Fund and the benchmark move firmly into positive territory for the latter half of the reporting period.

The Fund's overweight in the technology sector was the principal factor in the Fund's underperformance relative to the benchmark. Technology stocks tend to be among the most economically sensitive and fit well with Fund management's expectations for an earnings recovery. Unfortunately, the recovery took longer than expected, and holdings such as Applied Materials, Micron Technology, and Motorola suffered steep price declines and negatively impacted the Fund's performance.

Led by its "Good Value and Good NewsSM" investment style, the Fund had its share of bright spots as well. For example, United Technologies, with less cyclical exposure than many of its peers, held its value in a tough environment. In particular, the manufacturer of Otis Elevators and Carrier Air Conditioning Equipment has benefited from the recurring revenue generated by the services side of its business. Another holding, Occidental Petroleum, benefited from oil prices that remained high throughout the period. It continues to offer better relative value than other integrated oil producers, and management has invested the company's capital prudently.

OUTLOOK

We anticipate an acceleration of economic activity in the second half of calendar 2003. The Fed's easy monetary policy has supplied ample liquidity, with Congress providing the fiscal stimulus in its recent round of tax cuts. In particular, we've positioned the portfolio to benefit from a rebound on the industrial side of the economy. Companies in the industrial and basic materials sectors have cut costs significantly in response to lower demand. With corporate expenses sharply pared, any meaningful increase in revenue should provide a significant boost to earnings.

The outlook for the energy sector continues to look promising, with supply constraints likely to keep oil and natural gas prices higher for the foreseeable future. Furthermore, the strong cash flow and high dividend yields of Verizon and BellSouth have led us to overweight the telecom services sector.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

             Armada Large Cap           Armada Large Cap
               Value Fund                  Value Fund            Russell 1000
            (Class I Shares)          (Class B Shares)4, 5       Value Index*
7/1/94          $10,000                     $10,000               $10,000
5/95             11,309                      11,212                11,880
5/96             13,540                      13,298                14,995
5/97             16,872                      16,415                19,165
5/98             21,206                      20,526                25,426
5/99             23,458                      22,402                29,120
5/00             21,593                      20,437                28,599
5/01             24,329                      22,826                30,795
5/02             23,395                      21,727                29,086
5/03             21,183                      19,457                26,801

    ARMADA LARGE CAP VALUE FUND
    Average Annual Total Returns, as of 5/31/03

-------------------------------------------------------------------------------------------------------------------
                                                                                                             DATE
                                                                                              SINCE           OF
                                              1 YEAR         3 YEARS         5 YEARS        INCEPTION     INCEPTION

Class I Shares 2, 3                           (9.46)%         (0.64)%         (0.02)%          8.78%       07/01/94
-------------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 5                    (14.74)%         (2.77)%         (1.43)%          7.79%       08/22/94
-------------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 5                    (14.89)%         (2.85)%         (1.40)%          7.75%       01/06/98
-------------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 5                    (11.31)%         (1.61)%         (0.98)%          7.75%       01/27/00
-------------------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 5                    (12.28)%         (1.94)%         (1.20)%          7.62%       02/05/02
-------------------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF COMPANIES IN THE RUSSELL 1000 INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON MARKET CAPITALIZATION. BOTH INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 THE PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS'
  APPLICABLE SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS VOLUNTARY FEE WAIVERS, WHERE APPLICABLE. WITHOUT SUCH FEE WAIVERS PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS.

5 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.


10   MAY 31, 2003

                                                                    EQUITY FUNDS
                                             ARMADA MID CAP GROWTH FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Mid Cap Growth Fund posted a total return of -17.40% (including sales charge) for Class B investors and -12.17% for Class I investors. The Fund's benchmark, the Russell Midcap Growth Index, returned -5.84% over the same period.

FACTORS AFFECTING PERFORMANCE

A number of factors conspired to hand the mid capitalization ("mid cap") growth market its third consecutive year of negative returns. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments, particularly in technology, while the prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. Volatility reigned supreme, with the benchmark down by more than 30% over the second and third quarters of calendar 2002. The victory in Iraq eventually removed much of the risk premium from the market, helping the Fund and the benchmark move firmly into positive territory since January 1, 2003.

Returns for the healthcare and technology sectors, the portfolio's largest sectors by market cap, both finished the period in negative territory. Semiconductor-related holdings such as National Semiconductor fell materially, hurt by a combination of excess capacity and anemic demand.

Most of the underperformance relative to the benchmark took place during the fourth quarter of 2002. Although the market rallied during this period, the holdings that were the predominant force behind this rally, did not meet Fund management's stringent guidelines for growth or value investing.

Among the year's bright spots, long-term holding Lexmark enjoyed another year of outperformance. The printer manufacturer gained 14% thanks to a solid product replacement cycle and strong sales of inkjet cartridges and other consumables. Symantec, a leader in enterprise security software, saw its stock price climb 27%. Health care providers Anthem and Wellpoint benefited from an improved pricing environment for premiums.

OUTLOOK

We've positioned the Fund for an acceleration of economic activity in the second half of calendar 2003. The Federal Reserve Board's easy monetary policy has supplied ample liquidity, with Congress providing the fiscal stimulus in its recent round of tax cuts. The healthcare and technology sectors remain the two cornerstones of the portfolio. The former should benefit from the growing needs of an aging population, while the latter fuels business productivity increases.

Consumer services and consumer cyclicals represent the portfolio's most significant overweights versus the benchmark, with technology and energy modestly overweighted as well. Among our consumer services holdings, Hilton Hotels should see occupancy levels rise significantly as the economy improves. Two recent semiconductor additions, Marvel Technology and Broadcom, both proved that they could grow during the technology downturn.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

            Armada Mid Cap         Armada Mid Cap
              Growth Fund           Growth Fund         Russell Mid Cap
           (Class I Shares)      (Class B Shares)4, 7    Growth Index*
10/31/88       $10,000                $10,000              $10,000
5/89            11,848                 11,783               11,979
5/90            13,702                 13,498               13,770
5/91            14,479                 14,130               16,181
5/92            16,652                 16,098               17,689
5/93            19,089                 18,280               20,450
5/94            20,275                 19,204               21,754
5/95            22,010                 20,649               25,139
5/96            31,693                 29,453               33,495
5/97            31,224                 28,844               37,169
5/98            37,941                 34,803               46,067
5/99            41,052                 37,307               53,273
5/00            62,359                 56,110               76,563
5/01            47,461                 42,256               57,971
5/02            38,122                 33,612               48,026
5/03            33,481                 29,225               45,221

    ARMADA MID CAP GROWTH EQUITY FUND 5, 6
    Average Annual Total Returns, as of 5/31/03

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    DATE
                                                                                                      SINCE          OF
                                     1 YEAR           3 YEARS          5 YEARS        10 YEARS      INCEPTION     INCEPTION

Class I Shares 2, 3                  (12.17)%         (18.72)%         (2.47)%          5.78%          8.64%       10/31/88
---------------------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 7               (17.22)%         (20.46)%         (3.81)%          4.99%          8.09%       10/31/88
---------------------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 7            (17.40)%         (20.22)%         (3.58)%          4.80%          7.63%       02/04/94
---------------------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 7            (14.10)%         (19.31)%         (3.26)%          4.86%          7.67%       06/15/00
---------------------------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 7            (14.89)%         (19.85)%         (3.64)%          4.65%          7.52%       08/13/02
---------------------------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE RUSSELL MID CAP GROWTH INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF THOSE COMPANIES IN THE RUSSELL MID CAP INDEX WITH HIGHER PRICE TO BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL MID CAP INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST U.S. COMPANIES AMONG THE LARGEST 1000 U.S. COMPANIES BASED ON MARKET CAPITALIZATION AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES AND FEES FOR EACH NEWER SHARE CLASS.

5 PERFORMANCE INFORMATION BEFORE JUNE 10, 2000, REPRESENTS PERFORMANCE OF THE
  PARKSTONE MID CAPITALIZATION FUND, WHICH WAS REORGANIZED INTO THE ARMADA MID CAP GROWTH FUND ON THAT DATE.

6 THE FUND IS SUBJECT TO THE RISK THAT GROWTH ORIENTED MID CAPITALIZATION COMMON
  STOCKS MAY UNDERPERFORM OTHER SEGMENTS OF THE EQUITY MARKETS OR THE EQUITY MARKETS AS A WHOLE.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   11

EQUITY FUNDS
ARMADA SMALL CAP GROWTH FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Small Cap Growth Fund posted a total return of -21.10% (including sales charge) for Class B investors and -16.12% for Class I investors. The Fund's benchmark, the Russell 2000 Growth Index, returned -9.59% over the same period.

FACTORS  AFFECTING  PERFORMANCE

A number of factors conspired to hand the small cap growth market its third consecutive year of negative returns. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments, particularly in technology, while the prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. The victory in Iraq eventually removed much of the risk premium from the market, helping the Fund and the benchmark move firmly into positive territory since January 1, 2003.

Most of the underperformance relative to the benchmark took place during the fourth quarter of 2002. Although the market rallied during this period, the holdings that were the predominant force behind this rally did not meet Fund management's stringent guidelines for growth or value investing.

Among the bright spots, Marvel Enterprises benefited from its Spider-Man, X-Men, and other comic book franchises. The stock jumped 84% before we sold our position. Semiconductor packager Chip PAC increased 98% since being added to the portfolio, due in part to market share gains. Another holding, restaurant chain P.F. Chang's, rose 21% since its purchase in November.

OUTLOOK

We anticipate an acceleration of economic activity in the second half of calendar 2003, with The Federal Reserve Board and Congress providing ample monetary and fiscal stimulus. Small cap growth stocks have historically performed very strongly in the early stages of a recovery and current valuations appear very attractive.

In particular, we've positioned the portfolio to benefit from an increase in business spending. After bearing the brunt of the majority of the economic downturn, demand on the growth side of the economy has begun to climb again. With corporate expenses and debt sharply pared, any meaningful increase in revenue should provide a significant boost to earnings. Among our tech stakes, Cymer is the world's leading supplier of excimer light sources and should benefit from a recovery in the semiconductor area. Avid Technology is well-positioned for the broadcast industry's continued transition to digital standards.

We've also increased the portfolio's weight in the energy sector relative to the Fund's benchmark. A global economic recovery coupled with tight supply will likely keep natural gas and oil prices high for the foreseeable future. That should drive earnings growth at companies focused on exploration and production as well as those that service them. Holdings include Patterson-UTI Energy, the No. 2 land drilling company in North America, Grey Wolf, and Rowan Companies.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

          Armada Small Cap       Armada Small Cap
            Growth Fund            Growth Fund            Russell 2000
          (Class I Shares)      (Class B Shares)4, 5      Growth Index*
8/1/97        $10,000                $10,000                $10,000
5/98           11,735                 11,657                 10,659
5/99           10,285                 10,112                 11,078
5/00           15,123                 14,728                 13,259
5/01           12,897                 12,431                 11,172
5/02           10,241                  9,791                  9,405
5/03            8,591                  8,132                  8,503

    ARMADA SMALL CAP GROWTH FUND 6
    Average Annual Total Returns, as of 5/31/03

-------------------------------------------------------------------------------------------------------------
                                                                                                       DATE
                                                                                       SINCE            OF
                                      1 YEAR          3 YEARS          5 YEARS       INCEPTION      INCEPTION

Class I Shares 2, 3                  (16.12)%         (17.18)%         (6.05)%         (2.57)%       08/01/97
-------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 5               (20.94)%         (18.91)%         (7.34)%         (3.75)%       08/01/97
-------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 5            (21.10)%         (18.97)%         (7.29)%         (3.49)%       01/06/98
-------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 5            (17.74)%         (17.87)%         (6.87)%         (3.44)%       01/20/00
-------------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 5            (18.46)%         (18.18)%         (7.09)%         (3.63)%       04/01/02
-------------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE RUSSELL 2000 GROWTH INDEX IS COMPRISED OF SECURITIES IN THE RUSSELL 2000 STOCK INDEX HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF THE 2000 SMALLEST COMPANIES OF THE 3000 LARGEST U.S. COMPANIES BASED ON MARKET CAPITALIZATION. BOTH INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES AND FEES OF EACH NEWER SHARE CLASS.

5 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

6 THE FUND IS SUBJECT TO THE RISK THAT GROWTH ORIENTED SMALL CAPITALIZATION
  COMMON STOCKS MAY UNDERPERFORM OTHER SEGMENTS OF THE EQUITY MARKETS OR THE EQUITY MARKETS AS A WHOLE.

12   MAY 31, 2003

                                                                    EQUITY FUNDS
                                            ARMADA SMALL CAP VALUE FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Small Cap Value Fund posted a total return of -14.79% (including sales charge) for Class B investors and -9.69% for Class I investors. By comparison, the Russell 2000 Value Index returned -7.50% over the same period. With nearly $800 million under management, the Fund closed to new investors on May 30, 2003. This should slow the volume of assets moving into the Fund and prevent size from hindering future performance.

FACTORS  AFFECTING  PERFORMANCE

After two consecutive years of double-digit returns, the past year proved disappointing for small cap value investors. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments, while the prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. The victory in Iraq eventually reduced the risk premium in the market, helping the Fund and the benchmark move firmly into positive territory for the latter half of the reporting period.

The Fund's overweight in the technology sector was the principal factor in the Fund's underperformance relative to the benchmark. Technology stocks tend to be among the most economically sensitive and fit well with Fund management's expectations for an earnings recovery. Unfortunately, the recovery took longer than expected, and holdings such as semiconductor company Standard Microsystems suffered steep price declines and negatively impacted the Fund's performance. The portfolio's price/book ratio, which was slightly higher than the benchmark's, also detracted from performance.

Led by its "Good Value and Good News SM" investment style, the Fund had its share of bright spots as well. For example, longtime holding Hyperion Solutions returned 48% during the reporting period. Attractively valued, the company has experienced positive earnings revisions given the strong demand for its analytical software. Exploration and production company Chesapeake Energy, which climbed 37%, benefited from the surge in natural gas prices throughout the period. Another energy holding, Equitable Resources, saw its shares rise 14%.

OUTLOOK

We anticipate an acceleration of economic activity in the second half of calendar 2003. The Federal Reserve Board's easy monetary policy has supplied ample liquidity, with Congress providing the fiscal stimulus in its recent round of tax cuts. In particular, we've positioned the portfolio to benefit from a rebound on the industrial side of the economy. Companies in the industrial and basic materials sectors have cut costs significantly in response to lower demand. With corporate expenses sharply pared, any meaningful increase in revenue should provide a significant boost to earnings.

Holdings include paper company Packaging Corporation of America and mining equipment manufacturer Joy Global. The former is a leading manufacturer of container board and corrugated packaging and enjoys a broad customer base. Furthermore, strong management has improved the company's balance sheet in recent years. The latter has emerged successfully from bankruptcy and is leveraged to the growing demand for coal and copper in China.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

           Armada Small Cap      Armada Small Cap
             Value Fund              Value Fund            Russell 2000
           (Class I Shares)     (Class B Shares)4, 7        Value Index*
7/26/94        $10,000                $10,000                $10,000
5/95            11,464                 11,371                 11,084
5/96            14,059                 13,815                 14,049
5/97            17,378                 16,917                 16,946
5/98            20,823                 20,055                 21,465
5/99            20,058                 19,027                 19,420
5/00            22,640                 21,286                 19,369
5/01            29,634                 27,591                 25,068
5/02            35,445                 32,691                 28,933
5/03            32,010                 29,240                 26,763

    ARMADA SMALL CAP VALUE FUND 5, 6
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------------------------------------------
                                                                                                    DATE
                                                                                      SINCE          OF
                                      1 YEAR          3 YEARS        5 YEARS        INCEPTION     INCEPTION

Class I Shares 2, 3                   (9.69)%          12.24%          8.98%          14.06%       07/26/94
-----------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 7            (14.86)%           9.87%          7.39%          12.95%       08/15/94
-----------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 7            (14.79)%          10.07%          7.54%          12.89%       01/06/98
-----------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 7            (11.37)%          11.17%          7.95%          12.98%       01/27/00
-----------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 7            (12.25)%          10.87%          7.77%          12.87%       02/05/02
-----------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX COMPRISED OF SECURITIES IN THE RUSSELL 2000 INDEX WHICH HAVE LOWER THAN AVERAGE PRICE TO BOOK RATIOS AND FORECASTED GROWTH VALUES. BOTH INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASSES APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES AND FEES FOR EACH NEWER SHARE CLASS.

5 THE FUND IS SUBJECT TO THE RISK THAT SMALL CAPITALIZATION COMMON STOCKS MAY
  UNDERPERFORM OTHER SEGMENTS OF THE EQUITY MARKETS OR THE EQUITY MARKETS AS A WHOLE.

6 CLOSED TO NEW INVESTORS ON 5/31/03.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   13

EQUITY FUNDS
ARMADA SMALL/MID CAP VALUE FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

From its inception on July 1, 2002, through May 31, 2003, the Armada Small/Mid Cap Value Fund posted a total return of -4.81% (including sales charge) for Class A investors and 1.38% for Class I investors. The Fund's benchmark, the Russell 2500 Value Index, returned -5.79% over the same period.

FACTORS AFFECTING PERFORMANCE

The past year proved disappointing for both small- and mid-cap value investors. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments, while the prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. The victory in Iraq eventually reduced the risk premium in the market, helping the Fund and the benchmark move firmly into positive territory for the latter half of the reporting period.

The Fund's overweight in the technology sector was the principal factor in the Fund's underperformance relative to the benchmark. Technology stocks tend to be among the most economically sensitive and fit well with Fund management's expectations for an earnings recovery. Unfortunately, the recovery took longer than expected, and holdings such as semiconductor company Standard Microsystems suffered steep price declines and negatively impacted the Fund's performance. The portfolio's price/book ratio, which was slightly higher than the benchmark's, also detracted from performance.

Led by its "Good Value and Good News SM" investment style, the Fund had its share of bright spots as well. For example, holding Hyperion Solutions returned more than 80% from July through May. Attractively valued, the company has experienced positive earnings revisions given the strong demand for its analytical software. Gas distribution and production company Equitable Resources benefited from the surge in natural gas prices throughout the period, rising 14%.

OUTLOOK

We anticipate an acceleration of economic activity in the second half of calendar 2003. The Federal Reserve Board's easy monetary policy has supplied ample liquidity, with Congress providing the fiscal stimulus in its recent round of tax cuts.

In particular, we've positioned the portfolio to benefit from a rebound on the industrial side of the economy. Companies in the industrial and basic materials sectors have cut costs significantly in response to lower demand. With corporate expenses sharply pared, any meaningful increase in revenue should provide a significant boost to earnings. Holdings include Packaging Corporation of America, a leading manufacturer of container board and corrugated packaging. The company enjoys a broad customer base, and strong management has improved the company's balance sheet in recent years.

The outlook for the energy sector continues to look promising, with supply constraints likely to keep oil and natural gas prices higher for the foreseeable future. Exploration and production holding Pioneer Natural Resources is well positioned to benefit with its large oil and natural gas reserves.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

         Armada Small/Mid Cap   Armada Small/Mid Cap
              Value Fund             Value Fund             Russell 2000
           (Class I Shares)      (Class A Shares)6          Value Index*
7/1/02         $10,000                $10,000                 $10,000
5/03            10,138                  9,957                   9,765

    ARMADA SMALL/MID CAP VALUE FUND 5
    Average Annual Total Returns, as of 5/31/03

----------------------------------------------------------
                                                   DATE
                                    SINCE           OF
                                  INCEPTION      INCEPTION

Class I Shares 2, 3, 4              1.38%         07/01/02
----------------------------------------------------------
Class A Shares 2, 3, 4, 6          (4.81)%        07/01/02
----------------------------------------------------------
Class B Shares 2, 3, 4, 6            **             **
----------------------------------------------------------
Class C Shares 2, 3, 4, 6            **             **
----------------------------------------------------------
Class H Shares 2, 3, 4, 6            **             **
----------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

* THE RUSSELL 2500 VALUE INDEX IS AN UNMANAGED INDEX COMPRISED OF SECURITIES IN THE RUSSELL 2500 INDEX WHICH HAVE LOWER THAN AVERAGE PRICE TO BOOK RATIOS AND FORECASTED GROWTH VALUES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

**CLASSES B, C AND H WERE NOT OPERATIONAL AS OF 5/31/03.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS A SHARES ONLY.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 RETURNS ARE CUMULATIVE SINCE INCEPTION.

5 THE FUND IS SUBJECT TO THE RISK THAT SMALL AND MID CAPITALIZATION COMMON
  STOCKS MAY UNDERPERFORM OTHER SEGMENTS OF THE EQUITY MARKETS OR THE EQUITY MARKETS AS A WHOLE.

6 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%.


14   MAY 31, 2003

                                                                    EQUITY FUNDS
                                         ARMADA TAX MANAGED EQUITY FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2003, the Armada Tax Managed Equity Fund posted a total return of -18.98% (including sales charge) for Class B investors and -13.94% for Class I investors. The Fund's benchmark, the S&P 500 Index, returned -8.06% over the same period. The Fund distributed $.09 per share in capital gains for calendar year 2002, less than 1% of net asset value.

FACTORS AFFECTING PERFORMANCE

A number of factors conspired to hand the large cap market its third consecutive year of negative returns. The sluggish nature of the economic recovery led to a series of high-profile earnings disappointments, while the prospect of war with Iraq and fallout from accounting scandals further added to investor jitters. Victory in Iraq eventually removed much of the risk premium from the market, helping the Fund and the benchmark move firmly into positive territory after January 1.

Most of the underperformance relative to the benchmark took place during the fourth quarter of 2002. Although the market rallied during this period, the holdings that were the predominant force behind this rally, did not meet Fund management's stringent guidelines for growth or value investing. Additionally, the management team tends to favor the S&P 500 Index's market cap leaders. Their global leadership, growth orientation, and consistency of earnings make them attractive long-term holdings, in line with our tax-efficient focus.

Top 10 holdings AIG, Harley-Davidson, and Home Depot also contributed to the Fund's underperformance. Our largest position, AIG suffered from sector rotation into insurers with more property and casualty exposure. Moreover, AIG took a charge at the end of calendar 2002 for workers compensation and asbestos claims.

Among the bright spots, holdings 3M, Procter & Gamble, and Wachovia all significantly outperformed the benchmark. Both 3M and P&G benefited from restructuring under new management. Wachovia reaped synergies from its merger with First Union and also improved its retail banking operations.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

              Armada Tax Managed     Armada Tax Managed
                 Equity Fund             Equity Fund
               (Class I Shares)      (Class B Shares)3, 4    S&P 500 Index*
5/31/93            $10,000                $10,000               $10,000
5/94                10,133                 10,038                10,426
5/95                11,350                 11,137                12,531
5/96                14,286                 13,885                16,094
5/97                18,382                 17,698                20,828
5/98                24,617                 23,494                27,219
5/99                30,235                 28,736                32,942
5/00                35,694                 33,606                36,394
5/01                31,578                 29,441                32,553
5/02                27,853                 25,731                28,045
5/03                23,969                 21,934                25,784

OUTLOOK

The management team will continue to invest in industry leaders, many of whom should benefit from an anticipated acceleration of economic activity in the second half of calendar 2003. The Federal Reserve Board's easy monetary policy has supplied ample liquidity, with Congress providing the fiscal stimulus in its recent round of tax cuts.

In particular, we expect to see a significant increase in business spending. After bearing the brunt of the downturn, demand on this side of the economy has begun to climb again. With corporate expenses and debt sharply pared, any meaningful increase in revenue should provide a significant boost to earnings for companies such as 3M, General Electric, and Intel.

          PLEASE REFER TO FOOTNOTES AND TOTAL RETURNS TABLE ON PAGE 16.

                                                               MAY 31, 2003   15

EQUITY FUNDS
ARMADA TAX MANAGED EQUITY FUND OVERVIEW (CONTINUED)

    ARMADA TAX MANAGED EQUITY FUND 5, 6, 7, 8
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------------------------------------------------
                                                                                                          DATE
                                                                                            SINCE          OF
                                   1 YEAR         3 YEARS       5 YEARS       10 YEARS    INCEPTION     INCEPTION
-----------------------------------------------------------------------------------------------------------------
Class I Shares 2, 3
  Returns Before Taxes             (13.94)%       (12.43)%       (0.53)%        9.14%        12.30%     04/09/98
  Returns After Taxes
   on Distribution                 (14.37)%       (12.63)%       (0.73)%        8.61%        11.42%     04/09/98
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                   (8.43)%        (9.72)%       (0.49)%        7.45%        10.45%     04/09/98
-----------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4
  Returns Before Taxes             (18.91)%       (14.29)%       (1.79)%        8.93%        12.05%     05/11/98
  Returns After Taxes
   on Distribution                 (19.22)%       (14.42)%       (1.92)%        8.43%        11.20%     05/11/98
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                  (11.48)%       (11.08)%       (1.45)%        7.29%        10.23%     05/11/98
-----------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4
  Returns Before Taxes             (18.98)%       (14.42)%       (1.76)%        8.17%        11.27%     05/04/98
  Returns After Taxes
   on Distribution                 (19.15)%       (14.49)%       (1.83)%        7.71%        10.44%     05/04/98
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                  (11.50)%       (11.15)%       (1.40)%        6.64%         9.50%     05/04/98
-----------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4
  Returns Before Taxes             (15.57)%       (13.35)%       (1.52)%        8.08%        11.22%     01/10/00
  Returns After Taxes
   on Distribution                 (15.74)%       (13.43)%       (1.63)%        7.60%        10.38%     01/10/00
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                   (9.41)%       (10.36)%       (1.23)%        6.55%         9.45%     01/10/00
-----------------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4
  Returns Before Taxes             (16.50)%       (13.53)%       (1.67)%        8.11%        11.24%     04/12/02
  Returns After Taxes
   on Distribution                 (16.70)%       (13.66)%       (1.81)%        7.61%        10.38%     04/12/02
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                   (9.98)%       (10.51)%       (1.36)%        6.57%         9.46%     04/12/02
-----------------------------------------------------------------------------------------------------------------

PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  RETURNS AND SHARE PRICES
WILL  FLUCTUATE AND ON  REDEMPTION,  SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS


* THE S&P 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES AND ACCOUNT LEVEL FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES AND FEES FOR EACH NEWER SHARE CLASS.

4 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 5.50%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

5 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST INDIVIDUAL FEDERAL MARGINAL
  INCOME TAX RATES BUT DO NOT REFLECT THE IMPACT OF STATE, LOCAL OR ALTERNATIVE MINIMUM TAX (AMT). ACCORDINGLY, SOME INVESTORS' INCOME MAY BE SUBJECT TO STATE AND OR LOCAL TAXES, AND CERTAIN INVESTORS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). ACTUAL AFTER-TAX RETURNS WILL DEPEND ON AN INDIVIDUAL INVESTOR'S TAX SITUATION. PLEASE CONSULT YOUR TAX ADVISOR FOR MORE INFORMATION. THE AFTER-TAX RETURN CALCULATIONS TAKE INTO EFFECT ALL APPLICABLE SALES CHARGES AS DESCRIBED ABOVE.

6 THE PRE-TAX AND AFTER-TAX RETURNS HAVE BEEN PROVIDED FOR THE POST REGISTRATION
  PERIOD OF THE TAX MANAGED EQUITY FUND. IN ACCORDANCE WITH AN SEC MANDATE AFTER-TAX RETURNS HAVE BEEN PRESENTED IN TWO WAYS: PRE-LIQUIDATION WHICH ARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND POST-LIQUIDATION WHICH ARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES.

7 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

8 THE PERFORMANCE HISTORY FOR EACH CLASS INCLUDES PERFORMANCE OF A PREDECESSOR
  COMMON TRUST FUND WHICH COMMENCED OPERATION ON JUNE 30, 1984 WHERE PERFORMANCE OF AN OLDER SHARE CLASS HAS BEEN ADJUSTED TO REFLECT THE HIGHER OPERATING EXPENSES OF THE NEWER CLASS.

16   MAY 31, 2003

                                                          ASSET ALLOCATION FUNDS
                                      ARMADA AGGRESSIVE ALLOCATION FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Aggressive Allocation Fund posted a total return of -13.82% (including sales charge) for Class B investors and -8.56% for Class I investors. In comparison, the Aggressive Allocation Hybrid Benchmark Index, which consists of 75% of the S&P 500 Composite Stock Index (S&P 500 Index) and 25% of the Lehman U.S. Aggregate Bond Index, reflected a blended return of -3.15%. The Hybrid Index is calculated by the Fund's investment adviser.

FACTORS AFFECTING PERFORMANCE

The Fund that invests primarily in underlying Funds that invest in stocks. For this reason, the first ten months of the past fiscal year was a time of challenge. Management misdeeds dominated the business headlines, and the build-up towards war caused investors as well as corporate purchasing agents to stay on the sidelines.

The underlying Fund's equity holdings lagged the benchmark, particularly in July and October of 2002 because they held some smaller capitalization (small cap) company investments outside of the S&P 500 Index. During both months, small cap stocks lagged large capitalization company stocks by a wide margin. October was of particular significance, because it signaled a rebound in technology and telecommunications companies, where the underlying Funds were underweight. However, small caps came alive during April and May when stocks in general rallied as the war in Iraq came to a conclusion. Geopolitical risks have subsided with the fall of Baghdad while corporate governance issues were addressed by regulators, shareholder groups and the media. The Fund's allocation to bonds provided stability during the fiscal year, as interest rates continued to fall. The Fund ended the period 84% in stocks, 9% in bond funds and 7% in money market funds.

CURRENT STRATEGY AND OUTLOOK

As consumer spending tapers, corporate spending must pick up the slack in the second half of 2003. The low interest rate environment, the tax cut and the improving economy should bode well for stocks, particularly small caps where we have a substantial investment. In addition, we think a shift favoring growth investments is coming, and believe the portfolio is well positioned for this potential market shift. However, we are concerned about the heightened expectations for corporate earnings, and therefore expect the stock market rally to be bumpy.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

           Armada Aggressive      Armada Aggressive
            Allocation Fund        Allocation Fund                           Lehman U.S.            Aggressive Allocation
            (Class I Shares)     (Class B Shares)4, 9  S&P 500 Index*    Aggregate Bond Index*     Hybrid Benchmark Index*
3/6/01         $10,000                $10,000              $10,000            $10,000                     $10,000
5/01             9,964                  9,948               10,161             10,068                      10,148
5/02             9,241                  9,140                8,754             10,884                      9,284
5/03             8,450                  8,288                8,048             12,144                      9,072

    ARMADA AGGRESSIVE ALLOCATION FUND 5, 6, 7, 8
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------
                                                                DATE
                                                   SINCE         OF
                                   1 YEAR        INCEPTION    INCEPTION

Class I Shares 2, 3                 (8.56)%       (7.26)%     03/06/01
-----------------------------------------------------------------------
Class A Shares 2, 3, 9             (13.05)%       (9.49)%     03/06/01
-----------------------------------------------------------------------
Class B Shares 2, 3, 4, 9          (13.82)%       (9.69)%     05/08/01
-----------------------------------------------------------------------
Class C Shares 2, 3, 4, 9          (10.24)%       (8.03)%     06/28/01
-----------------------------------------------------------------------
Class H Shares 2, 3, 4, 9          (11.13)%       (8.49)%     02/20/02
-----------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

* THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCK WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE LEHMAN U.S. AGGREGATE BOND INDEX IS AN UNMANAGED, FIXED INCOME, MARKET VALUE-WEIGHTED INDEX THAT INCLUDES TREASURY ISSUES, AGENCY ISSUES, CORPORATE BOND ISSUES AND MORTGAGE-BACKED SECURITIES. THE AGGRESSIVE ALLOCATION HYBRID BENCHMARK INDEX IS A BLEND OF 75% S&P 500 COMPOSITE INDEX AND 25% LEHMAN U.S. AGGREGATE BOND INDEX, AS CALCULATED BY THE ADVISER. DIRECT INVESTMENT IN THE INDEXES IS NOT POSSIBLE. THE PERFORMANCE OF EACH INDEX DOES NOT ASSUME TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A VOLUNTARY FEE WAIVERS OF .25%. WITHOUT SUCH FEE WAIVERS PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES, FEES, AND FEE WAIVERS, WHERE APPLICABLE OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 INVESTMENTS IN SMALLER OR MID CAPITALIZED COMPANIES MAY PRESENT GREATER RISK
  OF LOSS THAN AN INVESTMENT IN LARGER, MORE ESTABLISHED COMPANIES.

7 THE FUND IS A FUND THAT INVESTS ONLY IN OTHER ARMADA MUTUAL FUNDS ("UNDERLYING
  FUNDS"). AS A RESULT, THE FUND'S PERFORMANCE IS DIRECTLY AFFECTED BY THE PERFORMANCE OF THE UNDERLYING FUNDS AND INDIRECTLY INFLUENCED BY THE FACTORS THAT AFFECTED PERFORMANCE OF THE UNDERLYING FUNDS. SEE THE OVERVIEWS FOR THE UNDERLYING FUNDS (LARGE CAP ULTRA, LARGE CAP VALUE, SMALL CAP GROWTH, SMALL CAP VALUE AND BOND FUNDS) FOR DISCUSSIONS OF THE FACTORS THAT AFFECTED THEIR PERFORMANCE DURING THE LAST FISCAL YEAR.

8 BECAUSE THE AGGRESSIVE ALLOCATION FUND INVESTS IN OTHER ARMADA MUTUAL FUNDS
  YOUR INVESTMENT IN THE AGGRESSIVE ALLOCATION FUND IS DIRECTLY SUBJECT TO THE OPERATING EXPENSES OF THOSE UNDERLYING MUTUAL FUNDS. ACCORDINGLY, THE TOTAL OPERATING EXPENSES FOR THE FUND'S CLASS A SHARES ARE 1.74% AND 2.35% FOR CLASSES B, C AND H SHARES FOR AN INVESTMENT OF CLASS I SHARES, WHICH IS THE ONLY CLASS OF SHARES THE FUND INVESTS. SUCH EXPENSES WITH FEE WAIVERS ARE 1.49% FOR CLASS A SHARES AND 2.10% FOR CLASS B, C AND H SHARES.

9 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   17

ASSET ALLOCATION FUNDS
ARMADA BALANCED ALLOCATION FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Balanced Allocation Fund posted a total return of -10.17% (including sales charge) for Class B investors and -4.58% for Class I investors. In comparison, the Balanced Allocation Hybrid Benchmark Index which consists of 60% of the S&P 500 Index and the 40% of the Lehman U.S. Aggregate Bond Index, reflected a blended return of -0.20%.

FACTORS AFFECTING PERFORMANCE

The first ten months of the fiscal period was generally negative for stocks. Investors shunned stocks due to worries over the war in Iraq as well as the large number of negative headlines involving corporate management. Consumer spending remained relatively strong throughout much of the period but corporate capital expenditures remained weak. The stock market declined sharply as oil prices soared in early 2003, the war with Iraq loomed and investors feared that higher oil prices would derail the economy. However, the market rally since early March propelled stocks to their highest levels in a year. Geopolitical risks have subsided with the fall of Baghdad while corporate governance issues were addressed in part by industry regulators, government officials, shareholder groups and the media. As a result, we ended the fiscal period overweighted in stocks, with the portfolio composed as 69% stocks, 27% bonds and 4% cash equivalents as of the end of the fiscal year. Even though the Fund trailed its benchmark, the Fund's allocation to fixed income securities boosted performance during the fiscal year, as interest rates continued to drop. In particular, corporate bonds rallied during the second half of the fiscal period offering investors price appreciation as well as relatively healthy yields.

CURRENT STRATEGY AND OUTLOOK

The stock market has come a long way from its lows in October 2002 and March 2003. Although we are still bullish on the market, we are cautious since there is a tendency for a pullback any time there is a sharp rise in a short period of time. We believe that it may be prudent to take some profits and reinvest the funds at a later date when prices are more attractive. At the same time, we are encouraged that the government has kept interest rates very low and enacted a tax cut that will likely stimulate the economy.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)


            Armada Balanced        Armada Balanced
            Allocation Fund        Allocation Fund                               Lehman U.S.           Balanced Allocation
            (Class I Shares)     (Class B Shares)4, 9    S&P 500 Index*      Aggregate Bond Index*   Hybrid Benchmark Index*
7/10/98        $10,000                $10,000               $10,000               $10,000                   $10,000
5/99            10,457                 10,406                11,632                10,346                    11,165
5/00            12,101                 11,945                12,851                10,563                    11,986
5/01            11,898                 11,626                11,495                11,948                    11,832
5/02            11,271                 10,921                 9,903                12,917                    11,211
5/03            10,755                 10,323                 9,105                14,411                    11,227

    ARMADA BALANCED ALLOCATION FUND 5, 6, 7, 8
    Average Annual Total Returns, as of 5/31/03

------------------------------------------------------------------------------------
                                                                             DATE
                                                                SINCE         OF
                                     1 YEAR       3 YEARS     INCEPTION    INCEPTION

Class I Shares 2, 3                 (4.58)%       (3.85)%        1.50%     07/10/98
------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 9           (9.32)%       (5.59)%        0.30%     07/31/98
------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 9          (10.17)%       (5.83)%        0.31%     11/11/98
------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 9           (6.43)%       (4.80)%        0.52%     04/20/00
------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 9           (7.27)%       (5.06)%        0.35%     02/05/02
------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCK WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE LEHMAN U.S. AGGREGATE BOND INDEX IS AN UNMANAGED, FIXED INCOME, MARKET VALUE-WEIGHTED INDEX THAT INCLUDES TREASURY ISSUES, AGENCY ISSUES, CORPORATE BOND ISSUES AND MORTGAGE-BACKED SECURITIES. THE BALANCED ALLOCATION HYBRID BENCHMARK INDEX IS A BLEND OF 60% S&P 500 COMPOSITE INDEX AND 40% LEHMAN U.S. AGGREGATE BOND INDEX, AS CALCULATED BY THE ADVISER. DIRECT INVESTMENT IN THE INDEXES IS NOT POSSIBLE. THE PERFORMANCE OF EACH INDEX DOES NOT ASSUME TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES AND FEE OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 INTERNATIONAL INVESTMENTS ARE SUBJECT TO SPECIAL RISKS INCLUDING CURRENCY
  FLUCTUATIONS, ECONOMIC AND POLITICAL CHANGE, AND DIFFERING ACCOUNTING STANDARDS THAT MAY ADVERSELY AFFECT PORTFOLIO SECURITIES.

7 THE FUND IS SUBJECT TO THE RISK THAT SMALL AND MID CAPITALIZATION COMMON
  STOCKS MAY UNDERPERFORM OTHER SEGMENTS OF THE EQUITY MARKETS OR THE EQUITY MARKETS AS A WHOLE.

8 THE VALUE OF DEBT SECURITIES MAY BE AFFECTED BY THE ABILITY OF ISSUERS TO MAKE
  PRINCIPAL AND INTEREST PAYMENTS.

9 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.


18   MAY 31, 2003

                                                          ASSET ALLOCATION FUNDS
                                    ARMADA CONSERVATIVE ALLOCATION FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Conservative Allocation Fund posted a total return of -4.86% (including sales charge) for Class B investors and 1.15% for Class I investors. In comparison, the Conservative Allocation Hybrid Benchmark Index, which consists of 35% of the S&P 500 Composite Stock Index and 65% of the Lehman Aggregate Bond Index, reflected a blended return of 4.71%. The Hybrid Index is calculated by the Fund's investment adviser.

FACTORS AFFECTING PERFORMANCE

Depite negative performace, the Fund's emphasis on fixed income securities boosted performance during the fiscal year, as interest rates continued to drop. A year ago, the yield on the ten-year U.S. Treasury bond was about 5%, quite low by historical standards; however, yields proceeded to fall even further. As the stock market declined and corporate bonds appeared relatively risky, investors sought the safety of U.S. Treasury securities, thus pushing prices up and yields down even further to about 3.5%. Starting in October, the yield on corporate bonds began to attract investors willing to take additional risk on the theory that the economy was turning for the better. As the fiscal year came to a close, U.S. Treasury yields fell to 45-year lows, while corporate bond yield spreads over U.S. Treasury securities narrowed. Stocks rallied after the Iraq war's conclusion, powered by low interest rates, improving investor sentiment and the implementation of a large tax cut on dividends and capital gains.

CURRENT STRATEGY AND OUTLOOK

The strength of the corporate bond market suggests that the economic outlook is much more positive than many pundits might believe. As economic activity picks up, interest rates are likely to rise. As a result, the Fund's duration--sensitivity to interest rates--is slightly shorter than the benchmark, which means the portfolio's value will decline less than average if rates rise. While there is some speculation that the Federal Reserve Board ("Fed") may cut interest rates from the current 1.25% level, we believe that it is likely to be the Fed's last move. With bond yields at record lows, we have reduced our allocation to fixed income to the minimum level for this portfolio. The stock market has risen more than 20% since its market lows in late 2002 and the beginning of 2003. We are encouraged by the rise, and we believe it may be prudent to take some profits during this period of bullish sentiment.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)


          Armada Conservative    Armada Conservative
            Allocation Fund        Allocation Fund                                  Lehman U.S.         Conservative Allocation
            (Class I Shares)     (Class B Shares)4, 9      S&P 500 Index*      Aggregate Bond Index*    Hybrid Benchmark Index*
3/6/01          $10,000                $10,000                $10,000                $10,000                     $10,000
5/01             10,093                 10,071                 10,161                 10,107                      10,114
5/02              9,995                  9,885                  8,754                 10,880                      10,140
5/03             10,112                  9,911                  8,048                 12,191                      10,741

    ARMADA CONSERVATIVE ALLOCATION FUND 5, 6, 7, 8
    Average Annual Total Returns, as of 5/31/03

------------------------------------------------------------------
                                                           DATE
                                               SINCE        OF
                                 1 YEAR      INCEPTION  INCEPTION

Class I Shares 2, 3               1.15%        0.50%    03/06/01
------------------------------------------------------------------
Class A Shares 2, 3, 9           (3.87)%      (1.91)%   03/06/01
------------------------------------------------------------------
Class B Shares 2, 3, 4, 9        (4.86)%      (2.14)%   07/13/01
------------------------------------------------------------------
Class C Shares 2, 3, 4, 9        (0.65)%      (0.33)%   05/23/01
------------------------------------------------------------------
Class H Shares 2, 3, 4, 9        (1.75)%      (0.85)%   02/06/02
------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

* THE S&P 500 COMPOSITE INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE LEHMAN U.S. AGGREGATE BOND INDEX IS AN UNMANAGED, FIXED INCOME, MARKET VALUE-WEIGHTED INDEX THAT INCLUDES TREASURY ISSUES, AGENCY ISSUES, CORPORATE BOND ISSUES AND MORTGAGE-BACKED SECURITIES. THE CONSERVATIVE ALLOCATION HYBRID BENCHMARK INDEX IS A BLEND OF 35% S&P 500 COMPOSITE INDEX AND 65% LEHMAN U.S. AGGREGATE BOND INDEX, AS CALCULATED BY THE ADVISER. DIRECT INVESTMENT IN THE INDEXES IS NOT POSSIBLE. THE PERFORMANCE OF EACH INDEX DOES NOT ASSUME TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A VOLUNTARY FEE WAIVER OF .25%. WITHOUT SUCH FEE WAIVERS PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES, FEES, AND FEE WAIVERS, WHERE APPLICABLE OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 THE FUND IS SUBJECT TO THE RISK THAT SMALL AND MID CAPITALIZATION COMMON
  STOCKS MAY UNDERPERFORM OTHER SEGMENTS OF THE EQUITY MARKETS OR THE EQUITY MARKETS AS A WHOLE.

7 THE FUND IS A FUND OF FUNDS THAT INVESTS ONLY IN OTHER ARMADA MUTUAL FUNDS
  (UNDERLYING FUNDS"). AS A RESULT, THE FUND'S PERFORMANCE IS DIRECTLY AFFECTED BY THE PERFORMANCE OF THE UNDERLYING FUNDS AND INDIRECTLY INFLUENCED BY THE FACTORS THAT AFFECTED PERFORMANCE OF THE UNDERLYING FUNDS. SEE THE OVERVIEWS FOR THE UNDERLYING FUNDS (LARGE CAP ULTRA, LARGE CAP VALUE, SMALL CAP GROWTH, SMALL CAP VALUE AND INTERMEDIATE BOND FUNDS) FOR THE DISCUSSIONS OF THE FACTORS THAT AFFECTED THEIR PERFORMANCE DURING THE LAST FISCAL YEAR.

8 BECAUSE THE CONSERVATIVE ALLOCATION FUND INVESTS IN OTHER ARMADA MUTUAL FUNDS
  YOUR INVESTMENT IS DIRECTLY SUBJECT TO THE OPERATING EXPENSES OF THOSE UNDERLYING MUTUAL FUNDS. ACCORDINGLY THE TOTAL OPERATING EXPENSES FOR THE FUND FOR CLASS A SHARES ARE 1.52% AND 2.13% FOR CLASSES B, C, AND H SHARES FOR AN INVESTMENT OF CLASS I SHARES OF THE UNDERLYING ARMADA MUTUAL FUNDS, WHICH IS THE ONLY CLASS OF SHARES THAT THE FUND INVESTS. SUCH EXPENSES WITH FEE WAIVERS ARE 1.27% FOR CLASS A SHARES AND 1.88% FOR CLASSES B, C, AND H SHARES.

9 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   19

FIXED INCOME FUNDS
ARMADA BOND FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Bond Fund posted a total return of 4.70% (including sales charge) for Class B investors and 10.74% for Class I investors. In comparison, the Lehman U.S. Aggregate Bond Fund Index returned 11.58%.

FACTORS AFFECTING PERFORMANCE

The fiscal year was marked by declining interest rates which benefited bonds. Indeed, the Fund benefited from the decision to lengthen duration -- that is, to increase the portfolio's sensitivity to changes in interest rates; in doing so, bond prices appreciated more dramatically. In addition, the environment was characterized by corporate accounting irregularities, increased asbestos liability and global political tensions, causing a flight to quality. The portfolio was concentrated in higher quality securities during the first half of the fiscal period, a decision that was generally rewarded. True, mortgage-backed securities, which carry virtually zero credit risk, suffered from substantial prepayment activity as homeowners and commercial real estate investors took advantage of the ease in which they could refinance their properties.

As liquidity returned to the market in late 2002, the corporate bond exposure was increased, especially the lower rated investment-grade securities. Among the strongest performing corporate bonds were those issued by cable companies, which are benefiting from increased servicing fees. Fortunately, the portfolio avoided all the well-publicized corporate blowups during the period.

CURRENT STRATEGY AND OUTLOOK

Although we are concerned about weak economic fundamentals, we expect the economy to improve and interest rates to rise as we move through 2003. To prepare for the expectation of higher interest rates, the portfolio's duration has been shortened, thus decreasing its sensitivity to changes in interest rates. We have also increased our weighting in corporate securities, looking for opportunities to invest in lower rated securities while maintaining broad diversification. Given our moderately bullish outlook for the U.S. economy, we believe that the corporate bond market will likely outperform other asset classes such as mortgage-backed securities and U.S. Treasury bonds.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

           Armada Bond Fund      Armada Bond Fund     Lehman U.S. Aggregate
           (Class I Shares)    (Class B Shares)4, 7        Bond Index*
10/31/88       $10,000              $10,000                 $10,000
5/89            10,418               10,361                  10,480
5/90            11,199               11,033                  11,463
5/91            12,415               12,115                  12,890
5/92            13,828               13,368                  14,504
5/93            15,411               14,758                  16,144
5/94            15,491               14,776                  16,258
5/95            17,155               16,203                  18,125
5/96            17,841               16,703                  18,920
5/97            19,296               17,879                  20,493
5/98            21,311               19,536                  22,730
5/99            21,880               19,857                  23,719
5/00            21,960               19,749                  24,219
5/01            24,265               21,617                  27,396
5/02            26,061               22,997                  29,615
5/03            28,859               25,226                  33,044

    ARMADA BOND FUND 5, 6, 8
    Average Annual Total Returns, as of 5/31/03

------------------------------------------------------------------------------------------------------------
                                                                                                     DATE
                                                                                        SINCE         OF
                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS    INCEPTION    INCEPTION

Class I Shares 2, 3                 10.74%        9.53%        6.25%        6.47%        7.54%     10/31/88
------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 7               5.34%        7.54%        5.01%        5.67%        6.99%     10/31/88
------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 7            4.70%        7.36%        4.92%        5.51%        6.55%     02/04/94
------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 7            8.70%        8.47%        5.23%        5.46%        6.52%     06/12/00
------------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 7            7.62%        8.17%        5.05%        5.37%        6.46%     04/30/02
------------------------------------------------------------------------------------------------------------


PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  RETURNS AND SHARE PRICES
WILL  FLUCTUATE AND ON  REDEMPTION,  SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN U.S. AGGREGATE BOND INDEX IS AN UNMANAGED, FIXED INCOME, MARKET VALUE WEIGHTED INDEX THAT INCLUDES TREASURY ISSUES, AGENCY ISSUES, CORPORATE BOND ISSUES AND MORTGAGE-BACKED SECURITIES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 THE PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS'
  APPLICABLE SALES CHARGES, FEES AND EXPENSES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE INFORMATION OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE
  CLASS' INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES, AND FEES FOR EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 THE VALUE OF DEBT SECURITIES MAY BE AFFECTED BY THE ABILITY OF ISSUERS TO MAKE
  PRINCIPAL AND INTEREST PAYMENTS.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

8 PERFORMANCE INFORMATION BEFORE JUNE 9, 2000, REPRESENTS THE PERFORMANCE OF THE
  PARKSTONE BOND FUND WHICH WAS REORGANIZED INTO THE ARMADA BOND FUND ON THAT DATE.

20   MAY 31, 2003

                                                              FIXED INCOME FUNDS
                                                       ARMADA GNMA FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada GNMA Fund posted a total return of -0.60% (including sales charge) for Class B investors and 5.40% for Class I investors. In comparison, the Lehman GNMA Index returned 6.13%.

FACTORS AFFECTING PERFORMANCE

During the first half of the fiscal year, fixed-income investors were very concerned about credit quality given the environment of accounting scandals, recession and terrorism fears. As a result, there was an unusually strong demand for mortgage-backed securities such as Ginnie Maes, which although not guaranteed are backed by the federal government.

Ginnie Mae securities continued to offer a significant yield advantage over comparably maturing U.S. Treasury securities. Like other government bonds, Ginnie Maes decline in value when interest rates rise. However, Ginnie Maes, like most mortgage-backed securities, do not benefit as much as other government bonds when interest rates decline. That's because homeowners have the right to refinance their mortgages at par, thus requiring mortgage investors to reinvest at lower yields. Therefore, mortgage-backed securities are vulnerable to lower interest rates, particularly if the drop is steep.

During the past year, the declining interest-rate environment and record refinancing activity put downward pressure on Ginnie Mae valuations, although not to the extent of other mortgage-backed security categories that offer higher coupon payments. By the second half of the period, when the corporate credit cycle began improving, investors shifted away from mortgages and towards corporate bonds. This shifting demand hurt the values of mortgage-backed securities as corporate bonds became more attractive.

During the fiscal year, we attempted to sell a modest percentage of the Ginnie Mae portfolio, using the proceeds to purchase Treasury bonds when we thought that the mortgage rally had run its course. This strategy produced mixed results.

CURRENT STRATEGY AND OUTLOOK

We believe that interest rates will likely trend upward in 2003, therefore, our current strategy is to keep the portfolio's duration--sensitivity to interest rates--relatively short. However, we continue to own lower coupon bonds that are less likely to be refinanced in the event of further interest rate declines.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

           Armada GNMA Fund       Armada GNMA Fund      Lehman
           (Class I Shares)    (Class B Shares)4, 6   GNMA Index*
8/10/94        $10,000                $10,000          $10,000
5/95            10,961                 10,881           10,960
5/96            11,466                 11,275           11,547
5/97            12,513                 12,190           12,643
5/98            13,661                 13,183           13,857
5/99            14,210                 13,584           14,538
5/00            14,562                 13,780           15,002
5/01            16,230                 15,227           16,913
5/02            17,418                 16,172           18,268
5/03            18,365                 16,884           19,388

    ARMADA GNMA FUND 5
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------------------------------
                                                                                        DATE
                                                                           SINCE         OF
                                   1 YEAR        3 YEARS     5 YEARS     INCEPTION    INCEPTION

Class I Shares 2, 3                 5.40%         8.03%        6.09%        7.15%     08/10/94
-----------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 6           0.11%         6.01%        4.82%        6.30%     09/11/96
-----------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 6          (0.60)%        5.83%        4.74%        6.13%     08/11/99
-----------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 6           3.40%         7.04%        5.11%        6.15%     01/27/00
-----------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 6           2.51%         6.67%        4.91%        6.03%     04/19/02
-----------------------------------------------------------------------------------------------


PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  RETURNS AND SHARE PRICES
WILL  FLUCTUATE AND ON  REDEMPTION,  SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN GNMA INDEX IS AN UNMANAGED INDEX THAT TRACK GNMA ISSUES AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   21

FIXED INCOME FUNDS
ARMADA INTERMEDIATE BOND FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Intermediate Bond Fund posted a total return of 4.94% (including sales charge) for Class B investors and 11.00% for Class I investors. In comparison, the Lehman U.S.
Government/Credit Index returned 11.87%.

FACTORS AFFECTING PERFORMANCE

During the first half of the fiscal year, corporate bonds were out of favor as the U.S. economy weakened and global tensions accelerated. The Fund benefited from the decision to reduce the portfolio's weighting of corporate bonds and concentrate in higher quality mortgage securities.

By the first quarter of 2003, however, we reversed course, boosting our holdings in corporate bonds to a weight that proved beneficial as corporate bonds staged their biggest rally in years. Meanwhile, the supply of corporate bonds remains robust, as issuers take advantage of falling intermediate-term and long-term rates. U.S. Treasury yields plunged to 45-year lows, while corporate bond yield spreads over Treasury securities narrowed to their lowest level in three years. (Source: Dow Jones, 5/21/03)

Typically, our allocation to mortgages is in the high single digits; by April 2003, we reduced that exposure to about 3%. Again, that proved to be a good decision as investors shifted their attention to corporate bonds. In terms of sectors, we focused on the lower end of investment-grade corporate bonds in such areas as the cable industry, which is benefiting from the booming demand for Internet access.

CURRENT STRATEGY AND OUTLOOK

Markets anticipate as well as reflect economic trends. The strength of the corporate bond market suggests that the economic outlook is more positive than many pundits might believe. As economic activity picks up, interest rates are likely to rise. As a result, the Fund's duration--sensitivity to interest rates--is shorter than the benchmark, which means the portfolio's value will decline less than average if rates rise.

Our view is that the yield curve is likely to flatten, meaning that short-term rates will likely rise more than long-term interest rates. Using a "barbell" approach, we are emphasizing very short maturity bonds to insulate the portfolio against rising rates--and long-term bonds--since we see long-term interest rates as relatively stable--To provide income.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

           Armada Intermediate   Armada Intermediate
               Bond Fund               Bond Fund       Lehman Intermediate U.S.
           (Class I Shares)      (Class B Shares)4, 7  Government/Credit Index*
12/20/89       $10,000                $10,000                 $10,000
5/90            10,097                 10,054                  10,197
5/91            11,325                 11,172                  11,413
5/92            12,744                 12,454                  12,736
5/93            14,178                 13,725                  14,060
5/94            14,175                 12,594                  14,243
5/95            15,529                 14,752                  15,618
5/96            16,117                 15,166                  16,336
5/97            17,186                 16,020                  17,541
5/98            18,576                 17,148                  19,092
5/99            19,316                 17,633                  20,004
5/00            19,605                 17,746                  20,503
5/01            21,597                 19,344                  23,081
5/02            23,119                 20,510                  24,845
5/03            25,662                 22,549                  27,794

    ARMADA INTERMEDIATE BOND FUND 5, 6
    Average Annual Total Returns, as of 5/31/03

------------------------------------------------------------------------------------------------------------
                                                                                                      DATE
                                                                                        SINCE          OF
                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS    INCEPTION    INCEPTION

Class I Shares 2, 3                 11.00%        9.39%        6.68%        6.11%        7.26%     12/20/89
------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 7            5.45%        7.37%        5.34%        5.29%        6.56%     04/15/91
------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 7            4.94%        7.16%        5.30%        5.09%        6.23%     01/06/98
------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 7            8.92%        8.38%        5.70%        5.13%        6.27%     05/30/00
------------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 7            7.79%        7.99%        5.45%        5.01%        6.17%     04/18/02
------------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF INTERMEDIATE TERM BONDS AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 THE PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS'
  APPLICABLE SALES CHARGES, FEES AND EXPENSES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A FEE WAIVER OF .15%. WITHOUT SUCH FEE WAIVER THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE INFORMATION OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH
  SHARE CLASS' INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES, AND FEE WAIVERS WHERE APPLICABLE FOR EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 THE VALUE OF DEBT SECURITIES MAY BE AFFECTED BY THE ABILITY OF ISSUERS TO MAKE
  PRINCIPAL AND INTEREST PAYMENTS.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.


22   MAY 31, 2003

                                                              FIXED INCOME FUNDS
                                      ARMADA LIMITED MATURITY BOND FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Limited Maturity Bond Fund posted a total return of -0.53% (including sales charge) for Class B investors and 5.58% for Class I investors. In comparison, the Merrill Lynch 1-3 Year U.S. Corporate/Government Index returned 6.22%.

FACTORS AFFECTING PERFORMANCE

The significant decline in interest rates over the 12-month period including a 0.50% reduction in the Federal Funds rate had a positive impact on bond prices and the Fund's performance. However, corporate bonds turned in a mixed performance during the fiscal period. Throughout much of 2002, corporates performed poorly as accounting scandals, the weak economic recovery, and a general flight to high quality assets spurred on by global tensions all weighed heavily on the sector. This trend made a sharp reversal in November 2002 as the credit cycle appeared to have bottomed and the historically wide yield differentials above safer U.S. Treasury securities attracted strong investor interest.

Although the Fund has been underweighted in corporate bonds relative to the benchmark, the performance of certain corporate bonds in the Fund adversely affected performance during the early part of the fiscal period as newspaper headlines detailed accounting irregularities or management's ethical lapses. Fortunately, the Fund's overweight to asset-backed securities (ABS) and mortgage-backed securities (MBS) with low credit risk partially offset the impact of lagging corporate performance. The Fund's structural overweight to ABS and MBS benefited performance as these securities offered reasonable yield spreads to U.S. Treasury and government agency bonds. Recent performance has been strong in the ABS and MBS sectors as investor appetite for high-quality, short-term assets has increased, particularly among banks facing weak loan demand but needing another place to earn income.

CURRENT STRATEGY AND OUTLOOK

Despite historically tight yield spreads versus U.S. Treasury securities, we continue to emphasize ABS and MBS because of our focus on conservative capital preservation while underweighting corporate notes to limit volatility. Given the current environment of historically low interest rates, we believe it is prudent to hold a portfolio consisting of short maturity assets that are less price sensitive to rising interest rates. We believe that the key is to maintain a highly diversified, high-credit quality portfolio while maximizing yield for our investors.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)
                             Dollars (in Thousands)

            Armada Limited       Armada Limited             Merrill Lynch
          Maturity Bond Fund    Maturity Bond Fund          1-3 Year U.S.
           (Class I Shares)   (Class B Shares)4, 7   Corporate/Governemnt Index*
7/7/94         $10,000              $10,000                     $10,000
5/95            10,577               10,486                      10,698
5/96            11,142               10,942                      11,268
5/97            11,812               11,491                      12,021
5/98            12,601               12,144                      12,867
5/99            13,248               12,647                      13,562
5/00            13,675               12,928                      14,118
5/01            14,798               13,853                      15,559
5/02            15,699               14,556                      16,555
5/03            16,575               15,207                      17,585

    ARMADA LIMITED MATURITY BOND FUND 5, 6
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------------------------------
                                                                                        DATE
                                                                           SINCE         OF
                                   1 YEAR       3 YEARS     5 YEARS      INCEPTION    INCEPTION

Class I Shares 2, 3                 5.58%         6.62%        5.64%        5.84%     07/07/94
-----------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 7           2.34%         5.35%        4.89%        5.39%     09/09/94
-----------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 7          (0.53)%        4.35%        4.27%        4.82%     08/11/99
-----------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 7          (3.47)%        5.57%        4.61%        4.83%     01/27/00
-----------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 7           2.45%         5.08%        4.20%        4.45%     02/05/02
-----------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX INCLUDING U.S. TREASURY AND AGENCY BONDS AND U.S. FIXED COUPON INVESTMENT GRADE CORPORATE BOND AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 THE PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS'
  APPLICABLE SALES CHARGES, FEES AND EXPENSES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A FEE WAIVER OF .10%. WITHOUT SUCH FEE WAIVER THE PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE INFORMATION OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH
  SHARE CLASS' INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES, AND FEE WAIVERS WHERE APPLICABLE FOR EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 THE VALUE OF DEBT SECURITIES MAY BE AFFECTED BY THE ABILITY OF ISSUERS TO MAKE
  PRINCIPAL AND INTEREST PAYMENTS.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 2.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   23

FIXED INCOME FUNDS
ARMADA SHORT DURATION BOND FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

Between its inception on December 2, 2002 through May 31, 2003, the Armada Short Duration Bond Fund posted a total return of -1.52% (including sales charge) for Class A investors and 1.67% for Class I investors. In comparison, the Merrill Lynch 1-Year Treasury Index returned 1.01% while the Merrill Lynch 1-3 Year U.S. Corporate/Government Index returned 2.81%.

FACTORS AFFECTING PERFORMANCE

Reflecting the weak U.S. economy and absence of inflation, interest rates declined during the six-month period, with the three-month U.S. Treasury bill yield falling from 1.23% on December 2, 2002 to 1.10% on May 31, 2003. Meanwhile, yields on short-term mortgages, asset-backed securities, high-grade corporates and other investments that we made during the period also generally fell significantly during the period. As a result, absolute returns were modest, although somewhat higher than money market funds.

The Fund's strategy of creating a "barbell" portfolio--in which we invest in a mixture of very short-term paper along with two-year securities to create an average one-year maturity--was effective in producing returns in excess of money market funds with little extra risk. The two-year securities produced significant price appreciation in the declining interest rate environment, offsetting the drop in yield on short-term bills and notes. Further enhancing performance was the Fund's investments in asset-backed and mortgage-backed securities, which offered extra yield and virtually no additional credit risk compared to U.S. Treasury securities. The Fund also owned high quality corporate bonds, which offered significantly more yield. Therefore, the Fund's stated objective of providing more returns than money market funds with little interest-rate risk or credit risk was accomplished.

CURRENT STRATEGY AND OUTLOOK

Our continuing strategy is to provide enhanced returns through investments in high quality corporate notes, asset-backed securities and mortgage-backed securities. Because of historically low interest rates, we may change our barbell strategy to one in which we concentrate more towards the one-year maturity area where there is less price risk than two-year securities in the event of rising interest rates. Although there is some price risk in the Fund, there should also continue to be an attractive yield pick-up versus money market funds.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

                                                                                                   Merrill Lynch
         Armada Short Duration   Armada Short Duration                                                1 Year
              Bond Fund                 Bond Fund                 Merrill Lynch 1-3 Year          U.S. Treasury
           (Class I Shares)       (Class A Shares)4, 7        U.S. Corporate/Government Index*        Index*
12/2/02        $10,000                   $10,000                          $10,000                     $10,000
5/03            10,167                    10,156                           10,210                      10,280

    ARMADA SHORT DURATION BOND FUND 5, 6
    Average Annual Total Returns, as of 5/31/03 8

--------------------------------------------------------------------------------
                                                                     DATE
                                                  SINCE               OF
                                                INCEPTION          INCEPTION

Class I Shares 2, 3,                              1.67%            12/02/02
--------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 7                        (1.52)%            1/06/03
--------------------------------------------------------------------------------
Class B Shares 7                                   **                  **
--------------------------------------------------------------------------------
Class C Shares 7                                   **                  **
--------------------------------------------------------------------------------
Class H Shares 7                                   **                  **
--------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

* THE MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX INCLUDING U.S. TREASURY AND AGENCY BONDS AND U.S. FIXED COUPON INVESTMENT GRADE CORPORATE BOND AND NOT AVAILABLE FOR DIRECT INVESTMENT. THE MERRILL LYNCH 1 YEAR U.S. TREASURY INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX INCLUDING U.S. TREASURIES AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

**AS OF 5/31/03 CLASSES B, C AND H SHARES WERE NOT OPERATIONAL.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS A SHARES ONLY.

2 THE PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS'
  APPLICABLE SALES CHARGES, FEES AND EXPENSES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND REFLECTS A VOLUNTARY FEE WAIVER OF .20%. WITHOUT SUCH FEE WAIVER PERFORMANCE WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE INFORMATION OF CLASS A SHARES PRIOR TO ITS INCEPTION DATE IS
  THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, OPERATING EXPENSES, FEES, AND FEE WAIVERS FOR CLASS A SHARES.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 THE VALUE OF DEBT SECURITIES MAY BE AFFECTED BY THE ABILITY OF ISSUERS TO MAKE
  PRINCIPAL AND INTEREST PAYMENTS.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 2.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

8 RETURNS ARE CUMULATIVE.

24   MAY 31, 2003

                                                              FIXED INCOME FUNDS
                                     ARMADA TOTAL RETURN ADVANTAGE FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Total Return Advantage Fund posted a total return of 7.97% (including sales charge) for Class B investors and 14.18% for Class I investors. In comparison, the Lehman U.S. Government/Credit Index returned 14.57%.

FACTORS AFFECTING PERFORMANCE

The primary reason for the Fund's strong performance was its slightly longer duration--or greater sensitivity to interest rates--which produced good results in a declininG interest rate environment. In addition, the Fund was slightly overweight to its Index with a very diversified portfolio of corporate bonds that came on strong as the period ended.

Through late 2002, investors sought the highest quality bonds available amid corporate accounting scandals, a sluggish economy and the threat of war. As 2002 drew to a close, the credit cycle appeared to have bottomed and the historically wide yield differentials above safer U.S. Treasury securities began to attract strong investor interest. After that point, and especially after the escalation of the war in Iraq, corporate bonds including investment grade and high yield rallied sharply.

The Fund also benefited from the ability to increase its allocation to BB- and B-rated high-yield corporate debt, the upper end in terms of credit quality for high-yield bonds. Among the strongest corporate bonds were those issued by cable companies, which are benefiting from booming demand for Internet access. The cable companies have already spent the money on cable infrastructure to bring television to the consumer. Adding Internet access generates additional revenue with very little incremental cost. In addition, the automobile sector was attractive, primarily because an improving economy not only boosts car sales but it improves the health of the automakers' pension plans.

CURRENT STRATEGY AND OUTLOOK

Given our moderately bullish outlook for the U.S. economy, we believe that the corporate bond market will likely outperform other asset classes such as mortgage-backed securities and U.S. Treasury bonds. As a result, we are gradually increasing our allocation to investment-grade as well as high-yield corporate debt. As the economy improves, we believe that corporate profits will improve, strengthening the value of corporate debt. Although the lowest rated securities generally perform best when the market is rallying, they perform the worst in the opposite scenario. Therefore, we will continue to focus on the higher rated bonds to minimize volatility.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

          Armada Total Return   Armada Total Return         Lehman
            Advantage Fund         Advantage Fund       U.S. Government/
           (Class I Shares)     (Class B Shares)4, 7     Credit Index*
7/7/94        $10,000                $10,000               $10,000
5/95           11,113                 11,015                11,187
5/96           11,579                 11,370                11,645
5/97           12,564                 12,222                12,565
5/98           13,864                 13,360                14,008
5/99           14,355                 13,703                14,577
5/00           14,610                 13,884                14,852
5/01           16,369                 15,437                16,764
5/02           17,639                 16,492                18,078
5/03           20,138                 18,631                20,714

    ARMADA TOTAL RETURN ADVANTAGE FUND 5, 6
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------------------------------
                                                                                        DATE
                                                                            SINCE         OF
                                    1 YEAR       3 YEARS       5 YEARS    INCEPTION   INCEPTION

Class I Shares 2, 3                 14.18%        11.30%        7.76%        8.18%     07/07/94
-----------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 7            8.39%         9.32%        6.45%        7.26%     09/06/94
-----------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 7            7.97%         9.19%        6.57%        7.24%     09/29/99
-----------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 7           12.09%        10.25%        6.74%        7.17%     10/03/00
-----------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 7           10.92%         9.83%        6.52%        7.04%     12/30/02
-----------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL  FLUCTUATE AND ON  REDEMPTION,  SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN U.S. GOVERNMENT/CREDIT INDEX IS A WIDELY RECOGNIZED INDEX OF GOVERNMENT AND CORPORATE DEBT SECURITIES AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A VOLUNTARY FEE WAIVER OF .15%. WITHOUT SUCH FEE WAIVER PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES, FEES, AND FEE WAIVERS, WHERE APPLICABLE OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 HIGH YIELDING, NON-INVESTMENT GRADE BONDS PRESENT A GREATER RISK OF LOSS TO
  PRINCIPAL AND INTEREST THAN INVESTMENT GRADE SECURITIES.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   25

FIXED INCOME FUNDS
ARMADA U.S. GOVERNMENT INCOME FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada U.S. Government Income Fund posted a total return of 0.14% (including sales charge) for Class B investors and 6.15% for Class I investors. In comparison, the Lehman Mortgage-Backed Securities Index returned 6.42%.

FACTORS AFFECTING PERFORMANCE

The majority of the Fund's portfolio invested in mortgage-backed securities issued by the Federal National Mortgage Association (Fannie Mae), a corporation that owns or guarantees nearly $2 trillion in mortgage assets. The balance includes Ginnie Mae's (Government National Mortgage Association) and mortgage-backed securities issued by Freddie Mac. Like the other two agencies, Fannie Mae issues mortgage-backed securities to investors and uses the funds to buy mortgages from banks and other lenders. Unlike Ginnie Mae bonds, Freddie Mac and Fannie Mae securities are not government guaranteed; as a result, Freddie Mac and Fannie Mae securities generally yield slightly more than Ginnie Maes. Fannie Mae mortgage-backed securities as well as most other mortgage-backed securities can be refinanced at the option of the homeowner without paying a call premium.

Mortgage-backed securities continued to offer a significant yield advantage over comparably maturing U.S. Treasury bonds. Like other government bonds, mortgage-backed securities decline in value when interest rates rise. However, because of the refinancing option, mortgage-backed securities do not benefit as much as other government bonds when interest rates decline. During the past year, the declining interest-rate environment and record refinancing activity put downward pressure on mortgages. In addition, by the second half of the period, when the corporate credit cycle began improving, investors shifted away from mortgage-backed securities or bonds and towards corporate bonds. This shifting demand hurt the values of mortgage-backed securities as corporate bonds became more attractive.

CURRENT STRATEGY AND OUTLOOK

We believe that short-term interest rates will likely trend upward in 2003, therefore, our current strategy is to keep the portfolio's duration--sensitivity to interest rates--about 5% shorter than the benchmark. In doing so, the fund is less likely to decline in value as rates rise. Our strategy is to "barbell" the portfolio, emphasizing shorter and longer maturities securities that would produce good returns in the event that short-term rates rose while long-term rates remained flat.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

          Armada U.S. Government  Armada U.S. Government
              Income Fund            Income Fund         Lehman Mortgage-Backed
           (Class I Shares)       (Class B Shares)4, 7       Securities Index*
11/12/92       $10,000                $10,000                   $10,000
5/93            10,435                 10,381                    10,576
5/94            10,641                 10,476                    10,567
5/95            11,513                 11,228                    11,760
5/96            12,190                 11,177                    12,350
5/97            13,040                 12,486                    13,501
5/98            14,194                 13,447                    14,807
5/99            14,865                 13,953                    15,529
5/00            15,201                 14,106                    15,913
5/01            17,017                 15,643                    18,048
5/02            18,363                 16,727                    19,550
5/03            19,497                 17,587                    20,804

    ARMADA U.S. GOVERNMENT INCOME FUND 5, 6
    Average Annual Total Returns, as of 5/31/03

-----------------------------------------------------------------------------------------------------------
                                                                                                    DATE
                                                                                       SINCE         OF
                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS    INCEPTION    INCEPTION

Class I Shares 2, 3                 6.15%        8.65%        6.55%        6.45%        6.53%     11/12/92
-----------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 7              0.87%        6.62%        5.25%        5.70%        5.82%     11/12/92
-----------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 7           0.14%        6.47%        5.19%        5.41%        5.50%     02/04/94
-----------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 7           4.15%        7.75%        5.62%        5.49%        5.57%     06/21/00
-----------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 7           3.17%        7.31%        5.27%        5.36%        5.45%     02/05/02
-----------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A WIDELY RECOGNIZED, MARKET VALUE WEIGHTED INDEX OF MORTGAGE-BACKED SECURITIES ISSUED BY GNMA, FHLMC, AND FANNIE MAE, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 PERFORMANCE INFORMATION BEFORE JUNE 10, 2000 REPRESENTS PERFORMANCE OF THE
  PARKSTONE U.S. GOVERNMENT INCOME FUND THAT WAS REORGANIZED INTO THE ARMADA U.S. GOVERNMENT INCOME FUND ON THAT DATE.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

26   MAY 31, 2003

TAX FREE BOND FUNDS
ARMADA MICHIGAN MUNICIPAL BOND FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Michigan Municipal Bond Fund posted a total return of 2.57% (including sales charge) for Class B investors and 8.51% for Class I investors. In comparison, the Lehman 7 Year Municipal Bond Index returned 10.66%.

FACTORS AFFECTING PERFORMANCE

For most of the period, stock markets were volatile amid a weak economy and global uncertainties, causing many investors to seek the relative safety of municipal bonds. Demand remained heavy throughout the year, pushing yields down to their lowest levels in over 40 years. At the same time, municipal governments, including Michigan, grappled with record budget deficits. The Fund maintained its high credit quality, concentrating on general obligation bonds as well as essential service revenue bonds, such as water and sewer authorities, which are less susceptible to weakening economic conditions. More than 90% of the Fund's portfolio securities are rated AA or better, while 79% of the Fund's portfolio securities are rated AAA. We avoided airport revenue and tobacco asset settlement bonds while minimizing our holdings in the hospital industry, which continues to struggle with low Medicare and Medicaid reimbursements.

The Fund's primary investment objective is to preserve the highest level of tax-exempt income for our shareholders while controlling price volatility. To accomplish this, we have focused on high-quality municipal bonds with higher coupons than those in the benchmark index. Although absolute yield levels were low, municipal bonds were attractive relative to Treasury securities. A high quality, intermediate municipal bond yielded favorably as compared to U.S. Treasury bond yields during the fiscal year, making them especially appealing on an after-tax basis.

CURRENT STRATEGY AND OUTLOOK

Because we believe that it is likely that interest rates will rise as the economy improves, the portfolio will maintain a shorter-than-average duration that is less sensitive to changes in interest rates than its benchmark index, the Lehman 7 Year Municipal Bond Index. In addition, because credit quality concerns will likely dominate the municipal sector over the next few quarters, we intend to maintain portfolio securities with a higher than average credit quality. New purchases will focus on premium bonds that are less volatile in a rising interest rate environment.

Prior to the end of the fiscal period, President Bush signed a tax cut package which, among other things, reduced the taxation of dividends and lowered the top tax rates on wages. While the overall package may be slightly negative for municipals, we do not believe that the tax changes will significantly hurt the municipal bond sector. Investors purchase municipal bonds not only for tax-free income, but also for the relative stability they offer in times of economic distress. Accordingly, we believe it is unlikely investors will view dividend-paying stocks as a direct substitute for existing municipal bond holdings.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

           Armada Michigan Municipal    Armada Michigan Municipal
                  Bond Fund                      Bond Fund         Lehman 7 Year Municipal
               (Class I Shares)           (Class B Shares)4, 10         Bond Index*
7/2/90              $10,000                       $10,000                 $10,000
5/91                 10,714                        10,621                  10,909
5/92                 11,531                        11,324                  11,890
5/93                 12,624                        12,280                  13,186
5/94                 12,992                        12,519                  13,570
5/95                 13,975                        13,347                  14,674
5/96                 14,472                        13,691                  15,353
5/97                 15,367                        14,393                  16,403
5/98                 16,457                        15,261                  17,725
5/99                 17,041                        15,645                  18,562
5/00                 16,970                        15,424                  18,607
5/01                 18,727                        16,859                  20,667
5/02                 19,765                        17,608                  21,994
5/03                 21,445                        18,941                  24,338

    ARMADA MICHIGAN MUNICIPAL BOND FUND 5, 6, 7, 8, 9
    Average Annual Total Returns, as of 5/31/03

------------------------------------------------------------------------------------------------------------
                                                                                                     DATE
                                                                                        SINCE         OF
                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS    INCEPTION    INCEPTION

Class I Shares 2, 3                  8.51%        8.12%        5.44%        5.44%        6.09%     07/02/90
------------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 10              3.09%        6.14%        4.19%        4.70%        5.50%     07/02/90
------------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 10           2.57%        5.91%        4.08%        4.43%        5.07%     02/04/94
------------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 10           6.57%        7.08%        4.44%        4.45%        5.08%     08/06/01
------------------------------------------------------------------------------------------------------------
Class H Shares 10                     **           **           **           **           **           **
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX IS A BROAD BASED TOTAL RETURN INDEX OF INVESTMENT GRADE, FIXED RATE BONDS WITH MATURITIES OF 7-8 YEARS, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

** SHARE CLASS COMMENCED OPERATIONS ON 5/31/03.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A AND CLASS C SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A VOLUNTARY FEE WAIVER OF .15%. WITHOUT SUCH FEE WAIVER PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B AND C SHARES PRIOR TO EACH SHARE CLASS' INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES, FEES, AND FEE WAIVERS, WHERE APPLICABLE OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 FOR SOME INVESTORS, INCOME MAY BE SUBJECT TO STATE AND OR LOCAL TAXES, AND CERTAIN INVESTORS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
   (AMT). CAPITAL GAINS ARE SUBJECT TO FEDERAL, STATE, AND LOCAL TAXES.

7 PERFORMANCE INFORMATION PRIOR TO JUNE 10, 2000 INCLUDES THE PERFORMANCE OF THE PARKSTONE MICHIGAN MUNICIPAL BOND FUND, WHICH WAS REORGANIZED INTO THE ARMADA MICHIGAN MUNICIPAL BOND FUND ON THAT DATE.

8 THE FUND'S FOCUS ON INVESTMENTS IN SECURITIES OF ISSUERS LOCATED IN A SINGLE STATE MAKES THE FUND SUSCEPTIBLE TO ECONOMIC, POLITICAL, AND REGULATORY EVENTS THAT AFFECT THAT STATE.

9 THIS FUND IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF RELATIVELY FEW ISSUERS. AS A RESULT, THE FUND MAY BE MORE SUSCEPTIBLE THAN A DIVERSIFIED FUND TO A SINGLE ADVERSE ECONOMIC OR POLITICAL AND REGULATORY OCCURRENCE AFFECTING ONE OR MORE ISSUERS.

10 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
   SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   27

TAX FREE BOND FUNDS
ARMADA NATIONAL TAX EXEMPT BOND FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada National Tax Exempt Bond Fund posted a total return of 2.43% (including sales charge) for Class B investors and 8.45% for Class I investors. In comparison, the Lehman 7 Year Municipal Bond Index returned 10.66%.

FACTORS AFFECTING PERFORMANCE

The significant decline in interest rates over the 12-month period had a positive impact on municipal bond prices and the fund's total return. Although absolute yield levels were low, municipal bonds were attractive relative to Treasury securities. A high quality, intermediate municipal bond yielded around 95% of comparable U.S. Treasury bond yields during the fiscal year, making them especially appealing on an after-tax basis. At the same time, state and municipal governments grappled with record budget deficits. Over 20 states are struggling with billion dollar budget deficits which, in most cases, must be balanced by the end of their fiscal year. The national credit rating agencies have placed many states on "negative credit watch," which means that their credit rating could be downgraded if conditions continue to deteriorate.

CURRENT STRATEGY AND OUTLOOK

Even if the general economy begins to improve in 2003, it is likely that state and local governments will experience difficulties for the next several quarters. In general, credit quality of these entities lags the general economy because income tax receipts are not collected until some months after a fiscal period. Given the difficult credit environment, our strategy is to focus on high quality bonds which although not guaranteed are general obligations backed by the full faith and credit of the municipality. Meanwhile, we are avoiding distressed sectors such as airport revenue and tobacco asset settlement bonds, and focusing instead on essential-service revenue bonds.

Prior to the end of the fiscal period, President Bush signed a tax cut package which, among other things, reduced the taxation of dividends and lowered the top tax rates on wages. While the overall package may be slightly negative for municipals, we do not believe that the tax changes will hurt the municipal bond sector. Investors purchase municipal bonds not only for tax-free income, but also for the relative stability they offer in times of economic distress; it is unlikely investors will view dividend-paying stocks as a direct substitute for existing municipal bond holdings.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

       Armada National Tax    Armada National Tax
        Exempt Bond Fund        Exempt Bond Fund        Lehman 7 Year Municipal
        (Class I Shares)      (Class B Shares)4, 7           Bond Index*
5/31/93      $10,000                $10,000                    $10,000
5/94          10,094                  9,999                     10,330
5/95          10,918                 10,713                     11,171
5/96          10,868                 10,563                     11,688
5/97          11,453                 11,027                     12,487
5/98          12,333                 11,764                     13,494
5/99          12,835                 12,152                     14,131
5/00          12,804                 12,025                     14,165
5/01          14,094                 13,118                     15,733
5/02          14,921                 13,763                     16,743
5/03          16,182                 14,785                     18,528

    ARMADA NATIONAL TAX EXEMPT BOND FUND 5, 6, 7, 8
    Average Annual Total Returns, as of 5/31/03

----------------------------------------------------------------------------------------------------------
                                                                                                    DATE
                                                                                       SINCE         OF
                                    1 YEAR     3 YEARS       5 YEARS     10 YEARS    INCEPTION   INCEPTION

Class I Shares 2, 3                 8.45%        8.12%        5.58%        4.93%        6.82%     04/09/98
----------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 7           2.93%        6.12%        4.45%        4.83%        6.71%     06/22/98
----------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 7           2.43%        5.96%        4.34%        3.99%        5.84%     01/28/99
----------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 7           6.33%        6.82%        4.30%        3.80%        5.74%     02/24/00
----------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 7           5.40%        6.57%        4.18%        3.70%        5.55%     12/16/02
----------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX IS A BROAD BASED TOTAL RETURN INDEX OF INVESTMENT GRADE, FIXED RATE BONDS WITH MATURITIES OF 7-8 YEARS, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A VOLUNTARY FEE WAIVER OF .15%. WITHOUT SUCH FEE WAIVER PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES, FEES, AND FEE WAIVERS, WHERE APPLICABLE OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 FOR SOME INVESTORS, INCOME MAY BE SUBJECT TO STATE AND OR LOCAL TAXES, AND
  CERTAIN INVESTORS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). CAPITAL GAINS ARE SUBJECT TO FEDERAL, STATE, AND LOCAL TAXES.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

8 THE PERFORMANCE HISTORY OF EACH CLASS INCLUDES PERFORMANCE OF A PREDECESSOR
  COMMON TRUST FUND WHICH COMMENCED OPERATION ON JULY 31, 1984. WHERE PERFORMANCE OF AN OLDER SHARE CLASS IS USED TO CALCULATE HISTORICAL PERFORMANCE OF A NEWER SHARE CLASS, THE PERFORMANCE OF THE OLDER CLASS HAS BEEN ADJUSTED TO REFLECT THE HIGHER OPERATING EXPENSES OF THE NEWER CLASS.

28   MAY 31, 2003

                                                             TAX FREE BOND FUNDS
                                       ARMADA OHIO TAX EXEMPT BOND FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Ohio Tax-Exempt Bond Fund posted a total return of 2.48% (including sales charge) for Class B investors and 8.56% for Class I investors. In comparison, the Lehman 7-Year Municipal Bond Index returned 10.66%.

FACTORS AFFECTING PERFORMANCE

For most of the period, stock markets were volatile amid a weak economy and global uncertainties, causing many investors to seek the relative safety of municipal bonds. Demand remained heavy throughout the year, pushing yields down to their lowest levels in more than 40 years. At the same time, municipal governments, including Ohio, grappled with record budget deficits. The Fund maintained its high credit quality, concentrating on general obligation bonds as well as essential service revenue bonds, such as water and sewer authorities, which are less susceptible to weakening economic conditions. We avoided volatile sectors such as airport revenue and tobacco asset settlement bonds. In doing so, we were able to produce a total return while making additional tax-free income for our investors.

Although absolute yield levels were low, municipal bonds were attractive relative to Treasury securities. A high quality, intermediate municipal bond yielded approximately 95% as compared to U.S. Treasury bond yields during the fiscal year, making them especially appealing on an after-tax basis. This attracted many non-traditional buyers, such as arbitrage accounts and hedge funds, who also liked the low default rate on municipal bonds.

CURRENT STRATEGY AND OUTLOOK

We believe that it is likely that interest rates will rise as the economy improves. As a result, the portfolio will maintain a shorter-than-average duration that is less sensitive to changes in interest rates relative to the Fund's benchmark. In addition, we feel credit quality concerns amongst investors will likely dominate the municipal sector over the next few quarters. Due to these concerns, Fund management will continue to closely examine credit quality. New purchases will focus on premium bonds that are less volatile in a rising interest rate environment.

Prior to the end of the fiscal period, President Bush signed a tax cut package which, among other things, reduced the taxation of dividends and lowered the top tax rates on wages. While the overall package may be slightly negative for municipals, we do not believe that the tax changes will significantly hurt the municipal bond sector. Investors purchase municipal bonds not only for tax-free income, but also for the relative stability they offer in times of economic distress. Accordingly, we believe it is unlikely that investors will view dividend-paying stocks as a direct substitute for existing municipal bond holdings.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

          Armada Ohio Tax Exempt       Armada Ohio Tax Exempt
               Bond Fund                     Bond Fund         Lehman 7 Year Municipal
           (Class I Shares)             (Class B Shares)4, 9          Bond Index*
1/5/90        $10,000                        $10,000                  $10,000
5/90           10,054                         10,016                   10,188
5/91           10,795                         10,652                   11,208
5/92           11,462                         11,205                   12,216
5/93           12,604                         12,205                   13,496
5/94           12,892                         13,366                   13,942
5/95           13,744                         13,059                   15,076
5/96           14,343                         13,500                   15,774
5/97           15,257                         14,225                   16,852
5/98           16,391                         15,138                   18,211
5/99           17,037                         15,587                   19,071
5/00           16,968                         15,377                   19,117
5/01           18,665                         16,756                   21,233
5/02           19,750                         17,552                   22,597
5/03           21,441                         18,864                   25,005

    ARMADA OHIO TAX EXEMPT BOND FUND 5, 6, 7, 8
    Average Annual Total Returns, as of 5/31/03

----------------------------------------------------------------------------------------------------------
                                                                                                   DATE
                                                                                       SINCE        OF
                                   1 YEAR       3 YEARS      5 YEARS     10 YEARS    INCEPTION   INCEPTION

Class I Shares 2, 3                 8.56%        8.11%        5.52%        5.46%        5.86%     01/05/90
----------------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 9           4.93%        6.81%        4.73%        5.06%        5.54%     04/15/91
----------------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 9           2.48%        5.87%        4.16%        4.45%        4.85%     12/04/01
----------------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 9           6.46%        7.04%        4.47%        4.45%        4.85%     06/23/00
----------------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 9           5.43%        6.54%        4.10%        4.11%        4.52%     04/01/02
----------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX IS A BROAD BASED TOTAL RETURN INDEX OF INVESTMENT GRADE, FIXED RATE BONDS WITH MATURITIES OF 7-8 YEARS, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS A VOLUNTARY FEE WAIVER OF .15%. WITHOUT SUCH FEE WAIVER PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS'
  INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES, FEES, AND FEE WAIVERS, WHERE APPLICABLE OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 FOR SOME INVESTORS, INCOME MAY BE SUBJECT TO STATE AND OR LOCAL TAXES, AND
  CERTAIN INVESTORS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). CAPITAL GAINS ARE SUBJECT TO FEDERAL, STATE, AND LOCAL TAXES.

7 THE FUND'S FOCUS ON INVESTMENTS IN SECURITIES OF ISSUERS LOCATED IN A SINGLE
  STATE MAKES THE FUND SUSCEPTIBLE TO ECONOMIC, POLITICAL, AND REGULATORY EVENTS THAT AFFECT THAT STATE.

8 THIS FUND IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF
  RELATIVELY FEW ISSUERS. AS A RESULT, THE FUND MAY BE MORE SUSCEPTIBLE THAN A DIVERSIFIED FUND TO A SINGLE ADVERSE ECONOMIC OR POLITICAL AND REGULATORY OCCURRENCE AFFECTING ONE OR MORE ISSUERS.

9 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 3.00%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                               MAY 31, 2003   29

TAX FREE BOND FUNDS
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND OVERVIEW

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada Pennsylvania Municipal Bond Fund posted a total return of 6.73% (including sales charge) for Class C investors and 8.76% for Class I investors. In comparison, the Lehman 7 Year Municipal Bond Index returned 10.66%.

FACTORS AFFECTING PERFORMANCE

The Fund's primary objective is to maximize after-tax income with careful consideration to the preservation of principal. This is a very challenging goal in a period in which bond yields declined to levels not seen since the 1950s. We have accomplished this mission by focusing on higher coupon bonds while maintaining a high degree of credit quality. Almost all of the Fund's portfolio securities are rated AA or higher, with a concentration on general obligation bonds and essential service revenue bonds, such as water and sewer authorities, that are less susceptible to weakening economic conditions. We avoided airline revenue and tobacco asset settlement bonds while minimizing our holdings in the hospital industry, which continues to struggle with low Medicare and Medicaid reimbursement as well as overcapacity.

Although absolute yield levels were low, municipal bonds were attractive relative to Treasury securities. A high quality, intermediate municipal bond yielded more favorably compared to U.S. Treasury bond yields during the fiscal year, making them especially appealing on an after-tax basis. This attracted many non-traditional buyers, such as arbitrage accounts and hedge funds, who also liked the lower default rate on municipal bonds.

CURRENT STRATEGY AND OUTLOOK

We believe that it is likely that interest rates will rise as the economy improves. As such, the portfolio will have a shorter-than-average duration that is less sensitive to changes in interest rates than the benchmark index. New purchases will focus on premium bonds that provide additional stability in a rising interest rate environment.

Prior to the end of the fiscal period, President Bush signed a tax cut package which, among other things, reduced the taxation of dividends and lowered the top tax rates on wages. While the overall package may be slightly negative for municipals, we do not believe that the tax changes will significantly hurt the municipal bond sector. Investors purchase municipal bonds not only for tax-free income, but also for the relative stability they offer in times of economic distress. Accordingly, we believe it is unlikely that investors will view dividend-paying stocks as a direct substitute for existing municipal bond holdings.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                             Dollars (in Thousands)

                Armada Pennsylvania           Armada Pennsylvania
                Municipal Bond Fund           Municipal Bond Fund      Lehman 7 Year
                  (Class I Shares)           (Class C Shares)4, 9     Municipal Index*
8/10/94               $10,000                      $10,000               $10,000
5/95                   10,518                       10,439                10,685
5/96                   10,858                       10,674                11,181
5/97                   11,532                       11,230                11,946
5/98                   12,334                       11,897                12,910
5/99                   12,853                       12,281                13,521
5/00                   12,845                       12,079                13,555
5/01                   14,084                       12,704                15,057
5/02                   14,868                       13,270                16,023
5/03                   16,171                       14,296                17,732

    ARMADA PENNSYLVANIA MUNICIPAL BOND FUND 5, 6, 7, 8
    Average Annual Total Returns, as of 5/31/03

------------------------------------------------------------------------------------------------
                                                                                         DATE
                                                                             SINCE        OF
                                       1 YEAR      3 YEARS      5 YEARS    INCEPTION   INCEPTION

Class I Shares 2, 3, 9                 8.76%        7.98%        5.57%        5.61%     08/10/94
------------------------------------------------------------------------------------------------
Class A Shares 2, 3, 4, 9              5.27%        6.67%        4.81%        5.13%     09/11/96
------------------------------------------------------------------------------------------------
Class B Shares 2, 3, 4, 9               **           **           **           **           **
------------------------------------------------------------------------------------------------
Class C Shares 2, 3, 4, 9              6.73%        5.78%        3.74%        4.14%     02/24/00
------------------------------------------------------------------------------------------------
Class H Shares 2, 3, 4, 9 **            **           **           **           **
------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES
WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COSTS.

* THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX IS A BROAD BASED TOTAL RETURN INDEX OF INVESTMENT GRADE, FIXED RATE BONDS WITH MATURITIES OF 7-8 YEARS, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

**CLASSES B AND H SHARES WERE NOT OPERATIONAL AS OF 5/31/03.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS
  DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS A SHARES ONLY. THE PERFORMANCE OF CLASS A SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE
  SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND REFLECTS VOLUNTARY FEE WAIVERS, OF .15%. WITHOUT SUCH FEE WAIVER PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES
  THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A AND C SHARES PRIOR TO EACH SHARE CLASS' INCEPTION
  DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES, FEES, AND FEE WAIVERS, WHERE APPLICABLE OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE
  POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 FOR SOME INVESTORS, INCOME MAY BE SUBJECT TO STATE AND OR LOCAL TAXES, AND
  CERTAIN INVESTORS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). CAPITAL GAINS ARE SUBJECT TO FEDERAL, STATE, AND LOCAL TAXES.

7 THE FUND'S FOCUS ON INVESTMENTS IN SECURITIES OF ISSUERS LOCATED IN A SINGLE
  STATE MAKES THE FUND SUSCEPTIBLE TO ECONOMIC, POLITICAL, AND REGULATORY EVENTS THAT AFFECT THAT STATE.

8 THIS FUND IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF
  RELATIVELY FEW ISSUERS. AS A RESULT, THE FUND MAY BE MORE SUSCEPTIBLE THAN A DIVERSIFIED FUND TO A SINGLE ADVERSE ECONOMIC OR POLITICAL AND REGULATORY OCCURRENCE AFFECTING ONE OR MORE ISSUERS.

9 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 3.00%. WITH RESPECT TO CLASS B
  SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT-END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

30   MAY 31, 2003

                                                          NOTICE TO SHAREHOLDERS
                                                                    ARMADA FUNDS

The information set forth below is for each fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2004. Dividends paid may be subject to the new maximum rate of 15%. Complete information will be provided with the year-end 1099-DIVs. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended May 31, 2003, each Fund designated long term capital gains and tax exempt income with regard to distributions paid during the year as follows:

                                                   (A)            (B)           (C)          (D)          (E)             (F)
                                                LONG TERM      ORDINARY
                                              CAPITAL GAINS     INCOME      TAX EXEMPT    RETURN OF      TOTAL
                                               DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS   CAPITAL    DISTRIBUTION    QUALIFYING
FUND                                           (TAX BASIS)    (TAX BASIS)   (TAX BASIS)  (TAX BASIS)   (TAX BASIS)    DIVIDENDS(1)
----                                          -------------- ------------- ------------- -----------  ------------    ------------
Core Equity Fund                                   0.00%        100.00%         0.00%        0.00%        100.00%       100.00%
Equity Growth Fund                                 0.00%        100.00%         0.00%        0.00%        100.00%       100.00%
Equity Index Fund                                  0.00%        100.00%         0.00%        0.00%        100.00%       100.00%
International Equity Fund                          0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Large Cap Ultra Fund                               0.00%          0.00%         0.00%        0.00%          0.00%         0.00%
Large Cap Value Fund                              11.98%         88.02%         0.00%        0.00%        100.00%       100.00%
Mid Cap Growth Fund                                0.00%          0.00%         0.00%        0.00%          0.00%         0.00%
Small Cap Growth Fund                              0.00%          0.00%         0.00%        0.00%          0.00%         0.00%
Small Cap Value Fund                              23.92%         74.92%         0.00%        1.16%        100.00%        37.82%
Small/Mid Cap Value Fund                           0.00%        100.00%         0.00%        0.00%        100.00%       100.00%
Tax Managed Equity Fund                           58.21%         41.79%         0.00%        0.00%        100.00%       100.00%
Aggressive Allocation Fund                         0.00%          0.00%         0.00%      100.00%        100.00%         0.00%
Balanced Allocation Fund                           0.00%        100.00%         0.00%        0.00%        100.00%        46.05%
Conservative Allocation Fund                       0.00%         84.25%         0.00%       15.75%        100.00%        38.37%
Bond Fund                                          0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
GNMA Fund                                          0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Intermediate Bond Fund                             0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Limited Maturity Bond Fund                         0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Short Duration Bond Fund                           0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Total Return Advantage Fund                       13.10%         86.90%         0.00%        0.00%        100.00%         0.00%
U.S. Government Income Fund                        0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Michigan Municipal Bond Fund                       3.87%          1.10%        95.03%        0.00%        100.00%         0.00%
National Tax Exempt Bond Fund                      0.00%          0.47%        99.53%        0.00%        100.00%         0.00%
Ohio Tax Exempt Bond Fund                          0.00%          0.00%       100.00%        0.00%        100.00%         0.00%
Pennsylvania Municipal Bond Fund                   0.00%          0.00%       100.00%        0.00%        100.00%         0.00%


Foreign taxes accrued during the fiscal year ended May 31, 2003 amounted to $563,114 for the International Equity Fund and are expected to be passed through to shareholders as foreign tax credits on Form 1099-Dividend for the year ended December 31, 2003. In addition for the year ended May 31, 2003, gross income derived from sources within foreign countries amounted to $8,198,754 for the International Equity Fund.

ITEMS (A), (B), (C), (D) AND (E) ARE BASED ON A PERCENTAGE OF THE FUND'S TOTAL DISTRIBUTION.

ITEM (F) IS BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE FUND.

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

                                                               MAY 31, 2003   31

TRUSTEES AND OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL                           NUMBER OF
                                                                               OCCUPATION(S)                    PORTFOLIOS IN THE
                                POSITION(S)         LENGTH                 DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)               HELD WITH THE        OF TIME               OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                TRUST           SERVED(2)               HELD BY BOARD MEMBER                   BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert D. Neary               Chairman of the       Since          Retired Co-Chairman of Ernst & Young, April        37
69                               Board and        February         1984 to September 1993; Director, Strategic
                                  Trustee           1996           Distribution, Inc., since January 1999;
                                                                   Director, Commercial Metals Company since
                                                                   March 2001.
------------------------------------------------------------------------------------------------------------------------------------
John F. Durkott                  Trustee            Since          President and Chief Executive Officer,             37
58                                                November         Kittle's Home Furnishings Center, Inc., since
                                                    1993           January 1982; partner, Kittle's Bloomington
                                                                   Properties LLC, since January 1981; partner,
                                                                   KK&D LLC, since January 1989; partner, KK&D
                                                                   II LLC, since February 1998, (affiliated real
                                                                   estate companies of Kittle's Home Furnishings
                                                                   Center, Inc.).
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Farling                Trustee            Since          Retired Chairman, President and Chief              37
66                                                November         Executive Officer, Centerior Energy (electric
                                                     1997          utility), March 1992 to October 1997.
------------------------------------------------------------------------------------------------------------------------------------
Richard W. Furst                 Trustee            Since          Garvice D. Kincaid Professor of Finance and        37
64                                                June 1990        Dean, Gatton College of Business and
                                                    1990           Economics, University of Kentucky, since
                                                                   1981.
------------------------------------------------------------------------------------------------------------------------------------
Gerald L. Gherlein               Trustee            Since          Retired Executive Vice-President and General       37
65                                                July 1997        Counsel, Eaton Corporation (global
                                                                   manufacturing), 1991 to March 2000.
------------------------------------------------------------------------------------------------------------------------------------
Kathleen A. Obert                Trustee            Since          Chairman and CEO, Edward Howard & Co. (public      37
44                                                 August          relations agency), since 2001; CEO, Edward
                                                    2002           Howard & Co., 2000-2001; VP/Senior VP, Edward
                                                                   Howard & Co., 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
J. William Pullen                Trustee            Since          President and Chief Executive Officer,             37
64                                                May 1993         Whayne Supply Co. (engine and heavy
                                                                   equipment distribution), since 1986.
------------------------------------------------------------------------------------------------------------------------------------

32   MAY 31, 2003

                                              TRUSTEES AND OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL                           NUMBER OF
                                                                               OCCUPATION(S)                    PORTFOLIOS IN THE
                                POSITION(S)         LENGTH                 DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)               HELD WITH THE        OF TIME               OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                TRUST           SERVED(2)               HELD BY BOARD MEMBER                   BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John G. Breen(5)                 Trustee             Since         Retired; Chairman and CEO, The Sherwin             37
68                                                  August         Williams Co., until May 2000; Director, The
                                                     2002          Sherwin Williams Co.; Director, Parker
                                                                   Hannifin Corp.; Director, Mead Westvaco
                                                                   Corp.; Director, Goodyear Tire & Rubber Co.;
                                                                   Director, The Stanley Works.
------------------------------------------------------------------------------------------------------------------------------------
Herbert R. Martens, Jr.(5)     President and          Since        Executive Vice President, National City            37
50                                Trustee           November       Corporation (bank holding company), since
                                                       1997        July 1997; Chairman and CEO, NatCity
                                                                   Investments, Inc. (investment banking), since
                                                                   July 1995.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
W. Bruce McConnel(6)              Secretary           Since        Partner, Drinker Biddle & Reath LLP,               N/A
60                                                   August        Philadelphia, PA (law firm).
                                                      1985
------------------------------------------------------------------------------------------------------------------------------------
Dennis J. Westley(6)              Treasurer           Since        Vice President and Managing Director,              N/A
103 Bellevue Parkway                                May 2003       Accounting and Administration, PFPC Inc.,
Wilmington, DE 19809                                               since July 2001; Vice President and
44                                                                 Accounting Director, PFPC Inc., 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Barr(6)                Assistant          Since        Senior Vice President (formerly Vice               N/A
1900 E. 9th Street              Treasurer and       February       President), Managing Director of Armada Funds
22nd Floor                         Compliance         2003         Group, National City Bank; Managing Director,
Cleveland, OH 44114                 Officer                        National City Investment Management Company.
47
------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee can be contacted by writing to National City Bank, c/o Michael
  Nanosky, 1900 E. 9th Street, 22nd Floor, Cleveland, OH 44114.

2 Each trustee holds office until the next meeting of shareholders at which trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.

3 Includes directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

4 The "Fund Complex" consists of all registered investment companies for which National City Investment Management Company (the "Adviser") or any of its affiliates serves as investment adviser, including Armada Funds ("Armada") and The Armada Advantage Fund ("Advantage"). In addition to Armada, each trustee serves as a trustee of Advantage. Mr. Neary and Mr. Martens serve as Chairman and President, respectively, of both Armada and Advantage. The number of portfolios overseen by the trustees includes 32 portfolios of Armada and 5 portfolios of Advantage that were offered for sale as of the date of this Annual Report. The trustees have authorized additional portfolios that have not yet been made available to investors.

5 Mr. Breen is considered to be an "interested person" of Armada as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Martens is considered to be an "interested person" of Armada because (1) he is an Executive Vice president of NCC, (2) he owns shares of common stock and options to purchase common stock of NCC, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.

6 Mr. McConnel, Mr. Westley and Ms. Barr also serve as Secretary, Treasurer and
  Assistant Treasurer/Compliance Officer, respectively, of Advantage.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-622-FUND (3863).

                                                               MAY 31, 2003   33

REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of Armada Funds



We have audited the accompanying statements of net assets of the Armada Core Equity Fund, Armada Equity Growth Fund, Armada Equity Index Fund, Armada International Equity Fund, Armada Large Cap Ultra Fund, Armada Large Cap Value Fund, Armada Mid Cap Growth Fund, Armada Small Cap Growth Fund, Armada Small Cap Value Fund, Armada Small/Mid Cap Value Fund, Armada Tax Managed Equity Fund, Armada Aggressive Allocation Fund, Armada Balanced Allocation Fund, Armada Conservative Allocation Fund, Armada Bond Fund, Armada GNMA Fund, Armada Intermediate Bond Fund, Armada Limited Maturity Bond Fund, Armada Short Duration Bond Fund, Armada Total Return Advantage Fund, Armada U.S. Government Income Fund, Armada Michigan Municipal Bond Fund, Armada National Tax Exempt Bond Fund, Armada Ohio Tax Exempt Bond Fund, and Armada Pennsylvania Municipal Bond Fund (the "Funds") (each a portfolio of the Armada Funds) and the statement of assets and liabilities of the Armada International Equity Fund as of May 31, 2003, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. We have also audited the financial highlights for each of the periods indicated therein for the Armada Core Equity Fund, Armada Equity Growth Fund, Armada Equity Index Fund, Armada International Equity Fund, Armada Large Cap Value Fund, Armada Small Cap Growth Fund, Armada Small Cap Value Fund, Armada Small/Mid Cap Value Fund, Armada Tax Managed Equity Fund, Armada Aggressive Allocation Fund, Armada Balanced Allocation Fund, Armada Conservative Allocation Fund, Armada GNMA Fund, Armada Intermediate Bond Fund, Armada Limited Maturity Bond Fund, Armada Short Duration Bond Fund, Armada Total Return Advantage Fund, Armada National Tax Exempt Bond Fund, Armada Ohio Tax Exempt Bond Fund, and Armada Pennsylvania Municipal Bond Fund, and for each of the four years in the period ended May 31, 2003 for the Armada Large Cap Ultra Fund, Armada Mid Cap Growth Fund, Armada Bond Fund, Armada U.S. Government Income Fund, and Armada Michigan Municipal Bond Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended May 31, 1999 for the Armada Large Cap Ultra Fund, Armada Mid Cap Growth Fund, Armada Bond Fund, Armada U.S. Government Income Fund, and Armada Michigan Municipal Bond Fund were audited by other auditors whose report dated July 22, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at May 31, 2003, the results of their operations and changes in their net assets for each of the periods indicated therein, and for the Armada Core Equity Fund, Armada Equity Growth Fund, Armada Equity Index Fund, Armada International Equity Fund, Armada Large Cap Value Fund, Armada Small Cap Growth Fund, Armada Small Cap Value Fund, Armada Small/Mid Cap Value Fund, Armada Tax Managed Equity Fund, Armada Aggressive Allocation Fund, Armada Balanced Allocation Fund, Armada Conservative Allocation Fund, Armada GNMA Fund, Armada Intermediate Bond Fund, Armada Limited Maturity Bond Fund, Armada Short Duration Bond Fund, Armada Total Return Advantage Fund, Armada National Tax Exempt Bond Fund, Armada Ohio Tax Exempt Bond Fund, and Armada Pennsylvania Municipal Bond Fund, and the financial highlights for each of the periods indicated therein, and for the Armada Large Cap Ultra Fund, Armada Mid Cap Growth Fund, Armada Bond Fund, Armada U.S. Government Income Fund, and Armada Michigan Municipal Bond Fund, the financial highlights for each of the four years in the period ended May 31, 2003 in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania

July 16, 2003

34   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                                    EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
                VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
              BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
               OF YEAR       INCOME/(LOSS)    ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
-----------------------------------------------------------------------------------------------------------------------------
 CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2003            $10.87          $ 0.10 1          $(1.30)         $(0.09)         $(0.00)         $ 9.58          (10.90)%
2002             12.27            0.05 1           (1.15)          (0.04)          (0.26)          10.87           (8.99)
2001             14.88            0.02             (0.71)          (0.00)          (1.92)          12.27           (5.63)
2000             13.75            0.02              1.65           (0.01)          (0.53)          14.88           12.31
1999             11.35           (0.02) 1           2.94           (0.01)          (0.51)          13.75           26.08
CLASS A
2003            $10.77          $ 0.08 1          $(1.29)         $(0.07)         $(0.00)         $ 9.49          (11.22)%
2002             12.16            0.02 1           (1.13)          (0.02)          (0.26)          10.77           (9.19)
2001             14.80           (0.02)            (0.70)          (0.00)          (1.92)          12.16           (5.91)
2000             13.71           (0.00)             1.62           (0.00)          (0.53)          14.80           11.98
1999             11.34           (0.05) 1           2.93           (0.00)          (0.51)          13.71           25.78
CLASS B
2003            $10.48          $ 0.01 1          $(1.26)         $(0.01)         $(0.00)         $ 9.22          (11.79)%
2002             11.91           (0.05) 1          (1.12)          (0.00)          (0.26)          10.48           (9.87)
2001             14.62           (0.06)            (0.73)          (0.00)          (1.92)          11.91           (6.49)
2000             13.63           (0.07)             1.59           (0.00)          (0.53)          14.62           11.31
1999             11.33           (0.16) 1           2.97           (0.00)          (0.51)          13.63           25.17
CLASS C
2003            $10.48          $ 0.01 1          $(1.25)         $(0.01)         $(0.00)         $ 9.23          (11.68)%
2002             11.92           (0.04) 1          (1.14)          (0.00)          (0.26)          10.48           (9.94)
2001             14.63           (0.06)            (0.73)          (0.00)          (1.92)          11.92           (6.48)
2000 2           14.55           (0.05)             0.13           (0.00)          (0.00)          14.63            0.55
CLASS H
2003            $10.49          $ 0.02 1          $(1.27)         $(0.03)         $(0.00)         $ 9.21          (11.78)%
2002 2           10.68            0.00 1           (0.19)          (0.00)          (0.00)          10.49           (1.78)
-----------------------------------------------------------------------------------------------------------------------------
 EQUITY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2003            $19.54          $ 0.06 1          $(2.41)         $(0.06)         $(0.00)         $17.13          (12.03)%
2002             24.36            0.01 1           (4.62)          (0.00)          (0.21)          19.54          (19.03)
2001             28.89           (0.01) 1          (3.40)          (0.00)          (1.12)          24.36          (12.26)
2000             24.61            0.00 1            4.55           (0.01)          (0.26)          28.89           18.49
1999             21.35           (0.03) 1           4.28           (0.00)          (0.99)          24.61           20.16
CLASS A
2003            $19.34          $ 0.02 1          $(2.39)         $(0.02)         $(0.00)         $16.95          (12.26)%
2002             24.17           (0.04) 1          (4.58)          (0.00)          (0.21)          19.34          (19.23)
2001             28.76           (0.07) 1          (3.40)          (0.00)          (1.12)          24.17          (12.53)
2000             24.55           (0.06) 1           4.53           (0.00)          (0.26)          28.76           18.22
1999             21.35           (0.09) 1           4.28           (0.00)          (0.99)          24.55           19.88
CLASS B
2003            $18.81          $(0.09) 1         $(2.34)         $(0.00)         $(0.00)         $16.38          (12.92)%
2002             23.67           (0.19) 1          (4.46)          (0.00)          (0.21)          18.81          (19.77)
2001             28.37           (0.26) 1          (3.32)          (0.00)          (1.12)          23.67          (13.10)
2000             24.33           (0.26) 1           4.56           (0.00)          (0.26)          28.37           17.68
1999             21.28           (0.27) 1           4.31           (0.00)          (0.99)          24.33           19.22
CLASS C
2003            $18.82          $(0.09) 1         $(2.33)         $(0.00)         $(0.00)         $16.40          (12.91)%
2002             23.69           (0.19) 1          (4.47)          (0.00)          (0.21)          18.82          (19.79)
2001             28.38           (0.26) 1          (3.31)          (0.00)          (1.12)          23.69          (13.06)
2000 3           28.04           (0.08) 1           0.42           (0.00)          (0.00)          28.38            1.21
CLASS H
2003            $18.82          $(0.09) 1         $(2.33)         $(0.00)         $(0.00)         $16.40          (12.86)%
2002 3           19.74           (0.06) 1          (0.86)          (0.00)          (0.00)          18.82           (4.66)


                                                                    RATIO        RATIO OF NET
                                                 RATIO OF NET    OF EXPENSES  INVESTMENT INCOME/
                                    RATIO OF      INVESTMENT      TO AVERAGE  (LOSS) TO AVERAGE
                  NET ASSETS        EXPENSES     INCOME/(LOSS)    NET ASSETS      NET ASSETS     PORTFOLIO
                    END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE     (BEFORE FEE      TURNOVER
                  YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)        WAIVERS)         RATE
----------------------------------------------------------------------------------------------------------
 CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003             $  152,055           0.96%          1.08%           0.96%          1.08%             68%
2002                141,177           0.97           0.47            0.97           0.47             112
2001                126,203           0.99           0.08            1.04           0.03              34
2000                141,207           1.00           0.03            1.06          (0.03)             37
1999                145,603           0.98          (0.15)           0.98          (0.15)             43
CLASS A
2003             $    4,703           1.21%          0.83%           1.21%          0.83%             68%
2002                  3,313           1.22           0.22            1.22           0.22             112
2001                  3,987           1.24          (0.17)           1.29          (0.22)             34
2000                  4,146           1.25          (0.22)           1.31          (0.28)             37
1999                  1,731           1.23          (0.40)           1.23          (0.40)             43
CLASS B
2003             $    1,699           1.92%          0.12%           1.92%          0.12%             68%
2002                  2,013           1.93          (0.49)           1.93          (0.49)            112
2001                  2,052           1.94          (0.87)           1.94          (0.87)             34
2000                  1,840           1.96          (0.93)           1.96          (0.93)             37
1999                  1,106           1.94          (1.11)           1.94          (1.11)             43
CLASS C
2003             $      516           1.92%          0.12%           1.92%          0.12%             68%
2002                    499           1.93          (0.49)           1.93          (0.49)            112
2001                     50           1.94          (0.87)           1.94          (0.87)             34
2000 2                    2           1.96          (0.93)           1.96          (0.93)             37
CLASS H
2003             $      128           1.92%          0.12%           1.92%          0.12%             68%
2002 2                    7           1.94           0.11            1.94           0.11             112
----------------------------------------------------------------------------------------------------------
 EQUITY GROWTH FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003             $  542,371           0.92%          0.35%           0.92%          0.35%             65%
2002                699,863           0.92           0.05            0.92           0.05              52
2001                965,165           0.93          (0.03)           0.98          (0.08)             18
2000              1,251,015           0.90           0.01            0.96          (0.05)             25
1999              1,262,154           0.92          (0.11)           0.92          (0.11)             57
CLASS A
2003             $  136,358           1.17%          0.10%           1.17%          0.10%             65%
2002                103,258           1.17          (0.20)           1.17          (0.20)             52
2001                139,717           1.18          (0.28)           1.23          (0.33)             18
2000                180,000           1.15          (0.24)           1.21          (0.30)             25
1999                156,356           1.17          (0.36)           1.17          (0.36)             57
CLASS B
2003             $    3,363           1.88%         (0.61)%          1.88%         (0.61)%            65%
2002                  2,972           1.88          (0.91)           1.88          (0.91)             52
2001                  3,770           1.88          (0.98)           1.88          (0.98)             18
2000                  3,713           1.86          (0.95)           1.86          (0.95)             25
1999                  1,400           1.88          (1.07)           1.88          (1.07)             57
CLASS C
2003             $      576           1.88%         (0.61)%          1.88%         (0.61)%            65%
2002                    654           1.88          (0.91)           1.88          (0.91)             52
2001                    436           1.88          (0.98)           1.88          (0.98)             18
2000 3                  263           1.86          (0.95)           1.86          (0.95)             25
CLASS H
2003             $       68           1.88%         (0.61)%          1.88%         (0.61)%            65%
2002 3                   25           1.88          (0.93)           1.88          (0.93)             52

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 CORE EQUITY FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY 20, 2000
  AND MAY 1, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 EQUITY GROWTH FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY 27,
  2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   35

FINANCIAL HIGHLIGHTS
EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
                VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
              BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
               OF YEAR       INCOME/(LOSS)    ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003            $ 9.21          $ 0.11 1          $(0.91)         $(0.11)         $(0.00)         $ 8.30           (8.55)%
2002             10.84            0.11 1           (1.63)          (0.11)          (0.00)           9.21          (14.11)
2001             12.25            0.11             (1.41)          (0.11)          (0.00)          10.84          (10.64)
2000             11.32            0.13              0.99           (0.13)          (0.06)          12.25            9.92
1999 2           10.00            0.11              1.29           (0.08)          (0.00)          11.32           14.16
CLASS A
2003            $ 9.18          $ 0.09 1          $(0.89)         $(0.09)         $(0.00)         $ 8.29           (8.57)%
2002             10.82            0.08 1           (1.64)          (0.08)          (0.00)           9.18          (14.44)
2001             12.22            0.08             (1.40)          (0.08)          (0.00)          10.82          (10.82)
2000             11.29            0.09              1.01           (0.11)          (0.06)          12.22            9.70
1999 2            9.09            0.07              2.18           (0.05)          (0.00)          11.29           24.83
CLASS B
2003            $ 9.14          $ 0.04 1          $(0.90)         $(0.04)         $(0.00)         $ 8.24           (9.40)%
2002             10.79            0.01 1           (1.64)          (0.02)          (0.00)           9.14          (15.16)
2001             12.20            0.01             (1.41)          (0.01)          (0.00)          10.79          (11.47)
2000 2           12.04            0.01              0.17           (0.02)          (0.00)          12.20            1.46
CLASS C
2003            $ 9.15          $ 0.03 1          $(0.89)         $(0.04)         $(0.00)         $ 8.25           (9.41)%
2002             10.79            0.01 1           (1.64)          (0.01)          (0.00)           9.15          (15.08)
2001             12.20            0.00             (1.40)          (0.01)          (0.00)          10.79          (11.51)
2000 2           12.61            0.01             (0.41)          (0.01)          (0.00)          12.20           (3.17)
CLASS H
2003            $ 9.13          $ 0.03 1          $(0.89)         $(0.04)         $(0.00)         $ 8.23           (9.44)%
2002 2            9.51            0.01 1           (0.37)          (0.02)          (0.00)           9.13           (3.83)
------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003            $ 9.75          $ 0.08 1          $(1.75)         $(0.03)         $(0.00)         $ 8.05          (17.13)%
2002             10.89            0.06 1           (1.16)          (0.04)          (0.00)           9.75          (10.09)
2001             15.05            0.03 1           (3.19)          (0.00)          (1.00)          10.89          (22.74)
2000             10.91            0.01              4.23           (0.03)          (0.07)          15.05           38.90
1999             10.86           (0.01)             0.11           (0.05)          (0.00)          10.91            0.95
CLASS A
2003            $ 9.68          $ 0.10 1          $(1.79)         $(0.02)         $(0.00)         $ 7.97          (17.49)%
2002             10.81            0.04 1           (1.16)          (0.01)          (0.00)           9.68          (10.35)
2001             14.97           (0.01) 1          (3.15)          (0.00)          (1.00)          10.81          (22.88)
2000             10.87           (0.03)             4.21           (0.01)          (0.07)          14.97           38.50
1999             10.82           (0.01)             0.10           (0.04)          (0.00)          10.87            0.84
CLASS B
2003            $ 9.46          $ 0.01 1          $(1.70)         $(0.00)         $(0.00)         $ 7.77          (17.87)%
2002             10.62           (0.04) 1          (1.12)          (0.00)          (0.00)           9.46          (10.92)
2001             14.83           (0.10) 1          (3.11)          (0.00)          (1.00)          10.62          (23.47)
2000             10.83           (0.10)             4.17           (0.00)          (0.07)          14.83           37.61
1999             10.83           (0.07)             0.08           (0.01)          (0.00)          10.83            0.10
CLASS C
2003            $ 9.46          $ 0.01 1          $(1.70)         $(0.00)         $(0.00)         $ 7.77          (17.87)%
2002             10.63           (0.03) 1          (1.14)          (0.00)          (0.00)           9.46          (11.01)
2001             14.83           (0.10) 1          (3.10)          (0.00)          (1.00)          10.63          (23.40)
2000 3           15.37           (0.04)            (0.50)          (0.00)          (0.00)          14.83           (3.51)
CLASS H
2003            $ 9.46          $ 0.02 1          $(1.72)         $(0.01)         $(0.00)         $ 7.75          (17.98)%
2002 3            9.34            0.04 1            0.08           (0.00)          (0.00)           9.46            1.28




                                                                    RATIO        RATIO OF NET
                                                 RATIO OF NET    OF EXPENSES  INVESTMENT INCOME/
                                    RATIO OF      INVESTMENT      TO AVERAGE  (LOSS) TO AVERAGE
                  NET ASSETS        EXPENSES     INCOME/(LOSS)    NET ASSETS     NET ASSETS      PORTFOLIO
                    END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                  YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------
 EQUITY INDEX FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003               $281,426           0.35%          1.43%           0.50%          1.28%              7%
2002                311,120           0.33           1.09            0.48           0.94               4
2001                332,015           0.36           0.94            0.61           0.69              15
2000                354,637           0.34           1.02            0.59           0.77              48
1999 2              253,854           0.20           1.38            0.55           1.03               9
CLASS A
2003               $ 12,571           0.60%          1.18%           0.75%          1.03%              7%
2002                  7,889           0.58           0.84            0.73           0.69               4
2001                  7,777           0.61           0.69            0.86           0.44              15
2000                  8,253           0.59           0.77            0.84           0.52              48
1999 2                3,892           0.36           1.22            0.71           0.87               9
CLASS B
2003               $  1,914           1.35%          0.43%           1.50%          0.28%              7%
2002                  1,470           1.33           0.09            1.48          (0.06)              4
2001                  1,080           1.36          (0.06)           1.51          (0.21)             15
2000 2                  524           1.34           0.02            1.49          (0.13)             48
CLASS C
2003               $    881           1.35%          0.43%           1.50%          0.28%              7%
2002                    885           1.33           0.09            1.48          (0.06)              4
2001                    649           1.36          (0.06)           1.51          (0.21)             15
2000 2                  277           1.34           0.02            1.49          (0.13)             48
CLASS H
2003               $     48           1.35%          0.43%           1.50%          0.28%              7%
2002 2                   57           1.27           0.21            1.42           0.06               4
----------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003               $322,284           1.38%          1.06%           1.38%          1.06%             90%
2002                517,829           1.34           0.63            1.34           0.63              63
2001                607,113           1.45           0.21            1.50           0.16             161
2000                425,328           1.43           0.06            1.49           0.00             124
1999                199,205           1.43           0.12            1.43           0.12              78
CLASS A
2003               $ 32,345           1.63%          0.81%           1.63%          0.81%             90%
2002                 12,143           1.59           0.38            1.59           0.38              63
2001                 15,390           1.70          (0.04)           1.75          (0.09)            161
2000                  3,618           1.68          (0.19)           1.74          (0.25)            124
1999                  1,127           1.68          (0.13)           1.68          (0.13)             78
CLASS B
2003               $  1,944           2.34%          0.10%           2.34%          0.10%             90%
2002                  3,209           2.30          (0.33)           2.30          (0.33)             63
2001                  5,317           2.41          (0.75)           2.46          (0.80)            161
2000                    623           2.39          (0.90)           2.45          (0.96)            124
1999                     42           2.39          (0.84)           2.39          (0.84)             78
CLASS C
2003               $    413           2.34%          0.10%           2.34%          0.10%             90%
2002                    565           2.30          (0.33)           2.30          (0.33)             63
2001                    364           2.41          (0.75)           2.46          (0.80)            161
2000 3                  165           2.39          (0.90)           2.45          (0.96)            124
CLASS H
2003               $     76           2.34%          0.10%           2.34%          0.10%             90%
2002 3                    6           2.14           3.04            2.14           3.04              63

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 EQUITY INDEX FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY
  4, 2000, JANUARY 17, 2000 AND FEBRUARY 25, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 INTERNATIONAL EQUITY FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY
  5, 2000 AND APRIL 8, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

36   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                                    EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR       INCOME/(LOSS)    ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 LARGE CAP ULTRA FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 9.41          $(0.01) 1         $(1.21)         $(0.00)         $(0.00)         $ 8.19          (12.97)%
2002           12.69           (0.03) 1          (3.25)          (0.00)          (0.00)           9.41          (25.85)
2001           20.09           (0.06) 1          (4.75)          (0.00)          (2.59)          12.69          (26.18)
2000           19.81           (0.02)             5.08           (0.00)          (4.78)          20.09           27.25
1999           16.27           (0.06)             3.90           (0.00)          (0.30)          19.81           23.67
CLASS A
2003          $ 9.21          $(0.02) 1         $(1.20)         $(0.00)         $(0.00)         $ 7.99          (13.25)%
2002           12.45           (0.06) 1          (3.18)          (0.00)          (0.00)           9.21          (26.02)
2001           19.81           (0.10) 1          (4.67)          (0.00)          (2.59)          12.45          (26.36)
2000           19.67           (0.06)             4.98           (0.00)          (4.78)          19.81           26.66
1999           16.19           (0.11)             3.89           (0.00)          (0.30)          19.67           23.42
CLASS B
2003          $ 8.68          $(0.07) 1         $(1.12)         $(0.00)         $(0.00)         $ 7.49          (13.82)%
2002           11.82           (0.13) 1          (3.01)          (0.00)          (0.00)           8.68          (26.57)
2001           19.08           (0.21) 1          (4.46)          (0.00)          (2.59)          11.82          (26.88)
2000           19.21           (0.13)             4.78           (0.00)          (4.78)          19.08           25.81
1999           15.95           (0.23)             3.79           (0.00)          (0.30)          19.21           22.38
CLASS C
2003          $ 8.74          $(0.07) 1         $(1.14)         $(0.00)         $(0.00)         $ 7.53          (13.85)%
2002           11.89           (0.12) 1          (3.03)          (0.00)          (0.00)           8.74          (26.49)
2001 2         20.22           (0.17) 1          (5.57)          (0.00)          (2.59)          11.89          (30.66)
CLASS H
2003          $ 8.74          $(0.07) 1         $(1.13)         $(0.00)         $(0.00)         $ 7.54          (13.85)%
2002 2          9.41           (0.01) 1          (0.66)          (0.00)          (0.00)           8.74           (7.12)
------------------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $15.83          $ 0.21 1          $(1.73)         $(0.21)         $(0.03)         $14.07           (9.46)%
2002           17.39            0.19 1           (0.88)          (0.19)          (0.68)          15.83           (3.84)
2001           16.03            0.25              1.71           (0.28)          (0.32)          17.39           12.67
2000           18.80            0.35             (1.85)          (0.36)          (0.91)          16.03           (7.95)
1999           17.53            0.30              1.50           (0.28)          (0.25)          18.80           10.62
CLASS A
2003          $15.80          $ 0.19 1          $(1.75)         $(0.18)         $(0.03)         $14.03           (9.78)%
2002           17.36            0.15 1           (0.88)          (0.15)          (0.68)          15.80           (4.10)
2001           16.00            0.21              1.71           (0.24)          (0.32)          17.36           12.42
2000           18.79            0.30             (1.87)          (0.31)          (0.91)          16.00           (8.30)
1999           17.51            0.21              1.55           (0.23)          (0.25)          18.79           10.40
CLASS B
2003          $15.73          $ 0.09 1          $(1.74)         $(0.08)         $(0.03)         $13.97          (10.45)%
2002           17.29            0.03 1           (0.88)          (0.03)          (0.68)          15.73           (4.81)
2001           15.93            0.09              1.72           (0.13)          (0.32)          17.29           11.69
2000           18.69            0.19             (1.84)          (0.20)          (0.91)          15.93           (8.77)
1999           17.54            0.17              1.39           (0.16)          (0.25)          18.69            9.14
CLASS C
2003          $15.70          $ 0.10 1          $(1.74)         $(0.09)         $(0.03)         $13.94          (10.42)%
2002           17.27            0.04 1           (0.88)          (0.05)          (0.68)          15.70           (4.77)
2001           15.93            0.09              1.72           (0.15)          (0.32)          17.27           11.67
2000 3         15.27            0.08              0.63           (0.05)          (0.00)          15.93            4.65
CLASS H
2003          $15.69          $ 0.10 1          $(1.76)         $(0.10)         $(0.03)         $13.90          (10.49)%
2002 3         15.08            0.02 1            0.61           (0.02)          (0.00)          15.69            4.18


                                                                  RATIO        RATIO OF NET
                                               RATIO OF NET    OF EXPENSES  INVESTMENT INCOME/
                                  RATIO OF      INVESTMENT      TO AVERAGE  (LOSS) TO AVERAGE
                NET ASSETS        EXPENSES     INCOME/(LOSS)    NET ASSETS     NET ASSETS      PORTFOLIO
                  END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
---------------------------------------------------------------------------------------------------------
 LARGE CAP ULTRA FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $ 67,132           1.03%         (0.07)%          1.03%         (0.07)%            57%
2002               123,218           1.00          (0.28)           1.00          (0.28)             50
2001               182,343           0.98          (0.37)           1.03          (0.42)            102
2000               278,697           1.05          (0.36)           1.05          (0.36)             82
1999               409,107           1.10          (0.33)           1.10          (0.33)             51
CLASS A
2003              $  6,624           1.28%         (0.32)%          1.28%         (0.32)%            57%
2002                 7,601           1.25          (0.53)           1.25          (0.53)             50
2001                13,114           1.22          (0.61)           1.27          (0.66)            102
2000                21,550           1.30          (0.61)           1.30          (0.61)             82
1999                24,513           1.35          (0.59)           1.35          (0.59)             51
CLASS B
2003              $  3,475           1.99%         (1.03)%          1.99%         (1.03)%            57%
2002                 5,452           1.96          (1.24)           1.96          (1.24)             50
2001                10,123           1.93          (1.32)           1.93          (1.32)            102
2000                15,770           2.05          (1.36)           2.05          (1.36)             82
1999                14,128           2.10          (1.33)           2.09          (1.34)             51
CLASS C
2003              $    290           1.99%         (1.03)%          1.99%         (1.03)%            57%
2002                   320           1.96          (1.24)           1.96          (1.24)             50
2001 2                 123           1.93          (1.32)           1.93          (1.32)            102
CLASS H
2003              $     16           1.99%         (1.03)%          1.99%         (1.03)%            57%
2002 2                  10           1.88          (0.87)           1.88          (0.87)             50
---------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $505,108           0.93%          1.62%           0.93%          1.62%             34%
2002               743,804           0.92           1.15            0.92           1.15              39
2001               700,811           0.97           1.54            1.02           1.49              67
2000               500,135           0.92           2.07            0.98           2.01              40
1999               548,361           0.93           2.07            0.93           2.07              19
CLASS A
2003              $ 34,207           1.18%          1.37%           1.18%          1.37%             34%
2002                39,511           1.17           0.90            1.17           0.90              39
2001                43,511           1.22           1.29            1.27           1.24              67
2000                 9,070           1.17           1.82            1.23           1.76              40
1999                11,075           1.18           1.82            1.18           1.82              19
CLASS B
2003              $  7,022           1.89%          0.66%           1.89%          0.66%             34%
2002                 9,521           1.88           0.19            1.88           0.19              39
2001                12,458           1.92           0.59            1.92           0.59              67
2000                 1,357           1.88           1.11            1.88           1.11              40
1999                   997           1.89           1.11            1.89           1.11              19
CLASS C
2003              $    305           1.89%          0.66%           1.89%          0.66%             34%
2002                   341           1.88           0.19            1.88           0.19              39
2001                   187           1.93           0.59            1.93           0.59              67
2000 3                 105           1.88           1.11            1.88           1.11              40
CLASS H
2003              $    104           1.89%          0.66%           1.89%          0.66%             34%
2002 3                  17           1.84           0.43            1.84           0.43              39

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 LARGE CAP ULTRA FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JUNE 15, 2000
  AND APRIL 9, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 LARGE CAP VALUE FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY 27,
  2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   37

FINANCIAL HIGHLIGHTS
EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR          LOSS          ON INVESTMENTS      INCOME     CAPITAL GAINS       OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 6.49          $(0.05) 1         $(0.74)         $(0.00)         $(0.00)         $ 5.70          (12.17)%
2002            8.08           (0.06) 1          (1.53)          (0.00)          (0.00)           6.49          (19.68)
2001           15.84           (0.08) 1          (3.14)          (0.00)          (4.54)           8.08          (23.89)
2000           14.27           (0.12) 1           6.34           (0.00)          (4.65)          15.84           51.90
1999           15.12           (0.14)             1.13           (0.00)          (1.84)          14.27            8.20
CLASS A
2003          $ 6.26          $(0.06) 1         $(0.72)         $(0.00)         $(0.00)         $ 5.48          (12.46)%
2002            7.80           (0.08) 1          (1.46)          (0.00)          (0.00)           6.26          (19.74)
2001           15.53           (0.10) 1          (3.09)          (0.00)          (4.54)           7.80          (24.23)
2000           14.10           (0.15) 1           6.23           (0.00)          (4.65)          15.53           51.48
1999           14.98           (0.19)             1.15           (0.00)          (1.84)          14.10            8.08
CLASS B
2003          $ 5.21          $(0.08) 1         $(0.60)         $(0.00)         $(0.00)         $ 4.53          (13.05)%
2002            6.55           (0.11) 1          (1.23)          (0.00)          (0.00)           5.21          (20.46)
2001           13.95           (0.16) 1          (2.70)          (0.00)          (4.54)           6.55          (24.69)
2000           13.14           (0.24) 1           5.70           (0.00)          (4.65)          13.95           50.40
1999           14.20           (0.28)             1.06           (0.00)          (1.84)          13.14            7.19
CLASS C
2003          $ 5.29          $(0.08) 1         $(0.62)         $(0.00)         $(0.00)         $ 4.59          (13.23)%
2002            6.64           (0.11) 1          (1.24)          (0.00)          (0.00)           5.29          (20.33)
2001 2         15.11           (0.12) 1          (3.81)          (0.00)          (4.54)           6.64          (29.86)
CLASS H
2003 2        $ 4.02          $(0.06) 1         $ 0.63          $(0.00)         $(0.00)         $ 4.59           14.18%
------------------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 9.18          $(0.06) 1         $(1.42)         $(0.00)         $(0.00)         $ 7.70          (16.12)%
2002           11.56           (0.09) 1          (2.29)          (0.00)          (0.00)           9.18          (20.59)
2001           14.91           (0.06) 1          (1.93)          (0.00)          (1.36)          11.56          (14.72)
2000           10.14           (0.04) 1           4.81           (0.00)          (0.00)          14.91           47.04
1999           11.69           (0.03) 1          (1.41)          (0.00)          (0.11)          10.14          (12.36)
CLASS A
2003          $ 9.07          $(0.08) 1         $(1.40)         $(0.00)         $(0.00)         $ 7.59          (16.32)%
2002           11.44           (0.12) 1          (2.25)          (0.00)          (0.00)           9.07          (20.72)
2001           14.81           (0.09) 1          (1.92)          (0.00)          (1.36)          11.44          (14.97)
2000           10.11           (0.07) 1           4.77           (0.00)          (0.00)          14.81           46.49
1999           11.68           (0.05) 1          (1.41)          (0.00)          (0.11)          10.11          (12.54)
CLASS B
2003          $ 8.79          $(0.12) 1         $(1.37)         $(0.00)         $(0.00)         $ 7.30          (16.95)%
2002           11.16           (0.18) 1          (2.19)          (0.00)          (0.00)           8.79          (21.24)
2001           14.58           (0.18) 1          (1.88)          (0.00)          (1.36)          11.16          (15.59)
2000           10.01           (0.17) 1           4.74           (0.00)          (0.00)          14.58           45.65
1999           11.66           (0.10) 1          (1.44)          (0.00)          (0.11)          10.01          (13.26)
CLASS C
2003          $ 8.81          $(0.12) 1         $(1.37)         $(0.00)         $(0.00)         $ 7.32          (16.91)%
2002           11.19           (0.18) 1          (2.20)          (0.00)          (0.00)           8.81          (21.27)
2001           14.57           (0.18) 1          (1.84)          (0.00)          (1.36)          11.19          (15.32)
2000 3         16.20           (0.07) 1          (1.56)          (0.00)          (0.00)          14.57          (10.06)
CLASS H
2003          $ 8.81          $(0.13) 1         $(1.35)         $(0.00)         $(0.00)         $ 7.33          (16.80)%
2002 3          9.51           (0.03) 1          (0.67)          (0.00)          (0.00)           8.81           (7.36)


                                                                   RATIO       RATIO OF NET
                                                RATIO OF NET    OF EXPENSES     INVESTMENT
                                   RATIO OF      INVESTMENT      TO AVERAGE   LOSS TO AVERAGE
                 NET ASSETS        EXPENSES         LOSS         NET ASSETS     NET ASSETS      PORTFOLIO
                   END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                 YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------
 MID CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003               $ 74,852           1.30%         (0.92)%          1.30%         (0.92)%            66%
2002                143,328           1.27          (0.92)           1.27          (0.92)             68
2001                195,291           1.26          (0.64)           1.31          (0.69)            191
2000                281,161           1.29          (0.75)           1.29          (0.75)            110
1999                319,733           1.32          (0.77)           1.32          (0.75)            100
CLASS A
2003               $ 16,476           1.55%         (1.17)%          1.55%         (1.17)%            66%
2002                 19,943           1.52          (1.17)           1.52          (1.17)             68
2001                 28,107           1.50          (0.88)           1.55          (0.93)            191
2000                 46,183           1.54          (1.00)           1.54          (1.00)            110
1999                 50,605           1.57          (1.00)           1.57          (1.00)            100
CLASS B
2003               $  4,157           2.26%         (1.88)%          2.26%         (1.88)%            66%
2002                  6,899           2.23          (1.88)           2.23          (1.88)             68
2001                 11,339           2.21          (1.59)           2.21          (1.59)            191
2000                 18,584           2.29          (1.75)           2.29          (1.75)            110
1999                 16,629           2.32          (1.75)           2.32          (1.75)            100
CLASS C
2003               $    220           2.26%         (1.88)%          2.26%         (1.88)%            66%
2002                    240           2.23          (1.88)           2.23          (1.88)             68
2001 2                  142           2.21          (1.59)           2.21          (1.59)            191
CLASS H
2003 2             $     31           2.26%         (1.88)%          2.26%         (1.88)%            66%
----------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003               $156,646           1.29%         (0.92)%          1.29%         (0.92)%           119%
2002                268,485           1.24          (0.88)           1.24          (0.88)            122
2001                304,754           1.27          (0.44)           1.32          (0.49)            174
2000                157,306           1.23          (0.28)           1.29          (0.34)            155
1999                 80,145           1.27          (0.27)           1.27          (0.27)            159
CLASS A
2003               $ 18,814           1.54%         (1.17)%          1.54%         (1.17)%           119%
2002                 21,941           1.49          (1.13)           1.49          (1.13)            122
2001                 31,327           1.52          (0.69)           1.57          (0.74)            174
2000                  2,710           1.48          (0.53)           1.54          (0.59)            155
1999                  1,089           1.51          (0.51)           1.52          (0.52)            159
CLASS B
2003               $  5,141           2.25%         (1.88)%          2.25%         (1.88)%           119%
2002                  8,055           2.20          (1.84)           2.20          (1.84)            122
2001                 13,010           2.22          (1.39)           2.27          (1.44)            174
2000                    372           2.19          (1.24)           2.25          (1.30)            155
1999                    139           2.23          (1.23)           2.23          (1.23)            159
CLASS C
2003               $    390           2.25%         (1.88)%          2.25%         (1.88)%           119%
2002                    476           2.20          (1.84)           2.20          (1.84)            122
2001                    374           2.22          (1.39)           2.27          (1.44)            174
2000 3                   77           2.19          (1.24)           2.25          (1.30)            155
CLASS H
2003               $     43           2.25%         (1.88)%          2.25%         (1.88)%           119%
2002 3                    7           2.19          (1.89)           2.19          (1.89)            122

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 MID CAP GROWTH FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JUNE 15, 2000
  AND AUGUST 13, 2002, RESPECTIVELY. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

3 SMALL CAP GROWTH FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY 20,
  2000 AND APRIL 1, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

38   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                                    EQUITY FUNDS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR       INCOME/(LOSS)    ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $20.64          $ 0.08 1          $(2.18)         $(0.09) 4       $(0.84)         $17.61           (9.69)%
2002           19.07            0.10 1            3.38           (0.15)          (1.76)          20.64           19.61
2001           15.15            0.22              4.36           (0.25)          (0.41)          19.07           30.89
2000           13.65            0.27              1.45           (0.22)          (0.00)          15.15           12.87
1999           15.72            0.09             (0.78)          (0.05)          (1.33)          13.65           (3.67)
CLASS A
2003          $20.03          $ 0.03 1          $(2.11)         $(0.07) 4       $(0.84)         $17.04           (9.88)%
2002           18.57            0.04 1            3.29           (0.11)          (1.76)          20.03           19.31
2001           14.77            0.19              4.23           (0.21)          (0.41)          18.57           30.55
2000           13.31            0.27              1.38           (0.19)          (0.00)          14.77           12.59
1999           15.47            0.06             (0.85)          (0.04)          (1.33)          13.31           (4.38)
CLASS B
2003          $19.68          $(0.08) 1         $(2.09)         $(0.00)         $(0.84)         $16.67          (10.56)%
2002           18.34           (0.09) 1           3.24           (0.05)          (1.76)          19.68           18.48
2001           14.62            0.09              4.16           (0.12)          (0.41)          18.34           29.62
2000           13.19            0.14              1.41           (0.12)          (0.00)          14.62           11.87
1999           15.42           (0.03)            (0.87)          (0.00)          (1.33)          13.19           (5.13)
CLASS C
2003          $19.65          $(0.08) 1         $(2.08)         $(0.00)         $(0.84)         $16.65          (10.52)%
2002           18.34           (0.12) 1           3.27           (0.08)          (1.76)          19.65           18.46
2001           14.62            0.11              4.14           (0.12)          (0.41)          18.34           29.62
2000 2         13.07            0.01              1.54           (0.00)          (0.00)          14.62           11.86
CLASS H
2003          $19.66          $(0.08) 1         $(2.08)         $(0.01)         $(0.84)         $16.65          (10.51)%
2002 2         17.84           (0.05) 1           1.87           (0.00)          (0.00)          19.66           10.20
------------------------------------------------------------------------------------------------------------------------------
 SMALL/MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
200 3         $10.00          $ 0.07 1          $ 0.07          $(0.03)         $(0.00)         $10.11            1.38%
CLASS A
2003 3        $10.00          $ 0.06 1          $ 0.01          $(0.02)         $(0.00)         $10.05            0.71%


                                                                   RATIO        RATIO OF NET
                                                RATIO OF NET    OF EXPENSES  INVESTMENT INCOME/
                                   RATIO OF      INVESTMENT      TO AVERAGE  (LOSS) TO AVERAGE
                 NET ASSETS        EXPENSES     INCOME/(LOSS)    NET ASSETS     NET ASSETS      PORTFOLIO
                   END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                 YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003               $773,213           1.20%          0.48%           1.20%          0.48%            127%
2002                932,705           1.16           0.54            1.16           0.54             106
2001                549,218           1.20           1.35            1.25           1.30             128
2000                354,347           1.21           1.97            1.27           1.91             120
1999                270,382           1.12           0.70            1.12           0.70              79
CLASS A
2003               $147,501           1.45%          0.23%           1.45%          0.23%            127%
2002                 43,052           1.41           0.29            1.41           0.29             106
2001                 12,315           1.45           1.10            1.50           1.05             128
2000                  9,727           1.46           1.72            1.52           1.66             120
1999                 11,542           1.38           0.44            1.38           0.44              79
CLASS B
2003               $ 10,944           2.16%         (0.48)%          2.16%         (0.48)%           127%
2002                  7,465           2.12          (0.42)           2.12          (0.42)            106
2001                  1,483           2.15           0.40            2.15           0.35             128
2000                    742           2.17           1.01            2.17           0.95             120
1999                    515           2.08          (0.26)           2.08          (0.26)             79
CLASS C
2003               $ 11,799           2.16%         (0.48)%          2.16%         (0.48)%           127%
2002                  5,100           2.12          (0.42)           2.12          (0.42)            106
2001                    361           2.15           0.40            2.15           0.35             128
2000 2                   68           2.17           1.01            2.17           0.95             120
CLASS H
2003               $    923           2.16%         (0.48)%          2.16%         (0.48)%           127%
2002 2                  412           2.12          (0.86)           2.12          (0.86)            106
----------------------------------------------------------------------------------------------------------
 SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------
CLASS I
200 3              $ 36,319           0.93%          0.89%           1.24%          0.58%             76%
CLASS A
2003 3             $  1,299           1.18%          0.64%           1.49%          0.33%             76%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 SMALL CAP VALUE FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON
  JANUARY 6, 1998, JANUARY 27, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 SMALL/MID CAP VALUE FUND CLASS I AND CLASS A COMMENCED OPERATIONS ON JULY 1,
  2002. ALL RATIOS HAVE BEEN ANNUALIZED.

4 INCLUDES A TAX RETURN OF CAPITAL OF $(0.01) AND $(0.01) FOR CLASS I AND CLASS
  A, RESPECTIVELY, FOR SMALL CAP VALUE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                MAY 31, 2003  39

FINANCIAL HIGHLIGHTS
EQUITY FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR       INCOME/(LOSS)    ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 TAX MANAGED EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $11.08          $ 0.08 1          $(1.63)         $(0.07)         $(0.09)         $ 9.37          (13.94)%
2002           12.60            0.04 1           (1.52)          (0.04)          (0.00)          11.08          (11.80)
2001           14.29            0.02             (1.67)          (0.01)          (0.03)          12.60          (11.53)
2000           12.13            0.03              2.16           (0.02)          (0.01)          14.29           18.06
1999            9.93            0.05              2.21           (0.05)          (0.01)          12.13           22.82
CLASS A
2003          $11.09          $ 0.05 1          $(1.63)         $(0.04)         $(0.09)         $ 9.38          (14.15)%
2002           12.62            0.01 1           (1.53)          (0.01)          (0.00)          11.09          (12.05)
2001           14.33           (0.01)            (1.67)          (0.00)          (0.03)          12.62          (11.76)
2000           12.16            0.00              2.18           (0.00)          (0.01)          14.33           18.01
1999            9.93            0.04              2.24           (0.04)          (0.01)          12.16           23.03
CLASS B
2003          $10.82          $(0.01) 1         $(1.59)         $(0.00)         $(0.09)         $ 9.13          (14.76)%
2002           12.38           (0.07) 1          (1.49)          (0.00)          (0.00)          10.82          (12.60)
2001           14.16           (0.10)            (1.65)          (0.00)          (0.03)          12.38          (12.39)
2000           12.12           (0.07)             2.12           (0.00)          (0.01)          14.16           16.95
1999            9.93           (0.02)             2.23           (0.01)          (0.01)          12.12           22.31
CLASS C
2003          $10.78          $(0.01) 1         $(1.58)         $(0.00)         $(0.09)         $ 9.10          (14.73)%
2002           12.35           (0.07) 1          (1.50)          (0.00)          (0.00)          10.78          (12.71)
2001           14.16           (0.12)            (1.66)          (0.00)          (0.03)          12.35          (12.60)
2000 2         14.01           (0.03)             0.18           (0.00)          (0.00)          14.16            1.07
CLASS H
2003          $10.79          $(0.01) 1         $(1.58)         $(0.01)         $(0.09)         $ 9.10          (14.80)%
2002 2         11.34           (0.01) 1          (0.54)          (0.00)          (0.00)          10.79           (4.85)


                                                                  RATIO        RATIO OF NET
                                               RATIO OF NET    OF EXPENSES  INVESTMENT INCOME/
                                  RATIO OF      INVESTMENT      TO AVERAGE  (LOSS) TO AVERAGE
                NET ASSETS        EXPENSES     INCOME/(LOSS)    NET ASSETS     NET ASSETS      PORTFOLIO
                  END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
---------------------------------------------------------------------------------------------------------
 TAX MANAGED EQUITY FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $137,414           0.95%          0.83%           0.95%          0.83%           0%
2002               177,587           0.93           0.33            0.93           0.33            0
2001               220,077           0.97           0.11            1.02           0.06            1
2000               257,548           0.95           0.19            1.01           0.13            3
1999               241,501           0.83           0.37            1.01           0.19            5
CLASS A
2003              $ 12,377           1.20%          0.58%           1.20%          0.58%           0%
2002                15,755           1.18           0.08            1.18           0.08            0
2001                17,645           1.22          (0.14)           1.27          (0.19)           1
2000                17,372           1.20          (0.06)           1.26          (0.12)           3
1999                 7,353           1.09           0.11            1.26          (0.06)           5
CLASS B
2003              $  6,350           1.91%         (0.13)%          1.91%         (0.13)%          0%
2002                 8,981           1.89          (0.63)           1.89          (0.63)           0
2001                10,771           1.92          (0.84)           1.92          (0.89)           1
2000                11,135           1.91          (0.77)           1.91          (0.83)           3
1999                 5,377           1.79          (0.59)           1.97          (0.77)           5
CLASS C
2003              $    586           1.91%         (0.13)%          1.91%         (0.13)%          0%
2002                   981           1.89          (0.63)           1.89          (0.63)           0
2001                   880           1.92          (0.84)           1.92          (0.89)           1
2000 2                 453           1.91          (0.77)           1.97          (0.83)           3
CLASS H
2003              $     99           1.91%         (0.13)%          1.91%         (0.13)%          0%
2002 2                  26           1.87          (0.46)           1.87          (0.46)           0

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 TAX MANAGED EQUITY FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JANUARY
  10, 2000 AND APRIL 12, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

40   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                          ASSET ALLOCATION FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR       INCOME/(LOSS)    ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 AGGRESSIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 9.08          $ 0.02 1          $(0.80)         $(0.07) 5       $(0.00)         $ 8.23           (8.56)%
2002            9.95            0.10 1           (0.82)          (0.15) 4        (0.00)           9.08           (7.26)
2001 2         10.00            0.02             (0.06)          (0.01)          (0.00)           9.95           (0.36)
CLASS A
2003          $ 9.07          $ 0.00 1          $(0.80)         $(0.06) 5       $(0.00)         $ 8.21           (8.73)%
2002            9.95            0.08 1           (0.83)          (0.13) 4        (0.00)           9.07           (7.54)
2001 2         10.00            0.02             (0.06)          (0.01)          (0.00)           9.95           (0.38)
CLASS B
2003          $ 9.03          $(0.05) 1         $(0.80)         $(0.05) 5       $(0.00)         $ 8.13           (9.32)%
2002            9.95            0.03 1           (0.83)          (0.12) 4        (0.00)           9.03           (8.12)
2001 2          9.98            0.00             (0.03)          (0.00)          (0.00)           9.95           (0.30)
CLASS C
2003          $ 9.04          $(0.05) 1         $(0.80)         $(0.05) 5       $(0.00)         $ 8.14           (9.34)%
2002 2          9.89            0.03 1           (0.77)          (0.11) 4        (0.00)           9.04           (8.37)
CLASS H
2003          $ 9.04          $(0.05) 1         $(0.80)         $(0.05) 5       $(0.00)         $ 8.14           (9.34)%
2002 2          9.01           (0.06) 1           0.09           (0.00)          (0.00)           9.04            0.33
------------------------------------------------------------------------------------------------------------------------------
 BALANCED ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 9.01          $ 0.13 1          $(0.55)         $(0.15)         $(0.00)         $ 8.44           (4.58)%
2002            9.72            0.20 1           (0.71)          (0.20)          (0.00)           9.01           (5.27)
2001           11.68            0.28             (0.42)          (0.27)          (1.55)           9.72           (1.68)
2000           10.31            0.26              1.35           (0.24)          (0.00)          11.68           15.72
1999 3         10.00            0.18              0.28           (0.15)          (0.00)          10.31            4.57
CLASS A
2003          $ 9.02          $ 0.11 1          $(0.55)         $(0.13)         $(0.00)         $ 8.45           (4.80)%
2002            9.72            0.17 1           (0.69)          (0.18)          (0.00)           9.02           (5.41)
2001           11.68            0.29             (0.46)          (0.24)          (1.55)           9.72           (1.92)
2000           10.31            0.23              1.35           (0.21)          (0.00)          11.68           15.48
1999 3          9.74            0.14              0.57           (0.14)          (0.00)          10.31            7.26
CLASS B
2003          $ 9.03          $ 0.05 1          $(0.55)         $(0.07)         $(0.00)         $ 8.46           (5.48)%
2002            9.73            0.11 1           (0.70)          (0.11)          (0.00)           9.03           (6.06)
2001           11.70            0.21             (0.46)          (0.17)          (1.55)           9.73           (2.67)
2000           10.33            0.15              1.36           (0.14)          (0.00)          11.70           14.79
1999 3          9.82            0.10              0.51           (0.10)          (0.00)          10.33            6.07
CLASS C
2003          $ 9.00          $ 0.05 1          $(0.55)         $(0.07)         $(0.00)         $ 8.43           (5.49)%
2002            9.72            0.11 1           (0.71)          (0.12)          (0.00)           9.00           (6.16)
2001           11.70            0.21             (0.46)          (0.18)          (1.55)           9.72           (2.70)
2000 3         11.88            0.02             (0.20)          (0.00)          (0.00)          11.70           (1.52)
CLASS H
2003          $ 8.99          $ 0.06 1          $(0.55)         $(0.08)         $(0.00)         $ 8.42           (5.41)%
2002 3          8.98            0.03 1            0.02           (0.04)          (0.00)           8.99            0.56


                                                                  RATIO        RATIO OF NET
                                               RATIO OF NET    OF EXPENSES  INVESTMENT INCOME/
                                  RATIO OF      INVESTMENT      TO AVERAGE  (LOSS) TO AVERAGE
                NET ASSETS        EXPENSES     INCOME/(LOSS)    NET ASSETS     NET ASSETS      PORTFOLIO
                  END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
---------------------------------------------------------------------------------------------------------
 AGGRESSIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $  2,361           0.88%          0.23%           1.13%         (0.02)%            78%
2002                 2,854           1.12           1.15            1.37           0.90              40
2001 2               2,492           0.38           1.10            0.76           0.72               5
CLASS A
2003              $  2,744           1.13%         (0.02)%          1.38%         (0.27)%            78%
2002                 2,744           1.37           0.90            1.62           0.65              40
2001 2               2,500           0.63           0.85            1.01           0.47               5
CLASS B
2003              $    610           1.74%         (0.63)%          1.99%         (0.88)%            78%
2002                   137           1.98           0.29            2.23           0.04              40
2001 2                   7           1.23           0.25            1.56           0.08               5
CLASS C
2003              $    241           1.74%         (0.63)%          1.99%         (0.88)%            78%
2002 2                 223           1.98           0.29            2.23           0.04              40
CLASS H
2003              $    603           1.74%         (0.63)%          1.99%         (0.88)%            78%
2002 2                 514           3.78          (2.54)           4.04          (2.80)             40
---------------------------------------------------------------------------------------------------------
 BALANCED ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $120,329           1.09%          1.63%           1.09%          1.63%            171%
2002               157,660           1.00           2.13            1.00           2.13             106
2001               186,724           1.03           2.31            1.08           2.26             161
2000                69,517           1.01           2.20            1.07           2.14             182
1999 3              85,027           1.06           2.25            1.06           2.25             116
CLASS A
2003              $ 16,515           1.34%          1.38%           1.34%          1.38%            171%
2002                16,664           1.25           1.88            1.25           1.88             106
2001                13,592           1.28           2.06            1.33           2.01             161
2000                 3,965           1.26           1.95            1.32           1.89             182
1999 3               1,466           1.31           2.50            1.31           2.50             116
CLASS B
2003              $  5,879           2.05%          0.67%           2.05%          0.67%            171%
2002                 5,721           1.96           1.17            1.96           1.17             106
2001                 5,551           1.98           1.69            1.98           1.69             161
2000                   691           1.97           1.24            1.97           1.24             182
1999 3                 385           2.02           1.29            2.02           1.29             116
CLASS C
2003              $    680           2.05%          0.67%           2.05%          0.67%            171%
2002                   747           1.96           1.17            1.96           1.17             106
2001                    22           1.98           1.69            1.98           1.69             161
2000 3                   3           1.97           1.24            1.97           1.24             182
CLASS H
2003              $    764           2.05%          0.67%           2.05%          0.67%            171%
2002 3                 338           2.02           1.17            2.02           1.17             106

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 THE AGGRESSIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H
  COMMENCED OPERATIONS ON MARCH 6, 2001, MARCH 6, 2001, MAY 8, 2001, JUNE 28, 2001 AND FEBRUARY 20, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 THE BALANCED ALLOCATION FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H
  COMMENCED OPERATIONS ON JULY 10, 1998, JULY 31, 1998, NOVEMBER 11, 1998, APRIL 20, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

4 INCLUDES A TAX RETURN OF CAPITAL OF $(0.04), $(0.04), $(0.04) AND $(0.04) FOR
  CLASS I, CLASS A, CLASS B AND CLASS C, RESPECTIVELY, FOR THE AGGRESSIVE ALLOCATION FUND.

5 INCLUDES A TAX RETURN OF CAPITAL OF $(0.07), $(0.06), $(0.05), $(0.05) AND
  $(0.05) FOR CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H, RESPECTIVELY, FOR THE AGGRESSIVE ALLOCATION FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   41

FINANCIAL HIGHLIGHTS
ASSET ALLOCATION FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR       INCOME/(LOSS)    ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 9.66          $ 0.17 1          $(0.07)         $(0.19) 3       $(0.00)         $ 9.57            1.15%
2002           10.04            0.26 1           (0.36)          (0.28)          (0.00)           9.66           (0.97)
2001 2         10.00            0.07              0.02           (0.05)          (0.00)          10.04            0.94
CLASS A
2003          $ 9.66          $ 0.14 1          $(0.06)         $(0.17) 3       $(0.00)         $ 9.57            0.90%
2002           10.04            0.24 1           (0.36)          (0.26)          (0.00)           9.66           (1.21)
2001 2         10.00            0.07              0.02           (0.05)          (0.00)          10.04            0.90
CLASS B
2003          $ 9.65          $ 0.06 1          $(0.04)         $(0.12) 3       $(0.00)         $ 9.55            0.27%
2002 2          9.97            0.08 1           (0.22)          (0.18)          (0.00)           9.65           (1.46)
CLASS C
2003          $ 9.65          $ 0.09 1          $(0.06)         $(0.12) 3       $(0.00)         $ 9.56            0.34%
2002           10.04            0.10 1           (0.28)          (0.21)          (0.00)           9.65           (1.79)
2001 2         10.14            0.00             (0.10)          (0.00)          (0.00)          10.04           (0.99)
CLASS H
2003          $ 9.65          $ 0.08 1          $(0.06)         $(0.12) 3       $(0.00)         $ 9.55            0.26%
2002 2          9.59           (0.01) 1           0.08           (0.01)          (0.00)           9.65            0.77


                                                                  RATIO        RATIO OF NET
                                               RATIO OF NET    OF EXPENSES  INVESTMENT INCOME/
                                  RATIO OF      INVESTMENT      TO AVERAGE  (LOSS) TO AVERAGE
                NET ASSETS        EXPENSES     INCOME/(LOSS)    NET ASSETS     NET ASSETS      PORTFOLIO
                  END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
---------------------------------------------------------------------------------------------------------
 CONSERVATIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $  2,820           0.70%          1.83%           0.95%          1.58%           38%
2002                 2,752           1.02           2.68            1.27           2.43            27
2001 2               2,523           0.37           3.20            0.75           2.82             5
CLASS A
2003              $  3,048           0.95%          1.58%           1.20%          1.33%           38%
2002                 2,689           1.27           2.43            1.52           2.18            27
2001 2               2,522           0.62           2.95            1.00           2.57             5
CLASS B
2003              $    613           1.56%          0.97%           1.81%          0.72%           38%
2002 2                 163           1.88           1.82            2.13           1.57            27
CLASS C
2003              $    753           1.56%          0.97%           1.81%          0.72%           38%
2002                   702           1.88           1.82            2.13           1.57            27
2001 2                  55           1.22           2.35            1.60           1.97             5
CLASS H
2003              $    839           1.56%          0.97%           1.81%          0.72%           38%
2002 2                 360           3.46          (0.33)           3.72          (0.59)           27

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 THE CONSERVATIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B, CLASS C AND CLASS
  H COMMENCED OPERATIONS ON MARCH 6, 2001, MARCH 6, 2001, JULY 13, 2001, MAY 23, 2001 AND FEBRUARY 6, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 INCLUDES A TAX RETURN OF CAPITAL OF $(0.03), $(0.03), $(0.02), $(0.02) AND
  $(0.01) FOR CLASS I, CLASS A, CLASS B, CLASS C AND CLASS H, RESPECTIVELY, FOR THE CONSERVATIVE ALLOCATION FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

42   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                              FIXED INCOME FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS     DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR          INCOME       ON INVESTMENTS       INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 BOND FUND*
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 9.86           $0.48 3          $ 0.56          $(0.46)         $(0.00)         $10.44           10.74%
2002            9.71            0.56 3            0.14           (0.55)          (0.00)           9.86            7.40
2001            9.37            0.62              0.34           (0.62)          (0.00)           9.71           10.50
2000            9.93            0.59             (0.56)          (0.59)          (0.00)           9.37            0.35
1999           10.25            0.57             (0.30)          (0.57)          (0.02)           9.93            2.70
CLASS A
2003          $ 9.88           $0.46 3          $ 0.56          $(0.43)         $(0.00)         $10.47           10.57%
2002            9.73            0.54 3            0.14           (0.53)          (0.00)           9.88            7.13
2001            9.40            0.59              0.34           (0.60)          (0.00)           9.73           10.26
2000            9.95            0.57             (0.55)          (0.57)          (0.00)           9.40            0.05
1999           10.27            0.53             (0.29)          (0.54)          (0.02)           9.95            2.55
CLASS B
2003          $ 9.87           $0.38 3          $ 0.56          $(0.36)         $(0.00)         $10.45            9.70%
2002            9.72            0.47 3            0.14           (0.46)          (0.00)           9.87            6.39
2001            9.38            0.54              0.33           (0.53)          (0.00)           9.72            9.46
2000            9.93            0.50             (0.56)          (0.49)          (0.00)           9.38           (0.58)
1999           10.25            0.47             (0.30)          (0.47)          (0.02)           9.93            1.66
CLASS C
2003          $ 9.86           $0.38 3          $ 0.56          $(0.36)         $(0.00)         $10.44            9.70%
2002            9.71            0.45 3            0.16           (0.46)          (0.00)           9.86            6.39
2001 1          9.48            0.52              0.23           (0.52)          (0.00)           9.71            8.06
CLASS H
2003          $ 9.86           $0.38 3          $ 0.56          $(0.36)         $(0.00)         $10.44            9.71%
2002 1          9.81            0.04 3            0.04           (0.03)          (0.00)           9.86            0.86
------------------------------------------------------------------------------------------------------------------------------
GNMA FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $10.35           $0.47 3          $ 0.08          $(0.51)         $(0.00)         $10.39            5.40%
2002           10.21            0.58 3            0.15           (0.59)          (0.00)          10.35            7.32
2001            9.74            0.63              0.46           (0.62)          (0.00)          10.21           11.45
2000           10.10            0.59             (0.36)          (0.59)          (0.00)           9.74            2.48
1999           10.36            0.61             (0.20)          (0.60)          (0.07)          10.10            4.02
CLASS A
2003          $10.36           $0.44 3          $ 0.09          $(0.48)         $(0.00)         $10.41            5.13%
2002           10.23            0.56 3            0.14           (0.57)          (0.00)          10.36            6.95
2001            9.75            0.60              0.47           (0.59)          (0.00)          10.23           11.27
2000           10.10            0.57             (0.35)          (0.57)          (0.00)           9.75            2.33
1999           10.36            0.59             (0.20)          (0.58)          (0.07)          10.10            3.77
CLASS B
2003          $10.36           $0.37 3          $ 0.09          $(0.41)         $(0.00)         $10.41            4.40%
2002           10.23            0.48 3            0.14           (0.49)          (0.00)          10.36            6.21
2001            9.75            0.53              0.47           (0.52)          (0.00)          10.23           10.50
2000 2          9.76            0.40             (0.01)          (0.40)          (0.00)           9.75            4.07
CLASS C
2003          $10.37           $0.37 3          $ 0.09          $(0.41)         $(0.00)         $10.42            4.40%
2002           10.22            0.48 3            0.16           (0.49)          (0.00)          10.37            6.42
2001            9.75            0.53              0.46           (0.52)          (0.00)          10.22           10.39
2000 2          9.72            0.18              0.03           (0.18)          (0.00)           9.75            2.16
CLASS H
2003          $10.38           $0.37 3          $ 0.09          $(0.41)         $(0.00)         $10.43            4.50%
2002 2         10.31            0.06 3            0.06           (0.05)          (0.00)          10.38            1.17



                                                                  RATIO        RATIO OF NET
                                               RATIO OF NET    OF EXPENSES  INVESTMENT INCOME
                                  RATIO OF      INVESTMENT      TO AVERAGE     TO AVERAGE
                NET ASSETS        EXPENSES        INCOME       NET ASSETS      NET ASSETS       PORTFOLIO
                  END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE     (BEFORE FEE      TURNOVER
                YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)        WAIVERS)         RATE
---------------------------------------------------------------------------------------------------------
 BOND FUND*
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $617,012           0.71%          4.73%           0.71%          4.73%            213% 4
2002               798,688           0.71           5.70            0.71           5.70              98
2001               842,906           0.72           6.39            0.77           6.34              73
2000               294,308           0.87           6.14            0.89           6.12             155
1999               366,230           0.94           5.53            1.03           5.44             269
CLASS A
2003              $ 14,985           0.96%          4.48%           0.96%          4.48%            213% 4
2002                 9,530           0.96           5.45            0.96           5.45              98
2001                 8,944           0.97           6.14            1.02           6.09              73
2000                10,237           1.12           5.89            1.14           5.87             155
1999                11,916           1.19           5.29            1.28           5.20             269
CLASS B
2003              $  2,095           1.67%          3.77%           1.67%          3.77%            213% 4
2002                 2,133           1.67           4.74            1.67           4.74              98
2001                 2,317           1.67           5.44            1.67           5.44              73
2000                 2,373           1.87           5.14            1.89           5.12             155
1999                 4,548           1.94           4.53            2.03           4.44             269
CLASS C
2003              $    403           1.67%          3.77%           1.67%          3.77%            213% 4
2002                   150           1.67           4.74            1.67           4.74              98
2001 1                  62           1.67           5.44            1.67           5.44              73
CLASS H
2003              $   103            1.67%          3.77%           1.67%          3.77%            213% 4
2002 1                   5           1.62           5.62            1.62           5.62              98
---------------------------------------------------------------------------------------------------------
GNMA FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $151,990           0.77%          4.50%           0.77%          4.50%             89%
2002               155,187           0.76           5.65            0.76           5.65              46
2001               133,658           0.80           6.19            0.85           6.14              47
2000               119,653           0.80           6.04            0.86           5.98              79
1999                96,808           0.78           5.92            0.78           5.92              85
CLASS A
2003              $  7,535           1.02%          4.25%           1.02%          4.25%             89%
2002                 6,550           1.01           5.40            1.01           5.40              46
2001                 1,113           1.05           5.94            1.10           5.89              47
2000                 1,231           1.05           5.79            1.11           5.73              79
1999                 1,497           1.03           5.67            1.03           5.67              85
CLASS B
2003              $  1,878           1.73%          3.54%           1.73%          3.54%             89%
2002                   577           1.72           4.69            1.72           4.69              46
2001                   208           1.75           5.24            1.75           5.24              47
2000 2                 161           1.76           5.08            1.76           5.08              79
CLASS C
2003              $  2,172           1.73%          3.54%           1.73%          3.54%             89%
2002                 1,789           1.72           4.69            1.72           4.69              46
2001                    60           1.75           5.24            1.75           5.24              47
2000 2                  84           1.76           5.08            1.76           5.08              79
CLASS H
2003              $    395           1.73%          3.54%           1.73%          3.54%             89%
2002 2                  15           1.74           4.14            1.74           4.14              46

* EFFECTIVE JUNE 9, 2000, THE PARKSTONE BOND FUND WAS MERGED INTO THE ARMADA BOND FUND. THE FINANCIAL HIGHLIGHTS FOR THE PERIODS PRIOR TO JUNE 9, 2000 REFLECT THE PERFORMANCE HISTORY OF THE PARKSTONE BOND FUND. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES, INCLUDING THE NET ASSET VALUES AT THE END EACH PERIOD LISTED HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIOS OF .9799154 FOR CLASS I, .9725738 FOR CLASS A AND .9756871 FOR CLASS B ON THE DATE OF REORGANIZATION.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED, UNLESS
  OTHERWISE INDICATED. TOTAL RETURN EXCLUDES SALES CHARGE.

1 THE BOND FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JUNE 12, 2000 AND
  APRIL 30, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

2 GNMA FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON AUGUST 11,
  1999, JANUARY 27, 2000 AND APRIL 19, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

4 DUE TO ITS INVESTMENT STRATEGY, THE FUND MAY BUY AND SELL SECURITIES
  FREQUENTLY. THIS MAY RESULT IN HIGHER TRANSACTION COSTS AND ADDITIONAL CAPITAL GAINS TAX LIABILITIES, AND MAY LOWER FUND PERFORMANCE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   43

FINANCIAL HIGHLIGHTS
FIXED INCOME FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR          INCOME       ON INVESTMENTS       INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $10.40          $ 0.43 1          $ 0.69          $(0.43)         $(0.00)         $11.09           11.00%
2002           10.24           0.55 1             0.16           (0.55)          (0.00)          10.40            7.05
2001            9.90            0.64              0.34           (0.64)          (0.00)          10.24           10.16
2000           10.39            0.64             (0.48)          (0.64)          (0.01)           9.90            1.50
1999           10.59            0.56             (0.14)          (0.56)          (0.06)          10.39            3.98
CLASS A
2003          $10.42          $ 0.41 1          $ 0.69          $(0.41)         $(0.00)         $11.11           10.71%
2002           10.26            0.52 1            0.16           (0.52)          (0.00)          10.42            6.78
2001            9.92            0.62              0.34           (0.62)          (0.00)          10.26            9.88
2000           10.41            0.61             (0.48)          (0.61)          (0.01)           9.92            1.25
1999           10.63            0.54             (0.16)          (0.54)          (0.06)          10.41            3.54
CLASS B
2003          $10.42          $ 0.33 1          $ 0.69          $(0.33)         $(0.00)         $11.11            9.94%
2002           10.26            0.45 1            0.16           (0.45)          (0.00)          10.42            6.03
2001            9.93            0.56              0.31           (0.54)          (0.00)          10.26            9.00
2000           10.41            0.54             (0.47)          (0.54)          (0.01)           9.93            0.64
1999           10.63            0.45             (0.15)          (0.46)          (0.06)          10.41            2.83
CLASS C
2003          $10.44          $ 0.33 1          $ 0.69          $(0.33)         $(0.00)         $11.13            9.93%
2002           10.28            0.44 1            0.17           (0.45)          (0.00)          10.44            6.03
2001            9.93            0.55              0.35           (0.55)          (0.00)          10.28            9.22
2000 2          9.91           (0.00)             0.02           (0.00)          (0.00)           9.93            0.22
CLASS H
2003          $10.44          $ 0.33 1          $ 0.69          $(0.33)         $(0.00)         $11.13            9.93%
2002 2         10.36            0.05 1            0.08           (0.05)          (0.00)          10.44            1.27
------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 9.97          $ 0.32 1          $ 0.22          $(0.34)         $(0.00)         $10.17            5.58%
2002            9.87            0.49 1            0.10           (0.49)          (0.00)           9.97            6.09
2001            9.70            0.60              0.17           (0.60)          (0.00)           9.87            8.21
2000            9.96            0.57             (0.26)          (0.57)          (0.00)           9.70            3.22
1999           10.06            0.56             (0.05)          (0.56)          (0.05)           9.96            5.14
CLASS A
2003          $10.00          $ 0.30 1          $ 0.21          $(0.31)         $(0.00)         $10.20            5.21%
2002            9.90            0.47 1            0.10           (0.47)          (0.00)          10.00            5.87
2001            9.74            0.60              0.16           (0.60)          (0.00)           9.90            7.99
2000            9.99            0.56             (0.24)          (0.57)          (0.00)           9.74            3.47
1999           10.08            0.56             (0.05)          (0.55)          (0.05)           9.99            4.94
CLASS B
2003          $10.00          $ 0.23 1          $ 0.21          $(0.24)         $(0.00)         $10.20            4.47%
2002            9.90            0.39 1            0.11           (0.40)          (0.00)          10.00            5.07
2001            9.73            0.51              0.17           (0.51)          (0.00)           9.90            7.16
2000 3          9.90            0.39             (0.17)          (0.39)          (0.00)           9.73            2.22
CLASS C
2003          $10.00          $ 0.23 1          $ 0.21          $(0.24)         $(0.00)         $10.20            4.47%
2002            9.89            0.36 1            0.15           (0.40)          (0.00)          10.00            5.19
2001            9.73            0.51              0.16           (0.51)          (0.00)           9.89            7.06
2000 3          9.85            0.18             (0.12)          (0.18)          (0.00)           9.73            0.56
CLASS H
2003          $10.00          $ 0.19 1          $ 0.25          $(0.24)         $(0.00)         $10.20            4.48%
2002 3         10.03            0.11 1           (0.03)          (0.11)          (0.00)          10.00            0.79


                                                                   RATIO       RATIO OF NET
                                                RATIO OF NET    OF EXPENSES  INVESTMENT INCOME
                                   RATIO OF      INVESTMENT      TO AVERAGE    TO AVERAGE
                 NET ASSETS        EXPENSES        INCOME        NET ASSETS     NET ASSETS      PORTFOLIO
                   END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                 YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------
 INTERMEDIATE BOND FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003               $418,964           0.58%          4.01%           0.73%          3.86%            129%
2002                346,788           0.57           5.27            0.72           5.12             141
2001                345,059           0.59           6.34            0.79           6.14             133
2000                294,998           0.58           6.22            0.79           6.01             201
1999                313,368           0.61           5.21            0.75           5.07             256
CLASS A
2003               $ 11,250           0.83%          3.76%           0.98%          3.61%            129%
2002                  8,926           0.82           5.02            0.97           4.87             141
2001                  8,172           0.84           6.09            1.04           5.89             133
2000                  3,874           0.83           5.97            1.04           5.76             201
1999                  5,129           0.86           4.96            1.00           4.82             256
CLASS B
2003               $  4,245           1.54%          3.05%           1.69%          2.90%            129%
2002                  1,445           1.53           4.31            1.68           4.16             141
2001                  1,392           1.54           5.39            1.69           5.24             133
2000                    733           1.54           5.26            1.69           5.11             201
1999                    709           1.57           4.25            1.71           4.11             256
CLASS C
2003               $    654           1.54%          3.05%           1.69%          2.90%            129%
2002                    413           1.53           4.31            1.68           4.16             141
2001                    180           1.54           5.39            1.69           5.24             133
2000 2                  191           1.54           5.26            1.69           5.11             201
CLASS H
2003               $    221           1.54%          3.05%           1.69%          2.90%            129%
2002 2                   39           1.54           4.16            1.70           4.00             141
----------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003               $308,986           0.54%          3.17%           0.64%          3.07%            117%
2002                213,322           0.53           4.89            0.63           4.79             110
2001                190,243           0.55           5.98            0.73           5.80              87
2000                 93,652           0.54           5.84            0.74           5.64              90
1999                 72,291           0.43           5.49            0.65           5.27             190
CLASS A
2003               $ 11,369           0.79%          2.92%           0.89%          2.82%            117%
2002                  7,039           0.73           4.69            0.83           4.59             110
2001                  5,022           0.65           5.88            0.83           5.70              87
2000                    873           0.64           5.74            0.84           5.54              90
1999                    550           0.53           5.39            0.75           5.17             190
CLASS B
2003               $  1,721           1.50%          2.21%           1.60%          2.11%            117%
2002                  1,329           1.49           3.93            1.59           3.83             110
2001                    742           1.53           5.00            1.63           4.90              87
2000 3                  180           1.54           4.84            1.64           4.74              90
CLASS C
2003               $  1,572           1.50%          2.21%           1.60%          2.11%            117%
2002                    888           1.49           3.93            1.59           3.83             110
2001                     64           1.53           5.00            1.63           4.90              87
2000 3                   18           1.54           4.84            1.64           4.74              90
CLASS H
2003               $  1,051           1.50%          2.21%           1.60%          2.11%            117%
2002 3                  174           1.48           3.39            1.58           3.29             110

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 INTERMEDIATE BOND FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON MAY 30,
  2000 AND APRIL 18, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 LIMITED MATURITY BOND FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS
  ON AUGUST 11, 1999, JANUARY 27, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

44   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                              FIXED INCOME FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR          INCOME       ON INVESTMENTS       INCOME     CAPITAL GAINS      OF YEAR          RETURN+
-----------------------------------------------------------------------------------------------------------------------------
 SHORT DURATION BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2003 2        $10.00          $0.09 1           $ 0.08          $(0.09)         $(0.00)         $10.08            1.67%
CLASS A
2003 2        $10.02          $0.06 1           $ 0.06          $(0.06)         $(0.00)         $10.08            1.23%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $10.23           $0.49 1          $ 0.92          $(0.53)         $(0.10)         $11.01           14.18%
2002           10.02            0.55 1            0.21           (0.55)          (0.00)          10.23            7.76
2001            9.48            0.59              0.54           (0.59)          (0.00)          10.02           12.04
2000            9.99            0.60             (0.45)          (0.60)          (0.06)           9.48            1.78
1999           10.25            0.58             (0.22)          (0.58)          (0.04)           9.99            3.54
CLASS A
2003          $10.24           $0.45 1          $ 0.92          $(0.50)         $(0.10)         $11.01           13.79%
2002           10.02            0.53 1            0.22           (0.53)          (0.00)          10.24            7.60
2001            9.47            0.55              0.56           (0.56)          (0.00)          10.02           12.00
2000            9.98            0.57             (0.44)          (0.58)4         (0.06)           9.47            1.41
1999           10.25            0.56             (0.23)          (0.56)          (0.04)           9.98            3.18
CLASS B
2003          $10.27           $0.39 1          $ 0.91          $(0.43)         $(0.10)         $11.04           12.97%
2002           10.05            0.46 1            0.21           (0.45)          (0.00)          10.27            6.83
2001            9.50            0.48              0.56           (0.49)          (0.00)          10.05           11.18
2000 3          9.73            0.39             (0.19)          (0.37)          (0.06)           9.50            2.17
CLASS C
2003          $10.25           $0.38 1          $ 0.93          $(0.43)         $(0.10)         $11.03           13.09%
2002           10.04            0.46 1            0.20           (0.45)          (0.00)          10.25            6.73
2001 3          9.73            0.32              0.31           (0.32)          (0.00)          10.04            6.54
CLASS H
2003 3        $10.67           $0.15 1          $ 0.36          $(0.15)         $ 0.00          $11.03            4.78%



                                                                    RATIO        RATIO OF NET
                                                 RATIO OF NET    OF EXPENSES  INVESTMENT INCOME
                                    RATIO OF      INVESTMENT      TO AVERAGE    TO AVERAGE
                  NET ASSETS        EXPENSES        INCOME       NET ASSETS      NET ASSETS      PORTFOLIO
                    END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                  YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
-----------------------------------------------------------------------------------------------------------
 SHORT DURATION BOND FUND
-----------------------------------------------------------------------------------------------------------
CLASS I
2003 2              $129,599           0.26%          1.81%           0.58%          1.49%            239%
CLASS A
2003 2              $    109           0.52%          1.55%           0.84%          1.17%            239%
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
-----------------------------------------------------------------------------------------------------------
CLASS I
2003                $241,404           0.58%          4.60%           0.73%          4.45%            108%
2002                 259,402           0.55           5.42            0.72           5.25              88
2001                 355,344           0.51           5.95            0.79           5.67             182
2000                 331,026           0.48           6.17            0.77           5.88             121
1999                 328,417           0.45           5.72            0.65           5.52             142
CLASS A
2003                $  4,122           0.83%          4.35%           0.98%          4.20%            108%
2002                   1,350           0.80           5.17            0.97           5.00              88
2001                   1,183           0.76           5.70            1.04           5.42             182
2000                   5,035           0.73           5.92            1.02           5.63             121
1999                   4,686           0.69           5.48            0.89           5.28             142
CLASS B
2003                $    902           1.54%          3.64%           1.69%          3.49%            108%
2002                     301           1.51           4.46            1.68           4.29              88
2001                     147           1.49           4.97            1.69           4.77             182
2000 3                     1           1.47           5.18            1.67           4.98             121
CLASS C
2003                $    340           1.54%          3.64%           1.69%          3.49%            108%
2002                      38           1.51           4.46            1.68           4.29              88
2001 3                    20           1.49           4.97            1.69           4.77             182
CLASS H
2003 3              $     50           1.54%          3.50%           1.69%          3.35%            108%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 SHORT DURATION BOND FUND CLASS I AND CLASS A COMMENCED OPERATIONS ON DECEMBER
  2, 2002 AND JANUARY 6, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 TOTAL RETURN ADVANTAGE FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS
  ON SEPTEMBER 29, 1999, OCTOBER 3, 2000, AND DECEMBER 30, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

4 INCLUDES DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME OF $(0.01) FOR CLASS
  A OF THE TOTAL RETURN ADVANTAGE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   45

FINANCIAL HIGHLIGHTS
FIXED INCOME FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR          INCOME       ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
-----------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $ 9.45           $0.39 1          $ 0.19          $(0.45)         $(0.00)         $ 9.58            6.15%
2002            9.22            0.50 1            0.22           (0.49)          (0.00)           9.45            7.94
2001            8.77            0.57              0.45           (0.57)          (0.00)           9.22           11.95
2000            9.13            0.56             (0.36)          (0.56)          (0.00)           8.77            2.26
1999            9.27            0.57             (0.14)          (0.57)          (0.00)           9.13            4.73
CLASS A
2003          $ 9.45           $0.37 1          $ 0.18          $(0.43)         $(0.00)         $ 9.57            5.89%
2002            9.22            0.47 1            0.22           (0.46)          (0.00)           9.45            7.67
2001            8.77            0.55              0.45           (0.55)          (0.00)           9.22           11.66
2000            9.13            0.54             (0.37)          (0.53)          (0.00)           8.77            1.96
1999            9.27            0.55             (0.14)          (0.55)          (0.00)           9.13            4.46
CLASS B
2003          $ 9.42           $0.30 1          $ 0.19          $(0.36)         $(0.00)         $ 9.55            5.14%
2002            9.19            0.41 1            0.22           (0.40)          (0.00)           9.42            6.93
2001            8.74            0.49              0.44           (0.48)          (0.00)           9.19           10.90
2000            9.11            0.48             (0.38)          (0.47)          (0.00)           8.74            1.10
1999            9.24            0.47             (0.13)          (0.47)          (0.00)           9.11            3.76
CLASS C
2003          $ 9.43           $0.30 1          $ 0.19          $(0.36)         $(0.00)         $ 9.56            5.15%
2002            9.20            0.41 1            0.22           (0.40)          (0.00)           9.43            6.93
2001 2          8.83            0.45              0.37           (0.45)          (0.00)           9.20            9.51
CLASS H
2003          $ 9.43           $0.30 1          $ 0.19          $(0.36)         $(0.00)         $ 9.56            5.27%
2002 2          9.39            0.15 1            0.01           (0.12)          (0.00)           9.43            1.73


                                                                   RATIO        RATIO OF NET
                                                RATIO OF NET    OF EXPENSES  INVESTMENT INCOME
                                   RATIO OF      INVESTMENT      TO AVERAGE     TO AVERAGE
                 NET ASSETS        EXPENSES        INCOME        NET ASSETS     NET ASSETS      PORTFOLIO
                   END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                 YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------
CLASS I
2003               $190,678           0.77%          4.09%           0.77%          4.09%            364%
2002                185,755           0.76           5.29            0.76           5.29             219
2001                155,683           0.79           6.27            0.84           6.22              78
2000                134,250           0.83           6.28            0.94           6.17              74
1999                150,113           0.75           6.15            1.09           5.81              53
CLASS A
2003               $ 18,067           1.02%          3.84%           1.02%          3.84%            364%
2002                 13,387           1.01           5.04            1.01           5.04             219
2001                 13,863           1.03           6.03            1.08           5.98              78
2000                 20,790           1.08           6.03            1.19           5.92              74
1999                 38,190           1.00           5.92            1.34           5.58              53
CLASS B
2003               $  7,330           1.73%          3.13%           1.73%          3.13%            364%
2002                  6,801           1.72           4.33            1.72           4.33             219
2001                  7,160           1.74           5.32            1.74           5.32              78
2000                  9,192           1.83           5.28            1.94           5.17              74
1999                 16,373           1.75           5.15            2.09           4.81              53
CLASS C
2003               $  1,246           1.73%          3.13%           1.73%          3.13%            364%
2002                    752           1.72           4.33            1.72           4.33             219
2001 2                  113           1.74           5.32            1.74           5.32              78
CLASS H
2003               $    427           1.73%          3.13%           1.73%          3.13%            364%
2002 2                   22           1.69           4.40            1.69           4.40             219

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 U.S. GOVERNMENT INCOME FUND CLASS C AND CLASS H COMMENCED OPERATIONS ON JUNE
  21, 2000 AND FEBRUARY 5, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 DUE TO ITS INVESTMENT STRATEGY, THE FUND MAY BUY AND SELL SECURITIES
  FREQUENTLY. THIS MAY RESULT IN HIGHER TRANSACTION COSTS AND ADDITIONAL CAPITAL GAINS TAX LIABILITIES, AND MAY LOWER FUND PERFORMANCE.

SEE NOTES TO FINANCIAL STATEMENTS.

46   MAY 31, 2003

                                                            FINANCIAL HIGHLIGHTS
                                                             TAX FREE BOND FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR          INCOME       ON INVESTMENTS      INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 MICHIGAN MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $11.03           $0.47 4          $ 0.44          $(0.47)         $(0.02)         $11.45            8.51%
2002 3         10.94            0.49 4            0.10           (0.49)          (0.01)          11.03            5.54
2001           10.38            0.50              0.56           (0.50)          (0.00)          10.94           10.36
2000           10.91            0.47             (0.52)          (0.47)          (0.01)          10.38           (0.42)
1999           11.06            0.47             (0.08)          (0.47)          (0.07)          10.91            3.54
CLASS A
2003          $11.02           $0.45 4          $ 0.44          $(0.45)         $(0.02)         $11.44            8.23%
2002 3         10.93            0.47 4            0.10           (0.47)          (0.01)          11.02            5.33
2001           10.38            0.49              0.55           (0.49)          (0.00)          10.93           10.13
2000           10.91            0.45             (0.53)          (0.44)          (0.01)          10.38           (0.68)
1999           11.06            0.44             (0.08)          (0.44)          (0.07)          10.91            3.38
CLASS B
2003          $11.03           $0.37 4          $ 0.45          $(0.37)         $(0.02)         $11.46            7.57%
2002 3         10.95            0.39 4            0.09           (0.39)          (0.01)          11.03            4.44
2001           10.39            0.40              0.56           (0.40)          (0.00)          10.95            9.31
2000           10.92            0.37             (0.53)          (0.36)          (0.01)          10.39           (1.41)
1999           11.07            0.36             (0.08)          (0.36)          (0.07)          10.92            2.52
CLASS C
2003          $11.03           $0.37 4          $ 0.45          $(0.37)         $(0.02)         $11.46            7.57%
2002 1,3       11.05            0.32 4           (0.02)          (0.31)          (0.01)          11.03            2.81
------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $10.17           $0.40 4          $ 0.44          $(0.40)         $(0.00)         $10.61            8.45%
2002 3         10.01            0.42 4            0.16           (0.42)          (0.00)          10.17            5.86
2001            9.50            0.43              0.51           (0.43)          (0.00)          10.01           10.07
2000            9.96            0.42             (0.45)          (0.42)          (0.01)           9.50           (0.24)
1999           10.03            0.45             (0.04)          (0.45)          (0.03)           9.96            4.07
CLASS A
2003          $10.21           $0.38 4          $ 0.43          $(0.38)         $(0.00)         $10.64            8.07%
2002 3         10.05            0.41 4            0.15           (0.40)          (0.00)          10.21            5.65
2001            9.54            0.42              0.51           (0.42)          (0.00)          10.05            9.94
2000            9.97            0.41             (0.42)          (0.41)          (0.01)           9.54           (0.02)
1999 2         10.04            0.41             (0.04)          (0.41)          (0.03)           9.97            3.67
CLASS B
2003          $10.16           $0.30 4          $ 0.44          $(0.30)         $(0.00)         $10.60            7.43%
2002 3         10.00            0.33 4            0.16           (0.33)          (0.00)          10.16            4.92
2001            9.50            0.35              0.50           (0.35)          (0.00)          10.00            9.09
2000            9.96            0.34             (0.45)          (0.34)          (0.01)           9.50           (1.05)
1999 2         10.23            0.13             (0.26)          (0.14)          (0.00)           9.96           (1.22)
CLASS C
2003          $10.17           $0.30 4          $ 0.43          $(0.30)         $(0.00)         $10.60            7.33%
2002 3         10.01            0.33 4            0.15           (0.32)          (0.00)          10.17            4.86
2001++          9.50            0.27              0.51           (0.27)          (0.00)          10.01            8.30
2000 2          9.52            0.03             (0.02)          (0.03)          (0.00)           9.50            0.09
CLASS H
2003 2        $10.33           $0.15 4          $ 0.27          $(0.15)         $(0.00)         $10.60            3.96%




                                                                  RATIO       RATIO OF NET
                                               RATIO OF NET    OF EXPENSES  INVESTMENT INCOME
                                  RATIO OF      INVESTMENT      TO AVERAGE     TO AVERAGE
                NET ASSETS        EXPENSES        INCOME       NET ASSETS      NET ASSETS      PORTFOLIO
                  END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE     (BEFORE FEE      TURNOVER
                YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)        WAIVERS)         RATE
---------------------------------------------------------------------------------------------------------
 MICHIGAN MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003              $147,331           0.60%          4.24%           0.75%          4.09%            7%
2002 3             137,902           0.59           4.47            0.74           4.32             6
2001               148,726           0.60           4.62            0.80           4.42            16
2000               156,734           0.81           4.46            0.91           4.36            10
1999               192,536           0.76           4.21            1.05           3.92             7
CLASS A
2003              $ 14,112           0.85%          3.99%           1.00%          3.84%            7%
2002 3              15,638           0.79           4.27            0.94           4.12             6
2001                13,816           0.70           4.52            0.90           4.32            16
2000                14,799           1.06           4.21            1.16           4.11            10
1999                28,305           1.01           3.96            1.29           3.68             7
CLASS B
2003              $  1,985           1.56%          3.28%           1.71%          3.13%            7%
2002 3               1,960           1.50           3.56            1.65           3.41             6
2001                 1,937           1.55           3.67            1.70           3.52            16
2000                 1,881           1.81           3.46            1.91           3.36            10
1999                 3,217           1.76           3.21            2.05           2.92             7
CLASS C
2003              $    320           1.56%          3.28%           1.71%          3.13%            7%
2002 1,3               283           1.55           3.51            1.70           3.36             6
-------------------------------------------------------------------------------------------------------
NATIONAL TAX EXEMPT BOND FUND
-------------------------------------------------------------------------------------------------------
CLASS I
2003              $175,441           0.60%          3.92%           0.75%          3.77%           11%
2002 3             167,578           0.60           4.19            0.75           4.04            19
2001               162,015           0.60           4.39            0.80           4.19            27
2000                95,634           0.54           4.37            0.81           4.10            65
1999               100,638           0.36           4.39            0.87           3.88            23
CLASS A
2003              $  4,443           0.85%          3.67%           1.00%          3.52%           11%
2002 3               7,385           0.80           3.99            0.95           3.84            19
2001                 6,644           0.70           4.29            0.90           4.09            27
2000                 4,009           0.64           4.27            0.91           4.00            65
1999 2               4,205           0.46           4.29            0.97           3.78            23
CLASS B
2003              $    828           1.56%          2.96%           1.71%          2.81%           11%
2002 3                 749           1.51           3.28            1.66           3.13            19
2001                   500           1.40           3.59            1.55           3.44            27
2000                   224           1.35           3.56            1.56           3.35            65
1999 2                 275           1.17           3.58            1.68           3.07            23
CLASS C
2003              $     91           1.56%          2.96%           1.71%          2.81%           11%
2002 3                  19           1.56           3.23            1.71           3.08            19
2001++                  82           1.55           3.44            1.70           3.29            27
2000 2                  --           1.50           3.41            1.65           3.26            65
CLASS H
2003 2            $      5           1.56%          2.96%           1.71%          2.81%           11%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

++INFORMATION PRESENTED FOR THE NATIONAL TAX EXEMPT BOND FUND CLASS C REFLECTS
  THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.

1 MICHIGAN MUNICIPAL BOND CLASS C COMMENCED OPERATIONS ON AUGUST 6, 2001. ALL
  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

2 NATIONAL TAX EXEMPT BOND FUND CLASS A, CLASS B, CLASS C AND CLASS H COMMENCED
  OPERATIONS ON JUNE 22, 1998, JANUARY 28, 1999, FEBRUARY 24, 2000 AND DECEMBER 16, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS REGARDING IMPLEMENTATION OF NEW
  ACCOUNTING STANDARDS.

4 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   47

FINANCIAL HIGHLIGHTS
TAX FREE BOND FUNDS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



             NET ASSET                       REALIZED AND      DIVIDENDS    DISTRIBUTIONS
               VALUE,            NET          UNREALIZED        FROM NET       FROM NET        NET ASSET
             BEGINNING       INVESTMENT       GAIN (LOSS)      INVESTMENT      REALIZED       VALUE, END          TOTAL
              OF YEAR          INCOME       ON INVESTMENTS       INCOME      CAPITAL GAINS      OF YEAR          RETURN+
------------------------------------------------------------------------------------------------------------------------------
 OHIO TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $11.20           $0.44 1          $ 0.50          $(0.44)         $(0.00)         $11.70            8.56%
2002 4         11.04            0.47 1            0.16           (0.47)          (0.00)          11.20            5.81
2001           10.49            0.48              0.55           (0.48)          (0.00)          11.04           10.00
2000           11.03            0.48             (0.53)          (0.48)          (0.01)          10.49           (0.40)
1999           11.13            0.53             (0.09)          (0.53)          (0.01)          11.03            3.94
CLASS A
2003          $11.17           $0.41 1          $ 0.49          $(0.41)         $(0.00)         $11.66            8.21%
2002 4         11.00            0.44 1            0.18           (0.45)          (0.00)          11.17            5.70
2001           10.46            0.47              0.54           (0.47)          (0.00)          11.00            9.81
2000           11.00            0.47             (0.53)          (0.47)          (0.01)          10.46           (0.51)
1999           11.09            0.52             (0.08)          (0.52)          (0.01)          11.00            3.93
CLASS B
2003          $11.14           $0.33 1          $ 0.49          $(0.33)         $(0.00)         $11.63            7.47%
2002 2,4       11.10            0.18 1            0.04           (0.18)          (0.00)          11.14            1.99
CLASS C
2003          $11.15           $0.33 1          $ 0.49          $(0.33)         $(0.00)         $11.64            7.46%
2002 4         11.00            0.36 1            0.15           (0.36)          (0.00)          11.15            4.72
2001 2         10.61            0.36              0.38           (0.35)          (0.00)          11.00            7.08
CLASS H
2003          $11.15           $0.33 1          $ 0.49          $(0.33)         $(0.00)         $11.64            7.47%
2002 2,4       10.95            0.06 1            0.20           (0.06)          (0.00)          11.15            2.35
------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2003          $10.47           $0.41 1          $ 0.49          $(0.41)         $(0.00)         $10.96            8.76%
2002 4         10.36            0.46 1            0.11           (0.46)          (0.00)          10.47            5.57
2001            9.89            0.47 1            0.47           (0.47)          (0.00)          10.36            9.64
2000           10.39            0.45             (0.46)          (0.47)          (0.02)           9.89           (0.06)
1999           10.45            0.51             (0.07)          (0.49)          (0.01)          10.39            4.21
CLASS A
2003          $10.49           $0.38 1          $ 0.49          $(0.38)         $(0.00)         $10.98            8.48%
2002 4         10.38            0.44 1            0.11           (0.44)          (0.00)          10.49            5.36
2001            9.91            0.46 1            0.47           (0.46)          (0.00)          10.38            9.52
2000           10.40            0.44             (0.45)          (0.46)          (0.02)           9.91           (0.05)
1999           10.45            0.48             (0.04)          (0.48)          (0.01)          10.40            4.21
CLASS C
2003          $10.48           $0.31 1          $ 0.49          $(0.31)         $(0.00)         $10.97            7.73%
2002 4         10.38            0.35 1            0.11           (0.36)          (0.00)          10.48            4.46
2001++          9.91            0.04 1            0.47           (0.04)          (0.00)          10.38            5.18
2000 3          9.95            0.13             (0.14)          (0.03)          (0.00)           9.91           (0.06)


                                                                    RATIO        RATIO OF NET
                                                 RATIO OF NET    OF EXPENSES  INVESTMENT INCOME
                                    RATIO OF      INVESTMENT      TO AVERAGE     TO AVERAGE
                  NET ASSETS        EXPENSES        INCOME       NET ASSETS      NET ASSETS       PORTFOLIO
                    END OF         TO AVERAGE     TO AVERAGE     (BEFORE FEE    (BEFORE FEE       TURNOVER
                  YEAR (000)       NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)          RATE
-----------------------------------------------------------------------------------------------------------
 OHIO TAX EXEMPT BOND FUND
-----------------------------------------------------------------------------------------------------------
CLASS I
2003                $167,899           0.60%          3.85%           0.75%          3.70%            6%
2002 4               154,461           0.60           4.20            0.75           4.05            19
2001                 156,655           0.56           4.44            0.76           4.24            20
2000                 166,164           0.52           4.52            0.80           4.24            31
1999                 205,365           0.28           4.77            0.78           4.27            19
CLASS A
2003                $ 14,859           0.85%          3.60%           1.00%          3.45%            6%
2002 4                11,639           0.80           4.00            0.95           3.85            19
2001                   8,460           0.66           4.34            0.86           4.14            20
2000                   5,173           0.62           4.42            0.90           4.14            31
1999                   4,808           0.38           4.67            0.88           4.17            19
CLASS B
2003                $    706           1.56%          2.89%           1.71%          2.74%            6%
2002 2,4                 161           1.51           3.29            1.66           3.14            19
CLASS C
2003                $  1,091           1.56%          2.89%           1.71%          2.74%            6%
2002 4                 1,025           1.56           3.24            1.71           3.09            19
2001 2                   281           1.51           3.49            1.66           3.34            20
CLASS H
2003                $    147           1.56%          2.89%           1.71%          2.74%            6%
2002 2,4                  30           1.59           3.16            1.74           3.01            19
---------------------------------------------------------------------------------------------------------
 PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------
CLASS I
2003                $ 55,503           0.65%          3.84%           0.80%          3.69%           12%
2002 4                51,319           0.64           4.40            0.79           4.25            13
2001                  45,441           0.63           4.57            0.86           4.34            25
2000                  45,021           0.53           4.55            0.84           4.24            38
1999                  40,171           0.48           4.80            0.83           4.45            15
CLASS A
2003                $  1,118           0.90%          3.59%           1.05%          3.44%           12%
2002 4                 1,015           0.84           4.20            0.99           4.05            13
2001                     399           0.73           4.47            0.96           4.24            25
2000                     216           0.63           4.45            0.94           4.14            38
1999                     218           0.58           4.70            0.93           4.35            15
CLASS C
2003                $    907           1.61%          2.88%           1.76%          2.73%           12%
2002 4                   463           1.60           3.44            1.75           3.29            13
2001++                     4           1.24           3.72            1.42           3.54            25
2000 3                    --           1.53           3.55            1.68           3.40            38

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.

++INFORMATION PRESENTED FOR THE PENNSYLVANIA MUNICIPAL BOND FUND CLASS C
  REFLECTS THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.

1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

2 OHIO TAX EXEMPT BOND FUND CLASS B, CLASS C AND CLASS H COMMENCED OPERATIONS ON
  DECEMBER 4, 2001, JUNE 23, 2000 AND APRIL 1, 2002, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

3 PENNSYLVANIA MUNICIPAL BOND FUND CLASS C COMMENCED OPERATIONS ON FEBRUARY 24,
  2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

4 SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS REGARDING IMPLEMENTATION OF NEW
  ACCOUNTING STANDARDS.

SEE NOTES TO FINANCIAL STATEMENTS.

48   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA CORE EQUITY FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
BASIC MATERIALS -- 6.1%
  International Paper                                  80,400       $ 2,948
  Praxair                                              57,100         3,426
  Weyerhaeuser                                         66,900         3,370
                                                                    -------
                                                                      9,744
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.4%
  First Data                                           94,400         3,910
  Sungard Data Systems*                               131,600         3,027
                                                                    -------
                                                                      6,937
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 4.8%
  Lowe's                                               82,400         3,482
  TJX                                                 229,300         4,173
                                                                    -------
                                                                      7,655
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 6.3%
  Estee Lauder, Cl A                                   77,000         2,566
  H.J. Heinz                                           80,700         2,669
  Kimberly-Clark                                       91,400         4,746
                                                                    -------
                                                                      9,981
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.1%
  Gannett                                              42,700         3,373
--------------------------------------------------------------------------------
ENERGY -- 8.8%
  ChevronTexaco                                        54,015         3,832
  ConocoPhillips                                       59,429         3,207
  Exxon Mobil                                         101,400         3,691
  Occidental Petroleum                                 97,400         3,286
                                                                    -------
                                                                     14,016
--------------------------------------------------------------------------------
FINANCIALS -- 19.8%
  Bank of America                                      48,600         3,606
  Chubb#                                               55,000         3,522
  Citigroup                                           115,600         4,742
  FleetBoston Financial                               148,700         4,397
  JP Morgan Chase                                     155,000         5,093
  Lincoln National                                    102,900         3,581
  Metlife                                             127,100         3,555
  Morgan Stanley Dean Witter                           67,400         3,084
                                                                    -------
                                                                     31,580
--------------------------------------------------------------------------------
HEALTHCARE -- 13.6%
  Abbott Laboratories                                  82,500         3,675
  Anthem*                                              48,800         3,580
  Bristol-Myers Squibb                                138,600         3,548
  Eli Lilly                                            45,400         2,714
  Merck                                                61,300         3,407
  Pfizer                                              152,300         4,724
                                                                    -------
                                                                     21,648
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------
INDUSTRIALS -- 6.1%
  3M                                                   22,100       $ 2,795
  Caterpillar                                          65,700         3,426
  United Technologies                                  51,900         3,542
                                                                    -------
                                                                      9,763
--------------------------------------------------------------------------------
TECHNOLOGY -- 18.5%
  Dell Computer*                                      104,300         3,264
  Intel                                               195,800         4,080
  Lexmark*                                             55,800         4,152
  Microsoft                                           193,200         4,755
  Northrop Grumman                                     36,100         3,175
  Oracle*                                             288,100         3,748
  Symantec*                                            63,200         2,858
  Texas Instruments                                   164,700         3,376
                                                                    -------
                                                                     29,408
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 5.6%
  BellSouth                                           175,000         4,639
  Verizon Communications                              111,200         4,209
                                                                    -------
                                                                      8,848
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.9%
  Union Pacific                                        49,200         3,001
--------------------------------------------------------------------------------

Total Common Stock (Cost $151,599)                                  155,954
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.7%
  Armada Money Market Fund, Class I+                2,729,764         2,730
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $2,730)                   2,730
--------------------------------------------------------------------------------

Total Investments -- 99.7% (Cost $154,329)                           158,684
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 2.1% (Cost $3,371)++                                  3,371
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (1.8)%
  Investment Advisory Fees Payable                                      (98)
  12b-1 Fees Payable
   Class I                                                              (14)
   Class B                                                               (1)
  Administration Fees Payable                                            (9)
  Custody Fees Payable                                                   (3)
  Payable For Collateral For Loaned Securities                       (3,371)
  Other Assets & Liabilities                                            542
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (2,954)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $159,101
--------------------------------------------------------------------------------


                                                                MAY 31, 2003  49

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA CORE EQUITY FUND


--------------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
--------------------------------------------------------------------------------



NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                        $167,384
Undistributed net investment income                                     301
Accumulated net realized loss on investments                        (12,939)
Net unrealized appreciation on investments                            4,355
--------------------------------------------------------------------------------
Total Net Assets                                                   $159,101
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($152,055,202 / 15,869,240 outstanding
  shares of beneficial interest)                                      $9.58

--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($4,702,991 / 495,622 outstanding shares of beneficial interest)    $9.49

--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.49 / 94.50%)          $10.04

--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,698,587 / 184,162 outstanding shares of beneficial interest)    $ 9.22

--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($515,921 / 55,894 outstanding shares of beneficial interest)       $ 9.23

--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($128,109 / 13,910 outstanding shares of beneficial interest)       $ 9.21

--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($9.21 / 99.00%)                                                    $ 9.30

--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

50   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA EQUITY GROWTH FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.5%
BASIC MATERIALS -- 1.5%
  Praxair                                             172,100      $ 10,324
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.3%
  Accenture Ltd.*                                     394,600         6,913
  First Data#                                         225,000         9,320
  Sungard Data Systems*                               287,800         6,619
                                                                    -------
                                                                     22,852
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 9.7%
  Autozone*                                            82,300         6,887
  Home Depot                                          222,000         7,213
  Johnson Controls                                    111,700         9,299
  Kohl's*#                                            154,700         8,098
  Lowe's                                              194,100         8,203
  Staples*                                            338,000         6,554
  TJX#                                                463,200         8,430
  Wal-Mart Stores                                     216,019        11,365
                                                                    -------
                                                                     66,049
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 7.8%
  Anheuser-Busch                                      130,000         6,842
  Colgate-Palmolive#                                  112,500         6,707
  Estee Lauder, Cl A#                                 208,900         6,961
  Newell Rubbermaid                                   316,300         9,015
  PepsiCo                                             241,015        10,653
  Procter & Gamble                                    141,978        13,036
                                                                    -------
                                                                     53,214
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 8.4%
  Fox Entertainment Group, Cl A*#                     321,400         9,035
  Hilton Hotels                                       611,000         8,468
  Marriott, Cl A#                                     188,700         7,378
  New York Times, Cl A                                208,800        10,002
  Viacom, Cl B*                                       296,400        13,492
  Yum! Brands*                                        323,100         9,034
                                                                    -------
                                                                     57,409
--------------------------------------------------------------------------------
ENERGY -- 6.7%
  Apache                                              179,370        11,824
  Baker Hughes                                        272,300         9,000
  Exxon Mobil                                         196,688         7,159
  GlobalSantaFe                                       396,900         9,875
  Noble*                                              222,400         7,931
                                                                    -------
                                                                     45,789
--------------------------------------------------------------------------------
FINANCIALS -- 20.9%
  ACE                                                 235,200         8,585
  Allstate                                            289,400        10,415
  American International Group#                       204,091        11,813
  Bank of America                                     151,100        11,212
  Bank of New York                                    233,000         6,743
  Citigroup                                           353,273        14,491
  Fifth Third Bancorp#                                132,700         7,630
  Freddie Mac                                         154,250         9,226


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

FINANCIALS -- CONTINUED
  Goldman Sachs Group#                                147,600      $ 12,029
  Marsh & McLennan                                    201,600        10,106
  Merrill Lynch                                       241,400        10,453
  State Street                                        267,530        10,249
  US Bancorp                                          379,400         8,992
  Wells Fargo                                         219,300        10,592
                                                                   --------
                                                                    142,536
--------------------------------------------------------------------------------
HEALTHCARE -- 16.9%
  Abbott Laboratories                                 244,500        10,893
  AmerisourceBergen                                   136,700         8,570
  Amgen*                                              195,400        12,644
  Becton Dickinson                                    184,600         7,384
  Johnson & Johnson                                   307,036        16,687
  Medtronic                                           146,501         7,139
  Merck                                               127,205         7,070
  Pfizer                                              875,256        27,150
  Stryker                                             129,300         8,707
  Wellpoint Health Networks*                          112,300         9,584
                                                                   --------
                                                                    115,828
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.8%
  3M                                                   91,400        11,559
  General Electric                                    255,467         7,332
                                                                   --------
                                                                     18,891
--------------------------------------------------------------------------------
TECHNOLOGY -- 16.2%
  Cisco Systems*                                      583,524         9,500
  Dell Computer*#                                     394,600        12,347
  Intel                                               725,470        15,119
  Intuit*                                             212,700         9,803
  Lexmark*#                                           100,300         7,462
  Lockheed Martin                                     247,700        11,498
  Microsoft                                           777,248        19,128
  Oracle*                                             641,900         8,351
  Qualcomm                                            236,700         7,949
  Texas Instruments                                   447,032         9,164
                                                                   --------
                                                                    110,321
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.2%
  Verizon Communications                              221,537         8,385
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.1%
  FedEx                                               103,400         6,616
  Southwest Airlines                                  463,800         7,453
                                                                   --------
                                                                     14,069
--------------------------------------------------------------------------------

Total Common Stock (Cost $618,286)                                  665,667
--------------------------------------------------------------------------------


                                                                MAY 31, 2003  51

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA EQUITY GROWTH FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.5%
  Armada Money Market Fund, Class I+               23,814,606      $ 23,815
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $23,815)                 23,815

--------------------------------------------------------------------------------

Total Investments -- 101.0% (Cost $642,101)                         689,482
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 6.2% (Cost $42,643)++                                42,643
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (7.2)%
  Investment Advisory Fees Payable                                     (426)
  12b-1 Fees Payable
   Class I                                                              (75)
   Class A                                                              (12)
   Class B                                                               (1)
  Administration Fees Payable                                           (40)
  Custody Fees Payable                                                   (7)
  Payable For Collateral For Loaned Securities                      (42,643)
  Other Assets & Liabilities                                         (6,185)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (49,389)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $682,736
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                        $665,556
Undistributed net investment income                                     183
Accumulated net realized loss on investments                        (30,384)
Net unrealized appreciation on investments                           47,381
--------------------------------------------------------------------------------
Total Net Assets                                                   $682,736
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($542,371,005 / 31,654,402 outstanding
  shares of beneficial interest)                                     $17.13
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($136,357,577 / 8,046,548 outstanding shares of beneficial
  interest)                                                          $16.95
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($16.95 / 94.50%)        $17.94
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($3,363,443 / 205,304 outstanding shares of beneficial
  interest)                                                          $16.38
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($575,802 / 35,120 outstanding shares of beneficial interest)      $16.40
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($67,923 / 4,142 outstanding shares of beneficial interest)        $16.40
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($16.40 / 99.00%)                                                  $16.57
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

52   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA EQUITY INDEX FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.9%
BASIC MATERIALS -- 2.6%
  Air Products & Chemicals                              7,270       $   317
  Alcoa                                                27,034           665
  Allegheny Technologies                                2,580            17
  Ashland                                               2,184            71
  Avery Dennison                                        3,513           195
  Ball                                                  1,818            90
  Bemis                                                 1,694            78
  Boise Cascade                                         1,865            46
  Cummins#                                              1,328            45
  Dow Chemical                                         29,151           927
  Eastman Chemical                                      2,474            81
  EI du Pont de Nemours                                31,826         1,341
  Engelhard                                             4,089           103
  Freeport-McMoran Copper & Gold, Cl B#                 4,636           102
  Georgia-Pacific Group                                 8,001           138
  Goodyear Tire & Rubber#                               5,609            37
  Great Lakes Chemical                                  1,606            37
  Hercules*                                             3,494            35
  International Paper                                  15,320           562
  Louisiana-Pacific*                                    3,346            32
  MeadWestvaco                                          6,404           160
  Monsanto                                              8,364           168
  Newmont Mining#                                      12,853           381
  Nucor                                                 2,501           119
  Pactiv*                                               5,070            99
  Phelps Dodge*                                         2,844           104
  PPG Industries                                        5,424           264
  Praxair                                               5,174           310
  Rohm & Haas                                           7,074           229
  Sealed Air*                                           2,686           118
  Sherwin-Williams                                      4,795           131
  Sigma-Aldrich                                         2,294           120
  Temple-Inland                                         1,719            80
  United States Steel                                   3,273            52
  Weyerhaeuser                                          7,006           353
  Worthington Industries                                2,748            41
                                                                    -------
                                                                      7,648
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.5%
  Automatic Data Processing                            19,184           670
  Cintas                                                5,448           202
  Concord EFS*                                         16,277           246
  Convergys*#                                           5,553            99
  Electronic Data Systems                              15,242           307
  First Data                                           24,065           997
  IMS Health                                            7,819           140
  Interpublic Group#                                   12,339           170
  Moody's                                               4,834           252
  Omnicom Group#                                        6,017           420
  Paychex                                              12,040           368
  Pulte Homes                                           1,958           128
  Quintiles Transnational*                              3,775            53
  Robert Half*                                          5,545            94
  Ryder System                                          2,000            53
  Sungard Data Systems*                                 9,060           208
                                                                    -------
                                                                      4,407
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.6%
  Adolph Coors, Cl B                                    1,161       $    64
  Alberto-Culver, Cl B                                  1,869            96
  Autozone*                                             3,116           261
  Bed Bath & Beyond*                                    9,408           394
  Best Buy*                                            10,294           398
  Big Lots*                                             3,716            51
  Black & Decker                                        2,515           109
  Centex                                                1,975           153
  Circuit City Stores                                   6,736            48
  Cooper Tire & Rubber                                  2,353            37
  Costco Wholesale*                                    14,583           540
  CVS#                                                 12,572           328
  Dana                                                  4,754            42
  Delphi Automotive Systems                            17,900           158
  Dillard's, Cl A                                       2,709            36
  Dollar General                                       10,664           199
  Family Dollar Stores                                  5,503           201
  Federated Department Stores*                          6,086           198
  Fluor                                                 2,571            91
  Ford Motor#                                          58,715           617
  Fortune Brands                                        4,775           250
  Gap                                                  28,281           481
  General Motors                                       17,931           633
  Home Depot                                           74,413         2,418
  JC Penney#                                            8,584           149
  Johnson Controls                                      2,847           237
  Jones Apparel Group*                                  4,123           121
  KB Home                                               1,532            96
  Kohl's*                                              10,788           565
  Leggett & Platt                                       6,227           137
  Limited                                              16,738           255
  Liz Claiborne                                         3,418           116
  Lowe's                                               24,986         1,056
  Maytag                                                2,497            61
  Navistar*                                             2,183            67
  Nike, Cl B                                            8,461           474
  Nordstrom                                             4,333            81
  Office Depot*                                         9,872           132
  Paccar                                                3,708           246
  RadioShack                                            5,389           130
  Reebok*                                               1,918            61
  Sears Roebuck                                        10,120           303
  Staples*                                             15,144           294
  Target                                               29,076         1,065
  Tiffany                                               4,644           152
  TJX                                                  16,809           306
  Toys 'R' Us*#                                         6,797            79
  VF                                                    3,476           132
  Visteon                                               4,128            25
  Vulcan Materials                                      3,248           119
  Wal-Mart Stores                                     141,225         7,430
  Walgreen                                             32,792         1,010
  Whirlpool                                             2,182           124
                                                                    -------
                                                                     22,826
--------------------------------------------------------------------------------



                                                               MAY 31, 2003   53

STATEMENT OF NET ASSETS
EQUITY FUNDS



ARMADA EQUITY INDEX FUND

--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
CONSUMER NON-CYCLICALS -- 8.3%
  Albertson's#                                         12,131       $   253
  Altria Group Inc.#                                   66,186         2,733
  Anheuser-Busch                                       27,385         1,441
  Archer-Daniels-Midland                               20,657           247
  Avon Products                                         7,530           459
  Brown-Forman, Cl B                                    1,931           152
  Campbell Soup                                        13,131           328
  Clorox                                                7,040           314
  Coca-Cola                                            79,320         3,615
  Coca-Cola Enterprises                                14,378           270
  Colgate-Palmolive                                    17,222         1,027
  Conagra Foods                                        17,180           417
  Ecolab                                                4,164           224
  General Mills                                        11,799           552
  Gillette                                             33,410         1,123
  H.J. Heinz                                           11,242           372
  Hershey Foods                                         4,356           310
  International Flavors & Fragrances                    3,018            95
  Kellogg                                              13,062           460
  Kimberly-Clark                                       16,457           855
  Kroger*                                              24,417           392
  McCormick                                             4,482           120
  Newell Rubbermaid                                     8,554           244
  Pepsi Bottling Group                                  8,973           183
  PepsiCo                                              55,257         2,442
  Procter & Gamble                                     41,367         3,798
  RJ Reynolds Tobacco Holdings                          2,715            92
  Safeway*                                             14,113           266
  Sara Lee                                             25,042           456
  Supervalu                                             4,277            85
  Sysco                                                20,915           647
  Tupperware                                            1,866            30
  UST#                                                  5,368           189
  Winn-Dixie Stores#                                    4,506            64
  Wm. Wrigley                                           7,205           407
                                                                    -------
                                                                     24,662
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.1%
  American Greetings, Cl A*                             2,107            37
  AOL Time Warner*                                    143,023         2,177
  Apollo Group, Cl A*                                   5,577           326
  AutoNation*                                           9,275           129
  Brunswick                                             2,884            63
  Carnival#                                            20,114           616
  Clear Channel Communications*                        19,604           798
  Comcast, Cl A*                                       73,845         2,223
  Darden Restaurants                                    5,469           108
  Deluxe                                                1,834            86
  Dow Jones                                             2,621           119
  Eastman Kodak#                                        9,335           286
  eBay*                                                 9,878         1,005
  Fiserv*                                               6,122           203
  Gannett                                               8,551           676
  Halliburton                                          13,963           333
  Harley-Davidson                                       9,683           408
  Harrah's Entertainment*                               3,577           143


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

CONSUMER SERVICES -- CONTINUED
  Hasbro                                                5,541       $    89
  Hilton Hotels                                        12,040           167
  Knight Ridder                                         2,611           184
  Marriott, Cl A                                        7,481           293
  Mattel                                               13,990           301
  May Department Stores                                 9,223           200
  McDonald's                                           40,612           761
  McGraw-Hill                                           6,201           392
  Meredith                                              1,592            70
  Monster Worldwide*                                    3,557            71
  New York Times, Cl A                                  4,842           232
  RR Donnelley & Sons                                   3,626            90
  Starbucks*                                           12,402           306
  Starwood Hotels & Resorts Worldwide                   6,391           185
  Tribune                                               9,752           486
  Univision Communications, Cl A*#                      7,330           219
  Viacom, Cl B*                                        56,347         2,565
  Walt Disney                                          65,346         1,284
  Wendy's#                                              3,692           111
  Yum! Brands*                                          9,456           264
                                                                    -------
                                                                     18,006
--------------------------------------------------------------------------------
ENERGY -- 5.7%
  Amerada Hess                                          2,854           140
  Anadarko Petroleum                                    7,955           392
  Apache                                                5,115           337
  Baker Hughes                                         10,779           356
  BJ Services*                                          5,049           205
  Burlington Resources                                  6,442           343
  ChevronTexaco                                        34,176         2,424
  ConocoPhillips                                       21,655         1,169
  Constellation Energy Group                            5,271           175
  Devon Energy                                          7,365           383
  El Paso                                              19,164           167
  EOG Resources                                         3,697           159
  Exxon Mobil                                         215,292         7,836
  Kerr-McGee                                            3,212           153
  Marathon Oil                                          9,988           257
  McDermott*                                            2,040            12
  Nabors Industries*                                    4,631           209
  Noble*                                                4,282           153
  Occidental Petroleum                                 12,092           408
  Rowan*#                                               2,993            72
  Schlumberger                                         18,628           906
  Sunoco                                                2,442            90
  Transocean Sedco Forex                               10,213           239
  Unocal                                                8,251           248
  Williams                                             16,531           131
                                                                    -------
                                                                     16,964
--------------------------------------------------------------------------------

54   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA EQUITY INDEX FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
FINANCIALS -- 19.8%
  ACE                                                   8,404       $   307
  Aetna                                                 4,817           277
  Aflac                                                16,515           543
  Allstate                                             22,491           809
  AMBAC Financial Group                                 3,391           226
  American Express                                     42,052         1,752
  American International Group                         83,462         4,831
  Amsouth Bancorporation                               11,371           254
  AON                                                   9,911           254
  Bank of America                                      48,069         3,567
  Bank of New York                                     24,518           709
  Bank One                                             37,244         1,391
  BB&T                                                 15,068           515
  Bear Stearns                                          3,175           245
  Capital One Financial#                                7,099           342
  Cendant*                                             32,959           554
  Charles Schwab                                       42,990           417
  Charter One Financial                                 7,231           220
  Chubb#                                                5,473           350
  Cincinnati Financial                                  5,167           192
  Citigroup                                           164,477         6,747
  Comerica                                              5,590           259
  Countrywide Credit                                    4,044           298
  Equifax                                               4,552           115
  Fannie Mae                                           31,835         2,356
  Federated Investors, Cl B                             3,525            98
  Fifth Third Bancorp                                  18,486         1,063
  First Tennessee National                              4,017           188
  FleetBoston Financial                                33,582           993
  Franklin Resources                                    8,236           308
  Freddie Mac                                          22,259         1,331
  Golden West Financial                                 4,910           382
  Goldman Sachs Group                                  15,100         1,231
  H&R Block                                             5,716           234
  Hartford Financial Services                           8,172           381
  Huntington Bancshares                                 7,536           155
  Janus Capital Group                                   7,118           111
  Jefferson-Pilot                                       4,591           194
  John Hancock Financial Services                       9,218           279
  JP Morgan Chase                                      63,879         2,099
  Keycorp                                              13,595           359
  Lehman Brothers Holdings                              7,759           556
  Lincoln National                                      5,665           197
  Loews                                                 5,933           285
  Marsh & McLennan                                     17,183           861
  Marshall & Ilsley                                     6,986           210
  MBIA#                                                 4,643           232
  MBNA                                                 40,879           820
  Mellon Financial                                     13,788           375
  Merrill Lynch                                        29,665         1,284
  Metlife                                              24,321           680
  MGIC Investment#                                      3,215           174
  Morgan Stanley Dean Witter                           34,659         1,586
  National City                                        19,565           662
  North Fork Bancorporation                             5,167           171
  Northern Trust                                        7,068           270


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------
FINANCIALS -- CONTINUED
  PNC Financial Services Group                          9,087       $   447
  Principal Financial Group                            10,247           325
  Progressive#                                          6,968           502
  Providian Financial*                                  9,248            84
  Prudential Financial                                 18,113           607
  Regions Financial                                     7,075           248
  Safeco                                                4,422           160
  SLM                                                   4,913           590
  SouthTrust                                           11,053           318
  St. Paul                                              7,246           265
  State Street                                         10,628           407
  SunTrust Banks                                        9,035           536
  Synovus Financial                                     9,745           222
  T Rowe Price Group                                    3,913           144
  Torchmark                                             3,789           146
  Travelers Property Casualty, Cl B                    32,189           520
  Union Planters                                        6,339           204
  UnumProvident                                         7,727           100
  US Bancorp                                           61,289         1,452
  Wachovia                                             43,523         1,749
  Washington Mutual                                    30,289         1,235
  Wells Fargo                                          54,132         2,615
  XL Capital, Cl A                                      4,346           378
  Zions Bancorporation                                  2,909           148
                                                                    -------
                                                                     58,701
--------------------------------------------------------------------------------
HEALTHCARE -- 13.6%
  Abbott Laboratories                                  50,022         2,228
  Allergan                                              4,141           299
  Amgen*                                               41,180         2,665
  Anthem*                                               4,526           332
  Applied Biosystems Group - Applera                    6,701           130
  Bard (C.R.)                                           1,652           116
  Bausch & Lomb                                         1,707            65
  Baxter                                               18,982           481
  Becton Dickinson                                      8,149           326
  Biogen*                                               4,769           202
  Biomet                                                8,285           228
  Boston Scientific*                                   13,049           680
  Bristol-Myers Squibb                                 61,976         1,587
  Cardinal Health                                      14,467           835
  Chiron*                                               5,983           264
  Cigna                                                 4,466           251
  Eli Lilly                                            35,943         2,148
  Forest Laboratories*                                 11,614           586
  Genzyme-General Division*                             6,865           326
  Guidant*                                              9,817           415
  HCA - The Healthcare Company                         16,420           542
  Health Management Associates, Cl A                    7,637           142
  Humana*                                               5,191            67
  Johnson & Johnson                                    95,044         5,166
  King Pharmaceuticals*                                 7,703           110
  Manor Care*                                           3,083            73
  McKesson HBOC                                         9,309           282
  Medimmune*                                            8,047           285
  Medtronic                                            39,019         1,901


                                                                MAY 31, 2003  55

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA EQUITY INDEX FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
  Merck                                                71,847       $ 3,993
  Pfizer                                              255,073         7,912
  Quest Diagnostics*#                                   3,365           213
  Schering-Plough                                      46,925           866
  St. Jude Medical*                                     5,681           319
  Stryker                                               6,334           427
  Tenet Healthcare*                                    15,157           253
  UnitedHealth Group                                    9,741           935
  Watson Pharmaceuticals*                               3,422           127
  Wellpoint Health Networks*                            4,760           406
  Wyeth                                                42,414         1,860
  Zimmer Holdings*                                      6,240           280
                                                                    -------
                                                                     40,323
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.8%
  3M                                                   12,484         1,579
  Allied Waste Industries*                              6,692            66
  American Power Conversion*                            6,275            97
  Caterpillar                                          11,012           574
  Deere                                                 7,655           334
  Emerson Electric                                     13,467           704
  General Electric                                    318,386         9,138
  Genuine Parts                                         5,588           184
  Grainger                                              2,926           137
  Illinois Tool Works                                   9,836           610
  ITT Industries                                        2,937           184
  Masco#                                               15,742           387
  Pall                                                  3,935            85
  Parker Hannifin                                       3,779           153
  Rockwell Automation                                   5,940           141
  Snap-On Tools                                         1,860            57
  Stanley Works#                                        2,824            79
  Tyco International                                   63,866         1,130
  United Technologies                                  15,049         1,027
  Waste Management                                     19,036           485
                                                                    -------
                                                                     17,151
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
  Apartment Investment and Management                   3,001           106
  Equity Office Properties Trust                       13,172           354
  Equity Residential Properties Trust                   8,666           230
  Plum Creek Timber                                     5,915           156
  Simon Property Group                                  5,901           222
                                                                    -------
                                                                      1,068
--------------------------------------------------------------------------------
TECHNOLOGY -- 16.5%
  ADC Telecommunications*                              25,651            69
  Adobe Systems                                         7,393           261
  Advanced Micro Devices*#                             10,990            80
  Agilent Technologies*                                14,943           271
  Altera*                                              12,239           236
  American Standard*                                    2,318           172
  Analog Devices*                                      11,654           449
  Andrew*#                                              3,146            31
  Apple Computer*                                      11,534           207


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

TECHNOLOGY -- CONTINUED
  Applied Materials*                                   52,802       $   822
  Applied Micro Circuits*                               9,716            49
  Autodesk                                              3,628            54
  Avaya*                                               11,925            79
  BMC Software*                                         7,464           127
  Boeing                                               26,887           825
  Broadcom, Cl A*#                                      8,826           216
  Cisco Systems*                                      227,545         3,704
  Citrix Systems*#                                      5,472           119
  Computer Associates                                  18,388           399
  Computer Sciences*#                                   5,990           238
  Compuware*                                           12,096            73
  Comverse Technology*#                                 6,007            91
  Cooper Industries, Cl A                               2,983           119
  Corning*#                                            38,352           280
  Crane                                                 1,905            40
  Danaher#                                              4,876           326
  Dell Computer*                                       82,522         2,582
  Dover                                                 6,473           196
  Eaton                                                 2,256           189
  Electronic Arts*                                      4,579           314
  EMC-Mass*                                            70,382           762
  Gateway*                                             10,368            35
  General Dynamics                                      6,429           430
  Goodrich                                              3,759            69
  Hewlett-Packard                                      97,662         1,904
  Honeywell                                            27,375           717
  Ingersoll-Rand, Cl A                                  5,417           237
  Intel                                               211,968         4,417
  International Business Machines                      54,075         4,761
  International Game Technology                         2,718           239
  Intuit*                                               6,581           303
  Jabil Circuit*                                        6,341           133
  JDS Uniphase*                                        45,284           175
  Kla-Tencor*#                                          6,086           281
  Lexmark*                                              4,029           300
  Linear Technology                                    10,010           364
  Lockheed Martin                                      14,580           677
  LSI Logic*                                           11,898            76
  Lucent Technologies*                                125,138           277
  Maxim Integrated Products                            10,338           405
  Mercury Interactive*#                                 2,702           106
  Micron Technology*#                                  19,440           220
  Microsoft                                           342,393         8,426
  Millipore*                                            1,548            63
  Molex#                                                6,136           168
  Motorola                                             73,620           627
  National Semiconductor*                               5,813           145
  NCR*                                                  3,122            78
  Network Appliance*                                   10,857           185
  Northrop Grumman                                      5,840           514
  Novell*                                              11,782            39
  Novellus Systems*#                                    4,786           166
  Nvidia*                                               5,044           132
  Oracle*                                             168,586         2,193
  Parametric Technology*                                8,401            27


56   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA EQUITY INDEX FUND

--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Peoplesoft*#                                         10,014       $   164
  PerkinElmer                                           4,042            52
  Pitney Bowes                                          7,568           291
  PMC-Sierra*                                           5,357            58
  Power-One*                                            2,557            18
  QLogic*#                                              3,002           150
  Qualcomm                                             25,241           848
  Raytheon                                             12,986           416
  Sabre Holdings                                        4,565           113
  Sanmina*                                             16,297            93
  Scientific-Atlanta#                                   4,891            96
  Seagate (A)*                                          5,934             2
  Siebel Systems*                                      15,503           146
  Solectron*#                                          26,435           106
  Sun Microsystems*#                                  102,222           443
  Symantec*                                             4,726           214
  Symbol Technologies                                   7,377            99
  Tektronix*                                            2,782            59
  Tellabs*                                             13,182           105
  Teradyne*#                                            5,858           101
  Texas Instruments                                    55,384         1,135
  Textron                                               4,350           152
  Thermo Electron*                                      5,232           110
  Thomas & Betts*                                       1,865            29
  Unisys*                                              10,437           118
  Veritas Software*                                    13,169           365
  Waters*                                               4,132           117
  Xerox*#                                              23,526           257
  Xilinx*                                              10,795           322
  Yahoo*#                                              18,906           564
                                                                    -------
                                                                     49,012
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.7%
  Alltel                                                9,951           476
  AT&T                                                 24,649           480
  AT&T Wireless Services*                              86,676           673
  BellSouth                                            59,543         1,578
  CenturyTel                                            4,563           154
  CIENA*#                                              13,869            80
  Citizens Communications*                              9,030           111
  Nextel Communications, Cl A*                         32,864           493
  Qwest Communications*                                54,243           244
  Rockwell Collins                                      5,743           132
  SBC Communications                                  106,230         2,705
  Sprint (FON Group)                                   28,622           388
  Sprint (PCS Group)*#                                 31,966           143
  Verizon Communications                               87,531         3,313
                                                                    -------
                                                                     10,970
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.6%
  Burlington Northern Santa Fe                         11,995           354
  CSX                                                   6,869           225
  Delta Air Lines#                                      3,947            53
  FedEx                                                 9,549           611
  Norfolk Southern                                     12,448           273
  Southwest Airlines                                   24,785           398


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- CONTINUED
  Union Pacific                                         8,121       $   495
  United Parcel Service, Cl B                          35,958         2,245
                                                                    -------
                                                                      4,654
--------------------------------------------------------------------------------
UTILITY -- 2.7%
  AES*                                                 17,399           138
  Allegheny Energy*#                                    4,021            35
  Ameren                                                5,091           232
  American Electric Power#                             12,441           361
  Calpine*#                                            12,094            63
  Centerpoint Energy                                    9,737            93
  Cinergy                                               5,386           204
  CMS Energy                                            4,610            36
  Consolidated Edison                                   6,835           294
  Dominion Resources of Virginia                        9,830           619
  DTE Energy                                            5,358           232
  Duke Energy                                          28,527           553
  Dynegy, Cl A                                         11,882            59
  Edison*                                              10,424           170
  Entergy                                               7,103           367
  Exelon                                               10,334           592
  FirstEnergy                                           9,523           351
  FPL Group                                             5,840           388
  KeySpan                                               5,005           176
  Kinder Morgan                                         3,901           199
  Mirant*                                              12,923            45
  Nicor                                                 1,408            50
  NiSource                                              7,962           156
  Peoples Energy                                        1,142            49
  PG&E*                                                13,040           222
  Pinnacle West Capital                                 2,892           109
  PPL                                                   5,262           213
  Progress Energy#                                      7,589           357
  Progress Energy, CVO (A)*                             2,575            --
  Public Service Enterprise Group                       7,116           304
  Sempra Energy                                         6,593           180
  Southern                                             22,828           719
  Teco Energy#                                          5,620            73
  TXU#                                                 10,307           209
  XCEL Energy#                                         12,757           196
                                                                    -------
                                                                      8,044
--------------------------------------------------------------------------------
WHOLESALE -- 0.1%
  AmerisourceBergen                                     3,526           221
--------------------------------------------------------------------------------

Total Common Stock (Cost $319,299)                                  284,657
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.8%
  S&P Depository Receipt, Trust Series 1               25,000         2,424
--------------------------------------------------------------------------------

Total Registered Investment Company (Cost $2,706)                     2,424
--------------------------------------------------------------------------------


                                                                MAY 31, 2003  57

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA EQUITY INDEX FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND -- 2.8%
  Armada Money Market Fund, Class I+                8,204,590      $  8,205
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $8,205)                   8,205
--------------------------------------------------------------------------------

Total Investments -- 99.5% (Cost $ 330,210)                         295,286
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 5.0% (Cost $14,738)++                                14,738
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (4.5)%
  Investment Advisory Fees Payable                                      (49)
  12b-1 Fees Payable
   Class I                                                               (4)
   Class B                                                               (1)
  Administration Fees Payable                                           (17)
  Custody Fees Payable                                                   (4)
  Payable For Collateral For Loaned Securities                      (14,738)
  Other Assets & Liabilities                                          1,629
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (13,184)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $296,840
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                        $367,671
Undistributed net investment income                                     608
Accumulated net realized loss on investments                        (37,646)
Net unrealized depreciation on investments and futures              (33,793)
--------------------------------------------------------------------------------
Total Net Assets                                                   $296,840
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($281,425,699 / 33,887,824 outstanding
  shares of beneficial interest)                                      $8.30
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($12,571,101 / 1,517,188 outstanding shares of beneficial
  interest)                                                           $8.29
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($8.29 / 96.25%)          $8.61
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,913,820 / 232,312 outstanding shares of beneficial
  interest)                                                           $8.24
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($880,947 / 106,781 outstanding shares of beneficial
  interest)                                                           $8.25
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($48,429 / 5,882 outstanding shares of beneficial interest)         $8.23
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($8.23 / 99.00%)                                                    $8.31
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.


58  MAY 31, 2003

                                                         SCHEDULE OF INVESTMENTS
                                                                    EQUITY FUNDS


ARMADA INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 80.7%
AUSTRALIA -- 1.2%
  John Fairfax Holdings                             1,350,010       $ 2,578
  Origin Energy                                       578,900         1,697
                                                                    -------
                                                                      4,275
--------------------------------------------------------------------------------
BELGIUM -- 0.8%
  Interbrew                                            48,170         1,015
  Umicore#                                             40,368         1,854
                                                                    -------
                                                                      2,869
--------------------------------------------------------------------------------
CANADA -- 0.9%
  Canadian Natural Resources                           42,000         1,627
  Talisman Energy                                      37,600         1,637
                                                                    -------
                                                                      3,264
--------------------------------------------------------------------------------
CHINA -- 0.4%
  Huaneng Power International                       1,411,181         1,466
--------------------------------------------------------------------------------
DENMARK -- 0.4%
  Novo-Nordisk A/S, Cl B#                              36,672         1,281
--------------------------------------------------------------------------------
FINLAND -- 1.7%
  Nokia Oyj, ADR                                       277,300        5,003
  Sampo Oyj, Cl A                                      133,800        1,051
                                                                    -------
                                                                      6,054
--------------------------------------------------------------------------------
FRANCE -- 6.1%
  Aventis, ADR                                         45,962         2,411
  Axa#                                                131,582         1,972
  Bouygues#                                            72,300         1,927
  Carrefour                                            37,350         1,672
  France Telecom#                                      50,303         1,243
  L'Oreal#                                             23,730         1,722
  Societe Generale, Cl A#                              19,000         1,166
  Suez#                                                36,700           624
  TotalFinaElf#                                        31,343         4,590
  TotalFinaElf, ADR                                    18,510         1,361
  Vinci#                                               44,100         3,032
                                                                    -------
                                                                     21,720
--------------------------------------------------------------------------------
GERMANY -- 6.8%
  Allianz                                              22,000         1,666
  BASF#                                                45,900         1,989
  Bayerische Motoren Werke#                            49,400         1,706
  Deutsche Bank#                                       49,190         2,881
  Deutsche Telekom#                                   209,900         3,143
  E.ON#                                                50,870         2,620
  Henkel KGaA#                                         28,815         1,874
  Muenchener Rueckver AG-Reg*                          11,000         1,187
  SAP                                                  55,070         1,568
  Schering#                                            31,400         1,653
  SGL Carbon                                           56,659           740
  Siemens#                                             59,700         2,830
  Volkswagen#                                          16,000           578
                                                                    -------
                                                                     24,435
--------------------------------------------------------------------------------
GREECE -- 0.4%
  Hellenic Telecom                                    149,600         1,570
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

HONG KONG -- 1.4%
  Cathay Pacific Airways                            1,503,200       $ 1,899
  CLP Holdings                                        325,500         1,402
  Hutchison Whampoa, Ltd.                                   1            --
  Swire Pacific, Cl A                                 399,200         1,710
                                                                    -------
                                                                      5,011
--------------------------------------------------------------------------------
IRELAND -- 1.0%
  Allied Irish Banks                                   88,700         1,330
  Bank of Ireland                                     180,084         2,235
                                                                    -------
                                                                      3,565
--------------------------------------------------------------------------------
ITALY -- 4.4%
  Alleanza Assicurazioni#                             145,000         1,475
  Banca Popolare di Milano*#                          505,900         2,243
  ENI-Ente Nazionale Idrocarburi#                     160,000         2,582
  Mediolanum#                                         203,100         1,139
  Riunione Adriatica di Sicurta#                      150,900         2,348
  Saipem#                                             196,992         1,455
  Telecom Italia#                                     274,716         2,540
  TIM                                                 361,100         1,890
                                                                    -------
                                                                     15,672
--------------------------------------------------------------------------------
JAPAN -- 12.7%
  Ajinomoto#                                           71,100           706
  Canon                                                93,047         3,890
  Denso                                               119,700         1,687
  FamilyMart#                                          44,800           875
  Fast Retailing                                       34,250         1,160
  Fuji Photo Film#                                     73,500         2,034
  Honda Motor                                          49,600         1,787
  Japan Tobacco                                           162           973
  Kaneka#                                             182,000         1,003
  Kao                                                  28,888           531
  Keyence                                              11,000         1,935
  Matsushita Electric Industrial#                     156,300         1,422
  Mitsubishi Heavy Industries                         427,100           911
  Mitsumi Electric#                                    69,500           623
  Nikon                                               181,300         1,225
  Nissin Food Products                                 50,800         1,072
  NTT Docomo                                            2,125         4,459
  Osaka Gas#                                          700,000         1,926
  Seven - Eleven Japan                                 34,400           860
  Sharp                                                82,130           903
  Shin-Etsu Chemical                                   65,600         2,007
  Shiseido#                                            65,514           711
  SMC                                                  18,360         1,406
  Sony                                                     51             1
  Sony, ADR                                            50,773         1,388
  Takeda Chemical Industries                           84,200         3,302
  Tokyo Gas#                                          732,900         2,292
  Toyo Ink Manufacturing#                             241,648           638
  Toyota Motor#                                       151,710         3,628
                                                                    -------
                                                                     45,355
--------------------------------------------------------------------------------
MEXICO -- 1.7%
  Cemex SA de CV, ADR                                  78,400         1,739
  Fomento Economico Mexicano, ADR                      48,758         1,945
  Grupo Televisia*                                     30,000           925
  Telefonos de Mexico, ADR                             45,000         1,364
                                                                    -------
                                                                      5,973
--------------------------------------------------------------------------------


                                                                MAY 31, 2003  59

SCHEDULE OF INVESTMENTS
EQUITY FUNDS


ARMADA INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

NETHERLANDS -- 5.1%
  ABN AMRO Holdings                                    74,400       $ 1,439
  Aegon NV#                                           301,393         2,846
  Heineken                                             36,800         1,322
  Hunter Douglas                                       20,630           607
  IHC Caland                                           16,500           873
  ING Groep                                           120,104         1,935
  Reed Elsevier                                        87,100         1,040
  Royal Dutch Petroleum, ADR                          115,600         5,266
  STMicroelectronics                                   40,320           920
  Unilever, ADR                                        36,250         2,121
                                                                    -------
                                                                     18,369
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.5%
  Telecom Corp of New Zealand#                        597,700         1,829
--------------------------------------------------------------------------------
NORWAY -- 1.1%
  Norsk Hydro#                                         34,479         1,525
  Telenor#                                            505,900         2,283
                                                                    -------
                                                                      3,808
--------------------------------------------------------------------------------
PORTUGAL -- 0.4%
  Portugal Telecom                                    178,070         1,361
--------------------------------------------------------------------------------
SINGAPORE -- 1.2%
  DBS Group Holdings                                  300,400         1,697
  Singapore Airlines                                  450,300         2,492
                                                                    -------
                                                                      4,189
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.2%
  POSCO                                               105,608         2,425
  Samsung Electronics, GDR                             12,890         1,772
                                                                    -------
                                                                      4,197
--------------------------------------------------------------------------------
SPAIN -- 2.8%
  Acerinox                                             36,100         1,367
  Banco Bilbao Vizcaya Argentaria                      87,665           866
  Gas Natural                                          48,000           978
  Sociedad General de Aguas de Barcelona              250,740         3,200
  Telefonica*                                         308,574         3,466
                                                                    -------
                                                                      9,877
--------------------------------------------------------------------------------
SWEDEN -- 1.2%
  Atlas Copco, Cl A#                                   36,200           867
  Nordea#                                             371,560         1,889
  Sandvik#                                             62,544         1,594
                                                                    -------
                                                                      4,350
--------------------------------------------------------------------------------
SWITZERLAND -- 6.0%
  Nestle#                                              23,308         4,886
  Novartis#                                            95,170         3,731
  Roche Holding#                                       59,800         4,559
  Swatch Group, Cl B#                                  12,380         1,131
  Swisscom#                                             8,800         2,645
  UBS*#                                                86,032         4,637
                                                                    -------
                                                                     21,589
--------------------------------------------------------------------------------
UNITED KINGDOM -- 21.3%
  Amvescap                                            217,400         1,320
  AstraZeneca, ADR                                     60,538         2,497
  Aviva PLC                                           219,750         1,602


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

  Barclays                                            306,212       $ 2,157
  BG Group                                            255,500         1,133
  BHP Billiton                                        502,433         2,614
  BOC Group                                           130,100         1,639
  BP                                                1,497,636        10,256
  BP, ADR                                              43,991         1,843
  British Sky Broadcasting                             81,572           886
  Cadbury Schweppes                                   280,000         1,628
  Capita Group                                        351,948         1,349
  Centrica                                            717,600         2,090
  Compass Group                                       171,200           937
  Diageo                                              167,383         1,796
  GlaxoSmithKline, ADR                                183,950         7,360
  HBOS                                                235,200         2,744
  Hilton Group                                        642,439         1,797
  HSBC Holdings*                                      557,057         6,643
  Kingfisher                                          599,800         2,513
  Land Securities Group                               94,500          1,262
  Lloyds TSB Group                                    296,400         2,173
  National Grid Transco                               113,500           734
  Royal Bank of Scotland Group                        148,476         3,856
  Shell Transport & Trading                           470,400         3,090
  Tesco                                               767,200         2,567
  Vodafone Group                                    3,257,524         7,071
  Vodafone Group PLC, ADR                              18,300           401
                                                                    -------
                                                                     75,958
--------------------------------------------------------------------------------

Total Foreign Common Stock (Cost $283,666)                          288,037
--------------------------------------------------------------------------------
FOREIGN BONDS -- 1.7%
BRAZIL -- 1.7%
  Federal Republic of Brazil
  11.000%, 8/17/40                                      6,448         5,996
--------------------------------------------------------------------------------

Total Foreign Bonds (Cost $4,581)                                     5,996
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND-- 10.8%
  Armada Money Market Fund, Class I+               38,515,405        38,515
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $38,515)                 38,515
--------------------------------------------------------------------------------

Total Investments -- 93.2% (Cost $ 326,762)                         332,548
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 24.8% (Cost $88,721)++                               88,721
--------------------------------------------------------------------------------

Other Assets & Liabilities, Net -- (18.0)%                          (64,207)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $357,062
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL  -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT


60   MAY 31, 2003

SCHEDULE OF INVESTMENTS
EQUITY FUNDS

ARMADA INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At May 31, 2003, sector diversification of the Fund was as follows:

                                               % OF NET         VALUE
SECTOR DIVERSIFICATION                          ASSETS          (000)
-------------------------                      --------       --------
FOREIGN COMMON STOCK
  Basic Materials                                 4.3%       $ 15,388
  Commercial Services                             3.9%         14,042
  Consumer Cyclicals                             10.5%         37,422
  Consumer Non-Cyclicals                          3.6%         12,639
  Consumer Services                               1.2%          4,391
  Energy                                         13.5%         48,303
  Financials                                     15.2%         54,128
  Healthcare                                      7.5%         26,792
  Industrials                                     3.0%         10,807
  Technology                                      4.1%         14,422
  Telecommunications                             11.8%        42,078
  Utilities                                       2.1%          7,625
                                               -------       --------
  TOTAL FOREIGN COMMON STOCK                     80.7%        288,037
FOREIGN BONDS                                     1.7%          5,996
MONEY MARKET FUND                                10.8%         38,515
                                               -------       --------
  TOTAL INVESTMENTS                              93.2%        332,548
SHORT TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES               24.8%         88,721
OTHER ASSETS AND LIABILITIES, NET               (18.0)%       (64,207)
                                               -------       --------
NET ASSETS                                      100.0%       $357,062
                                               =======       ========

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                    STATEMENT OF
                                                          ASSETS AND LIABILITIES
                                                            ARMADA INTERNATIONAL
                                                       EQUITY FUND--MAY 31, 2003

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value
   (Cost $326,762)                                                  $332,548
  Short Term Investments Held as
   Collateral for Loaned Securities                                   88,721
  Receivable for Shares of Beneficial
   Interest Sold                                                      21,013
  Margin Deposit                                                       2,215
  Variation Margin Receivable                                          1,088
  Dividends and Interest Receivable                                    1,329
  Other Assets                                                           827
                                                                    --------
      Total Assets                                                   447,741
                                                                    --------

LIABILITIES
  Payable for Collateral for Loaned
   Securities                                                         88,721
  Payable for Investments Purchased                                      935
  Payable for Shares of Beneficial
   Interest Redeemed                                                     488
  Investment Advisory Fees Payable                                       357
  Administration Fees Payable                                             22
  Custody Fees Payable                                                    30
  12b-1 Fees Payable
   Class I                                                                59
   Class A                                                                 1
   Class B                                                                 1
  Accrued Expenses Payable                                                49
  Other Liabilities                                                       16
                                                                    --------
      Total Liabilities                                               90,679
                                                                    --------
TOTAL NET ASSETS                                                    $357,062
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                         $ 558,386
Undistributed net investment income                                    4,851
Accumulated net realized loss on investments                        (212,929)
Net unrealized depreciation of foreign currrency and
  translation of other assets and liabilities in foreign currency         (5)
Net unrealized appreciation on investments and futures                 6,759
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 357,062
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($322,284,303 / 40,028,322 outstanding
  shares of beneficial interest)                                       $8.05
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($32,344,499 / 4,056,840 outstanding shares of beneficial
  interest)                                                            $7.97
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($7.97 / 94.50%)           $8.43
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,943,727 / 250,047 outstanding shares of beneficial interest)     $7.77
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($412,698 / 53,127 outstanding shares of beneficial interest)        $7.77
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($76,423 / 9,861 outstanding shares of beneficial interest)          $7.75
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($7.75 / 99.00%)                                                     $7.83
--------------------------------------------------------------------------------

                                                                MAY 31, 2003  61

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA LARGE CAP ULTRA FUND

--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.0%
BASIC MATERIALS -- 1.2%
  Praxair                                              16,000       $   960
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 7.3%
  Accenture Ltd.*                                      44,800           785
  Computer Sciences*#                                  24,900           989
  DST Systems*                                         26,000           918
  First Data                                           25,300         1,048
  Fiserv*                                              33,200         1,099
  Sungard Data Systems*                                36,900           849
                                                                    -------
                                                                      5,688
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 11.0%
  Autozone*                                             8,800           736
  Family Dollar Stores                                 36,700         1,338
  Home Depot                                           37,800         1,228
  Kohl's*                                              19,100         1,000
  Lowe's                                               26,800         1,132
  Staples*                                             38,400           745
  TJX                                                  51,200           932
  Wal-Mart Stores                                      26,172         1,377
                                                                    -------
                                                                      8,488
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 7.7%
  Anheuser-Busch                                       14,000           737
  Avon Products                                        16,600         1,011
  Estee Lauder, Cl A                                   24,600           820
  Newell Rubbermaid                                    32,800           935
  PepsiCo                                              29,300         1,295
  Procter & Gamble                                     12,500         1,148
                                                                    -------
                                                                      5,946
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.6%
  Fox Entertainment Group, Cl A*                       35,200           989
  Hilton Hotels                                        61,700           855
  Marriott International, Cl A#                        28,900         1,130
  New York Times, Cl A                                 22,000         1,054
  Viacom, Cl B*                                        23,800         1,083
                                                                    -------
                                                                      5,111
--------------------------------------------------------------------------------
ENERGY -- 2.2%
  Apache                                               15,045           992
  Noble*                                               20,600           734
                                                                    -------
                                                                      1,726
--------------------------------------------------------------------------------
FINANCIALS -- 9.9%
  ACE                                                  26,600           971
  American International Group                         13,579           786
  Bank of New York                                     37,800         1,094
  Citigroup                                            18,800           771
  Freddie Mac                                          19,300         1,154
  Goldman Sachs Group                                  13,500         1,100
  Merrill Lynch                                        19,300           836
  Willis Group Holdings                                30,800           974
                                                                    -------
                                                                      7,686
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

HEALTHCARE -- 23.2%
  Abbott Laboratories                                  26,700       $ 1,189
  AmerisourceBergen                                    15,400           965
  Amgen*                                               28,700         1,857
  Anthem*                                              13,900         1,020
  Boston Scientific*                                   14,800           771
  Eli Lilly                                            13,500           807
  Forest Laboratories*#                                23,300         1,177
  Johnson & Johnson                                    56,820         3,088
  Laboratory of America Holdings*                      23,100           743
  Medtronic                                            21,160         1,031
  Merck                                                15,780           877
  Pfizer                                              120,600         3,741
  Stryker                                              10,500           707
                                                                    -------
                                                                     17,973
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.8%
  3M                                                    6,300           797
  General Electric                                    102,124         2,931
                                                                    -------
                                                                      3,728
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.1%
  Applied Materials*                                   31,800           495
  Cisco Systems*                                      124,276         2,023
  Dell Computer*                                       52,800         1,652
  Intel                                               108,300         2,257
  Intuit*                                              23,400         1,078
  Lexmark International*                               12,400           923
  Lockheed Martin                                      26,900         1,249
  Microsoft                                           147,388         3,627
  Oracle*                                              95,100         1,237
  Qualcomm                                             29,700           997
  Symantec*                                            20,600           932
  Texas Instruments                                    31,708           650
                                                                    -------
                                                                     17,120
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.0%
  Southwest Airlines                                   50,000           804
--------------------------------------------------------------------------------

Total Common Stock (Cost $63,629)                                    75,230
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 5.8%
  Armada Money Market Fund, Class I+                4,468,007         4,468
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $4,468)                   4,468
--------------------------------------------------------------------------------

Total Investments -- 102.8% (Cost $68,097)                           79,698
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 4.2% (Cost $3,292)++                                  3,292
--------------------------------------------------------------------------------


62   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS

ARMADA LARGE CAP ULTRA FUND


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES -- (7.0)%
  Investment Advisory Fees Payable                                  $    (48)
  12b-1 Fees Payable
   Class I                                                               (15)
   Class A                                                                (1)
   Class B                                                                (1)
  Administration Fees Payable                                             (4)
  Custody Fees Payable                                                    (2)
  Payable For Collateral For Loaned Securities                        (3,292)
  Other Assets & Liabilities                                          (2,090)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (5,453)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $ 77,537
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $113,252
Accumulated net realized loss on investments                         (47,316)
Net unrealized appreciation on investments                            11,601
--------------------------------------------------------------------------------
Total Net Assets                                                    $ 77,537
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($67,132,135 / 8,193,728 outstanding
  shares of beneficial interest)                                       $8.19
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($6,624,341 / 828,725 outstanding shares of beneficial
  interest)                                                            $7.99
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($7.99 / 94.50%)           $8.46
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($3,474,680 / 464,201 outstanding shares of beneficial interest)     $7.49
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($289,840 / 38,481 outstanding shares of beneficial interest)        $7.53
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($15,591 / 2,069 outstanding shares of beneficial interest)          $7.54
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($7.54 / 99.00%)                                                     $7.62
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                MAY 31, 2003  63

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA LARGE CAP VALUE FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.0%
BASIC MATERIALS -- 6.6%
  Dow Chemical                                        184,800      $  5,877
  EI du Pont de Nemours                               201,500         8,491
  International Paper                                 130,300         4,778
  Praxair                                             133,700         8,021
  Weyerhaeuser                                        178,600         8,998
                                                                   --------
                                                                     36,165
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 5.3%
  Johnson Controls#                                    83,700         6,968
  Masco#                                              237,500         5,843
  May Department Stores                               309,500         6,713
  TJX                                                 524,000         9,537
                                                                   --------
                                                                     29,061
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 6.6%
  Conagra Foods                                       268,300         6,512
  General Mills                                       145,600         6,811
  H.J. Heinz                                          230,520         7,623
  Kimberly-Clark                                      166,750         8,659
  Newell Rubbermaid#                                  235,000         6,698
                                                                   --------
                                                                     36,303
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.4%
  Clear Channel Communications*                       222,000         9,035
  Comcast, Cl A*                                      205,304         6,182
  Gannett                                             149,800        11,834
  Knight Ridder                                       110,600         7,791
                                                                   --------
                                                                     34,842
--------------------------------------------------------------------------------
ENERGY -- 10.2%
  ChevronTexaco                                       201,800        14,316
  ConocoPhillips                                      192,947        10,413
  Exxon Mobil                                         432,400        15,739
  Marathon Oil                                        242,300         6,234
  Occidental Petroleum                                259,900         8,769
                                                                   --------
                                                                     55,471
--------------------------------------------------------------------------------
FINANCIALS -- 30.4%
  Aegon#                                              598,832         5,749
  American International Group                        154,248         8,928
  Bank of America                                      90,435         6,710
  Chubb#                                              168,600        10,795
  Citigroup                                           579,100        23,755
  Comerica                                            237,300        10,980
  Equity Office Properties Trust                      179,700         4,836
  FleetBoston Financial                               422,300        12,487
  Franklin Resources                                  142,700         5,333
  Freddie Mac                                          87,300         5,221
  Goldman Sachs Group#                                 99,000         8,069
  JP Morgan Chase                                     324,250        10,655
  Lincoln National#                                   429,600        14,950
  Metlife                                             376,600        10,534
  Morgan Stanley Dean Witter                          175,100         8,011


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

FINANCIALS -- CONTINUED
  US Bancorp                                          376,600      $  8,925
  Wachovia                                            253,400        10,182
                                                                   --------
                                                                    166,120
--------------------------------------------------------------------------------
HEALTHCARE -- 4.5%
  Bristol-Myers Squibb                                157,900         4,042
  Merck                                               102,600         5,703
  Pfizer                                              249,760         7,748
  Wyeth                                               167,035         7,324
                                                                   --------
                                                                     24,817
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.9%
  Caterpillar                                         235,730        12,293
  Deere                                               220,960         9,649
  United Technologies                                 153,000        10,442
                                                                   --------
                                                                     32,384
--------------------------------------------------------------------------------
TECHNOLOGY -- 11.2%
  Applied Materials*                                  572,500         8,908
  BMC Software*#                                      296,700         5,032
  Hubbell, Cl B                                       219,500         7,388
  Intel                                               414,300         8,634
  International Business Machines                     106,300         9,359
  Lexmark*                                             85,515         6,362
  Lockheed Martin                                     126,125         5,855
  Northrop Grumman                                     48,200         4,239
  Textron#                                            156,400         5,451
                                                                   --------
                                                                     61,228
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 5.6%
  AT&T                                                189,485         3,693
  BellSouth                                           221,900         5,883
  SBC Communications                                  366,305         9,326
  Verizon Communications                              315,000        11,923
                                                                   --------
                                                                     30,825
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.4%
  Union Pacific                                       216,600        13,210
--------------------------------------------------------------------------------
UTILITY -- 3.9%
  Dominion Resources of Virginia                      180,900        11,397
  Exelon                                              173,500         9,941
                                                                   --------
                                                                     21,338
--------------------------------------------------------------------------------

Total Common Stock (Cost $544,876)                                  541,764
--------------------------------------------------------------------------------


64   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA LARGE CAP VALUE FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND -- 0.7%
  Armada Money Market Fund, Class I+                3,745,573       $  3,746
--------------------------------------------------------------------------------
Total Related Party Money Market Fund (Cost $3,746)                    3,746
--------------------------------------------------------------------------------

Total Investments -- 99.7% (Cost $548,622)                           545,510
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 6.3% (Cost $34,231)++                                 34,231
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (6.0)%
  Investment Advisory Fees Payable                                      (339)
  12b-1 Fees Payable
   Class I                                                               (87)
   Class A                                                                (4)
   Class B                                                                (2)
  Administration Fees Payable                                            (32)
  Custody Fees Payable                                                    (6)
  Payable For Collateral For Loaned Securities                       (34,231)
  Other Assets & Liabilities                                           1,706
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (32,995)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $546,746
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $573,062
Undistributed net investment income                                    1,453
Accumulated net realized loss on investments                         (24,657)
Net unrealized depreciation on investments                            (3,112)
--------------------------------------------------------------------------------
Total Net Assets                                                    $546,746
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($505,107,743 / 35,909,173 outstanding
  shares of beneficial interest)                                      $14.07
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($34,207,392 / 2,437,588 outstanding shares of beneficial
  interest)                                                           $14.03
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($14.03 / 94.50%)         $14.85
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($7,022,099 / 502,524 outstanding shares of beneficial interest)    $13.97
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($305,250 / 21,903 outstanding shares of beneficial interest)       $13.94
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($103,604 / 7,453 outstanding shares of beneficial interest)        $13.90
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($13.90 / 99.00%)                                                   $14.04
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   65

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA MID CAP GROWTH FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.5%
BASIC MATERIALS -- 1.0%
  Freeport-McMoran Copper & Gold, Cl B                 44,900       $   985
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 8.6%
  Affiliated Computer Services, Cl A*                  13,200           612
  DST Systems*                                         30,500         1,077
  Equifax                                              36,200           917
  Fiserv*                                              42,800         1,416
  Lamar Advertising*                                   16,700           589
  Moody's                                               9,700           506
  Pharmaceutical Product Development*                  36,400         1,021
  Sungard Data Systems*                                59,900         1,378
  Viad                                                 33,400           676
                                                                    -------
                                                                      8,192
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 12.1%
  Advance Auto Parts*                                   8,600           512
  Autozone*                                            16,100         1,347
  Bed Bath & Beyond*                                   17,200           720
  Blockbuster#                                         22,100           374
  Family Dollar Stores                                 40,500         1,476
  Michael's Stores*                                    20,500           771
  MSC Industrial Direct*                               34,400           653
  O'Reilly Automotive*#                                39,700         1,212
  Petsmart*                                            62,600         1,082
  Reebok*                                              19,500           618
  Ross Stores                                          25,000         1,055
  Staples*                                             69,700         1,351
  TJX                                                  25,100           457
                                                                    -------
                                                                     11,628
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.7%
  Alberto-Culver, Cl B                                 12,600           644
  Avon Products                                         6,900           420
  Clorox                                               16,700           746
  Newell Rubbermaid                                    25,000           713
  Pepsi Bottling Group                                 17,900           365
  Performance Food Group*#                             17,900           648
                                                                    -------
                                                                      3,536
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 9.5%
  Belo, Cl A                                           25,100           587
  Brinker International*                               22,700           791
  Harman International Industries#                      9,600           712
  Hilton Hotels                                       123,300         1,709
  Hotels.com, Cl A*#                                    8,600           781
  International Game Technology                         8,300           731
  New York Times, Cl A                                 16,800           805
  Royal Caribbean Cruises#                             44,700           928
  Station Casinos*                                     19,800           446
  Univision Communications, Cl A*#                     16,700           498
  Yum! Brands*                                         40,300         1,127
                                                                    -------
                                                                      9,115
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------
ENERGY -- 5.8%
  Apache                                               18,570       $ 1,224
  Devon Energy                                         17,595           915
  ENSCO#                                               28,300           849
  Nabors Industries*                                   13,500           609
  Smith International*#                                18,400           752
  XTO Enegy                                            56,400         1,210
                                                                    -------
                                                                      5,559
--------------------------------------------------------------------------------
FINANCIALS -- 5.4%
  ACE                                                  23,000           839
  Countrywide Credit                                    9,700           714
  Federated Investors, Cl B                            28,100           783
  Progressive#                                          6,800           490
  RenaissanceRe Holdings                               18,000           805
  Willis Group Holdings                                48,200         1,524
                                                                    -------
                                                                      5,155
--------------------------------------------------------------------------------
HEALTHCARE -- 23.5%
  Allergan                                             26,100         1,882
  AmerisourceBergen                                    16,200         1,016
  Anthem*                                              19,500         1,430
  Barr Laboratories*                                   12,600           665
  Caremark Rx*                                         51,000         1,152
  Cephalon*#                                           13,400           606
  Charles River Laboratories*#                         47,300         1,503
  Cytyc*                                               64,000           665
  First Health Group*                                  67,600         1,735
  Genzyme Corp-General Division*                       33,700         1,600
  Gilead Sciences*                                     12,400           654
  Human Genome Sciences*#                              23,400           343
  Idec Pharmaceuticals*                                13,400           511
  Laboratory of America Holdings*                      38,000         1,222
  Medimmune*                                           25,800           915
  Omnicare                                             55,500         1,507
  Priority Healthcare, Cl B*#                          23,600           532
  SICOR*                                               34,600           731
  St. Jude Medical*                                    10,100           567
  Steris*                                              18,100           408
  Stryker                                              20,200         1,360
  Wellpoint Health Networks*                           17,300         1,476
                                                                    -------
                                                                     22,480
--------------------------------------------------------------------------------
TECHNOLOGY -- 27.2%
  Altera*                                              44,500           858
  Atmel*                                              296,400           898
  Avocent*                                             24,500           724
  AVX                                                  95,800         1,154
  BEA Systems*#                                        34,400           373
  BMC Software*                                        66,200         1,123
  Broadcom, Cl A*#                                     46,000         1,126
  Computer Sciences*#                                  22,600           897
  Dupont Photomasks*#                                  55,700         1,168
  Empresa Bras de Aeronautica, ADR                     62,500           922


66  MAY 31, 2003

STATEMENT OF NET ASSETS
EQUITY FUNDS



ARMADA MID CAP GROWTH FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Emulex*                                              55,900       $ 1,381
  Ingram Micro, Cl A*                                  35,800           394
  Intuit*                                              30,200         1,392
  ITT Industries                                        9,700           608
  Kla-Tencor*#                                         25,800         1,193
  Lawson Software*#                                   203,600         1,036
  Lexmark*                                             27,300         2,031
  Marvel Technology Group Ltd*                         30,700           974
  Mercury Interactive*#                                12,800           503
  Microchip Technology                                 19,800           471
  National Semiconductor*                              76,000         1,897
  NetScreen Technologies*                              23,000           515
  Novellus Systems*#                                   27,800           963
  Peoplesoft*#                                         30,700           502
  Symantec*                                            25,600         1,158
  Symbol Technologies                                  59,600           799
  Tech Data*                                           37,600           936
                                                                    -------
                                                                     25,996
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.6%
  Nextel Communications, Cl A*#                        38,400           576
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.1%
  Southwest Airlines                                   65,900         1,059
--------------------------------------------------------------------------------

Total Common Stock (Cost $89,514)                                    94,281
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.6%
  Armada Money Market Fund, Class I+                1,526,238         1,526
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $1,526)                   1,526
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $91,040)                           95,807
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 18.2% (Cost $17,418)++                               17,418
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (18.3)%
  Investment Advisory Fees Payable                                      (78)
  12b-1 Fees Payable
   Class I                                                              (17)
   Class A                                                               (2)
   Class B                                                               (1)
  Administrative Fees Payable                                            (5)
  Custody Fees Payable                                                   (2)
  Payable For Collateral For Loaned Securities                      (17,418)
  Other Assets & Liabilities                                             34
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (17,489)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $ 95,736
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $ 183,040
Accumulated net realized loss on investments                        (92,071)
Net unrealized appreciation on investments                            4,767
--------------------------------------------------------------------------------
Total Net Assets                                                  $  95,736
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($74,852,119 / 13,142,575 outstanding
  shares of beneficial interest)                                      $5.70
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($16,475,782 / 3,008,908 outstanding shares of beneficial
  interest)                                                           $5.48
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($5.48 / 94.50%)          $5.80
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($4,156,775 / 917,909 outstanding shares of beneficial
  interest)                                                           $4.53
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($220,158 / 47,946 outstanding shares of beneficial interest)       $4.59
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($30,990 / 6,750 outstanding shares of beneficial interest)         $4.59
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($4.59 / 99.00%)                                                    $4.64
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL  -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   67

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA SMALL CAP GROWTH FUND



--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.9%
BASIC MATERIALS -- 0.9%
  Maverick Tube*#                                      77,300      $  1,548
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 5.4%
  Advisory Board*#                                     23,900           912
  Arbitron*                                            31,100         1,090
  CACI International, Cl A*                            32,700         1,081
  Corporate Executive Board*                           30,500         1,287
  Fair Isaac#                                          21,900         1,221
  Getty Images*                                        21,500           869
  Labor Ready*#                                       194,600         1,265
  Mantech, Cl A*#                                      64,300         1,148
  MPS Group*                                          127,400           913
                                                                   --------
                                                                      9,786
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.3%
  99 Cents Only Stores*#                               28,000           890
  Abercrombie & Fitch*                                 46,700         1,333
  Cost Plus of California*                             33,400         1,201
  Finish Line, Cl A*                                   44,400           879
  Gymboree*                                            64,000         1,094
  Hollywood Entertainment*                             75,800         1,272
  Michael's Stores*                                    32,100         1,207
  Movie Gallery*                                       51,000           951
  O'Reilly Automotive*#                                32,900         1,004
  Pacific Sunwear*                                     54,900         1,233
  Petsmart*                                            50,300           870
  Sharper Image*                                       12,808           290
  Timberland, Cl A*                                    21,800         1,081
                                                                   --------
                                                                     13,305
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.3%
  Jarden*                                              41,300         1,206
  NBTY*                                                74,600         1,156
                                                                   --------
                                                                      2,362
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 8.3%
  Alliance Gaming*                                     73,400         1,183
  Bright Horizons Family Solutions*                    45,000         1,523
  Cheesecake Factory*                                  35,500         1,205
  Cox Radio, Cl A*                                     34,900           795
  Entercom Communications*                             33,700         1,636
  Hearst-Argyle Television*                            67,000         1,665
  Lin TV, Cl A*                                        42,200           983
  P.F. Chang's China Bistro*#                          17,600           775
  Panera Bread, Cl A*#                                 19,200           670
  Penn National Gaming*                                25,400           425
  Radio One, Cl A*                                     65,500         1,098
  Ruby Tuesday#                                        51,800         1,195
  Spanish Broadcasting*                               136,000         1,031
  Station Casinos*                                     35,500           799
                                                                   --------
                                                                     14,983
--------------------------------------------------------------------------------
ENERGY -- 8.9%
  Comstock Resources*                                  70,700           969
  Evergreen Resources*#                                19,100         1,017
  Global Industries*                                  238,700         1,337


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

ENERGY -- CONTINUED
  Grant Prideco*                                       84,200        $1,175
  Grey Wolf*                                          363,400         1,628
  National-Oilwell*                                    57,100         1,389
  Patterson-UTI Energy*                                57,600         2,108
  Rowan*#                                              72,600         1,738
  Superior Energy Services*                           191,200         2,187
  Ultra Petroleum*                                    120,900         1,414
  Varco*                                               53,500         1,158
                                                                   --------
                                                                     16,120
--------------------------------------------------------------------------------
FINANCIALS -- 9.1%
  Affiliated Managers Group*#                          25,500         1,403
  Bankunited Financial, Cl A*                          33,300           613
  Brookline Bancorp                                   126,300         1,801
  East-West Bancorp                                    28,700         1,052
  Erie Indemnity, Cl A                                 40,400         1,620
  Hilb Rogal & Hamilton                                27,300           955
  Investors Financial Services                         52,700         1,234
  Janus Capital Group                                  77,500         1,205
  Knight Trading Group*                               198,600         1,243
  Neuberger Berman                                     25,300           842
  Raymond James Financial#                             46,300         1,413
  RenaissanceRe Holdings                               46,700         2,087
  Southwest Bancorp of Texas*                          28,400           935
                                                                   --------
                                                                     16,403
--------------------------------------------------------------------------------
HEALTHCARE -- 14.9%
  Accredo Health*                                      20,300           432
  Advanced Neuromodulation Systems*#                   18,500           887
  Affymetrix*                                          36,800           837
  Amerigroup*                                          35,600         1,243
  Amsurg*#                                             27,400           772
  Axcan Pharma*#                                      101,900         1,422
  Cephalon*#                                           28,500         1,288
  Charles River Laboratories*#                         46,900         1,490
  Coventry Health Care*                                26,000         1,135
  CV Therapeutics*#                                    33,000         1,068
  Genta*#                                             105,300         1,220
  Guilford Pharmaceuticals*                           159,500           890
  Human Genome Sciences*#                              59,800           876
  Integra LifeSciences Holdings*#                      48,700         1,374
  KOS Pharmaceuticals*#                                48,900         1,191
  LifePoint Hospitals*#                                54,100         1,155
  Medarex*                                            163,900         1,069
  Merit Medical Systems*                               68,800         1,275
  Mid Atlantic Medical Services*                       28,500         1,365
  Neurocrine Biosciences*#                             16,600           842
  Pharmaceutical Resources*                            18,500           759
  Priority Healthcare, Cl B*#                          67,500         1,522
  Renal Care Group*                                    26,900           914
  SICOR*                                               37,500           793
  Steris*                                              56,400         1,272
                                                                   --------
                                                                     27,091
--------------------------------------------------------------------------------


68   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA SMALL CAP GROWTH FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
INDUSTRIALS -- 3.3%
  Agco*                                                43,200      $    772
  Clarcor                                              28,200         1,027
  Hughes Supply                                        36,800         1,319
  Stericycle*                                          27,300         1,080
  Waste Connections*                                   30,000         1,022
  Wilson Greatbatch Technologies*                      20,300           747
                                                                   --------
                                                                      5,967
--------------------------------------------------------------------------------
TECHNOLOGY -- 34.2%
  O2Micro International*                              111,900         1,722
  Actel*                                               55,900         1,240
  Activision*                                          63,400         1,077
  Adaptec*#                                           151,500         1,212
  Advanced Fibre Communication*                        60,900         1,149
  ATMI*                                                49,600         1,241
  ASM*#                                                79,100         1,223
  Avid Technology*#                                    43,900         1,481
  Avocent*                                             44,000         1,301
  Borland Software*                                   120,800         1,222
  Brooks Automation*                                  136,400         1,623
  ChipPAC, Cl A*                                      186,578         1,159
  Cymer*#                                              58,900         1,961
  Cypress Semiconductor*                              150,600         1,664
  Documentum*                                          85,100         1,803
  Emulex*#                                             55,400         1,368
  Entegris*                                           116,700         1,448
  EPIQ Systems*                                        71,700         1,265
  Exar*                                                73,900         1,201
  Fairchild Semiconductor, Cl A*                       76,300         1,067
  Flir System*                                         35,600         1,015
  Hyperion Solutions*                                  31,500           992
  Ingram Micro, Cl A*                                 117,700         1,297
  Integrated Device Technology*                        66,300           802
  Intergraph*                                          58,700         1,310
  Itron*                                               55,600         1,209
  Kulicke & Soffa Industries*                         151,400           954
  Manhattan Associates*#                               52,200         1,402
  McDATA*                                              80,900         1,088
  MRO Software*                                       164,500         1,558
  NETIQ*                                               75,100         1,114
  NetScreen Technologies*                              52,800         1,182
  OAK Technology*                                     134,000           867
  Photon Dynamics*#                                    47,400         1,175
  Pinnacle Systems*#                                   96,000         1,022
  Planar Systems*                                      63,400         1,315
  Plexus*#                                            135,100         1,621
  PMC-Sierra*                                          78,200           849
  Precise Software Solutions*                          97,400         1,830
  Priceline.com*                                      310,400         1,267
  Semtech Corporation*#                                67,500         1,070
  Silicon Storage Technology*#                        433,200         2,045
  Symbol Technologies#                                 82,500         1,106
  Sypris Solutions                                     61,911           570
  United Defense Industries*                           43,100         1,101


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

TECHNOLOGY -- CONTINUED
  Varian*                                              30,300      $    974
  Varian Semiconductor Equipment Associates*           51,300         1,431
  Websense*                                            83,900         1,352
  Zoran*#                                              47,400           970
                                                                   --------
                                                                     61,915
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.3%
  JB Hunt Transportation Services*                     32,900         1,219
  Knight Transportation*                               43,200         1,095
                                                                   --------
                                                                      2,314
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
  American Banknote,
   Expiration date 6/18/03*                            34,916             2
--------------------------------------------------------------------------------

Total Common Stock (Cost $152,051)                                  171,796
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 5.3%
  Armada Money Market Fund, Class I+                9,656,189         9,656
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $9,656)                   9,656
--------------------------------------------------------------------------------

Total Investments -- 100.2% (Cost $ 161,707)                        181,452
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 22.7% (Cost $41,160)++                               41,160
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (22.9)%
  Investment Advisory Fees Payable                                     (144)
  12b-1 Fees Payable
   Class I                                                              (31)
   Class A                                                               (2)
   Class B                                                               (2)
  Administration Fees Payable                                           (10)
  Custody Fees Payable                                                   (3)
  Payable For Collateral For Loaned Securities                      (41,160)
  Other Assets & Liabilities                                           (226)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (41,578)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $181,034
--------------------------------------------------------------------------------


                                                               MAY 31, 2003   69

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA SMALL CAP GROWTH FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $ 289,919
Accumulated net realized loss on investments                       (128,871)
Net unrealized appreciation on investments and futures               19,986
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 181,034
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($156,646,109 / 20,343,469 outstanding
  shares of beneficial interest)                                      $7.70
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($18,813,393 / 2,477,839 outstanding shares of beneficial
  interest)                                                           $7.59
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($7.59 / 94.50%)          $8.03
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($5,141,004 / 703,828 outstanding shares of beneficial interest)    $7.30
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($390,107 / 53,281 outstanding shares of beneficial interest)       $7.32
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($43,377 / 5,917 outstanding shares of beneficial interest)         $7.33
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($7.33 / 99.00%)                                                    $7.40
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

70  MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.6%
BASIC MATERIALS -- 9.6%
  Agrium                                              554,278      $  6,596
  Albemarle                                           350,700         9,388
  CONSOL Energy#                                       85,900         1,920
  Ferro                                               354,287         8,708
  Georgia Gulf                                        404,106         8,539
  Hercules*                                           559,455         5,567
  IMC Global                                          172,500         1,508
  Maverick Tube*#                                     115,100         2,304
  Millennium Chemicals#                               347,032         4,147
  Olin#                                               482,400         8,519
  Packaging Corporation of America*                   475,290         8,555
  Pope & Talbot#                                      370,902         4,206
  Rayonier#                                           182,114         9,403
  RPM                                                 491,790         6,113
  Spartech                                            270,638         5,386
                                                                   --------
                                                                     90,859
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 5.7%
  BearingPoint*                                       511,550         4,855
  CBRL Group                                          119,254         4,303
  CDI*                                                330,777         8,749
  Keane*                                              888,796        10,017
  Labor Ready*#                                     1,537,212         9,992
  MPS Group*                                        1,368,179         9,810
  Ryder System                                        228,068         6,057
                                                                   --------
                                                                     53,783
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.1%
  AnnTaylor Stores*#                                  271,088         6,932
  Arvinmeritor                                        243,274         4,328
  BorgWarner                                           71,163         4,136
  Brown Shoe                                           86,332         2,447
  CSK Auto*                                           741,892         9,385
  Forest City Enterprises, Cl A#                      178,303         7,177
  Gymboree*                                           302,328         5,170
  Haverty Furniture#                                  496,800         7,675
  Lafarge                                             163,563         5,149
  Lear*                                               133,807         5,323
  Linens 'N Things*                                   304,327         7,006
  Reebok*                                             182,103         5,773
  Wolverine World Wide                                348,574         6,403
                                                                   --------
                                                                     76,904
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.6%
  Performance Food Group*#                            135,733         4,913
  Smithfield Foods*#                                  480,368        10,083
                                                                   --------
                                                                     14,996
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 3.9%
  Belo, Cl A                                          476,106        11,141
  Brunswick                                           285,241         6,261
  MCL*                                                434,916         6,141
  M T R Gaming Group*                                 396,965         2,735


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

CONSUMER SERVICES -- CONTINUED
Rare Hospitality*                                     149,901      $  4,284
Ruby Tuesday#                                         254,987         5,883
                                                                   --------
                                                                     36,445
--------------------------------------------------------------------------------
ENERGY -- 3.8%
  Chesapeake Energy#                                  916,229         9,355
  Cimarex Energy*                                     237,283         5,161
  Frontier Oil                                         89,757         1,524
  Key Energy Services*#                               355,568         4,224
  Newfield Exploration*                               264,056         9,891
  Parker Drilling*                                    687,700         1,919
  Premcor*                                             82,200         1,788
  Tesoro Petroleum*                                   217,200         1,522
                                                                   --------
                                                                     35,384
--------------------------------------------------------------------------------
FINANCIALS -- 14.4%
  Affiliated Managers Group*#                         171,720         9,444
  Amerus Group#                                       242,947         6,538
  Delphi Financial Group, Cl A#                       308,731        14,177
  Everest Re Group                                     70,099         5,117
  First Federal Capital                               281,729         5,536
  Fulton Financial#                                   356,713         7,345
  Harleysville Group                                  257,386         6,296
  Knight Trading Group*                               297,649         1,863
  MAF Bancorp#                                        123,217         4,552
  Metris#                                             166,000           845
  NCO Group*                                           93,400         1,803
  Odyssey Re Holdings#                                236,920         4,888
  Phoenix#                                          1,504,700        12,655
  Provident Financial Group#                          167,907         4,295
  Raymond James Financial                             121,350         3,702
  Reinsurance Group of America#                        89,500         2,764
  RenaissanceRe Holdings                               96,284         4,304
  Scottish Annuity & Life Holdings                    137,600         2,623
  Sky Financial Group                                 269,632         5,738
  Triad Guaranty*                                     198,388         7,596
  Trustmark                                           283,127         7,435
  Whitney Holding                                     190,887         6,488
  WR Berkley                                          208,516        10,269
                                                                   --------
                                                                    136,273
--------------------------------------------------------------------------------
HEALTHCARE -- 6.6%
  Advanced Medical Optics*                            293,642         4,419
  Alpharma, Cl A#                                     208,808         4,389
  Amerigroup*                                         187,427         6,545
  Cobalt*                                             121,786         2,214
  Cooper                                              186,262         6,430
  Coventry Health Care*                               193,637         8,454
  Fisher Scientific*                                  197,803         6,268
  Health Net*                                         180,179         5,454
  Invitrogen*                                         185,105         7,223
  Owens & Minor#                                      293,726         6,242
  Province Healthcare*#                               296,400         3,245
  Service Corporation*#                               438,984         1,826
                                                                   --------
                                                                     62,709
--------------------------------------------------------------------------------

                                                               MAY 31, 2003   71

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
INDUSTRIALS -- 8.5%
  Active Power*                                       492,100      $    940
  Capstone Turbine*                                 1,258,800         1,737
  Casella Waste Systems, Cl A*                        822,922         7,283
  CNH Global                                          428,247         3,576
  Cummins#                                            302,942        10,385
  GrafTech*                                         2,043,330        12,566
  JLG Industries                                      279,800         2,082
  Joy Global*#                                        572,476         7,717
  Kadant*                                             477,633         8,382
  Kaydon                                              106,814         2,264
  Navistar*#                                          345,489        10,648
  NN                                                  270,880         2,972
  Tecumseh Products, Cl A#                            118,122         4,542
  York                                                192,641         4,988
                                                                   --------
                                                                     80,082
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 5.7%
  Alexandria Real Estate Equities                     210,448         9,323
  Corporate Office Properties Trust                   559,718         8,888
  Developers Diversified Realty                       247,430         6,985
  Heritage Property Investment Trust                  323,657         8,933
  Highwoods Properties                                394,593         8,432
  Meristar Hospitality                                337,100         1,786
  Ramco-Gershenson Properties Trust#                  240,136         5,617
  Summit Properties                                   195,946         3,921
                                                                   --------
                                                                     53,885
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.6%
  Activision*                                         249,186         4,231
  Andrew*#                                            178,200         1,771
  Anixter*                                            206,234         4,933
  Arris Group*#                                       888,402         4,620
  Aspen Technology*#                                  518,000         2,108
  Asyst Technologies*#                                472,383         3,146
  Avnet*                                              364,900         4,963
  Brio Software*                                      537,300         1,553
  Brooks Automation*#                                 611,201         7,273
  ChipPAC, Cl A*                                      926,803         5,755
  Compuware*                                          860,900         5,226
  Entegris*                                           441,162         5,475
  Fairchild Semiconductor, Cl A*                      693,839         9,700
  Filenet*                                            620,535        10,357
  Harris                                              198,422         6,010
  Hyperion Solutions*                                 178,520         5,623
  MatrixOne*                                          352,400         1,836
  MRO Software*                                       666,830         6,315
  Mykrolis*                                         1,106,009        10,341
  ON Semiconductor*                                   374,408         1,015
  Photronics*#                                        524,997         8,841
  Pioneer Standard Electronics#                       467,044         4,269
  Read-Rite*                                          228,271           342
  Retek*                                              814,350         5,366
  SPSS*                                                97,500         1,513
  Standard Microsystems*                              563,688         8,337


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

TECHNOLOGY -- CONTINUED
Take-Two Interactive Software*                        102,300      $  2,583
  Ultratech Stepper*                                  561,908         9,906
  United Defense Industries*                          162,391         4,149
                                                                   --------
                                                                    147,557
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.4%
  Arkansas Best                                       177,115         4,694
  Northwest Airlines Cl A*#                           204,900         1,830
  OMI*                                                327,000         1,874
  Pacer*                                              300,818         5,565
  Swift Transportation*                               286,570         5,886
  USF                                                  96,600         2,892
  Wabtec                                              847,566        11,620
  Yellow*                                             274,894         7,224
                                                                   --------
                                                                     41,585
--------------------------------------------------------------------------------
UTILITY -- 6.7%
AGL Resources                                         312,703         8,171
Allete#                                               266,577         6,718
Equitable Resources                                   299,510        12,058
Hawaiian Electric Industries                           74,842         3,428
ONEOK#                                                339,189         6,909
Puget Energy                                          404,316         9,481
Reliant Resources*                                    299,060         2,004
Sierra Pacific Resources*#                            363,935         1,965
UGI                                                   183,545         6,277
Vectren#                                              244,775         6,051
                                                                   --------
                                                                     63,062
--------------------------------------------------------------------------------

Total Common Stock (Cost $766,811)                                  893,524
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 7.6%
  Armada Money Market Fund, Class I+               71,652,601        71,653
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $71,653)                 71,653
--------------------------------------------------------------------------------

Total Investments -- 102.2% (Cost $838,464)                         965,177
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 20.4% (Cost $192,490)++                             192,490
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (22.6)%
  Investment Advisory Fees Payable                                     (761)
  12b-1 Fees Payable
   Class I                                                             (101)
   Class A                                                               (4)
   Class B                                                               (3)
   Class C                                                               (3)
  Administration Fees Payable                                           (53)
  Custody Fees Payable                                                   (9)
  Payable For Collateral For Loaned Securities                     (192,490)
  Other Assets & Liabilities                                        (19,863)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                             (213,287)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $ 944,380
--------------------------------------------------------------------------------


72  MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                        $898,140
Undistributed net investment income                                     535
Accumulated net realized loss on investments                        (83,123)
Net unrealized appreciation on investments and futures              128,828
--------------------------------------------------------------------------------
Total Net Assets                                                   $944,380
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($773,212,621 / 43,895,153 outstanding
  shares of beneficial interest)                                     $17.61
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($147,501,562 / 8,654,073 outstanding shares of beneficial
  interest)                                                          $17.04
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($17.04 / 94.50%)        $18.03
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($10,943,871 / 656,314 outstanding shares of beneficial
  interest)                                                          $16.67
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($11,798,725 /708,759 outstanding shares of beneficial
  interest)                                                          $16.65
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($922,953 / 55,428 outstanding shares of beneficial
  interest)                                                          $16.65
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($16.65 / 99.00%)                                                  $16.82
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   73

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA SMALL/MID CAP VALUE FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.8%
BASIC MATERIALS -- 10.3%
  Agrium                                               30,200      $    360
  Albemarle                                            14,845           397
  Ferro                                                17,010           418
  Fisher Scientific International*                     14,005           444
  Hercules*                                            39,030           388
  Packaging Corporation of America*                    26,785           482
  Rayonier                                             11,110           574
  RPM International                                    29,200           363
  Sappi, ADR                                           36,860           455
                                                                   --------
                                                                      3,881
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.7%
  Manpower                                             14,005           487
  Park Place Entertainment*                            39,830           303
  Ryder System                                         15,343           408
  Valassis Communications*                              7,195           193
                                                                   --------
                                                                      1,391
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.5%
  Arvinmeritor                                         11,125           198
  BorgWarner                                            4,472           260
  Lafarge                                               8,050           253
  Lear*                                                 9,900           394
  Lennar                                                3,500           235
  Lennar - Class B                                        430            28
  Linens 'N Things*                                    19,550           450
  Liz Claiborne                                        13,355           453
  Pulte Homes                                           3,940           258
  Reebok*                                               9,050           287
                                                                   --------
                                                                      2,816
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.8%
  Performance Food Group*#                             12,045           436
  Smithfield Foods*#                                   30,180           634
                                                                   --------
                                                                      1,070
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.1%
  Belo, Cl A                                           19,595           459
  Brunswick                                            23,480           515
  Metro-Goldwyn-Mayer*                                 31,200           389
  Moore*#                                              20,810           294
  Royal Caribbean Cruises#                             19,640           408
  Ruby Tuesday                                         10,265           237
                                                                   --------
                                                                      2,302
--------------------------------------------------------------------------------
ENERGY -- 3.7%
  Forest Oil*                                           7,230           177
  Newfield Exploration*                                10,950           410
  Pioneer Natural Resources*                            9,850           263
  Sunoco                                               14,965           551
                                                                   --------
                                                                      1,401
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

FINANCIALS -- 22.0%
  Affiliated Managers Group*#                           8,105      $    446
  Amerus Group#                                        26,655           717
  Everest Re Group                                      4,141           302
  Fulton Financial                                      1,717            35
  Lincoln National#                                    30,500         1,061
  Mercantile Bankshares                                 9,110           369
  Nationwide Financial Services, Cl A                  35,985         1,161
  Odyssey Re Holdings#                                  8,683           179
  Phoenix#                                            138,220         1,163
  Reinsurance Group of America#                        11,971           370
  RenaissanceRe Holdings                                5,910           264
  Scottish Annuity & Life Holdings                     18,554           354
  Sky Financial Group                                  14,845           316
  Trustmark                                            17,490           459
  Valley National Bancorp                              14,955           404
  Whitney Holding                                      11,660           396
  WR Berkley                                            5,724           282
                                                                   --------
                                                                      8,278
--------------------------------------------------------------------------------
HEALTHCARE -- 4.7%
  Community Health Systems*                            17,400           363
  Coventry Health Care*                                 6,500           284
  Health Net*                                          15,600           472
  Invitrogen*                                          11,875           463
  Manor Care*                                           7,005           166
                                                                   --------
                                                                      1,748
--------------------------------------------------------------------------------
INDUSTRIALS -- 8.9%
  Agco*                                                52,750           943
  Cummins#                                             10,590           363
  Pentair                                              12,495           486
  Republic Services*                                   21,350           510
  Rockwell Automation                                  24,150           571
  York                                                 17,720           459
                                                                   --------
                                                                      3,332
--------------------------------------------------------------------------------
REAL ESTATE -- 3.8%
  Camden Property Trust                                12,045           419
  Developers Diversified Realty                         8,320           235
  General Growth Properties                             2,985           175
  Highwoods Properties                                 19,640           420
  Kimco Realty                                          4,630           173
                                                                   --------
                                                                      1,422
--------------------------------------------------------------------------------
TECHNOLOGY -- 13.5%
  Alliant Techsystems*                                  4,005           202
  Andrew*                                              18,400           183
  Anixter*                                             14,500           347
  Avnet*                                               14,100           192
  BMC Software*#                                       26,800           454
  Compuware*                                          106,200           645
  Entegris*                                            46,055           572
  Fairchild Semiconductor, Cl A*                       41,030           574


74   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA SMALL/MID CAP VALUE FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Filenet*                                             16,100      $    269
  Harris                                                7,700           233
  Hubbell, Cl B                                        12,045           405
  Hyperion Solutions*                                   9,885           311
  National Semiconductor*#                             19,720           492
  United Defense Industries*                            8,235           210
                                                                   --------
                                                                      5,089
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.6%
  Alexander & Baldwin                                      40             1
  Delta Air Lines#                                     21,100           282
  Swift Transportation*                                15,000           308
                                                                   --------
                                                                        591
--------------------------------------------------------------------------------
UTILITY -- 8.2%
  Allete                                               18,730           472
  Constellation Energy Group                           11,700           388
  Equitable Resources                                  15,330           617
  Hawaiian Electric Industries                         12,045           551
  Puget Energy                                         14,965           351
  Vectren#                                             12,045           298
  Wisconsin Energy                                     14,965           417
                                                                   --------
                                                                      3,094
--------------------------------------------------------------------------------

Total Common Stock (Cost $32,331)                                    36,415
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 2.5%
  Armada Money Market Fund, Class I+                  957,161           957
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $957)                       957
--------------------------------------------------------------------------------

Total Investments -- 99.3% (Cost $33,289)                            37,372
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 18.8% (Cost $7,057)++                                 7,057
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (18.1)%
  Investment Advisory Fees Payable                                      (30)
  12b-1 Fees Payable
   Class I                                                               (1)
  Administration Fees Payable                                            (2)
  Payable For Collateral For Loaned Securities                       (7,057)
  Other Assets & Liabilities                                            279
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (6,811)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $37,618
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $34,089
Undistributed net investment income                                      95
Accumulated net realized loss on investments                           (649)
Net unrealized appreciation on investments                            4,083
--------------------------------------------------------------------------------
Total Net Assets                                                    $37,618
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
Share -- Class I ($36,318,900 / 3,592,412 outstanding shares
of beneficial interest)                                              $10.11
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($1,298,692 / 129,176 outstanding shares of beneficial
  interest)                                                          $10.05
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.05 / 94.50%)        $10.63
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003   75

STATEMENT OF NET ASSETS
EQUITY FUNDS


ARMADA TAX MANAGED EQUITY FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.6%
BASIC MATERIALS -- 0.2%
  Air Products & Chemicals                              8,000      $    349
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.1%
  Automatic Data Processing                           184,000         6,421
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.8%
  Home Depot                                          267,000         8,675
  Staples*                                             38,250           742
  Wal-Mart Stores                                      53,500         2,814
                                                                   --------
                                                                     12,231
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 9.7%
  Anheuser-Busch                                       10,000           526
  Coca-Cola                                            36,800         1,677
  J.M. Smucker                                            940            35
  PepsiCo                                             197,500         8,730
  Procter & Gamble                                     47,000         4,316
                                                                   --------
                                                                     15,284
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.7%
  Harley-Davidson#                                    189,700         7,998
  McDonald's                                           64,000         1,199
  Walt Disney                                          64,500         1,267
                                                                   --------
                                                                     10,464
--------------------------------------------------------------------------------
ENERGY -- 7.4%
  BP, ADR                                              87,868         3,681
  Exxon Mobil                                         107,202         3,902
  Royal Dutch Petroleum, ADR                           52,400         2,387
  Schlumberger                                         32,000         1,556
  Transocean Sedco Forex                                5,812           136
                                                                   --------
                                                                     11,662
--------------------------------------------------------------------------------
FINANCIALS -- 21.2%
  American International Group                        182,182        10,545
  Berkshire Hathaway, Cl A*                                47         3,337
  Chubb#                                               25,000         1,601
  Fannie Mae                                            9,000           666
  Northern Trust                                        6,000           229
  State Street                                        178,000         6,819
  Wachovia                                             71,200         2,861
  Wells Fargo                                         148,000         7,148
                                                                   --------
                                                                     33,206
--------------------------------------------------------------------------------
HEALTHCARE -- 19.9%
  Abbott Laboratories                                 182,000         8,108
  Bristol-Myers Squibb                                146,480         3,750
  Johnson & Johnson                                    25,500         1,386
  Medtronic                                            14,400           702
  Merck                                                96,000         5,336
  Pfizer                                              273,000         8,468
  Schering-Plough                                     122,400         2,258
  Wyeth                                                10,000           438
  Zimmer Holdings*                                     15,288           686
                                                                   --------
                                                                     31,132
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.8%
  3M                                                   17,600      $  2,226
  Emerson Electric                                     67,200         3,514
  General Electric                                    269,700         7,740
  Imagistics International*                            12,240           266
                                                                   --------
                                                                     13,746
--------------------------------------------------------------------------------
TECHNOLOGY -- 11.4%
  Agilent Technologies*                                 8,392           152
  Cisco Systems*                                       81,900         1,333
  Hewlett-Packard                                     122,000         2,379
  Intel                                               320,000         6,669
  Microsoft                                            61,200         1,506
  Pitney Bowes                                        153,000         5,877
                                                                   --------
                                                                     17,916
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.4%
  BellSouth                                            85,000         2,253
  SBC Communications                                   59,795         1,523
                                                                   --------
                                                                      3,776
--------------------------------------------------------------------------------

Total Common Stock (Cost $25,500)                                   156,187
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.3%
  Armada Money Market Fund, Class I+                  538,180           538
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $538)                       538
--------------------------------------------------------------------------------

Total Investments -- 99.9% (Cost $ 26,038)                          156,725
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 5.6% (Cost $8,803)++                                  8,803
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (5.5)%
  Investment Advisory Fees Payable                                      (98)
  12b-1 Fees Payable
   Class I                                                              (18)
   Class A                                                               (2)
   Class B                                                               (2)
  Administration Fees Payable                                            (9)
  Custody Fees Payable                                                   (3)
  Payable For Collateral For Loaned Securities                       (8,803)
  Other Assets & Liabilities                                            233
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (8,702)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $156,826
--------------------------------------------------------------------------------


76   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                                    EQUITY FUNDS


ARMADA TAX MANAGED EQUITY FUND


--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $21,054
Undistributed net investment income                                     226
Undistributed net realized gain on investments                        4,859
Net unrealized appreciation on investments                          130,687
--------------------------------------------------------------------------------
Total Net Assets                                                   $156,826
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($137,414,492 / 14,659,607 outstanding
  shares of beneficial interest)                                      $9.37
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($12,377,011 / 1,319,822 outstanding shares of beneficial
  interest)                                                           $9.38
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.38 / 94.50%)          $9.93
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($6,349,514 / 695,649 outstanding shares of beneficial interest)    $9.13
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($586,165 / 64,414 outstanding shares of beneficial interest)       $9.10
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($99,209 / 10,908 outstanding shares of beneficial interest)        $9.10
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($9.10 / 99.00%)                                                    $9.19
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
#  SECURITY FULLY OR PARTIALLY ON LOAN
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                MAY 31, 2003  77

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS


ARMADA AGGRESSIVE ALLOCATION FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

RELATED PARTY EQUITY FUNDS -- 84.4%
  Armada Large Cap Ultra Fund, Class I*               202,554       $ 1,659
  Armada Large Cap Value Fund, Class I                103,150         1,452
  Armada Small Cap Growth Fund, Class I*              202,620         1,560
  Armada Small Cap Value Fund, Class I                 49,131           865
--------------------------------------------------------------------------------

Total Related Party Equity Funds (Cost $5,307)                        5,536
--------------------------------------------------------------------------------
RELATED PARTY FIXED INCOME FUND -- 9.4%
  Armada Bond Fund, Class I                            59,195           618
--------------------------------------------------------------------------------

Total Related Party Fixed Income Fund (Cost $592)                       618
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 5.1%
  Armada Money Market Fund, Class I                   331,268           331
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $331)                       331
--------------------------------------------------------------------------------

Total Investments -- 98.9% (Cost $ 6,230)                             6,485
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.1%
  Other Assets & Liabilities                                             74
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                   74
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $6,559
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $ 7,590
Accumulated net realized loss on investments                         (1,286)
Net unrealized appreciation on investments                              255
--------------------------------------------------------------------------------
Total Net Assets                                                    $ 6,559
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($2,360,993 / 286,856 outstanding
  shares of beneficial interest)                                      $8.23
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($2,743,499 / 334,313 outstanding shares of beneficial
  interest)                                                           $8.21
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($8.21 / 95.25%)          $8.62
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($610,291 / 75,084 outstanding shares of beneficial interest)       $8.13
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($240,819 / 29,586 outstanding shares of beneficial interest)       $8.14
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($602,921 / 74,070 outstanding shares of beneficial interest)       $8.14
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($8.14 / 99.00%)                                                    $8.22
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY

SEE NOTES TO FINANCIAL STATEMENTS.

78   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 59.4%
BASIC MATERIALS -- 2.5%
  Albemarle                                             5,300      $   142
  Cummins#                                              4,550          156
  Dow Chemical                                          7,200          229
  EI du Pont de Nemours                                 8,800          371
  Ferro                                                 5,590          137
  Fisher Scientific*                                    2,950           94
  Georgia Gulf                                          6,200          131
  Hercules*                                             8,792           87
  IMC Global                                            2,600           23
  International Paper                                   5,700          209
  Jarden*                                               5,750          168
  Millennium Chemicals                                  5,300           63
  Olin                                                  7,500          132
  Packaging Corporation of America*                     7,533          136
  Pope & Talbot                                         5,600           64
  Praxair                                              11,050          663
  Rayonier                                              2,750          142
  RPM                                                   7,400           92
  Spartech                                              4,090           81
  Weyerhaeuser                                          8,000          403
                                                                   -------
                                                                     3,523
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.8%
  Accenture Ltd.*                                      15,350          269
  Advisory Board*#                                      3,350          128
  American Banknote* (B)                               10,503            3
  Arbitron*                                             4,350          152
  CACI, Cl A*                                           4,550          150
  CDI*                                                  4,957          131
  Corporate Executive Board*                            4,200          177
  DST Systems*                                          9,200          325
  EPIQ Systems*                                        10,050          177
  Fair Isaac#                                           3,050          170
  First Data                                            8,800          365
  Getty Images*                                         2,950          119
  Hearst-Argyle Television*                             9,350          232
  Ingram Micro, Cl A*                                  16,050          177
  Investors Financial Services                          7,200          169
  Labor Ready*                                         50,110          326
  Mantech, Cl A*#                                       8,850          158
  MPS Group*                                           38,350          275
  NCO Group*                                            1,400           27
  Ryder System                                          3,500           93
  Sungard Data Systems*                                12,600          290
  Websense*                                            11,450          185
                                                                   -------
                                                                     4,098
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 4.5%
  99 Cents Only Stores*#                                3,850          122
  Abercrombie & Fitch*                                  6,500          186
  AnnTaylor Stores*#                                    4,100          105
  Arvinmeritor                                          3,700           66
  Autozone*                                             3,000          251
  BorgWarner                                            1,100           64
  Brown Shoe Company                                    1,260           36
  CBRL Group                                            1,786           64


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

CONSUMER CYCLICALS -- CONTINUED
  Cost Plus of California*                              4,600      $   165
  CSK Auto*                                            11,260          142
  Family Dollar Stores                                 12,500          456
  Finish Line, Cl A*                                    6,100          121
  Haverty Furniture                                     7,560          117
  Hollywood Entertainment*                             10,400          174
  Home Depot                                           12,800          416
  Johnson Controls                                      3,700          308
  Kohl's*                                               6,800          356
  Lafarge                                               2,500           79
  Lear*                                                 2,000           79
  Linens 'N Things*                                     4,600          106
  Lowe's                                                9,300          393
  Michael's Stores*                                     4,350          164
  Movie Gallery*                                        7,100          132
  Navistar*                                             5,200          160
  O'Reilly Automotive*                                  4,550          139
  Pacific Sunwear*                                      7,600          171
  Petsmart*                                             7,000          121
  Reebok*                                               2,850           90
  Sharper Image*                                        1,774           40
  Staples*                                             13,150          255
  Timberland, Cl A*                                     3,000          149
  TJX                                                  40,200          732
  Wal-Mart Stores                                       9,100          479
  Wolverine World Wide                                  5,250           96
                                                                   -------
                                                                     6,534
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.9%
  Anheuser-Busch                                        5,000          263
  Avon Products                                         5,900          360
  Conagra Foods                                        11,800          286
  Estee Lauder, Cl A                                    8,600          287
  General Mills                                         6,600          309
  H.J. Heinz                                            9,900          327
  Kimberly-Clark                                        7,200          374
  NBTY*                                                10,150          157
  Newell Rubbermaid                                    21,800          621
  Panera Bread, Cl A*                                   2,650           93
  PepsiCo                                              10,400          460
  Performance Food Group*                               2,100           76
  Procter & Gamble                                      4,250          390
  Smithfield Foods*#                                    7,250          152
                                                                   -------
                                                                     4,155
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.6%
  Alliance Gaming*                                     10,100          163
  Belo, Cl A                                            7,950          186
  Bright Horizons Family Solutions*                     6,150          208
  Brunswick                                             4,400           97
  Cheesecake Factory*                                   4,900          166
  Clear Channel Communications*                         9,300          379
  Comcast, Cl A*                                        8,899          268
  Cox Radio, Cl A*                                      4,800          109
  Entercom Communications*                              4,500          219
  Fiserv*                                              11,700          387


                                                               MAY 31, 2003   79

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
CONSUMER SERVICES -- CONTINUED
  Fox Entertainment Group, Cl A*                       12,000      $   337
  Gannett                                               6,400          506
  Gymboree*                                            13,300          227
  Hilton Hotels                                        21,700          301
  Knight Ridder                                         5,500          387
  Lin TV, Cl A*                                         5,900          137
  M T R Gaming Group*                                   6,000           41
  Marriott, Cl A                                       10,200          399
  May Department Stores                                13,400          291
  New York Times, Cl A                                  7,600          364
  P.F. Chang's China Bistro*                            2,400          106
  Penn National Gaming*                                 3,500           59
  Priceline.com*                                       43,200          176
  Radio One, Cl A*                                      9,150          153
  Rare Hospitality*                                     2,300           66
  Ruby Tuesday                                         11,088          256
  Service Corporation                                   6,604           27
  Spanish Broadcasting*                                18,900          143
  Station Casinos*                                      4,850          109
  Viacom, Cl B*                                         8,100          369
                                                                   -------
                                                                     6,636
--------------------------------------------------------------------------------
ENERGY -- 4.0%
  Apache                                                5,075          334
  Chesapeake Energy                                    13,900          142
  ChevronTexaco                                         8,700          617
  Cimarex Energy*                                       3,627           79
  Comstock Resources*                                   9,650          132
  ConocoPhillips                                        8,472          457
  CONSOL Energy#                                        1,300           29
  Evergreen Resources*#                                 2,650          141
  Exxon Mobil                                          18,600          677
  Frontier Oil                                          1,350           23
  Global Industries*                                   32,500          182
  Grant Prideco*                                       11,450          160
  Grey Wolf*                                           49,900          224
  Key Energy Services*                                  5,400           64
  Marathon Oil                                         10,400          268
  National-Oilwell*                                     7,800          190
  Newfield Exploration*                                 3,950          148
  Noble*                                                7,100          253
  Occidental Petroleum                                 11,200          378
  Parker Drilling*                                     10,400           29
  Patterson-UTI Energy*                                 8,000          293
  Premcor*                                              1,200           26
  Rowan*#                                               9,900          237
  Superior Energy Services*                            26,650          305
  Tesoro Petroleum*                                     3,300           23
  Ultra Petroleum*                                     16,700          195
  Varco*                                                7,200          156
                                                                   -------
                                                                     5,762
--------------------------------------------------------------------------------
FINANCIALS -- 9.3%
  ACE                                                   9,100          332
  Affiliated Managers Group*#                           6,150          338
  American International Group                         11,363          658


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

FINANCIALS -- CONTINUED
  Amerus Group#                                         3,709      $   100
  Bank of America                                       4,000          297
  Bank of New York                                     13,200          382
  Bankunited Financial, Cl A*                           4,550           84
  Brookline Bancorp                                    17,600          251
  Chubb#                                                7,200          461
  Citigroup                                            32,200        1,321
  Cobalt*                                               1,824           33
  Comerica                                             10,400          481
  Delphi Financial Group, Cl A                          4,650          214
  East-West Bancorp                                     3,950          145
  Erie Indemnity, Cl A                                  5,650          227
  Everest Re Group                                      1,106           81
  First Federal Capital                                 4,396           86
  FleetBoston Financial                                18,800          556
  Franklin Resources                                    6,200          232
  Freddie Mac                                          10,700          640
  Fulton Financial                                      5,573          115
  Goldman Sachs Group                                   8,400          685
  Harleysville Group                                    3,858           94
  Hilb Rogal & Hamilton                                 3,800          133
  Janus Capital Group                                  10,800          168
  JP Morgan Chase                                      14,000          460
  Knight Trading Group*                                31,900          200
  Lincoln National                                     18,800          654
  MAF Bancorp                                           1,877           69
  Merrill Lynch                                         6,550          284
  Metlife                                              16,400          459
  Metris#                                               2,600           13
  Morgan Stanley Dean Witter                            7,200          329
  Neuberger Berman                                      3,500          116
  Odyssey Re Holdings#                                  3,700           76
  Provident Financial Group#                            2,550           65
  Raymond James Financial                               8,100          247
  Reinsurance Group of America                          1,400           43
  RenaissanceRe Holdings                                7,990          357
  Scottish Annuity & Life Holdings                      2,100           40
  Sky Financial Group                                   4,214           90
  Southwest Bancorp of Texas*                           3,850          127
  Triad Guaranty*                                       3,000          115
  Trustmark                                             4,350          114
  US Bancorp                                           16,200          384
  Wachovia                                             11,100          446
  Whitney Holding                                       2,983          101
  Willis Group Holdings                                11,200          354
  WR Berkley                                            3,173          156
                                                                   -------
                                                                    13,413
--------------------------------------------------------------------------------
HEALTHCARE -- 7.9%
  Abbott Laboratories                                   9,150          408
  Accredo Health*                                       2,813           60
  Advanced Medical Optics*                              4,417           66
  Advanced Neuromodulation Systems*#                    2,550          122
  Affymetrix*                                           5,150          117
  Alpharma, Cl A#                                       3,213           68
  Amerigroup*#                                          7,850          274


80   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
  Amgen*                                                9,900      $   641
  Amsurg*#                                              3,850          108
  Anthem*                                               4,750          348
  Boston Scientific*                                    5,050          263
  Bristol-Myers Squibb                                  6,800          174
  Cephalon*                                             3,950          179
  Charles River Laboratories*#                          6,550          208
  Cooper                                                3,000          104
  Coventry Health Care*                                 6,500          284
  CV Therapeutics*                                      4,550          147
  Eli Lilly                                             4,800          287
  Forest Laboratories*                                  7,950          401
  Genta*#                                              14,650          170
  Guilford Pharmaceuticals*                            21,800          122
  Health Net*                                           3,600          109
  Human Genome Sciences*#                               8,300          122
  Integra LifeSciences Holdings*#                       6,800          192
  Invitrogen*                                           2,920          114
  Johnson & Johnson                                    19,600        1,065
  KOS Pharmaceuticals*#                                 6,800          166
  Laboratory of America Holdings*                       7,850          252
  LifePoint Hospitals*                                  7,450          159
  Medarex*                                             22,400          146
  Medtronic                                             7,250          353
  Merck                                                10,000          556
  Merit Medical Systems*                                9,450          175
  Mid Atlantic Medical Services*                        3,900          187
  Neurocrine Biosciences*                               2,250          114
  Owens & Minor                                         4,450           95
  Pfizer                                               51,720        1,604
  Pharmaceutical Resources*                             2,550          105
  Priority Healthcare, Cl B*                            9,250          209
  Province Healthcare*                                  4,500           49
  Renal Care Group*                                     3,750          127
  SICOR*                                                5,150          109
  Stericycle*                                           3,800          150
  Steris*                                               7,850          177
  Stryker                                               3,600          242
  Wyeth                                                 7,200          316
                                                                   -------
                                                                    11,444
--------------------------------------------------------------------------------
INDUSTRIALS -- 3.6%
  3M                                                    2,200          278
  Agco*                                                 6,000          107
  Capstone Turbine*                                    19,000           26
  Casella Waste Systems, Cl A*                         12,900          114
  Caterpillar                                          10,200          532
  Clarcor                                               3,950          144
  Deere                                                 9,600          419
  Flir System*                                          4,900          140
  General Electric                                     35,550        1,020
  Hughes Supply                                         5,150          185
  JLG Industries                                        4,200           31
  Joy Global*                                           8,700          117
  Kadant*                                               7,200          127
  Kaydon                                                1,600           34


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

INDUSTRIALS -- CONTINUED
  Masco#                                               10,200      $   251
  Maverick Tube*                                       12,250          245
  NN                                                    4,130           45
  Phoenix#                                             22,100          186
  Tecumseh Products, Cl A                               1,800           69
  United Technologies                                   6,600          451
  Wabtec                                               15,700          215
  Waste Connections*                                    4,100          140
  Wilson Greatbatch Technologies*                       2,800          103
  Yellow*                                               5,100          134
  York International                                    3,250           84
                                                                   -------
                                                                     5,197
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
  Developers Diversified Realty                         3,700          105
  Highwoods Properties                                  5,950          127
                                                                   -------
                                                                       232
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
  Alexandria Real Estate Equities                       3,200          142
  Corporate Office Properties Trust                     8,500          135
  Equity Office Properties Trust                        7,700          207
  Forest City Enterprises, Cl A                         2,710          109
  Heritage Property Investment Trust                    4,950          137
  Meristar Hospitality                                  5,100           27
  Ramco-Gershenson Properties Trust                     3,700           86
  Summit Properties                                     3,250           65
                                                                   -------
                                                                       908
--------------------------------------------------------------------------------
TECHNOLOGY -- 12.9%
  Actel*                                                7,700          171
  Active Power*                                         7,400           14
  Activision*                                          12,598          214
  Adaptec*#                                            21,200          170
  Advanced Fibre Communication*                         8,500          160
  Andrew*#                                              2,700           27
  Anixter International*                                3,100           74
  Applied Materials*                                   34,300          534
  Arris Group*#                                        13,400           70
  Aspen Technology*#                                    7,800           32
  Asyst Technologies*#                                  7,100           47
  ATMI*                                                 6,950          174
  Avid Technology*#                                     6,000          202
  Avnet*                                                5,500           75
  Avocent*                                              6,050          179
  BearingPoint*                                         7,729           73
  BMC Software*                                        12,600          214
  Borland Software*                                    16,650          169
  Brio Software*                                        8,100           23
  Brooks Automation*                                   27,845          331
  ChipPAC, Cl A*                                       41,029          255
  Cisco Systems*                                       42,350          689
  Computer Sciences*#                                   8,500          337
  Compuware*                                           13,000           79
  Cymer*#                                               8,100          270
  Cypress Semiconductor*                               20,700          229


                                                               MAY 31, 2003   81

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Dell Computer*                                       18,700      $   585
  Documentum*                                          11,700          248
  Emulex*                                               7,700          190
  Entegris*                                            22,700          282
  Exar*                                                10,350          168
  Fairchild Semiconductor, Cl A*                       21,027          294
  Filenet*                                              9,530          159
  GrafTech*#                                           37,910          233
  Hubbell, Cl B                                         9,200          310
  Hyperion Solutions*                                   7,010          221
  Integrated Device Technology*                         9,100          110
  Intel                                                56,400        1,175
  Intergraph*                                           8,250          184
  International Business Machines                       4,700          414
  Intuit*                                               7,950          366
  Itron*                                                7,650          166
  Keane*                                               13,300          150
  Kulicke & Soffa Industries*                          21,000          132
  Lexmark*                                              7,950          591
  Lockheed Martin                                      14,700          682
  Manhattan Associates*#                                7,300          196
  MatrixOne*                                            5,300           28
  McDATA*                                              11,000          148
  Microsoft                                            50,850        1,251
  MRO Software*                                        32,389          307
  Mykrolis*                                            16,722          156
  NETIQ*                                               10,500          156
  NetScreen Technologies*                               7,250          162
  Northrop Grumman                                      2,100          185
  OAK Technology*                                      18,450          119
  ON Semiconductor*                                     5,422           15
  Oracle*                                              32,300          420
  Photon Dynamics*#                                     6,600          164
  Photronics*                                           8,208          138
  Pinnacle Systems*                                    13,200          141
  Pioneer Standard Electronics#                         7,132           65
  Planar Systems*                                       8,850          184
  Plexus*                                              18,400          221
  PMC-Sierra*                                          10,750          117
  Qualcomm                                             10,400          349
  Read-Rite*                                            3,577            5
  Retek*                                               12,225           81
  Semtech Corporation*#                                 9,300          147
  Silicon Storage Technology*                          59,000          278
  SPSS*                                                 1,500           23
  Standard Microsystems*                                8,720          129
  STMicroelectronics                                    1,479           34
  Symantec*                                             7,000          317
  Symbol Technologies                                  11,350          152
  Sypris Solutions                                      8,651           80
  Take-Two Interactive Software*                        1,500           38
  Texas Instruments                                    11,000          226
  Textron                                               6,800          237
  Ultratech Stepper*                                    8,820          155
  United Defense Industries*                            8,996          230
  Varian*                                               4,250          137


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

TECHNOLOGY -- CONTINUED
  Varian Semiconductor Equipment Associates*            7,200      $   201
  Zoran*#                                               6,500          133
                                                                   -------
                                                                    18,597
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
  AT&T                                                  8,200          160
  BellSouth                                             9,300          247
  Harris                                                3,000           91
  SBC Communications                                   15,300          389
  Verizon Communications                               13,100          496
                                                                   -------
                                                                     1,383
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.1%
  Arkansas Best                                         2,837           75
  JB Hunt Transportation Services*                      4,500          167
  Knight Transportation*                                6,000          152
  Northwest Airlines, Cl A*#                            3,100           28
  OMI*                                                  4,900           28
  Pacer*                                                4,600           85
  Southwest Airlines                                   17,100          275
  Swift Transportation*                                 4,400           90
  Union Pacific                                         9,300          567
  USF                                                   1,500           45
                                                                   -------
                                                                     1,512
--------------------------------------------------------------------------------
UTILITY -- 1.3%
  AGL Resources                                         4,750          124
  Allete#                                               4,400          111
  Dominion Resources of Virginia                        7,700          485
  Equitable Resources                                   5,000          201
  Exelon                                                7,500          430
  Hawaiian Electric Industries                          1,200           55
  ONEOK                                                 5,100          104
  Puget Energy                                          6,300          148
  Reliant Resources*                                    4,499           30
  Sierra Pacific Resources*#                            5,476           29
  UGI                                                   2,950          101
  Vectren                                               3,750           93
                                                                   -------
                                                                     1,911
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
  American Banknote
   Series 1 Expiration Date 10/1/07*                    3,618           --
   Series 2 Expiration Date 10/1/07*                    3,618           --
            Expiration Date 6/18/03*                    1,906           --
                                                                   -------
                                                                        --
--------------------------------------------------------------------------------
WHOLESALE -- 0.2%
  AmerisourceBergen                                     5,400          338
--------------------------------------------------------------------------------

Total Common Stock (Cost $76,635)                                   85,643
--------------------------------------------------------------------------------


82   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND


--------------------------------------------------------------------------------
                                                     NUMBER          VALUE
                                                    OF SHARES        (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 9.6%
AUSTRALIA -- 0.1%
  John Fairfax Holdings                                49,600      $    95
  Origin Energy                                        24,500           72
                                                                   -------
                                                                       167
--------------------------------------------------------------------------------
BELGIUM -- 0.1%
  Interbrew                                             2,250           47
  Umicore#                                              1,458           67
                                                                   -------
                                                                       114
--------------------------------------------------------------------------------
CANADA -- 0.4%
  Agrium                                                8,400          100
  Axcan Pharma*                                        14,200          198
  Canadian Natural Resources                            1,600           62
  MCL*                                                  6,600           93
  Talisman Energy                                       1,860           81
                                                                   -------
                                                                       534
--------------------------------------------------------------------------------
CAYMAN ISLANDS -- 0.2%
  O2Micro*                                             15,250          235
--------------------------------------------------------------------------------
CHINA -- 0.1%
  Huaneng Power                                        86,600           90
--------------------------------------------------------------------------------
DENMARK -- 0.0%
  Novo-Nordisk A/S, Cl B                                1,805           63
--------------------------------------------------------------------------------
FINLAND -- 0.2%
  Nokia Oyj, ADR                                       10,150          183
  Sampo Oyj, Cl A                                       6,000           47
                                                                   -------
                                                                       230
--------------------------------------------------------------------------------
FRANCE -- 0.7%
  Aventis, ADR                                          1,700           89
  Axa#                                                  7,595          114
  Bouygues#                                             3,300           88
  Carrefour                                             1,450           65
  France Telecom#                                       1,910           47
  L'Oreal#                                                840           61
  Societe Generale, Cl A#                               1,500           92
  Suez#                                                 1,700           29
  TotalFinaElf#                                         1,454          213
  TotalFinaElf, ADR                                       720           53
  Vinci#                                                1,900          130
                                                                   -------
                                                                       981
--------------------------------------------------------------------------------
GERMANY -- 0.7%
  Allianz                                                 800           61
  BASF#                                                 1,770           77
  Bayerische Motoren Werke#                             2,150           74
  Deutsche Bank#                                        2,750          161
  Deutsche Telekom#                                     9,000          135
  E.ON#                                                 2,310          119
  Henkel KGaA#                                          1,245           81
  Muenchener Rueckver AG-Reg*                             400           43
  SAP                                                   2,320           66
  Schering#                                             1,480           78


--------------------------------------------------------------------------------
                                                     NUMBER          VALUE
                                                    OF SHARES        (000)
--------------------------------------------------------------------------------

GERMANY -- CONTINUED
  SGL Carbon                                            2,155      $    28
  Siemens                                               2,450          116
  Volkswagen#                                             800           29
                                                                   -------
                                                                     1,068
--------------------------------------------------------------------------------
GREECE -- 0.0%
  Hellenic Telecom                                      7,230           76
--------------------------------------------------------------------------------
HONG KONG -- 0.2%
  Cathay Pacific Airways                               73,200           92
  CLP Holdings                                         14,100           61
  Swire Pacific, Cl A                                  18,500           79
                                                                   -------
                                                                       232
--------------------------------------------------------------------------------
IRELAND -- 0.1%
  Allied Irish Banks                                    4,000           60
  Bank of Ireland                                       7,999           99
                                                                   -------
                                                                       159
--------------------------------------------------------------------------------
ISRAEL -- 0.2%
  Precise Software Solutions*                          13,650          256
--------------------------------------------------------------------------------
ITALY -- 0.5%
  Alleanza Assicurazioni#                               6,600           67
  Banca Popolare di Milano*                            23,200          103
  ENI-Ente Nazionale Idrocarburi#                       7,150          115
  Mediolanum#                                           9,300           52
  Riunione Adriatica di Sicurta#                        6,900          107
  Saipem                                                8,794           65
  Telecom Italia#                                      11,514          107
  TIM                                                  18,100           95
                                                                   -------
                                                                       711
--------------------------------------------------------------------------------
JAPAN -- 1.2%
  Ajinomoto                                             2,800           28
  Canon                                                 3,630          152
  Denso                                                 5,400           76
  FamilyMart                                            2,000           39
  Fast Retailing                                          800           27
  Fuji Photo Film                                       2,900           80
  Honda Motor                                           2,300           83
  Japan Tobacco                                            10           60
  Kaneka                                                8,700           48
  Kao                                                   1,692           31
  Keyence                                                 400           70
  Matsushita Electric Industrial#                       5,900           54
  Mitsubishi Heavy Industries                          23,000           49
  Mitsumi Electric                                      3,150           28
  Nikon                                                 8,800           59
  Nissin Food Products                                  2,250           47
  NTT Docomo                                               21           44
  Osaka Gas                                            35,000           96
  Seven - Eleven Japan                                  1,750           44
  Sharp                                                 2,750           30
  Shin-Etsu Chemical                                    2,450           75
  Shiseido                                              2,443           27


                                                                MAY 31, 2003  83

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND


--------------------------------------------------------------------------------
                                                     NUMBER          VALUE
                                                    OF SHARES        (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- CONTINUED
JAPAN -- CONTINUED
  SMC                                                     713      $    55
  Sony, ADR                                             2,312           63
  Takeda Chemical Industries                            3,700          145
  Tokyo Gas                                            32,500          102
  Toyo Ink Manufacturing#                              13,090           35
  Toyota Motor                                          6,300          151
                                                                   -------
                                                                     1,798
--------------------------------------------------------------------------------
MEXICO -- 0.2%
  Cemex SA de CV, ADR                                   3,340           74
  Fomento Economico Mexicano, ADR                       1,908           76
  Grupo Televisia*                                      1,100           34
  Telefonos de Mexico, ADR                              1,900           58
                                                                   -------
                                                                       242
--------------------------------------------------------------------------------
NETHERLANDS -- 0.9%
  ABN AMRO Holdings                                     4,820           93
  ABN AMRO Holdings Rights*                             4,820           --
  Aegon                                                26,208          252
  Aegon NV                                             13,520          128
  ASM*#                                                11,100          172
  CNH Global                                            7,780           65
  Heineken                                              1,580           57
  Hunter Douglas                                          780           23
  IHC Caland                                              670           35
  ING Groep                                             4,377           70
  Reed Elsevier                                         4,100           49
  Royal Dutch Petroleum, ADR                            5,200          237
  Unilever, ADR                                         1,650           96
                                                                   -------
                                                                     1,277
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.0%
  Telecom Corp of New Zealand#                         26,050           80
--------------------------------------------------------------------------------
NORWAY -- 0.1%
  Norsk Hydro#                                          1,574           69
  Telenor#                                             23,200          105
                                                                   -------
                                                                       174
--------------------------------------------------------------------------------
PORTUGAL -- 0.0%
  Portugal Telecom                                      8,190           63
--------------------------------------------------------------------------------
SINGAPORE -- 0.1%
  DBS Group Holdings                                   10,000           57
  Singapore Airlines                                   19,200          106
                                                                   -------
                                                                       163
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.1%
  POSCO                                                 4,856          111
  Samsung Electronics, GDR                                470           65
                                                                   -------
                                                                       176
--------------------------------------------------------------------------------
SPAIN -- 0.3%
  Acerinox                                              1,800           68
  Banco Bilbao Vizcaya Argentaria                       3,879           38
  Gas Natural                                           2,100           43


--------------------------------------------------------------------------------
                                                     NUMBER          VALUE
                                                    OF SHARES        (000)
--------------------------------------------------------------------------------

SPAIN -- CONTINUED
  Sociedad General de Aguas de Barcelona               10,904      $   139
  Telefonica*                                          13,366          150
  Telefonica, ADR*                                        671           23
                                                                   -------
                                                                       461
--------------------------------------------------------------------------------
SWEDEN -- 0.2%
  Atlas Copco, Cl A#                                    1,600           38
  Nordea#                                              25,440          130
  Sandvik#                                              2,708           69
                                                                   -------
                                                                       237
--------------------------------------------------------------------------------
SWITZERLAND -- 0.7%
  Nestle#                                               1,092          229
  Novartis#                                             4,331          170
  Roche Holding#*                                       2,960          225
  Swatch Group, Cl B#                                     460           42
  Swisscom#                                               305           92
  UBS*#                                                 3,817          206
                                                                   -------
                                                                       964
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.3%
  Amvescap                                             10,800           65
  AstraZeneca, ADR                                      2,228           92
  Aviva PLC                                             8,100           59
  Barclays                                              9,378           66
  BG Group                                             12,000           53
  BHP Billiton                                         21,643          113
  BOC Group                                             6,000           76
  BP                                                   67,192          460
  BP, ADR                                               1,881           79
  British Sky Broadcasting                              2,997           32
  Cadbury Schweppes                                    13,500           78
  Capita Group                                         13,977           54
  Centrica                                             34,100           99
  Compass Group                                         7,000           38
  Diageo                                                7,451           80
  GlaxoSmithKline, ADR                                  8,800          352
  HBOS                                                 11,200          131
  Hilton Group                                         24,897           70
  HSBC Holdings*                                       24,580          293
  Kingfisher                                           27,500          115
  Land Securities Group                                 4,400           59
  Lloyds TSB Group                                     12,900           95
  National Grid Transco                                 5,200           34
  Royal Bank of Scotland Group                          6,697          174
  Shell Transport & Trading                            22,800          150
  Tesco                                                37,100          124
  Vodafone Group                                      116,228          252
  Vodafone Group PLC, ADR                                 850           19
                                                                   -------
                                                                     3,312
--------------------------------------------------------------------------------

Total Foreign Common Stock (Cost $12,982)                           13,863
--------------------------------------------------------------------------------


84   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND

--------------------------------------------------------------------------------
                                                       PAR          VALUE
                                                      (000)         (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 10.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.7%
   6.500%, 05/01/31 to 05/01/32                       $ 2,238      $ 2,334
   6.000%, 12/01/32                                       700          728
   6.000%, 06/12/33 TBA                                 5,000        5,194
   5.730%, 12/01/08                                       656          737
   1.203%, 06/12/03tt                                   5,000        4,998
                                                                   -------
                                                                    13,991
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.9%
   7.500%, 11/15/29                                        19           20
   6.500%, 09/15/23 to 05/15/29                         1,187        1,249
                                                                   -------
                                                                     1,269
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed
Obligations (Cost $15,027)                                          15,260
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.5%
U.S. TREASURY BOND -- 0.1%
   5.500%, 08/15/28                                       100          116
--------------------------------------------------------------------------------
U.S. TREASURY NOTE -- 2.4%
   5.875%, 11/15/04                                     3,325        3,549
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $3,630)                        3,665
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
   3.500%, 09/15/07                                        65           68
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.2%
   7.000%, 07/15/05                                     2,815        3,141
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $3,168)               3,209
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.0%
BASIC MATERIALS -- 0.2%
  Alcoa
   6.500%, 06/01/11                                       100          117
  Weyerhaeuser
   6.875%, 12/15/33                                       215          242
                                                                   -------
                                                                       359
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.0%
  Harrahs Operating
   7.500%, 01/15/09                                        40           47
--------------------------------------------------------------------------------
CONSUMER-CYCLICALS -- 0.4%
  Ford Motor
   7.450%, 07/16/31                                       245          229
  Kohl's
   6.000%, 01/15/33                                       210          232
  Target
   6.350%, 11/01/32                                        40           46
                                                                   -------
                                                                       507
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.5%
  Diageo Capital
   4.850%, 05/15/18                                       105          110
  Kroger
   7.250%, 06/01/09                                       180          214


--------------------------------------------------------------------------------
                                                       PAR          VALUE
                                                      (000)         (000)
--------------------------------------------------------------------------------

CONSUMER NON-CYCLICALS -- CONTINUED
  Safeway
   7.250%, 02/01/31                                   $   200      $   236
  Unilever Capital
   5.900%, 11/15/32                                       145          162
                                                                   -------
                                                                       722
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.4%
  AOL Time Warner
   6.875%, 05/01/12                                       110          125
  Clear Channel Communications
   5.750%, 01/15/13                                       210          229
  Comcast Cable Communications
   7.125%, 06/15/13                                       175          206
  TCI Communications
   9.800%, 02/01/12                                        35           46
                                                                   -------
                                                                       606
--------------------------------------------------------------------------------
ENERGY -- 0.4%
  Conoco
   6.950%, 04/15/29                                       245          303
  Duke Energy
   5.625%, 11/30/12                                        40           44
  First Energy, Cl B
   6.450%, 11/15/11                                        40           44
  PSE&G Power
   8.625%, 04/15/31                                       105          142
                                                                   -------
                                                                       533
--------------------------------------------------------------------------------
FINANCIALS -- 3.6%
  Bank of America
   5.125%, 11/15/14                                       170          182
  Bank One
   6.000%, 08/01/08                                       235          270
  BB&T
   6.500%, 08/01/11                                        80           95
  Bear Stearns
   4.000%, 01/31/08                                       225          237
  Boeing Capital#
   6.500%, 02/15/12                                       190          212
  Cit Group Holdings#
   7.750%, 04/02/12                                        50           59
  Citigroup
   5.875%, 02/22/33                                       100          107
  Credit Suisse First Boston
   6.500%, 01/15/12                                       220          252
  First Union National Bank
   7.800%, 08/18/10                                       235          295
  Fleet Financial
   6.875%, 01/15/28                                       300          357
  General Electric Capital
   6.750%, 03/15/32                                       495          595
  General Motors Acceptance
   6.875%, 09/15/11                                       270          280
  Goldman Sachs Group
   6.125%, 02/15/33                                       320          346


                                                                MAY 31, 2003  85

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND


--------------------------------------------------------------------------------
                                                        PAR         VALUE
                                                       (000)        (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  Household Finance
   6.450%, 02/01/09                                   $    50      $    56
   5.875%, 02/01/09                                       300          338
  JP Morgan Chase
   6.625%, 03/15/12                                       145          168
   5.750%, 01/02/13                                       145          159
  Lehman Brothers Holdings
   7.000%, 02/01/08                                       250          294
  MBNA
   6.125%, 03/01/13                                       125          137
  Morgan Stanley Dean Witter
   8.000%, 06/15/10                                       250          313
  News American Holdings
   8.000%, 10/17/16                                        30           38
  US Bank NA
   6.300%, 02/04/14                                       145          172
  Wells Fargo Bank NA
   6.450%, 02/01/11                                       200          236
                                                                   -------
                                                                     5,198
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.3%
  Emerson Electric
   5.850%, 03/15/09                                       200          230
  Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                       137          156
                                                                   -------
                                                                       386
--------------------------------------------------------------------------------
REAL ESTATE -- 0.0%
  Pulte Homes
   6.375%, 05/15/33                                        50           51
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.0%
  Equity Office Properties Trust
   7.250%, 02/15/18                                        45           54
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.4%
  Hewlett-Packard
   7.150%, 06/15/05                                       240          265
  International Business Machines
   4.750%, 11/29/12                                       200          214
  Motorola
   7.625%, 11/15/10                                        25           29
                                                                   -------
                                                                       508
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.6%
  AT&T
   7.800%, 11/15/11                                        70           81
  AT&T Wireless Services
   7.875%, 03/01/11                                        70           83
  Cox Communications
   6.750%, 03/15/11                                       190          222
  Deutsche Telecom
   8.500%, 06/15/10                                       100          123


--------------------------------------------------------------------------------
                                                         PAR        VALUE
                                                        (000)       (000)
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- CONTINUED
France Telecom
 9.250%, 03/01/11                                     $    80      $   100
Sprint Capital
 8.375%, 03/15/12                                          25           29
Verizon Global Funding#
 7.750%, 12/01/30                                         145          185
                                                                   -------
                                                                       823
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
  Union Pacific
   6.125%, 01/15/12                                       180          206
--------------------------------------------------------------------------------
UTILITY -- 0.1%
  Wisconsin Energy
   5.500%, 12/01/08                                       140          157
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $9,117)                                 10,157
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.7%
  DLJ Commercial Mortgage,
   Series 2000-CKP1, Cl A1A
   6.930%, 08/10/09                                       119          132
  First Union-Lehman Brothers-Bank of
   America, Series 1998-C2, Cl A2
   6.560%, 11/18/35                                       220          255
  GMAC Commercial Mortgage Securities,
   Series 2001-C1, Cl A2
   6.465%, 04/15/34                                       800          937
  Prudential Securities Secured Financing,
   Series 1999-NRF1, Cl A2
   6.350%, 09/15/07                                       980        1,076
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $2,183)            2,400
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.0%
AUTOMOTIVE -- 0.6%
  AESOP Funding II LLC,
   Series 2002-1A, Cl A1
   3.850%, 10/20/06                                       400          416
  Household Automotive Trust,
   Series 2003-1, Cl A3 (B)
   1.730%, 12/17/07                                       420          420
                                                                   -------
                                                                       836
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 0.4%
  General Motors Acceptance,
   Series 2001-HE-2, Cl IIA4
   6.370%, 09/25/31                                        97           98
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                       410          457
                                                                   -------
                                                                       555
--------------------------------------------------------------------------------


86   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                          ASSET ALLOCATION FUNDS


ARMADA BALANCED ALLOCATION FUND


--------------------------------------------------------------------------------
                                                NUMBER OF SHARES/   VALUE
                                                    PAR (000)       (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- CONTINUED
OTHER -- 1.0%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                   $   580      $   704
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                       565          697
                                                                   -------
                                                                     1,401
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $2,473)                          2,792
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.1%
  Vendee Mortgage Trust, Series 1999-3, Cl D
   6.500%, 06/15/25                                     1,445        1,545
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $1,346)              1,545
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 7.6%
  Armada Money Market Fund, Class I+               10,981,824       10,982
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $10,982)                10,982
--------------------------------------------------------------------------------

Total Investments -- 103.7% (Cost $ 137,543)                       149,516
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 11.3% (Cost $16,244)++                              16,244
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (15.0)%
  Investment Advisory Fees Payable                                     (89)
  12b-1 Fees Payable
   Class I                                                             (17)
   Class A                                                              (1)
   Class B                                                              (2)
  Administration Fees Payable                                           (8)
  Custody Fees Payable                                                 (19)
  Payable For Collateral For Loaned Securities                     (16,244)
  Other Assets & Liabilities                                        (5,213)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                             (21,593)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $144,167
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $163,396
Undistributed net investment income                                    220
Accumulated net realized loss on investments                       (31,816)
Net unrealized depreciation of foreign currency
  and translation of other assets and liabilities
  in foreign currency                                                   (1)
Net unrealized appreciation on investments
  and futures                                                       12,368
--------------------------------------------------------------------------------
Total Net Assets                                                  $144,167
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($120,328,940 / 14,252,940 outstanding
  shares of beneficial interest)                                     $8.44
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($16,515,345 / 1,953,575 outstanding shares of beneficial
  interest)                                                          $8.45
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($8.45 / 95.25%)         $8.87
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($5,879,572 / 695,090 outstanding shares of beneficial
  interest)                                                          $8.46
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($679,694 / 80,614 outstanding shares of beneficial interest)      $8.43
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($763,810 / 90,722 outstanding shares of beneficial interest)      $8.42
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($8.42 / 99.00%)                                                   $8.51
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
(A) PRIVATE PLACEMENT SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT
LLC -- LIMITED LIABILITY COMPANY
NA -- NATIONAL ASSOCIATION
TBA -- TO BE ANNOUNCED

SECURITY SEE NOTES TO FINANCIAL STATEMENTS.

                                                                MAY 31, 2003  87

STATEMENT OF NET ASSETS
ASSET ALLOCATION FUNDS


ARMADA CONSERVATIVE ALLOCATION FUND


--------------------------------------------------------------------------------
                                                     NUMBER         VALUE
                                                    OF SHARES       (000)
--------------------------------------------------------------------------------

RELATED PARTY EQUITY FUNDS -- 45.5%
  Armada Large Cap Ultra Fund, Class I*               131,223      $ 1,075
  Armada Large Cap Value Fund, Class I                 68,965          970
  Armada Small Cap Growth Fund, Class I*              134,708        1,037
  Armada Small Cap Value Fund, Class I                 33,472          590
--------------------------------------------------------------------------------

Total Related Party Equity Funds (Cost $3,670)                       3,672
--------------------------------------------------------------------------------
RELATED PARTY FIXED INCOME FUND -- 48.9%
  Armada Intermediate Bond Fund, Class I              355,811        3,946
--------------------------------------------------------------------------------

Total Related Party Fixed Income Fund (Cost $3,708)                  3,946
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 5.2%
  Armada Money Market Fund, Class I                   419,717          420
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $420)                      420
--------------------------------------------------------------------------------

Total Investments -- 99.6% (Cost $ 7,798)                            8,038
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.4%
  Other Assets & Liabilities                                            35
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                  35
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $8,073
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $8,240
Accumulated net realized loss on investments                          (407)
Net unrealized appreciation on investments                             240
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                          $8,073
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($2,819,606 / 294,707 outstanding
  shares of beneficial interest)                                    $ 9.57
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($3,048,070 / 318,587 outstanding shares of beneficial
  interest)                                                         $ 9.57
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.57 / 95.25%)        $10.05
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($613,113 / 64,180 outstanding shares of beneficial interest)     $ 9.55
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($753,227 / 78,823 outstanding shares of beneficial interest)     $ 9.56
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($838,507 / 87,803 outstanding shares of beneficial interest)     $ 9.55
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($9.55 / 99.00%)                                                  $ 9.65
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY

SEE NOTES TO FINANCIAL STATEMENTS.

88   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA BOND FUND


--------------------------------------------------------------------------------
                                                        PAR         VALUE
                                                       (000)        (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 33.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.1%
   9.500%, 10/01/20                                   $   509     $    569
   9.000%, 05/01/20                                       177          190
   8.500%, 05/01/06 to 06/01/17                           110          121
   8.000%, 07/01/25                                       525          570
   7.500%, 07/01/10 to 05/01/11                           371          397
   7.000%, 11/01/10 to 11/01/28                         4,470        4,714
   6.500%, 10/01/07 to 11/01/10                           449          472
                                                                  --------
                                                                     7,033
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 28.7%
   9.500%, 05/01/18                                        50           57
   9.000%, 07/01/09 to 11/01/24                           468          520
   8.500%, 11/01/09                                        22           24
   6.625%, 11/15/30#                                      820        1,045
   6.500%, 12/01/08 to 08/01/32                        41,789       43,572
   6.280%, 02/01/12                                     3,000        3,436
   6.000%, 07/01/28 to 02/01/29                         5,872        6,109
   6.000%, 06/12/33 TBA                                36,550       37,966
   5.870%, 01/01/09                                     5,279        5,966
   5.735%, 01/01/09                                     4,724        5,334
   5.500%, 06/12/33 TBA                                20,000       20,744
   1.204%, 06/12/03tt                                  57,000       56,981
                                                                  --------
                                                                   181,754
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.3%
   9.000%, 02/20/19                                        26           29
   8.500%, 09/15/21 to 08/15/22                           232          254
   8.250%, 04/20/17 to 07/20/17                            46           51
   8.000%, 03/15/08 to 01/15/30                         1,173        1,269
   7.500%, 12/15/29                                       474          504
   7.000%, 11/15/23 to 06/15/29                           438          462
   6.500%, 09/15/28 to 05/15/29                        17,723       18,610
                                                                  --------
                                                                    21,179
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $205,441)                                                    209,966
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.4%
U.S. TREASURY BONDS -- 1.4%
   6.250%, 08/15/23                                     5,000        6,261
   5.500%, 08/15/28                                     2,250        2,600
                                                                  --------
                                                                     8,861
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 10.0%
   5.875%, 11/15/04                                    31,345       33,460
   4.750%, 11/15/08                                     8,200        9,166
   3.375%, 04/30/04                                    20,500       20,924
                                                                  --------
                                                                    63,550
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $71,189)                      72,411
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.5%
   5.750%, 01/15/12                                       770          900
   3.500%, 09/15/07                                     2,070        2,177
                                                                  --------
                                                                     3,077
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        PAR         VALUE
                                                       (000)        (000)
--------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 8.9%
   7.000%, 07/15/05                                   $50,745     $ 56,615
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $58,948)             59,692
--------------------------------------------------------------------------------
CORPORATE BONDS -- 30.1%
BASIC MATERIALS -- 0.6%
  Weyerhaeuser
   7.375%, 03/15/32                                     1,635        1,946
   6.875%, 12/15/33                                     1,710        1,922
                                                                  --------
                                                                     3,868
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.2%
  Harrahs Operating
   7.500%, 01/15/09                                       835          981
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 3.7%
  Ford Motor#
   7.450%, 07/16/31                                     6,930        6,465
  General Motors
   7.200%, 01/15/11                                     4,000        4,141
   6.750%, 01/15/06                                     3,600        3,845
  Kohl's#
   6.000%, 01/15/33                                     3,285        3,629
  Target
   6.350%, 11/01/32                                     2,070        2,397
   5.500%, 04/01/07                                       115          127
   3.375%, 03/01/08                                     2,665        2,754
                                                                  --------
                                                                    23,358
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.5%
  Coca-Cola Enterprises
   6.750%, 09/15/23                                     2,060        2,467
  Diageo Capital
   4.850%, 05/15/18                                     1,940        2,041
  Kroger
   7.250%, 06/01/09                                     2,500        2,965
   6.800%, 04/01/11                                       640          738
   6.750%, 04/15/12                                     1,000        1,157
  Safeway
   7.250%, 02/01/31                                     2,895        3,418
  Tyson Foods#
   8.250%, 10/01/11                                     1,000        1,162
  Unilever Capital
   5.900%, 11/15/32                                     1,730        1,936
                                                                  --------
                                                                    15,884
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.1%
  AOL Time Warner#
   6.875%, 05/01/12                                     1,760        2,003
  Clear Channel Communications
   5.750%, 01/15/13                                     3,275        3,567
  Comcast Cable Communications#
   7.125%, 06/15/13                                       845          993
   6.750%, 01/30/11                                     1,310        1,503
  TCI Communications
   9.800%, 02/01/12                                     1,135        1,501


                                                                MAY 31, 2003  89

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA BOND FUND

--------------------------------------------------------------------------------
                                                        PAR         VALUE
                                                       (000)        (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
CONSUMER SERVICES -- CONTINUED
  Walt Disney
   5.875%, 12/15/17                                   $ 1,735      $ 1,894
  Walt Disney (MTN)
   6.200%, 06/20/14                                     1,780        2,012
                                                                   -------
                                                                    13,473
--------------------------------------------------------------------------------
ENERGY -- 2.7%
  Anadarko Petroleum
   5.375%, 03/01/07                                     2,000        2,203
  Conoco
   6.950%, 04/15/29                                     7,100        8,791
  Duke Energy
   5.625%, 11/30/12                                       655          714
  First Energy, Cl B
   6.450%, 11/15/11                                       645          712
  KN Energy
   7.250%, 03/01/28                                     1,010        1,204
  PSE&G Power
   8.625%, 04/15/31                                     1,725        2,325
  Seacor Smit
   5.875%, 10/01/12                                     1,250        1,367
                                                                   -------
                                                                    17,316
--------------------------------------------------------------------------------
FINANCIALS -- 12.5%
  Anthem Insurance (A)
   9.125%, 04/01/10                                     2,050        2,581
  Bank of America
   5.125%, 11/15/14                                     2,070        2,217
  Bank One
   6.500%, 02/01/06                                     1,725        1,920
   6.000%, 08/01/08                                     3,100        3,554
  Bear Stearns
   6.500%, 05/01/06                                       970        1,092
   4.000%, 01/31/08                                     1,965        2,072
  Cit Group Holdings#
   7.750%, 04/02/12                                       805          956
  Citigroup
   5.875%, 02/22/33                                     1,655        1,769
  Credit Suisse First Boston
   6.500%, 01/15/12                                     3,000        3,437
  First Union National Bank
   7.800%, 08/18/10                                     1,335        1,675
  Fleet Financial#
   6.875%, 01/15/28                                     3,930        4,677
  General Electric Capital
   8.125%, 05/15/12                                     3,400        4,353
   6.750%, 03/15/32                                     6,700        8,052
  Goldman Sachs Group#
   6.125%, 02/15/33                                     6,675        7,214
  Household Finance
   6.500%, 01/24/06                                     3,200        3,569
   6.450%, 02/01/09                                       520          586
   5.875%, 02/01/09                                     1,000        1,125
   5.750%, 01/30/07                                     1,810        2,008
  Inter-American Development Bank
   7.375%, 01/15/10                                     1,200        1,518


--------------------------------------------------------------------------------
                                                        PAR         VALUE
                                                       (000)        (000)
--------------------------------------------------------------------------------

FINANCIALS -- CONTINUED
  JP Morgan Chase#
   6.625%, 03/15/12                                   $ 1,700      $ 1,968
   5.750%, 01/02/13                                       500          548
  Lehman Brothers Holdings
   6.625%, 02/15/08                                     2,500        2,913
  MBNA
   6.125%, 03/01/13                                     2,015        2,200
  Morgan Stanley Dean Witter
   8.000%, 06/15/10                                         5            6
   6.750%, 04/15/11                                     5,000        5,897
  News American Holdings
   8.000%, 10/17/16                                       515          660
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                     2,775        2,968
  US Bank NA
   6.300%, 02/04/14                                     2,660        3,159
  Wachovia
   6.950%, 11/01/04                                     4,475        4,831
                                                                   -------
                                                                    79,525
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.6%
  Emerson Electric
   5.850%, 03/15/09                                     3,245        3,731
  Precision Castparts
   8.750%, 03/15/05                                     4,125        4,438
  Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                     1,746        1,981
                                                                   -------
                                                                    10,150
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
  Pulte Homes
   6.375%, 05/15/33                                     1,050        1,063
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
  Equity Office Properties Trust
   7.250%, 02/15/18                                       690          829
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.2%
  Boeing Capital
   6.100%, 03/01/11                                     4,000        4,370
  International Business Machines
   4.750%, 11/29/12                                     2,710        2,897
  Motorola
   7.625%, 11/15/10                                       385          445
                                                                   -------
                                                                     7,712
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.9%
  AT&T#
   7.800%, 11/15/11                                     1,100        1,267
  AT&T Wireless Services
   7.875%, 03/01/11                                     1,100        1,307
  Cox Communications#
   6.750%, 03/15/11                                     3,240        3,777
  Deutsche Telecom
   8.500%, 06/15/10                                     1,550        1,914


90   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA BOND FUND

--------------------------------------------------------------------------------
                                                        PAR         VALUE
                                                       (000)        (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
TELECOMMUNICATIONS -- CONTINUED
  France Telecom
   9.250%, 03/01/11                                   $ 1,230      $ 1,541
  Sprint Capital (A)
   8.375%, 03/15/12                                       325          380
  Verizon Global Funding#
   7.750%, 12/01/30                                     1,640        2,095
                                                                   -------
                                                                    12,281
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.2%
  CSX
   6.300%, 03/15/12                                     1,155        1,331
--------------------------------------------------------------------------------
UTILITY -- 0.6%
  Wisconsin Energy
   5.500%, 12/01/08                                     3,155        3,544
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $172,929)                              191,315
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 7.7%
  Credit Suisse First Boston Mortgage
   Securities, Series 1997-C1, Cl A1C
   7.240%, 06/20/29                                    15,095       17,319
  First Union-Lehman Brothers-Bank of
   America, Series 1998-C2, Cl A2
   6.560%, 11/18/35                                     4,485        5,204
  Lehman Brothers-Union Bank of Switzerland
   Commercial Mortgage Trust,
   Series 2001-C2, Cl A2
   6.653%, 11/15/27                                     5,550        6,612
  Prudential Securities Secured Financing,
   Series 1999-NRF1, Cl A2
   6.350%, 09/15/07                                    18,065       19,828
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $43,445)          48,963
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 9.2%
AUTOMOTIVE -- 2.8%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A1 (A)
   3.850%, 10/20/06                                     7,960        8,279
  Household Automotive Trust, Series 2003-1,
   Cl A3
   1.730%, 12/17/07                                     9,185        9,189
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                       400          421
                                                                   -------
                                                                    17,889
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 3.8%
  Bear Stearns, Series 1999-2, Cl AF2
   7.910%, 10/25/29                                     1,461        1,609
  General Motors Acceptance,
   Series 2001-HE-2, Cl IIA4
   6.370%, 09/25/31                                     1,359        1,386


--------------------------------------------------------------------------------
                                                        PAR         VALUE
                                                       (000)        (000)
--------------------------------------------------------------------------------

MORTGAGE-RELATED -- CONTINUED
  Mellon Residential Funding,
  Series 2001-HEIL, Cl A4
   6.615%, 02/15/21                                   $10,000      $10,727
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                     9,050       10,086
                                                                   -------
                                                                    23,808
--------------------------------------------------------------------------------
OTHER -- 2.6%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                     5,055        6,134
  Export Funding Trust, Series 1995-A, Cl A
   8.210%, 12/29/06                                     1,371        1,515
  JCP&L Transition Funding LLC,
   Series 2002-A, Cl A4
   6.160%, 06/05/19                                     2,500        2,919
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                     5,000        6,170
                                                                   -------
                                                                    16,738
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $53,416)                        58,435
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.6%
  Merrill Lynch Mortgage Investors,
   Series 1999-2, Cl A5
   6.500%, 05/01/30                                     3,735        3,755
  Residential Accredit Loans,
   Series 1998-QS7, Cl NB4
   6.750%, 06/25/28                                     4,450        4,511
  Residential Accredit Loans,
   Series 1998-QS15, Cl MB
   6.500%, 11/25/28                                     1,169        1,186
  Residential Accredit Loans,
   Series 1999-QS3, Cl A8
   6.500%, 03/25/29                                        26           26
  Structured Asset Sales,
   Series 1994-5, Cl A
   7.000%, 07/25/24                                     7,577        7,635
  Vendee Mortgage Trust,
   Series 1999-3, Cl D
   6.500%, 06/15/25                                    17,100       18,278
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $32,391)            35,391
--------------------------------------------------------------------------------


                                                                MAY 31, 2003  91

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA BOND FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND -- 3.6%
  Armada Government Money
   Market Fund, Class I+                            22,847,107   $  22,847
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $22,847)                22,847
--------------------------------------------------------------------------------

Total Investments -- 110.1% (Cost $660,606)                        699,020
--------------------------------------------------------------------------------
Short Term Investments Held As Collateral For Loaned
  Securities -- 21.4% (Cost $135,543)++                            135,543
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES --(31.5)%
  Investment Advisory Fees Payable                                    (296)
  12b-1 Fees Payable
   Class I                                                             (86)
   Class A                                                              (1)
   Class B                                                              (1)
  Administration Fees Payable                                          (38)
  Custody Fees Payable                                                  (7)
  Payable For Collateral For Loaned Securities                    (135,543)
  Payable For Investment Securities Purchased                      (68,329)
  Other Assets & Liabilities                                         4,336
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                            (199,965)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $ 634,598
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                   VALUE
                                                                   (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $638,926
Undistributed net investment income                                    139
Accumulated net realized loss on investments                       (42,881)
Net unrealized appreciation on investments                          38,414
--------------------------------------------------------------------------------
Total Net Assets                                                  $634,598
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($617,011,539 / 59,107,063 outstanding
  shares of beneficial interest)                                    $10.44
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class
  A ($14,984,535 / 1,431,828 outstanding shares of beneficial
  interest)                                                         $10.47
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.47 / 95.25%)       $10.99
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($2,094,871 / 200,470 outstanding shares of beneficial
  interest)                                                         $10.45
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class C
  ($403,324 / 38,626 outstanding shares of beneficial
  interest)                                                         $10.44
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($103,414 / 9,909 outstanding shares of beneficial interest)      $10.44
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($10.44 / 99.00%)                                                 $10.55
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
(A) PRIVATE PLACEMENT SECURITY
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
TBA -- TO BE ANNOUNCED

SECURITY SEE NOTES TO FINANCIAL STATEMENTS.

92   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA GNMA FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 93.3%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.1%
6.500%, 12/01/12 to 02/01/28                          $   242     $    254
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 93.2%
   9.000%, 05/15/09 to 11/15/24                         1,014        1,127
   8.750%, 06/15/25                                        35           39
   8.500%, 01/15/17 to 02/15/23                         1,117        1,228
   8.000%, 03/15/17 to 05/20/30                         5,333        5,757
   7.500%, 09/20/15 to 09/20/30                        10,174       10,850
   7.250%, 11/15/04                                        10           11
   7.000%, 12/15/10 to 06/15/32                        29,464       31,075
   6.500%, 05/15/28 to 04/15/32                        39,220       41,152
   6.000%, 06/01/03 to 10/20/28                        33,927       35,497
   6.000%, 6/19/33 TBA                                 10,000       10,445
   5.500%, 6/19/33 TBA                                 10,000       10,444
   5.000%, 6/19/33 TBA                                  5,000        5,163
                                                                  --------
                                                                   152,788
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $148,309)                                                    153,042
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 6.2%
U.S. TREASURY NOTES -- 6.2%
   2.875%, 05/15/08                                     5,000        5,083
   2.000%, 05/15/06                                     5,000        5,064
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $10,055)                      10,147
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.1%
   1.245%, 06/19/03tt                                  10,000        9,995
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.3%
   1.161%, 06/19/03tt                                  30,000       29,983
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $39,977)             39,978
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.0%
  FCAR Owner Trust
   1.230%, 06/19/03tt                                   5,000        4,997
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $4,997)                                 4,997
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
  Residential Funding Mortgage Securities I,
   Series 1992-S31, Cl A5
   7.500%, 09/25/07                                       443          442
  Vendee Mortgage Trust, Series 1999-3, Cl D
   6.500%, 06/15/25                                     1,000        1,069
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $1,367)              1,511
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
  Credit Suisse First Boston Mortgage
   Securities, Series 1997-C1, Cl A1C
   7.240%, 06/20/29                                     1,000        1,147
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities
(Cost $1,021)                                                        1,147
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      NUMBER        VALUE
                                                     OF SHARES      (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 6.7%
  Armada Government Money
   Market Fund, Class I+                            10,900,500    $ 10,901
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $10,901)                10,901
--------------------------------------------------------------------------------

Total Investments -- 135.2% (Cost $ 216,627)                       221,723
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (35.2)%
  Investment Advisory Fees Payable                                     (77)
  12b-1 Fees Payable
   Class I                                                             (15)
   Class B                                                              (1)
   Class C                                                              (1)
  Administration Fees Payable                                          (10)
  Custody Fees Payable                                                  (6)
  Payable for Investment Securities Purchased                      (57,040)
  Other Assets & Liabilities                                          (603)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                             (57,753)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $163,970
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $159,850
Undistributed net investment income                                     74
Accumulated net realized loss on investments                        (1,050)
Net unrealized appreciation on investments                           5,096
--------------------------------------------------------------------------------
Total Net Assets                                                  $163,970
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($151,989,738 / 14,628,235 outstanding shares of
  beneficial interest)                                              $10.39
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($7,534,761 / 723,941 outstanding shares of beneficial
  interest)                                                         $10.41
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.41 / 95.25%)       $10.93
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,877,998 / 180,468 outstanding shares of beneficial
  interest)                                                         $10.41
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($2,172,673 / 208,582 outstanding shares of beneficial
  interest)                                                         $10.42
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($394,824 / 37,848 outstanding shares of beneficial
  interest)                                                         $10.43
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($10.43 / 99.00%)                                                 $10.54
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
CL -- CLASS
TBA -- TO BE ANNOUNCED SECURITY

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                MAY 31, 2003  93

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA INTERMEDIATE BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.5%
   8.250%, 06/01/06                                   $     4     $      4
   5.500%, 01/01/07                                     1,823        1,883
                                                                  --------
                                                                     1,887
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.6%
   6.280%, 02/01/12                                     2,550        2,921
   5.735%, 01/01/09                                     3,557        4,016
                                                                  --------
                                                                     6,937
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
   9.000%, 09/15/04 to 05/15/16                           515          564
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $8,508)                                                        9,388
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 29.5%
U.S. TREASURY NOTES -- 29.5%
   5.875%, 11/15/04#                                  101,295      108,128
   4.875%, 02/15/12                                        45           51
   3.375%, 04/30/04#                                   19,930       20,343
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $127,741)                    128,522
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.7%
   5.750%, 01/15/12#                                    8,185        9,566
   3.500%, 09/15/07#                                    4,230        4,449
   0.000%, 05/15/10 (B)                                 2,073        2,068
                                                                  --------
                                                                    16,083
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.1%
   7.000%, 07/15/05#                                   35,335       39,422
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $54,271)             55,505
--------------------------------------------------------------------------------
CORPORATE BONDS -- 36.1%
BASIC MATERIALS -- 0.8%
  Alcoa
   7.375%, 08/01/10                                       195          238
  International Paper
   5.850%, 10/30/12 (A)                                   995        1,103
  Weyerhaeuser
   6.750%, 03/15/12                                     2,000        2,312
                                                                  --------
                                                                     3,653
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.3%
  Cintas No. 2
   5.125%, 06/01/07                                       630          685
  Harrahs Operating
   7.500%, 01/15/09                                       535          629
                                                                  --------
                                                                     1,314
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CONSUMER CYCLICALS -- 2.1%
  Dominion Resources
   5.700%, 09/17/12                                   $ 1,790     $  1,974
  Ford Motor
   5.800%, 01/12/09                                     1,800        1,776
  General Motors
   7.200%, 01/15/11                                     3,415        3,535
  Target
   5.500%, 04/01/07                                       125          138
   3.375%, 03/01/08#                                    1,810        1,870
                                                                  --------
                                                                     9,293
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.9%
  Coca-Cola Enterprises
   6.125%, 08/15/11                                       820          952
  Conagra Foods
   6.000%, 09/15/06                                     1,220        1,351
  Diageo Capital
   3.500%, 11/19/07                                       670          695
  Kroger
   7.250%, 06/01/09                                     1,070        1,269
   6.375%, 03/01/08                                     1,100        1,242
  Safeway#
   5.800%, 08/15/12                                     1,995        2,167
  Tyson Foods#
   8.250%, 10/01/11                                       635          738
                                                                  --------
                                                                     8,414
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 3.1%
  AOL Time Warner#
   6.875%, 05/01/12                                     2,045        2,327
  Clear Channel Communications
   6.000%, 11/01/06                                     1,960        2,153
  Comcast Cable Communications
   8.125%, 05/01/04                                       165          174
   7.125%, 06/15/13                                       925        1,087
   6.750%, 01/30/11                                       580          666
  Cox Communications
   7.125%, 10/01/12                                     2,495        2,986
  Deluxe
   5.000%, 12/15/12                                     1,000        1,032
  TCI Communications
   9.800%, 02/01/12                                       465          615
  Walt Disney#
   6.375%, 03/01/12                                     2,150        2,451
                                                                  --------
                                                                    13,491
--------------------------------------------------------------------------------
ENERGY -- 3.1%
  Amerada Hess
   6.650%, 08/15/11                                     1,890        2,199
  Anadarko Petroleum
   5.375%, 03/01/07                                       880          969
   5.000%, 10/01/12                                     1,000        1,070
  Conoco Phillips# (A)
   4.750%, 10/15/12                                     1,700        1,814
  Duke Energy
   5.625%, 11/30/12                                     1,230        1,341


94   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA INTERMEDIATE BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
ENERGY -- CONTINUED
  First Energy, Cl B
   6.450%, 11/15/11                                   $   645     $    712
  Kinder Morgan#
   6.500%, 09/01/12                                     1,370        1,579
  Sunoco
   7.125%, 03/15/04                                     3,490        3,637
                                                                  --------
                                                                    13,321
--------------------------------------------------------------------------------
FINANCIALS -- 15.6%
  American Express
   3.750%, 11/20/07                                       815          854
  American General Finance, Cl H (MTN)
   5.375%, 10/01/12                                       855          930
  Anthem Insurance (A)
   9.125%, 04/01/10                                     1,950        2,455
  Bank of America#
   7.400%, 01/15/11                                     1,015        1,255
  Bank One
   6.500%, 02/01/06                                     1,795        1,998
   6.000%, 08/01/08                                     2,000        2,293
  BankBoston
   6.375%, 03/25/08                                     1,025        1,177
  BB&T
   6.500%, 08/01/11                                       950        1,127
   4.875%, 01/15/13                                     1,635        1,744
  Bear Stearns
   6.500%, 05/01/06                                     1,145        1,289
   5.700%, 11/15/14#                                    3,075        3,428
  Boeing Capital#
   6.500%, 02/15/12                                     1,835        2,048
  Cit Group Holdings#
   7.750%, 04/02/12                                     2,500        2,969
  Citigroup
   6.500%, 01/18/11                                       245          289
  Credit Suisse First Boston
   6.500%, 01/15/12                                     2,220        2,543
  First Union National Bank
   7.800%, 08/18/10                                     1,740        2,184
  General Electric Capital
   8.125%, 05/15/12                                     1,500        1,920
  General Electric Capital, Cl A (MTN)
   6.000%, 06/15/12                                     4,880        5,562
  General Motors Acceptance
   6.875%, 09/15/11                                     1,305        1,353
  Goldman Sachs Group
   6.600%, 01/15/12                                     1,030        1,203
   5.700%, 09/01/12#                                    2,925        3,245
  Household Finance
   6.500%, 01/24/06                                     3,700        4,126
   5.750%, 01/30/07                                       185          205
   4.625%, 01/15/08#                                      255          272
  JP Morgan Chase
   6.625%, 03/15/12                                     1,000        1,158
   5.750%, 01/02/13                                     1,970        2,158
  Lehman Brothers Holdings
   7.000%, 02/01/08                                     1,425        1,676
   6.625%, 02/15/08                                       775          903


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

FINANCIALS -- CONTINUED
  MBNA (MTN)
   5.625%, 11/30/07                                   $ 1,915     $  2,062
  Merrill Lynch
   6.000%, 02/17/09                                     1,000        1,134
  Morgan Stanley Dean Witter
   8.000%, 06/15/10 (A)                                 3,900        4,886
  News America
   4.750%, 03/15/10                                       500          522
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                     4,415        4,722
  Wachovia
   6.950%, 11/01/04                                     1,685        1,819
  Wells Fargo
   3.500%, 04/04/08                                       420          434
                                                                  --------
                                                                    67,943
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.3%
  Emerson Electric
   5.850%, 03/15/09                                     1,430        1,644
  Precision Castparts
   8.750%, 03/15/05                                     1,775        1,910
  Raytheon
   5.500%, 11/15/12                                     1,330        1,434
  Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                       748          849
                                                                  --------
                                                                     5,837
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
  EOP Operating
   6.750%, 02/15/12                                       955        1,103
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
  Federal Realty Investors Trust (MTN)
   6.990%, 03/10/06                                     2,550        2,799
  Vornado Realty#
   5.625%, 06/15/07                                     1,150        1,230
                                                                  --------
                                                                     4,029
--------------------------------------------------------------------------------
TECHNOLOGY -- 2.6%
  Boeing Capital
   6.100%, 03/01/11                                     1,000        1,093
   5.800%, 01/15/13#                                    1,750        1,863
  General Dynamics
   4.250%, 05/15/13                                     1,220        1,247
  Hewlett-Packard
   7.150%, 06/15/05                                     1,350        1,493
   5.750%, 12/15/06                                     1,085        1,204
  Honeywell
   6.875%, 10/03/05                                     1,300        1,443
  International Business Machines
   4.750%, 11/29/12                                     1,590        1,700
  Motorola
   7.625%, 11/15/10                                       950        1,100
                                                                  --------
                                                                    11,143
--------------------------------------------------------------------------------


                                                                MAY 31, 2003  95

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA INTERMEDIATE BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
TELECOMMUNICATIONS -- 2.8%
  AT&T
   7.800%, 11/15/11#                                  $ 2,530     $  2,915
  AT&T Wireless Services
   7.875%, 03/01/11                                     1,875        2,227
  BellSouth#
   5.000%, 10/15/06                                       725          791
  Deutsche Telecom
   8.500%, 06/15/10                                     1,305        1,611
  France Telecom
   9.250%, 03/01/11                                     1,520        1,904
  Sprint Capital
   8.375%, 03/15/12                                       140          164
  Verizon Florida
   6.125%, 01/15/13                                     1,045        1,201
  Verizon of New England
   6.500%, 09/15/11                                     1,000        1,171
                                                                  --------
                                                                    11,984
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.4%
  CSX
   6.300%, 03/15/12                                       505          582
  Union Pacific
   6.125%, 01/15/12                                       860          985
                                                                  --------
                                                                     1,567
--------------------------------------------------------------------------------
UTILITY -- 0.9%
  American Electric Power#
   5.375%, 03/15/10                                     1,360        1,455
  PSE&G (A)
   6.950%, 06/01/12                                     1,030        1,201
  Wisconsin Energy
   5.500%, 12/01/08                                     1,310        1,471
                                                                  --------
                                                                     4,127
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $143,503)                              157,219
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 5.0%
  Chase Commercial Mortgage Securities,
   Series 1999-2, Cl A2
   7.198%, 01/15/32                                     1,450        1,749
  DLJ Commercial Mortgage,
   Series 2000-CKP1, Cl A1A
   6.930%, 08/10/09                                     2,595        2,888
  First Union-Lehman Brothers-Bank of
   America, Series 1998-C2, Cl A2
   6.560%, 11/18/35                                     2,500        2,901
  GMAC Commercial Mortgage Securities,
   Series 2001-C1, Cl A2
   6.465%, 04/15/34                                     7,000        8,201
  JP Morgan Chase Commercial Mortgage,
   Series 2001-CIBC, Cl A3
   6.260%, 03/15/33                                     2,315        2,692


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED SECURITIES -- CONTINUED
Lehman Brothers-Union Bank of
 Switzerland Commercial Mortgage Trust,
 Series 2001-C2, Cl A2
 6.653%, 11/15/27                                     $ 2,360     $  2,812
Prudential Securities Secured Financing,
 Series 1999-NRF1, Cl A2
 6.350%, 09/15/07                                         700          768
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $19,630)          22,011
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 9.1%
AUTOMOTIVE -- 2.6%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A1 (A)
   3.850%, 10/20/06                                     3,000        3,120
  Chase Manhattan Auto Owner Trust,
   Series 2002-A, Cl A3
   3.490%, 03/15/06                                     1,400        1,423
  Ford Credit Automotive Owner Trust,
   Series 2002-A, Cl A3A
   3.620%, 01/15/06                                     3,445        3,497
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                     3,070        3,230
                                                                  --------
                                                                    11,270
--------------------------------------------------------------------------------
CREDIT CARDS -- 1.1%
  Providian Master Trust, Series 2000-1, Cl A
   7.490%, 08/17/09                                     4,805        5,023
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 3.1%
  Contimortgage Home Equity Loan Trust,
   Series 1999-3, Cl A5
   7.360%, 10/25/26                                     4,810        4,902
  GMAC Mortgage Loan Trust,
   Series 2002-HE2, Cl A3
   5.290%, 06/25/27                                     2,117        2,135
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                     5,000        5,364
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   8.005%, 02/25/30                                       913        1,000
   7.525%, 06/25/14                                        83           92
                                                                  --------
                                                                    13,493
--------------------------------------------------------------------------------
OTHER -- 2.3%
  Pennsylvania Power & Light, Transition
   Bond, Series 1999-1, Cl A6
   6.960%, 12/26/07                                     3,310        3,687
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                     5,000        6,170
                                                                  --------
                                                                     9,857
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $38,089)                        39,643
--------------------------------------------------------------------------------


96   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS



ARMADA INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                      PAR (000)      (000)
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.7%
  Bank of America Mortgage Securities,
   Series 2002-A, Cl A1
   5.242%, 02/25/32                                   $ 1,687      $   1,713
  Freddie Mac, Series 2332, Cl JG
   6.250%, 12/15/28                                       196            196
  Midland Realty Acceptance, Series 1996-C2,
   Cl A2
   7.233%, 12/15/29                                     5,962          6,650
  Vendee Mortgage Trust, Series 1999-2, Cl ID
   6.500%, 12/15/24                                        75             80
  Vendee Mortgage Trust, Series 1999-3, Cl D
   6.500%, 06/15/25                                     1,450          1,550
  Wachovia Bank Commercial Mortgage Trust,
   Series 2002-C1, Cl A3
   6.164%, 04/15/34                                     5,000          5,779
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $14,216)              15,968
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.9%
  Armada Money Market Fund, Class I+                4,116,328          4,116
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $4,116)                    4,116
--------------------------------------------------------------------------------

Total Investments -- 99.3% (Cost $410,073)                           432,372
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 31.5% (Cost $136,884)++                              136,884
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (30.8)%
  Investment Advisory Fees Payable                                      (147)
  12b-1 Fees Payable
   Class I                                                               (36)
   Class A                                                                (1)
   Class B                                                                (1)
  Administration Fees Payable                                            (26)
  Custody Fees Payable                                                    (5)
  Payable For Collateral For Loaned Securities                      (136,884)
  Other Assets & Liabilities                                           3,178
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (133,922)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $ 435,334
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $423,409
Undistributed net investment income                                      4
Accumulated net realized loss on investments                       (10,378)
Net unrealized appreciation on investments                          22,299
--------------------------------------------------------------------------------
Total Net Assets                                                  $435,334
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($418,964,214 / 37,784,628 outstanding shares of
  beneficial interest)                                              $11.09
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($11,250,139 / 1,013,044 outstanding shares of beneficial
  interest)                                                         $11.11
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.11 / 95.25%)       $11.66
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($4,244,291 / 381,978 outstanding shares of beneficial
  interest)                                                         $11.11
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($654,136 / 58,763 outstanding shares of beneficial
  interest)                                                         $11.13
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($221,113 / 19,866 outstanding shares of beneficial interest)     $11.13
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($11.13 / 99.00%)                                                 $11.24
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) PRIVATE PLACEMENT SECURITY
(B) ZERO COUPON
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                MAY 31, 2003  97

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA LIMITED MATURITY BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 14.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.2%
   7.570%, 05/25/28                                   $   391     $    407
   5.500%, 01/01/07 to 02/01/10                         4,241        4,386
   5.000%, 10/01/09 to 08/15/21                         6,858        7,048
   3.776%, 10/15/09                                     5,085        5,207
   2.875%, 09/15/05                                    12,340       12,717
                                                                  --------
                                                                    29,765
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.0%
   7.500%, 07/01/08                                       354          377
   5.500%, 10/01/09                                     2,754        2,849
   4.670%, 11/01/32 (A)                                 3,195        3,289
                                                                  --------
                                                                     6,515
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.0%
   6.000%, 02/16/29                                     3,570        3,701
   4.500%, 12/16/29 TBA (D)                             2,989        3,080
   4.500%, 03/20/32                                     2,907        3,000
                                                                  --------
                                                                     9,781
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $45,578)                                                      46,061
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.0%
U.S. TREASURY NOTES -- 12.0%
   5.875%, 11/15/04                                    13,840       14,774
   2.000%, 05/15/06                                     8,000        8,102
   1.500%, 02/28/05                                    16,000       16,079
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $38,747)                      38,955
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.8%
   0.000%, 05/15/10 (C)                                 2,505        2,498

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.6%
   7.000%, 07/15/05                                    47,385       52,866
   5.250%, 06/15/06                                    15,625       17,230
                                                                  --------
                                                                    70,096
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $71,880)             72,594
--------------------------------------------------------------------------------
CORPORATE BONDS -- 20.0%
BASIC MATERIALS -- 0.4%
  Alcoa#
   7.250%, 08/01/05                                     1,000        1,114
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.2%
  John Deere Capital
   3.125%, 12/15/05                                     2,220        2,286
  Scholastic
   7.000%, 12/15/03                                     1,500        1,543
                                                                  --------
                                                                     3,829
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.4%
  Coca-Cola
   4.000%, 06/01/05                                     1,840        1,930
  Kroger
   7.375%, 03/01/05                                     2,400        2,596


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CONSUMER NON-CYCLICALS -- CONTINUED
  Safeway
   7.250%, 09/15/04                                   $ 1,000     $  1,066
  Unilever Capital
   6.875%, 11/01/05                                     2,000        2,241
                                                                  --------
                                                                     7,833
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.9%
  Comcast Cable Communications
   8.125%, 05/01/04                                     1,250        1,317
  Time Warner
   7.750%, 06/15/05                                       500          547
  Walt Disney (MTN)
   5.500%, 12/29/06                                       500          545
   4.875%, 07/02/04                                       500          516
                                                                  --------
                                                                     2,925
--------------------------------------------------------------------------------
ENERGY -- 1.6%
  Amerada Hess
   5.300%, 08/15/04                                       250          260
  Kerr-McGee
   5.875%, 09/15/06                                     2,500        2,734
  Sunoco
   7.125%, 03/15/04                                     2,000        2,084
                                                                  --------
                                                                     5,078
--------------------------------------------------------------------------------
FINANCIALS -- 8.9%
  AIG Sunamerica Global Financing (B)
   5.200%, 05/10/04                                     1,000        1,037
  Associates NA
   5.500%, 02/15/04                                       500          515
  Bank of America
   6.875%, 02/15/05                                       900          979
   5.250%, 02/01/07                                       620          684
  Bear Stearns
   6.875%, 10/01/05                                       500          556
   6.250%, 07/15/05                                       500          545
  Citigroup
   6.750%, 12/01/05                                       500          560
  Ford Motor Credit Global#
   7.600%, 08/01/05                                     1,000        1,062
  General Electric Capital
   7.875%, 11/22/04                                     2,000        2,195
  General Motors Acceptance
   6.850%, 06/17/04                                     1,000        1,042
  Goldman Sachs
   7.625%, 08/17/05                                     1,030        1,166
  Household Finance
   8.000%, 05/09/05                                     1,000        1,118
   6.500%, 01/24/06                                     1,620        1,807
  Inter-American Development Bank#
   5.125%, 02/05/04                                     1,000        1,026
  Key Bank NA
   7.250%, 06/01/05                                     3,485        3,844
  Lehman Brothers
   7.625%, 06/01/06                                       468          542
   6.625%, 04/01/04                                       500          522


98   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA LIMITED MATURITY BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  Morgan Stanley Dean Witter#
   7.750%, 06/15/05                                   $ 2,000     $  2,237
  Residential Asset Securities (D)
   2.080%, 02/25/23                                     3,000        2,999
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                     1,000        1,070
  Textron Financial
   7.125%, 12/09/04                                     1,000        1,072
  Wachovia
   7.050%, 08/01/05                                       500          555
   6.875%, 09/15/05                                       710          788
  Wells Fargo Financial
   5.450%, 05/03/04                                     1,000        1,038
                                                                  --------
                                                                    28,959
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.7%
  Duke Capital#
   7.250%, 10/01/04                                     1,000        1,042
  Raytheon
   6.300%, 03/15/05                                     1,250        1,340
                                                                  --------
                                                                     2,382
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
  EOP Operating
   6.500%, 06/15/04                                     1,000        1,049
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.0%
  Colonial Realty (MTN)
   6.960%, 07/26/04                                     3,200        3,362
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 1.0%
  Province of Ontario
   2.625%, 12/15/05                                     2,000        2,043
  Quebec Province
   8.625%, 01/19/05                                     1,000        1,113
                                                                  --------
                                                                     3,156
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.0%
  Hewlett-Packard
   5.750%, 12/15/06                                       110          122
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
  Bell Atlantic of New Jersey
   5.875%, 02/01/04                                       500          514
  Cox Communications
   6.150%, 08/01/03 (A)                                   250          250
   7.750%, 08/15/06                                     1,000        1,145
  Verizon Global Funding#
   6.750%, 12/01/05                                       800          896
                                                                  --------
                                                                     2,805
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
  ERAC USA Finance (B)
   6.950%, 03/01/04                                       250          259
  FedEx
   6.625%, 02/12/04                                     1,000     $  1,035


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

TRANSPORTATION -- CONTINUED
  Union Pacific
   7.600%, 05/01/05                                   $   500     $    553
   5.840%, 05/25/04                                       500          519
                                                                  --------
                                                                     2,366
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $62,792)                                64,980
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.9%
  First Union-Lehman Brothers-Bank of
   America, Series 1998-C2, Cl A1
   6.280%, 11/18/35                                     2,887        3,104
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $3,088)            3,104
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 18.7%
AUTOMOTIVE -- 9.1%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A1 (B)
   3.850%, 10/20/06                                     1,450        1,508
  Americredit Automobile Receivables Trust,
   Series 2001-1, Cl A3
   5.130%, 11/06/05                                     1,190        1,207
  ANRC Auto Owner Trust, Series 2001-A,
   Cl A4
   4.320%, 06/16/08                                     2,600        2,700
  Capital Auto Receivables Asset Trust,
   Series 2002-1, Cl A4
   4.160%, 07/16/07                                     1,424        1,490
  Capital Auto Receivables Asset Trust,
   Series 2002-5, Cl A2B
   2.270%, 01/17/06                                     2,660        2,697
  Chase Manhattan Auto Owner Trust,
   Series 2002-A, Cl A4
   4.240%, 09/15/08                                     3,100        3,269
  Chase Manhattan Automobile Trust,
   Series 2001-B, Cl A4
   3.800%, 05/15/08                                     1,000        1,039
  Daimler Chrysler Automobile Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                     3,000        3,120
  Daimler Chrysler Automobile Trust,
   Series 2001-D, Cl A4
   3.780%, 02/06/07                                     1,950        2,029
  Ford Credit Automotive Owner Trust,
   Series 2000-A, Cl A5
   7.190%, 03/15/04                                     1,254        1,258
  Ford Credit Automotive Owner Trust,
   Series 2002-A, Cl A3A
   3.620%, 01/15/06                                     2,000        2,030
  Household Automotive Trust,
   Series 2001-2, Cl A4
   5.390%, 08/17/08                                     1,600        1,682
  Household Automotive Trust,
   Series 2003-1, Cl A3 (D)
   1.730%, 12/17/07                                     2,715        2,716


                                                                MAY 31, 2003  99

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA LIMITED MATURITY BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- CONTINUED
AUTOMOTIVE -- CONTINUED
  Wells Fargo Auto Trust, Series 2001-A, Cl A4
   5.070%, 03/15/08                                   $ 2,800     $  2,898
                                                                  --------
                                                                    29,643
--------------------------------------------------------------------------------
CREDIT CARDS -- 5.1%
  Citibank Credit Card Issuance Trust,
   Series 2003-A2, Cl A2
   2.700%, 01/15/08                                     3,250        3,324
  Citibank Credit Card Master Trust I,
   Series 1999-1, Cl A
   5.500%, 02/15/06                                     2,300        2,370
  Discover Card Master Trust I,
   Series 2001-5, Cl A
   5.300%, 11/16/06                                     4,000        4,153
  Household Private Label Credit Card Trust,
   Series 2001-2, Cl A
   4.950%, 06/16/08                                     1,760        1,833
  MBNA Credit Card Master Note Trust,
   Series 2001-A1, Cl A1
   5.750%, 10/15/08                                     4,270        4,722
                                                                  --------
                                                                    16,402
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 3.2%
  Bear Stearns, Series 1999-2, Cl AF2
   7.910%, 10/25/29                                       888          977
  Chase Funding Mortgage Loan Trust,
   Series 2002-3, Class 1A2
   3.071%, 08/25/17                                     1,850        1,870
  GE Capital Mortgage Services,
   Series 1999-HE1, Cl A7
   6.265%, 04/25/29                                     2,282        2,426
  General Motors Acceptance,
   Series 2001-HE-2, Cl IIA4
   6.370%, 09/25/31                                        29           30
  GMAC Mortgage Loan Trust,
   Series 2002-HE2, Cl A3
   5.290%, 06/25/27                                     1,945        1,961
  Morgan Keegan & Associates
   5.475%, 04/25/09                                       102          107
  Saxon Asset Securities Trust,
    Series 1999-3, Cl AF6
   8.005%, 02/25/30                                     2,738        3,001
                                                                  --------
                                                                    10,372
--------------------------------------------------------------------------------
OTHER -- 1.3%
  Detroit Edison Securitization Funding,
   Series 2001-1, Cl A2
   5.510%, 03/01/07                                     2,000        2,084
  GE Capital Equipment Lease Trust,
   Series 1997-A, Cl A
   6.850%, 05/20/08                                       207          212
  Green Tree Recreational Equipment &
   Consumer Trust, Series 1997-B, Cl A1
   6.550%, 07/15/28                                       457          458


--------------------------------------------------------------------------------
                                                 NUMBER 0F SHARES/ VALUE
                                                      PAR (000)    (000)
--------------------------------------------------------------------------------

MORTGAGE-RELATED -- CONTINUED
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A2
   5.740%, 03/15/07                                   $ 1,464     $  1,524
                                                                  --------
                                                                     4,278
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $59,122)                        60,695
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.1%
  Bank of America Mortgage Securities,
   Series 2002-A, Cl A1
   5.242%, 02/25/32 (A)                                 1,556        1,580
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 2A1
   3.983%, 02/25/33                                     2,965        3,047
  Chase Mortgage Finance, Series 2002-S3,
   Cl A13
   5.000%, 02/25/32                                     2,344        2,359
  Countrywide Home Loans, Series 2001-29,
   Cl A11
   6.250%, 02/25/32                                     2,486        2,510
  Fannie Mae Whole Loan, Series 2002-W3,
   Cl 2A1
   2.100%, 06/25/42                                     3,519        3,512
  Freddie Mac, Series 2332, Cl JG
   6.250%, 12/15/28                                       198          199
  Golden National Mortgage Asset Backed
   Certificate, Series 1998-GN1, Cl A
   7.110%, 08/25/27                                         4            4
  Residential Accredit Loans, Series 2002-QS4,
   Cl A2
   6.250%, 03/25/17                                     1,927        1,973
  Vendee Mortgage Trust, Series 1999-2, Cl 1J
   6.500%, 01/15/06                                     4,600        4,813
  Washington Mutual, Series 2002-S8, Cl 2A1
   4.500%, 01/25/18                                     3,146        3,186
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $22,941)            23,183
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.6%
  Armada Money Market Fund, Class I+               11,755,389       11,756
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $11,756)                11,756
--------------------------------------------------------------------------------

Total Investments -- 98.9% (Cost $ 315,904)                        321,328
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 25.9% (Cost $83,855)++                              83,855
--------------------------------------------------------------------------------


100   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA LIMITED MATURITY BOND FUND


--------------------------------------------------------------------------------
                                                                   VALUE
                                                                   (000)
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES -- (24.8)%
  Investment Advisory Fees Payable                                $    (95)
  12b-1 Fees Payable
   Class I                                                             (20)
   Class A                                                              (1)
  Administration Fees Payable                                          (19)
  Custody Fees Payable                                                  (4)
  Payable For Collateral For Loaned Securities                     (83,855)
  Other Assets & Liabilities                                         3,510
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                             (80,484)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $324,699
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                        $325,871
Distributions in excess of net investment income                       (13)
Accumulated net realized loss on investments                        (6,583)
Net unrealized appreciation on investments                           5,424
--------------------------------------------------------------------------------
Total Net Assets                                                  $324,699
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($308,986,543 / 30,367,651 outstanding shares of
  beneficial interest)                                              $10.17
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($11,368,876 / 1,114,350 outstanding shares of beneficial
  interest)                                                         $10.20
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.20 / 97.25%)       $10.49
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,720,669 / 168,628 outstanding shares of beneficial
  interest)                                                         $10.20
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,571,721 / 154,105 outstanding shares of beneficial
  interest)                                                         $10.20
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($1,051,279 / 103,106 outstanding shares of beneficial
  interest)                                                         $10.20
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($10.20 / 99.00%)                                                 $10.30
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) PRIVATE PLACEMENT SECURITY
(C) ZERO COUPON
(D) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003  101

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA SHORT DURATION BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.8%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.8%
  Government National Mortgage Association
   4.500%, 12/16/29                                   $   953     $    982
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $969)                                                            982
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 6.8%
U.S. TREASURY BILL -- 5.4%
  U.S. Treasury Bills
   1.000%, 07/17/03tt                                   7,000        6,991
--------------------------------------------------------------------------------
U.S. TREASURY NOTE -- 1.4%
U.S. Treasury Notes#
   5.875%, 11/15/04                                     1,650        1,761
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $8,746)                        8,752
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.7%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 34.7%
  Federal National Mortgage Association#
   7.000%, 07/15/05                                    20,600       22,983
   3.000%, 06/15/04                                     4,000        4,077
   1.190%, 06/11/03tt                                  18,000       17,995
                                                                  --------
                                                                    45,055
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $44,840)             45,055
--------------------------------------------------------------------------------
CORPORATE BONDS -- 17.6%
BASIC MATERIALS -- 0.4%
  Weyerhaeuser
   5.500%, 03/15/05                                       500          529
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.8%
  Scholastic
   7.000%, 12/15/03                                       350          360
  Target
   7.500%, 02/15/05                                       600          659
                                                                  --------
                                                                     1,019
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.4%
  Coca-Cola Enterprises
   8.000%, 01/04/05                                     1,000        1,099
  Kroger
   7.375%, 03/01/05                                       600          649
  Safeway
   7.250%, 09/15/04                                       105          112
                                                                  --------
                                                                     1,860
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.6%
  Gannett
   4.950%, 04/01/05                                     1,000        1,060
  Walt Disney
   7.300%, 02/08/05                                       875          953
                                                                  --------
                                                                     2,013
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

ENERGY -- 0.9%
  Conoco
   8.500%, 05/25/05                                   $ 1,000     $  1,131
--------------------------------------------------------------------------------
FINANCIALS -- 10.2%
  American General Finance
   7.250%, 05/15/05                                     1,000        1,099
  Ameritech Capital Funding
   6.300%, 10/15/04                                       900          956
  Bank of America
   6.875%, 02/15/05                                       800          870
  Bear Stearns
   7.625%, 02/01/05                                       750          824
   6.650%, 12/01/04                                       250          269
  Boeing Capital
   4.290%, 06/20/05                                       800          827
  Caterpillar Financial Services
   4.690%, 04/25/05                                       680          714
  Chase Manhattan
   5.750%, 04/15/04                                       850          882
  First Bank
   7.625%, 05/01/05                                       500          555
  First Colony
   6.625%, 08/01/03                                       700          706
  Fleet National Bank
   8.625%, 02/15/05                                     1,000        1,090
  Household Finance
   8.000%, 05/09/05                                     1,000        1,118
  JP Morgan Chase
   7.625%, 09/15/04                                       150          161
  Lehman Brothers Holdings
   8.750%, 03/15/05                                       500          560
   7.750%, 01/15/05                                       481          528
  Merrill Lynch
   6.000%, 11/15/04                                       200          213
  Morgan Stanley Dean Witter
   5.625%, 01/20/04                                       155          159
  Norwest Financial
   7.500%, 04/15/05                                       500          554
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                       105          112
  Wachovia
   6.950%, 11/01/04                                       250          270
   6.700%, 06/21/04                                       750          791
                                                                  --------
                                                                    13,258
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.3%
  Deere
   6.550%, 07/15/04                                        25           26
  General Electric
   7.250%, 02/01/05                                       345          378
                                                                  --------
                                                                       404
--------------------------------------------------------------------------------


102   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA SHORT DURATION BOND FUND

--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
TELECOMMUNICATIONS -- 1.2%
  GTE Hawaii Telephone
   6.750%, 02/15/05                                   $ 1,000     $  1,077
  TCI Communications (B)
   8.350%, 02/15/05                                       500          538
                                                                  --------
                                                                     1,615
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.4%
  Norfolk Southern
   7.875%, 02/15/04                                       250          261
  Union Pacific
   6.340%, 11/25/03                                       250          255
                                                                  --------
                                                                       516
--------------------------------------------------------------------------------
UTILITY -- 0.4%
  Dominion Resources
   2.800%, 02/15/05                                       500          506
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $22,780)                                22,851
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.2%
AUTOMOTIVE -- 13.8%
  ANRC Auto Owner Trust,
   Series 2001-A, Cl A4
   4.320%, 06/16/08                                       600          623
  Capital Auto Receivables Asset Trust,
   Series 2001-2, Cl A3
   4.600%, 09/15/05                                     1,800        1,804
  Capital Auto Receivables Asset Trust,
   Series 2002-5, Cl A2B
   2.270%, 01/17/06                                       600          608
   1.710%, 01/18/05                                       658          660
  Chase Manhattan Auto Owner Trust,
   Series 2002-A, Cl A3
   3.490%, 03/15/06                                     2,200        2,237
  Chase Manhattan Automobile Trust,
   Series 2001-B, Cl A4
   3.800%, 05/15/08                                       750          779
  Daimler Chrysler Automobile Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                       870          905
  Daimler Chrysler Automobile Trust,
   Series 2001-D, Cl A4
   3.780%, 02/06/07                                     1,600        1,664
  Ford Credit Auto Owner Trust,
   Series 2001-C, Cl A5
   5.250%, 09/15/05                                     1,715        1,765
  Ford Credit Auto Owner Trust,
   Series 2002-C, Cl A2A
   2.480%, 12/15/04                                       981          986
  Honda Auto Receivables Owner Trust,
   Series 2002-1, Cl A4
   4.220%, 04/16/07                                     1,500        1,569


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

AUTOMOTIVE -- CONTINUED
  Nissan Auto Receivables Owner Trust,
   Series 2002-C, Cl A3
   2.600%, 08/15/06                                   $ 2,300     $  2,336
  Toyota Auto Receivables Owner Trust,
   Series 2002-B, Cl A3
   3.760%, 06/15/06                                     1,850        1,897
                                                                  --------
                                                                    17,833
--------------------------------------------------------------------------------
CREDIT CARDS -- 9.2%
  American Express Credit Account Master
   Trust, Series 1999-3, Cl A (A)
   1.450%, 12/15/06                                     2,000        2,002
  American Express Credit Account Master
   Trust, Series 2000-2, Cl A (A)
   1.475%, 09/17/07                                     1,000        1,003
  Citibank Credit Card Master Trust I,
   Series 1998-9, Cl A
   5.300%, 01/09/06                                     1,500        1,537
  Citibank Credit Card Master Trust I,
   Series 1999-1, Cl A
   5.500%, 02/15/06                                       500          515
  Discover Card Master Trust I,
   Series 1998-6, Cl A
   5.850%, 01/17/06                                     2,000        2,013
  Fleet Credit Card Master Trust II,
   Series 2001-C, Cl A
   3.860%, 03/15/07                                     1,350        1,394
  MBNA Master Credit Card Trust,
   Series 1998-J, Cl A
   5.250%, 02/15/06                                     1,500        1,518
  MBNA Master Credit Card Trust,
   Series 97-J, Cl A1 (A)
   1.430%, 02/15/07                                     2,000        2,003
                                                                  --------
                                                                    11,985
--------------------------------------------------------------------------------
FINANCIAL -- 0.2%
  Chase Funding Loan Acquisition Trust,
   Series 2001-AD1, Cl 1A2
   4.058%, 11/25/17                                       250          250
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $30,077)                        30,068
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.5%
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 1A1 (A)
   3.234%, 02/25/33                                       878          897
  Countrywide Home Loans,
   Series 2001-29, Cl A11
   6.250%, 02/25/32                                     1,000        1,010
  Fannie Mae Whole Loan,
   Series 2002-W3, Cl 2A1
   2.100%, 06/25/42                                     1,281        1,278
  Fannie Mae, Series 2002-95, Cl MA
   4.250%, 10/25/08                                     1,600        1,620




                                                               MAY 31, 2003  103

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS

ARMADA SHORT DURATION BOND FUND

--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
  Fannie Mae, Series 2003-13, Cl PA
   4.250%, 10/25/16                                   $ 1,742     $  1,786
  Fannie Mae, Series 2003-16, Cl PA
   4.500%, 11/25/09                                     1,800        1,862
  Fannie Mae, Series 2003-24, Cl PH
   4.000%, 11/25/09                                     2,100        2,158
  Fannie Mae, Series 2003-41, Cl YN
   4.000%, 05/25/17                                     2,000        2,056
  Freddie Mac, Series 2345, Cl PN
   6.500%, 07/15/13                                     2,000        2,039
  Washington Mutual, Series 2002-AR19, Cl A1
   1.771%, 02/25/33 (A)                                   261          261
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $14,976)            14,967
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.6%
  Armada Money Market Fund, Class I+                2,136,145        2,136
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $2,136)                  2,136
--------------------------------------------------------------------------------

Total Investments -- 96.2% (Cost $124,524)                         124,811
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 5.5% (Cost $7,152)++                                 7,152
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                   VALUE
                                                                   (000)
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES -- (1.7)%
  Investment Advisory Fees Payable                                $    (11)
  Administration Fees Payable                                           (7)
  Custody Fees Payable                                                  (2)
  Payable For Collateral For Loaned Securities                      (7,152)
  Other Assets & Liabilities                                         4,917
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (2,255)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $129,708
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $129,196
Undistributed net realized gain on investments                         225
Net unrealized appreciation on investments                             287
--------------------------------------------------------------------------------
Total Net Assets                                                  $129,708
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
Share -- Class I ($129,598,694 / 12,858,475 outstanding
  shares of beneficial interest)                                    $10.08
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($109,069 / 10,824 outstanding shares of beneficial interest)     $10.08
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.08 / 97.25%)       $10.37
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) STEPPED COUPON BOND
CL -- CLASS

SEE NOTES TO FINANCIAL STATEMENTS.

104   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA TOTAL RETURN ADVANTAGE FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- 46.2%
BASIC MATERIALS -- 1.9%
  Abitibi-Consolidated
   8.850%, 08/01/30                                   $   300     $    329
  Alcoa
   7.375%, 08/01/10                                     2,310        2,826
  Weyerhaeuser
   7.375%, 03/15/32                                     1,250        1,487
                                                                  --------
                                                                     4,642
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.8%
  Harrahs Operating
   7.875%, 12/15/05                                       425          456
   7.500%, 01/15/09                                       300          353
  Iron Mountain
   8.625%, 04/01/13                                       370          399
  Park Place Entertainment
   8.500%, 11/15/06                                       300          328
  Station Casinos
   8.375%, 02/15/08                                       300          324
                                                                  --------
                                                                     1,860
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 3.1%
  Argosy Gaming
   9.000%, 09/01/11                                        15           16
  Cole National Group
   8.875%, 05/15/12                                       350          332
  Ford Motor
   6.375%, 02/01/29                                     1,675        1,390
  Kohl's
   6.000%, 01/15/33                                     1,210        1,337
  Navistar International, Series B
   8.000%, 02/01/08                                       300          286
  PEP Boys-Manny Moe & Jack
   7.000%, 06/01/05                                       150          150
  PEP Boys-Manny Moe & Jack, Cl B (MTN)
   6.920%, 07/07/06                                       150          149
  Target
   5.950%, 05/15/06                                       900        1,002
   3.375%, 03/01/08#                                      960          992
  Wal-Mart Stores
   7.550%, 02/15/30                                     1,330        1,816
  Yum! Brands
   7.450%, 05/15/05                                       150          161
                                                                  --------
                                                                     7,631
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.8%
  Coca-Cola Enterprises
   6.125%, 08/15/11                                       715          830
  Congara Foods
   6.000%, 09/15/06                                     1,000        1,108
  Constellation Brands
   8.125%, 01/15/12                                       500          526
  Del Monte
   9.250%, 05/15/11                                       150          162
  Hasbro
   6.150%, 07/15/08                                       225          233


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CONSUMER NON-CYCLICALS -- CONTINUED
  Kroger
   6.375%, 03/01/08                                   $ 1,625     $  1,835
  Pepsi Bottling Holdings (A)
   5.375%, 02/17/04                                     1,855        1,908
  Safeway
   7.250%, 09/15/04                                     1,425        1,519
  Tyson Foods#
   8.250%, 10/01/11                                       365          424
  Unilever Capital
   5.900%, 11/15/32                                       700          783
                                                                  --------
                                                                     9,328
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.8%
  Clear Channel Communications
   5.750%, 01/15/13                                     1,200        1,307
  Comcast Cable Communications
   6.200%, 11/15/08                                     1,590        1,787
  Entravision Communications (A)
   8.125%, 03/15/09                                       160          166
  Lin Television (A)
   6.500%, 05/15/13                                       100          101
  MGM Mirage
   8.375%, 02/01/11                                       550          609
  Royal Caribbean Cruises
   8.000%, 05/15/10                                       250          251
  Time Warner#
   6.625%, 05/15/29                                     1,300        1,353
  Walt Disney
   5.875%, 12/15/17                                     1,200        1,310
                                                                  --------
                                                                     6,884
--------------------------------------------------------------------------------
ENERGY -- 3.6%
  Anadarko Petroleum
   5.375%, 03/01/07                                       685          755
  Conoco
   6.950%, 04/15/29                                     2,550        3,157
  Duke Energy
   5.625%, 11/30/12                                       750          817
  First Energy, Cl B
   6.450%, 11/15/11                                       115          127
  Newfield Exploration
   7.450%, 10/15/07                                       450          488
  PSE&G Power
   8.625%, 04/15/31                                       500          674
  Seacor Smit
   5.875%, 10/01/12                                       750          820
  Sunoco Logistics Partner (A)
   7.250%, 02/15/12                                       300          352
  Wisconsin Energy
   5.875%, 04/01/06                                     1,150        1,266
  XTO Energy (A)
   6.250%, 04/15/13                                       350          367
                                                                  --------
                                                                     8,823
--------------------------------------------------------------------------------

                                                               MAY 31, 2003  105

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA TOTAL RETURN ADVANTAGE FUND

--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
FINANCIALS -- 17.1%
  ABN Amro Bank of Chicago
   7.250%, 05/31/05                                   $ 1,300     $  1,438
  Americo Life (A)
   7.875%, 05/01/13                                       500          515
  Anthem Insurance (A)
   9.125%, 04/01/10                                     1,000        1,259
  Bank of America
   5.125%, 11/15/14                                       735          787
  Bear Stearns
   6.500%, 05/01/06                                       690          777
   4.000%, 01/31/08                                     1,410        1,487
  Boeing Capital
   6.500%, 02/15/12                                     1,225        1,367
   6.125%, 02/15/33                                     1,000        1,060
  Bunge Ltd. Finance (A)
   5.875%, 05/15/13                                     1,000        1,030
  Cit Group Holdings#
   7.750%, 04/02/12                                     1,700        2,019
  Citicorp
   7.125%, 09/01/05                                     1,000        1,117
  First Union
   7.125%, 10/15/06                                     2,400        2,760
  Fleet Boston Financial
   6.500%, 03/15/08                                     2,775        3,196
  Ford Motor Credit
   7.375%, 10/28/09                                     1,000        1,043
  General Electric Capital
   5.450%, 01/15/13                                     2,000        2,188
  General Motors Acceptance
   8.000%, 11/01/31                                       875          907
  Goldman Sachs Group
   6.600%, 01/15/12                                       825          964
  Household Finance
   6.750%, 05/15/11                                     3,000        3,498
  IBP Finance (A)
   7.450%, 06/01/07                                       300          336
  International Lease Finance
   5.875%, 05/01/13                                     1,000        1,081
  JP Morgan Chase#
   6.625%, 03/15/12                                       600          694
  Lehman Brothers Holdings
   7.000%, 02/01/08                                     2,000        2,353
   6.625%, 02/15/08                                     1,000        1,165
  Merrill Lynch
   6.000%, 02/17/09                                     1,725        1,956
  Morgan Stanley Dean Witter
   6.750%, 04/15/11                                     3,000        3,538
  News American Holdings
   8.000%, 10/17/16                                       740          948
  Wells Fargo Bank
   7.550%, 06/21/10                                     2,250        2,804
                                                                  --------
                                                                    42,287
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.8%
  American Standard
   7.375%, 04/15/05                                   $   451     $    475
  Beazer Homes USA
   8.875%, 04/01/08                                       180          189
  D.R. Horton
   9.375%, 03/15/11                                        50           55
   6.875%, 05/01/13                                       450          465
  Emerson Electric
   5.850%, 03/15/09                                     1,125        1,293
  Lear
   8.110%, 05/15/09                                       550          616
  Nortek
   9.125%, 09/01/07                                        70           73
  Stone Container
   9.250%, 02/01/08                                       100          108
  Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                       615          698
  Toll
   8.250%, 12/01/11                                       450          488
                                                                  --------
                                                                     4,460
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
  Pulte Homes
   6.375%, 05/15/33                                       410          415
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
  Mack-Cali Realty
   7.000%, 03/15/04                                     1,650        1,717
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 2.7%
  Quebec Province
   8.625%, 01/19/05                                     3,050        3,394
  Republic of Finland
   5.875%, 02/27/06                                     2,895        3,213
                                                                  --------
                                                                     6,607
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.2%
  Flextronics International Limited
   9.875%, 07/01/10                                       110          121
  Hewlett-Packard
   7.150%, 06/15/05                                       750          830
  International Business Machines
   4.750%, 11/29/12                                     1,345        1,438
  Motorola
   7.625%, 11/15/10                                       535          619
                                                                  --------
                                                                     3,008
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 4.4%
  AT&T#
   7.800%, 11/15/11                                     1,200        1,382
  AT&T Wireless Services
   7.875%, 03/01/11                                     1,130        1,343
  BellSouth
   6.875%, 10/15/31                                       700          848
  Cox Communications#
   6.750%, 03/15/11                                     1,500        1,749


106   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA TOTAL RETURN ADVANTAGE FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- CONTINUED
TELECOMMUNICATIONS -- CONTINUED
  Crown Castle International
   9.375%, 08/01/11                                   $   200     $    201
  Deutsche Telecom (D)
   8.500%, 06/15/10                                     1,080        1,333
  France Telecom (D)
   9.250%, 03/01/11                                     1,160        1,453
  SBC Communications
   5.875%, 02/01/12                                       430          488
   5.875%, 08/15/12#                                      425          485
  Sprint Capital (A)
   8.375%, 03/15/12                                       110          129
  Triton PCS
   8.750%, 11/15/11                                       110          104
  Verizon Global Funding#
   7.750%, 12/01/30                                     1,050        1,341
                                                                  --------
                                                                    10,856
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.9%
  CSX
   6.300%, 03/15/12                                       395          455
  FedEx
   6.720%, 01/15/22                                     1,527        1,780
  Overseas Shipholding
   8.750%, 12/01/13                                       480          509
  Union Pacific
   7.600%, 05/01/05                                       790          874
   6.625%, 02/01/29                                       980        1,152
                                                                  --------
                                                                     4,770
--------------------------------------------------------------------------------
UTILITY -- 0.3%
  Calpine Canada Energy
   8.500%, 05/01/08                                       300          210
  Centerpoint Energy Houston Electric (A)
   5.600%, 07/01/23                                       500          510
                                                                  --------
                                                                       720
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $102,788)                              114,008
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.6%
U.S. TREASURY BONDS -- 7.0%
   8.125%, 08/15/19#                                    1,000        1,474
   6.250%, 08/15/23#                                    6,900        8,640
   6.000%, 02/15/26                                     3,820        4,680
   5.500%, 08/15/28                                       700          809
   5.250%, 02/15/29                                     1,525        1,708
                                                                  --------
                                                                    17,311
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 5.6%
   5.875%, 11/15/04#                                    9,030        9,639
   4.875%, 02/15/12#                                    1,250        1,408
   4.375%, 05/15/07#                                    2,400        2,623
                                                                  --------
                                                                    13,670
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $28,547)                      30,981
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.1%
   4.250%, 06/15/05#                                  $10,000     $ 10,566
   3.500%, 09/15/07#                                    2,035        2,140
                                                                  --------
                                                                    12,706
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.8%
   7.000%, 07/15/05                                    21,620       24,121
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $36,130)             36,827
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 9.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
   8.750%, 05/01/08                                         1            1
   7.500%, 12/01/10                                        16           16
                                                                  --------
                                                                        17
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.8%
   6.625%, 11/15/30#                                    1,860        2,370
   6.280%, 02/01/12                                     6,000        6,872
   5.730%, 12/01/08                                     3,513        3,945
   5.500%, 12/01/06 to 06/12/33                         6,749        6,978
   1.170%, 06/12/03 TBAtt                               4,000        3,999
                                                                  --------
                                                                    24,164
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $22,605)                                                      24,181
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 9.3%
AUTOMOTIVE -- 3.4%
  AESOP Funding II LLC,
   Series 2002-1A, Cl A1 (A)
   3.850%, 10/20/06                                     2,000        2,080
  ANRC Auto Owner Trust,
   Series 2001-A, Cl A4
   4.320%, 06/16/08                                       400          415
  Daimler Chrysler Automobile Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                     5,785        6,016
                                                                  --------
                                                                     8,511
--------------------------------------------------------------------------------
CREDIT CARDS -- 1.2%
  Discover Card Master Trust, Series 1999-6, Cl A
   6.850%, 07/17/07                                     2,779        3,018
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 0.2%
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                       331          369
--------------------------------------------------------------------------------
OTHER -- 4.5%
  Atlantic City Electric Transition Funding LLC,
   Series 2002-1, Cl A4
   5.550%, 10/20/23                                     3,175        3,418
  JCP&L Transition Funding LLC,
   Series 2002-A, Cl A4
   6.160%, 06/05/19                                     2,500        2,919


                                                               MAY 31, 2003  107

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA TOTAL RETURN ADVANTAGE FUND


--------------------------------------------------------------------------------
                                                NUMBER OF SHARES/  VALUE
                                                    PAR (000)      (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- CONTINUED
OTHER -- CONTINUED
  Railcar Leasing LLC, Series 1, Cl A1 (A)
   6.750%, 07/15/06                                   $ 4,489     $  4,776
                                                                  --------
                                                                    11,113
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $21,465)                        23,011
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 7.3%
  Credit Suisse First Boston Mortgage
   Securities, Series 2002-CKP1, Cl A3
   6.439%, 12/15/35                                     4,000        4,704
  First Union-Lehman Brothers-Bank of
   America, Series 1998-C2, Cl A2
   6.560%, 11/18/35                                       750          870
  GMAC Commercial Mortgage Securities,
   Series 2001-C1, Cl A2
   6.465%, 04/15/34                                     5,200        6,092
  Morgan Stanley Dean Witter Capital,
   Series 2001-TOP1, Cl A1
   6.020%, 02/15/33                                     5,941        6,360
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $16,179)          18,026
--------------------------------------------------------------------------------
MORTGAGE PASS THROUGH OBLIGATIONS -- 0.1%
  Thirty-Seventh FHA Insurance Project (B) (C)
   7.430%, 05/01/22                                       272          272
--------------------------------------------------------------------------------

Total Mortgage Pass Through Obligations (Cost $273)                    272
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.4%
  Armada Money Market Fund, Class I+                   937,511         938
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $938)                      938
--------------------------------------------------------------------------------

Total Investments -- 100.6% (Cost $228,925)                        248,244
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 23.1% (Cost $56,938)++                              56,938
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (23.7)%
  Investment Advisory Fees Payable                                     (83)
  12b-1 Fees Payable
   Class I                                                             (28)
  Administration Fees Payable                                          (15)
  Custody Fees Payable                                                  (3)
  Payable For Collateral For Loaned Securities                     (56,938)
  Other Assets & Liabilities                                        (1,297)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                             (58,364)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $246,818
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                   VALUE
                                                                   (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $222,923
Distributions in excess of net investment income                      (890)
Undistributed net realized gain on investments                       5,466
Net unrealized appreciation on investments                          19,319
--------------------------------------------------------------------------------
Total Net Assets                                                  $246,818
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($241,404,413 / 21,931,519 outstanding
  shares of beneficial interest)                                    $11.01
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($4,121,719 / 374,360 outstanding shares of beneficial
  interest)                                                         $11.01
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.01 / 95.25%)       $11.56
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($901,998 / 81,676 outstanding shares of beneficial
  interest)                                                         $11.04
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($339,426 / 30,776 outstanding shares of beneficial
  interest)                                                         $11.03
--------------------------------------------------------------------------------
Net Asset Value and Price Per Share -- Class H
  ($50,191 / 4,552 outstanding shares of beneficial
  interest)                                                         $11.03
--------------------------------------------------------------------------------
Max Offering Price Per Share -- Class H ($11.03 / 99.00%)           $11.14
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
(A) PRIVATE PLACEMENT SECURITY
(B) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $272,348 AND REPRESENTS 0.1% OF NET ASSETS AS OF MAY 31, 2003.
(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(D) STEPPED COUPON BOND.
CL -- CLASS
FHA -- FEDERAL HOUSING AUTHORITY
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
TBA -- TO BE ANNOUNCED SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.

108   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                              FIXED INCOME FUNDS


ARMADA U.S. GOVERNMENT INCOME FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 113.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 14.1%
  12.250%, 08/01/15                                   $   308     $    361
  10.000%, 09/01/16                                        97          110
   9.750%, 11/01/08 to 04/01/09                           161          178
   9.250%, 08/01/13                                        22           24
   9.000%, 04/01/06 to 09/01/20                           978        1,087
   8.750%, 06/01/16 to 07/01/17                           225          249
   8.500%, 03/01/06 to 01/01/22                           782          854
   8.000%, 09/01/03 to 03/01/22                           719          785
   7.500%, 05/15/22                                       430          455
   7.000%, 05/01/31                                     3,607        3,785
   6.500%, 08/01/31                                     1,941        2,019
   6.000%, 10/01/32 TBA                                10,000       10,366
   5.500%, 06/12/33 TBA                                10,000       10,356
                                                                  --------
                                                                    30,629
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 84.0%
  14.000%, 11/01/12                                        17           20
  12.500%, 05/01/15                                       337          402
  11.250%, 05/01/14                                        21           24
  10.500%, 02/01/04 to 05/01/04                             5            6
  10.000%, 06/01/21                                        44           51
   9.500%, 09/01/11                                       173          184
   9.000%, 06/01/09 to 10/01/19                           149          164
   8.500%, 11/01/21 to 09/01/23                           160          175
   8.000%, 12/01/17 to 03/01/23                           736          789
   7.500%, 09/01/22 to 05/01/32                         7,330        7,797
   7.000%, 12/01/15 to 09/01/31                         6,130        6,474
   6.500%, 04/01/16 to 06/01/32                        13,592       14,188
   6.000%, 05/01/16 to 01/01/32                        35,449       36,912
   6.000%, 06/12/33 to 07/14/33 TBA                    19,500       20,227
   5.500%, 11/01/09                                     4,164        4,308
   5.500%, 08/01/33 TBA                                20,000       20,581
   5.000%, 07/17/18 TBA                                10,000       10,322
   4.500%, 08/01/18 TBA                                15,000       15,267
   1.198%, 06/12/03tt                                  45,000       44,985
                                                                  --------
                                                                   182,876
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 15.8%
  17.000%, 11/15/11                                        78           99
  16.000%, 11/15/11 to 12/15/11                             5            5
  15.000%, 06/15/11 to 01/15/13                         1,693        2,111
  14.500%, 09/15/12 to 08/15/14                            13           16
  14.000%, 05/15/11 to 02/15/15                           802          971
  13.500%, 05/15/10 to 06/20/15                           861        1,054
  13.000%, 11/15/10 to 06/20/15                           914        1,107
  12.750%, 09/20/13 to 12/20/14                           112          133
  12.500%, 04/15/10 to 01/20/16                         1,834        2,190
  12.000%, 08/15/12 to 01/15/16                           818          970
  11.500%, 06/20/04 to 12/15/15                           248          292
  10.500%, 11/15/03 to 09/15/04                            12           12
   9.250%, 05/15/16 to 05/15/21                           343          381
   9.000%, 10/15/04 to 12/15/22                         1,438        1,589
   8.750%, 08/15/08 to 12/15/16                           178          197
   8.500%, 03/20/17 to 09/15/24                           207          227


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
   8.250%, 01/15/05 to 06/15/16                       $   236     $    257
   8.000%, 04/15/17 to 05/20/24                           599          658
   7.500%, 05/15/22 to 12/15/29                         1,926        2,058
   7.000%, 10/15/22 to 07/15/31                        10,293       10,857
   6.500%, 03/15/29 to 09/15/31                         3,808        3,994
   6.000%, 07/20/29                                     5,061        5,282
                                                                  --------
                                                                    34,460
--------------------------------------------------------------------------------

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $243,551)                                                    247,965
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.3%
   1.161%, 06/12/03tt                                   9,553        9,550
   1.153%, 07/17/03tt                                  10,000        9,986
   1.150%, 08/14/03tt                                   5,000        4,989
                                                                  --------
                                                                    24,525
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.3%
   1.200%, 06/11/03tt                                   5,000        4,998
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $29,522)             29,523
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.1%
  Credit Suisse First Boston Mortgage
   Securities, Series 1997-C1, Cl A1C
   7.240%, 06/20/29                                     2,200        2,524
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $2,247)            2,524
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%
  Security Mortgage Acceptance Corporation II,
   Series B, Cl 4
   9.000%, 12/01/16                                       940          970
  Structured Mortgage Asset Residential Trust,
   Series 1992-2, Cl I
   8.250%, 06/25/19                                       503          553
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $1,532)              1,523
--------------------------------------------------------------------------------


                                                               MAY 31, 2003  109

STATEMENT OF NET ASSETS
FIXED INCOME FUNDS


ARMADA U.S. GOVERNMENT INCOME FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND -- 5.8%
  Armada Government Money
   Market Fund, Class I+                            12,672,490    $ 12,673
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $12,673)                12,673
--------------------------------------------------------------------------------

Total Investments -- 135.1% (Cost $289,524)                        294,208
--------------------------------------------------------------------------------

Short Term Investments Held As Collateral For Loaned
  Securities -- 4.8% (Cost $10,373)++                               10,373
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (39.9)%
  Investment Advisory Fees Payable                                    (103)
  12b-1 Fees Payable
   Class I                                                             (19)
   Class A                                                              (1)
   Class B                                                              (2)
  Administration Fees Payable                                          (13)
  Custody Fees Payable                                                  (3)
  Payable For Collateral For Loaned Securities                     (10,373)
  Payable For Investment Securities Purchased                      (85,983)
  Receivable For Investment Securities Sold                         10,233
  Other Assets & Liabilities                                          (569)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                             (86,833)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $217,748
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $217,850
Distributions in excess of net investment income                      (297)
Accumulated net realized loss on investments                        (4,489)
Net unrealized appreciation on investments                           4,684
--------------------------------------------------------------------------------
Total Net Assets                                                  $217,748
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($190,678,323 / 19,914,065 outstanding
shares of beneficial interest)                                      $ 9.58
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share --
  Class A ($18,066,481 / 1,887,024 outstanding shares
  of beneficial interest)                                           $ 9.57
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.57 / 95.25%)        $10.05
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($7,330,100 /  767,780 outstanding shares of beneficial
  interest)                                                         $ 9.55
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,246,124 / 130,373 outstanding shares of beneficial
  interest)                                                         $ 9.56
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($426,893 / 44,643 outstanding shares of beneficial
  interest)                                                         $ 9.56
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($9.56 / 99.00%)                                                  $ 9.66
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
CL -- CLASS
TBA -- TO BE ANNOUNCED SECURITY

SEE NOTES TO FINANCIAL STATEMENTS.

110  MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS


ARMADA MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 95.2%
MICHIGAN -- 87.2%
  Anchor Bay School District (GO) (FGIC)
   Series II
   6.125%, 05/01/11                                   $   350     $    426
  Brighton Area School District
   (GO) (AMBAC) (C) Series II
   0.000%, 05/01/11                                     2,000        1,531
  Byron Center Public School (GO) (MBIA)
   8.250%, 05/01/08                                     1,380        1,762
   8.250%, 05/01/09                                     1,380        1,807
  Central Michigan University (RB) (FGIC)
   5.000%, 10/01/18                                     1,000        1,079
  Chippewa Valley School District (GO)
   5.500%, 05/01/16                                     1,000        1,152
  Clarkeston State Community Schools
   (GO) (FGIC)
   6.250%, 05/01/05                                     1,000        1,098
  Detroit Distributable State Aid
   (GO) (AMBAC)
   5.250%, 05/01/08                                     2,000        2,291
  Detroit Downtown Development
   (GO) (AMBAC) Series A
   6.250%, 07/15/11                                     1,600        1,972
  Detroit School District (GO) (FGIC) Series B
   5.000%, 05/01/17                                     1,000        1,084
  Detroit Sewer Disposal System (RB) (MBIA)
   Series A
   6.000%, 07/01/07                                     2,500        2,907
  Detroit Sewer Disposal System (RB) (MBIA)
   Series B
   6.000%, 07/01/09                                     1,000        1,198
   6.000%, 07/01/10                                     1,380        1,664
  Detroit Water Supply System (RB) (FGIC)
   6.500%, 07/01/15                                     1,000        1,303
  Detroit Water Supply System (RB) (MBIA)
   Series A
   6.000%, 07/01/13                                     1,000        1,227
  Detroit Water Supply System (RB) (MBIA)
   Series B
   5.550%, 07/01/12                                     2,000        2,387
  Ecorse Public School District (GO) (FGIC)
   6.500%, 05/01/07                                     1,350        1,584
  Flint (GO) (MBIA)
   6.000%, 11/01/04                                     1,110        1,185
  Forest Hills Public Schools (GO)
   5.000%, 05/01/12                                     1,000        1,150
  Goodrich Area School District (GO) (FSA)
   Series A
   5.750%, 05/01/12                                     1,020        1,230
  Goodrich Area School District, Prerefunded
   05/01/05 @ 102 (GO) (AMBAC)
   7.650%, 05/01/11                                     1,125        1,286
  Grand Haven Area Public Schools
   (GO) (MBIA)
   7.000%, 05/01/07                                     1,235        1,470


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MICHIGAN -- CONTINUED
  Grand Ledge Public School District
   (GO) (MBIA)
   5.450%, 05/01/11                                   $ 1,250     $  1,469
  Grand Rapids Building Authority (RB)
   5.000%, 04/01/15                                     1,570        1,803
  Grand Rapids Sanitation & Sewer Systems
   (RB) (FGIC) Series A
   5.375%, 01/01/16                                     1,535        1,829
  Grand Valley Michigan State University
   (RB) (FGIC)
   5.750%, 12/01/14                                     1,405        1,666
  Greater Detroit Resource Recovery Authority
   (RB) (AMBAC) Series B
   6.250%, 12/13/08                                     1,500        1,814
  Hartland School District (GO) (B)
   5.050%, 05/01/18                                     1,000        1,085
  Hartland School District, Prerefunded
   05/01/10 @ 100 (GO) (FGIC)
   6.000%, 05/01/12                                     1,325        1,610
  Holt Public Schools (GO) (FGIC) Series A
   5.625%, 05/01/15                                     1,275        1,519
  Jenison Public Schools (GO) (FGIC)
   5.250%, 05/01/12                                     1,000        1,167
  Kalamazoo Hospital Finance Authority,
   Borgess Medical Center (RB) (ETM) (FGIC)
   Series A
   6.125%, 07/01/07                                     2,000        2,026
  Kalamazoo Public Library (GO) (MBIA)
   5.200%, 05/01/11                                     1,000        1,158
  Kent County Hospital Finance Authority,
   Butterworth Hospital Project (RB) Series A
   7.250%, 01/15/13 (A)                                 5,000        6,234
  Kent County Hospital Finance Authority,
   Spectrum Health Center (RB) Series B
   1.100%, 01/15/31                                     1,000        1,000
  Lake Orion Community School District,
   Prerefunded 05/01/05 @ 101
   (GO) (AMBAC)
   7.000%, 05/01/20                                     2,000        2,243
  Lansing (GO)
   6.000%, 01/01/07                                     1,335        1,524
  Lansing Building Authority
   (GO) (ETM) (AMBAC)
   6.000%, 06/01/04                                     1,000        1,024
  Lansing School District, Prerefunded
   05/01/05 @ 100 (GO) Series III
   6.875%, 05/01/09                                     2,000        2,218
  Livonia Public School District (GO) Series I
   6.350%, 05/01/04                                     1,000        1,030
  Michigan Municipal Bond Authority,
   Revolving Fund (RB)
   6.000%, 10/01/07                                     2,000        2,340
  Michigan Municipal Bond Authority,
   School Loan (RB)
   5.250%, 12/01/12                                     1,950        2,288


                                                               MAY 31, 2003  111

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS


ARMADA MICHIGAN MUNICIPAL BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan State Building Facilities Authority
   (RB) Series II
   5.000%, 10/15/14                                   $ 1,000     $  1,091
  Michigan State Environmental Protection
   Program (GO)
   6.250%, 11/01/12                                     3,250        3,983
  Michigan State Hopital Finance Authority,
   Ascension Health Group (A)
   1.100%, 11/15/26                                       500          500
  Michigan State Hospital Finance Authority
   (RB) (ETM) (MBIA)
   5.375%, 08/15/14                                       285          327
  Michigan State Hospital Finance Authority,
   Ascension Health Group (RB) (A)
   1.110%, 11/15/26                                     1,000        1,000
  Michigan State Hospital Finance Authority,
   Genesys Health Systems, Prerefunded
   10/01/05 @ 102 (RB) Series A
   8.100%, 10/01/13                                     3,500        4,113
  Michigan State Hospital Finance Authority,
   Harper-Grace Hospitals (RB) (ETM)
   7.125%, 05/01/09                                       785          917
  Michigan State Hospital Finance Authority,
   Henry Ford Health System (RB) (AMBAC)
   6.000%, 09/01/11                                       500          607
   6.000%, 09/01/12                                     2,000        2,438
  Michigan State Housing Development
   Authority (RB) (AMT) (AMBAC) Series A
   5.750%, 10/01/04                                     1,525        1,586
  Michigan State Housing Development
   Authority (RB) Series A
   6.450%, 06/01/04                                     1,000        1,000
  Michigan State Housing Development
   Authority, Parkway Meadows Project
   (RB) (FSA)
   6.625%, 10/15/06                                       825          852
  Michigan State South Central Power Agency
   System (RB) (AMBAC)
   5.000%, 11/01/10                                     1,000        1,148
  Michigan State South Central Power Agency
   System (RB) (MBIA)
   5.800%, 11/01/05                                     2,000        2,223
   5.700%, 11/01/04                                     1,055        1,123
  Michigan State Strategic Fund Limited
   Obligation, Consumers Power Project
   (RB) (AMBAC) Series A (A)
   1.300%, 06/15/10                                     1,000        1,000
  Michigan State Strategic Fund Limited
   Obligation, Consumers Power Project
   (RB) (CAPMAC)
   5.800%, 06/15/10                                     3,000        3,071
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (FGIC)
   6.950%, 05/01/11                                     2,000        2,552


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MICHIGAN -- CONTINUED
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (MBIA) (A)
   7.000%, 07/15/08                                   $ 3,000     $  3,683
  Michigan State Strategic Fund Limited
   Obligation, Ford Motor Project (RB)
   Series A
   7.100%, 02/01/06                                     5,000        5,372
  Michigan State Strategic Fund Limited
   Obligation, Pollution Control (RB)
   Series 1988-A (A)
   1.350%, 04/15/18                                       400          400
  Michigan State Strategic Fund Limited
   Obligation, Pollution Control General
   Motors Project (RB) (A)
   6.200%, 09/01/20                                     1,000        1,044
  Michigan State Trunk Line (RB) (MBIA)
   Series A
   5.250%, 11/01/15                                     2,000        2,356
  Michigan State Underground Storage Tank
   (RB) (AMBAC) Series I
   6.000%, 05/01/05                                     1,000        1,093
  Mona Shores School District (GO) (FGIC)
   6.750%, 05/01/09                                     2,075        2,554
  Oakland County Economic Development
   Authority, Cranbrook Community
   Project (RB)
   5.000%, 11/01/17                                     5,000        5,349
  Oakland County Economic Development
   Authority, Cranbrook Community Project,
   Prerefunded 11/01/04 @ 100 (RB) Series B
   6.375%, 11/01/14                                     1,000        1,075
  Paw Paw Public School District (GO) (FGIC)
   6.500%, 05/01/09                                     1,000        1,220
  Southgate Community School District
   (GO) (FGIC)
   5.750%, 05/01/11                                     1,665        1,983
  St. Johns Public Schools (GO) (FGIC)
   5.000%, 05/01/21                                     1,130        1,281
  Tecumseh Public Schools (GO) (B)
   5.450%, 05/01/18                                     1,165        1,299
  University of Michigan Hospital (RB) (A) (B)
   Series A
   1.350%, 12/01/27                                     2,000        2,000
  University of Michigan, Student Fee (RB)
   Series A
   6.000%, 04/01/05                                       500          544
   6.000%, 04/01/06                                     1,315        1,482
  Wayne County Building Authority, Capital
   Improvements (RB) (MBIA) Series A
   6.000%, 06/01/07                                     2,000        2,300
  Western Michigan University (RB) (FGIC)
   Series A
   5.400%, 07/15/08                                     1,500        1,537
  Western School District (GO) (MBIA)
   5.900%, 05/01/10                                     1,680        2,013


112  MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS


ARMADA MICHIGAN MUNICIPAL BOND FUND


--------------------------------------------------------------------------------
                                                NUMBER OF SHARES/  VALUE
                                                     PAR (000)     (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Wyandotte Electric Authority (RB) (MBIA) (A)
   6.250%, 10/01/08                                   $ 3,000     $  3,436
  Ypsilanti School District (GO) (FGIC)
   6.500%, 05/01/06                                     1,175        1,347
                                                                  --------
                                                                   142,739
--------------------------------------------------------------------------------
PUERTO RICO -- 7.7%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                     2,000        2,437
   6.250%, 07/01/10                                     2,000        2,460
   6.250%, 07/01/12                                       500          628
  Commonwealth of Puerto Rico, Electric
   Power Authority (RB) (MBIA) Series W
   6.500%, 07/01/05                                     1,250        1,389
  Commonwealth of Puerto Rico, Public
   Buildings Authority (RB) (FSA) Series L
   5.500%, 07/01/07                                     4,000        4,584
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                     1,000        1,174
                                                                  --------
                                                                    12,672
--------------------------------------------------------------------------------
VIRGIN ISLANDS -- 0.3%
  Virgin Islands Public Finance Authority
   (RB) (ETM) Series A
   7.000%, 10/01/04                                       515          538
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $139,666)                              155,949
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 3.6%
  Federated Michigan Tax Free
   Money Market Fund                                2,178,657        2,179
  Fidelity Michigan Municipal
   Money Market Fund                                3,715,554        3,716
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $5,895)                               5,895
--------------------------------------------------------------------------------

Total Investments -- 98.8% (Cost $ 145,561)                        161,844
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.2%
  Investment Advisory Fees Payable                                     (55)
  12b-1 Fees Payable
   Class I                                                             (14)
   Class A                                                              (1)
   Class B                                                              (1)
  Administration Fees Payable                                          (10)
  Custody Fees Payable                                                  (3)
  Other Assets & Liabilities                                         1,988
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               1,904
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $163,748
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                   VALUE
                                                                   (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $147,489
Distributions in excess of net investment income                       (51)
Undistributed net realized gain on investments                          27
Net unrealized appreciation on investments                          16,283
--------------------------------------------------------------------------------
Total Net Assets                                                  $163,748
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($147,331,067 / 12,869,540 outstanding
  shares of beneficial interest)                                    $11.45
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($14,112,059 / 1,233,530 outstanding shares of beneficial
  interest)                                                         $11.44
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.44 / 95.25%)       $12.01
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,985,236 / 173,286 outstanding shares of beneficial
  interest)                                                         $11.46
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class C
  ($319,927 / 27,923 outstanding shares of beneficial
  interest)                                                         $11.46
--------------------------------------------------------------------------------
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE
MINIMUM TAX CAPMAC -- CAPITAL MARKETS ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION FSA -- FEDERAL SECURITY
ASSURANCE GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003  113

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS


ARMADA NATIONAL TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 93.6%
ALASKA -- 0.7%
  Alaska State Housing Finance Agency
   (RB) (MBIA) Series A
   5.050%, 12/01/03                                   $    35     $     35
  Anchorage (GO) (MBIA)
   5.000%, 07/01/14                                     1,100        1,266
                                                                  --------
                                                                     1,301
--------------------------------------------------------------------------------
ARIZONA -- 1.7%
  Maricopa County Industrial Development
   Authority, Madera Pointe Apartments
   Project (RB) (FSA) (A) Series A
   5.300%, 06/01/06                                     1,000        1,083
  Tucson Street & Highway User Authority
   (RB) (MBIA) Series A
   7.000%, 07/01/11                                     1,500        1,936
                                                                  --------
                                                                     3,019
--------------------------------------------------------------------------------
CALIFORNIA -- 0.2%
  Foothill/Eastern Corridor Capital
   Appreciation (RB) (ETM) (FSA) (C)
   0.000%, 01/01/29                                     1,000          299
--------------------------------------------------------------------------------
COLORADO -- 0.0%
  Colorado Water Resource Power
   Development Authority (RB) Series A
   6.300%, 09/01/14                                        35           36
--------------------------------------------------------------------------------
CONNECTICUT -- 2.8%
  Connecticut (GO) Series B
   5.500%, 03/15/11                                     1,000        1,181
  Connecticut Clean Water Fund (RB)
   6.375%, 06/01/05                                     1,770        1,953
  Connecticut State Transportation
   Infrastructure (RB)
   5.375%, 09/01/08                                     1,700        1,972
                                                                  --------
                                                                     5,106
--------------------------------------------------------------------------------
DELAWARE -- 1.0%
  Delaware State Transportation & Turnpike
   Authority (RB) (ETM)
   7.800%, 07/01/04                                       445          461
  Delaware State Transportation System
   Authority (RB) (AMBAC)
   6.000%, 07/01/06                                     1,250        1,417
                                                                  --------
                                                                     1,878
--------------------------------------------------------------------------------
FLORIDA -- 4.8%
  Dade County School District (GO) (MBIA)
   6.500%, 02/15/06                                     1,630        1,847
  Florida Board of Education (GO) (ETM)
   9.125%, 06/01/14                                       135          195
  Florida Board of Education Capital Outlay
   (GO) Series A
   4.900%, 01/01/12                                     2,000        2,144


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

FLORIDA -- CONTINUED
  Florida Board of Education Capital Outlay
   (GO) Series D
   5.750%, 06/01/22                                   $ 1,000     $  1,155
  Florida Department of Transportation,
   Right of Way Project (GO)
   6.000%, 07/01/07                                     1,000        1,161
  Gulf Breeze Capital Funding
   (RB) (MBIA) (A) Series B
   4.250%, 12/01/17                                     1,000          990
  Tampa Sports Authority, Stadium Project
   (RB) (MBIA)
   6.000%, 01/01/06                                     1,000        1,115
                                                                  --------
                                                                     8,607
--------------------------------------------------------------------------------
GEORGIA -- 7.0%
  Atlanta Water & Waste Water Authority
   (RB) (FGIC) Series A
   5.500%, 11/01/13                                     2,000        2,440
  Fayette County School District (GO) (ETM)
   6.250%, 03/01/04                                     1,200        1,246
  Fulton County Development Authority,
   Georgia Tech Athletic Association
   (RB) (AMBAC)
   5.500%, 10/01/17                                     1,750        2,030
  Fulton County Housing Authority,
   Single-Family Housing Mortgage Project
   (RB) (AMT) (GNMA) Series A
   5.300%, 03/01/05                                        15           16
  Georgia Municipal Electric Authority
   (RB) (MBIA) Series X
   6.500%, 01/01/12                                     2,000        2,430
  Georgia State (GO) Series B
   6.650%, 03/01/09                                     1,000        1,228
  Georgia State (GO) Series C
   6.600%, 04/01/05                                     2,000        2,196
   6.250%, 08/01/06                                     1,000        1,148
                                                                  --------
                                                                    12,734
--------------------------------------------------------------------------------
HAWAII -- 1.1%
  Honolulu City & County Waste Water Project
   (RB) Series B-1
   1.150%, 07/01/32                                     2,000        2,000
--------------------------------------------------------------------------------
IDAHO -- 0.9%
  Canyon County School District
   (GO) (MBIA)
   8.125%, 07/30/03                                     1,560        1,577
--------------------------------------------------------------------------------
ILLINOIS -- 4.0%
  Chicago (GO) (MBIA)
   5.500%, 01/01/14                                     1,000        1,159
  Chicago Board of Education, Capital
   Appreciation School Reform Project
   (GO) (FGIC) (C)
   0.000%, 12/01/28                                     2,175          619


114   MAY 31, 2003

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS


ARMADA NATIONAL TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Du Page County School District No. 58
   (GO) Series A
   5.000%, 12/01/11                                   $ 1,155     $  1,289
  Illinois Educational Facilities Authority,
   Robert Morris College Project (RB) (MBIA)
   4.700%, 06/01/04                                       200          207
  Illinois Highway Toll Authority (RB) (FSA)
   Series A
   5.500%, 01/01/13                                     1,000        1,180
  Illinois Sales Tax Program (RB) Series Q
   6.000%, 06/15/12                                     1,000        1,220
  Lake County Community School District
   No. 50 (GO) (FGIC) Series A
   6.000%, 12/01/20                                     1,000        1,164
  Metropolitan Pier & Exposition Authority
   (RB) (MBIA) (C) Series A
   6.175%, 06/15/22                                     1,000          405
                                                                  --------
                                                                     7,243
--------------------------------------------------------------------------------
INDIANA -- 5.4%
  East Chicago Elementary School Building
   Corporation, First Mortgage (RB) (B)
   6.250%, 01/05/16                                     1,750        2,144
  Fort Wayne South Side School Building
   Corporation, First Mortgage (RB) (FSA)
   4.750%, 07/15/11                                       500          538
  Hamilton Southeastern Consolidated
   School Building Corporation, First
   Mortgage (RB) (B)
   4.550%, 07/05/04                                       300          311
   4.500%, 07/05/03                                       365          366
  Hammond Multi-School Building
   Corporation, First Mortgage (RB) (B) (ETM)
   Series B
   6.000%, 01/15/18                                     1,000        1,239
  Indianapolis Local Improvement Project
   (RB) (AMBAC) Series D
   5.375%, 02/01/17                                     1,250        1,399
  IPS School Building, First Mortgage, (RB)
   6.150%, 01/15/16                                     1,200        1,292
  St Joseph County Independent Hospital
   Authority, Memorial Health System (RB)
   1.090%, 08/15/34                                     2,000        2,000
  Vinton-Tecumseh School Building
   Corporation, First Mortgage (RB) (B)
   4.350%, 01/05/04                                       495          504
                                                                  --------
                                                                     9,793
--------------------------------------------------------------------------------
KANSAS -- 0.6%
  Kansas Department of Transportation,
   Highway Authority (RB)
   7.250%, 03/01/04                                     1,000        1,046
--------------------------------------------------------------------------------
KENTUCKY -- 2.0%
  Kentucky Turnpike Authority, Economic
   Revitalization Projects (RB) (AMBAC)
   6.500%, 07/01/07                                     3,000        3,542
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MARYLAND -- 0.6%
  Montgomery County (GO) Series A
   5.700%, 07/01/05                                   $ 1,000     $  1,094
--------------------------------------------------------------------------------
MASSACHUSETTS -- 6.1%
  Lawrence (GO) (AMBAC)
   5.500%, 02/01/14                                     1,355        1,561
   5.500%, 02/01/17                                     1,765        2,023
  Massachusetts (GO) (FGIC) Series A
   5.750%, 08/01/08                                     1,000        1,171
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project
   (RB) (B) Series A
   5.800%, 03/01/11                                     1,000        1,194
   5.750%, 03/01/18                                       655          709
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project
   (RB) (FGIC) Series A
   5.500%, 03/01/15                                     1,500        1,702
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project,
   Prerefunded 03/01/05 @ 102 (RB) (B)
   Series A
   5.750%, 03/01/18                                     2,385        2,623
                                                                  --------
                                                                    10,983
--------------------------------------------------------------------------------
MICHIGAN -- 1.2%
  Michigan State Underground Storage Tank
   (RB) (AMBAC) Series I
   6.000%, 05/01/04                                     2,000        2,090
--------------------------------------------------------------------------------
MINNESOTA -- 1.2%
  Minnesota (GO)
   6.000%, 05/01/06                                     1,000        1,131
  North St. Paul Maplewood Independent
   School District No. 622, Prerefunded
   02/01/05 @ 100 (GO) (MBIA) Series A
   6.875%, 02/01/15                                     1,000        1,095
                                                                  --------
                                                                     2,226
--------------------------------------------------------------------------------
MISSOURI -- 2.5%
  Kansas City (GO) Series B
   6.000%, 02/01/04                                     1,535        1,585
  Missouri Environmental Improvement
   Authority, Revolving Fund Program
   (RB) Series A
   6.000%, 01/01/07                                     1,545        1,772
  Missouri Environmental Improvement Water
   Authority, Revolving Fund Program
   (RB) Series B
   5.500%, 07/01/16                                     1,000        1,225
                                                                  --------
                                                                     4,582
--------------------------------------------------------------------------------
NEBRASKA -- 0.6%
  American Public Energy Agency, Nebraska
   Gas Supply (RB) (AMBAC) Series C
   4.200%, 09/01/10                                     1,000        1,089
--------------------------------------------------------------------------------


                                                               MAY 31, 2003  115

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS


ARMADA NATIONAL TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
NEVADA -- 3.8%
  Clark County School District (GO) (FSA)
   Series F
   5.500%, 06/15/17                                   $ 1,000     $  1,143
  Clark County Transportation Authority
   (GO) Series B
   5.750%, 12/01/16                                     2,000        2,369
  Henderson (GO) (MBIA) Series A
   6.500%, 06/01/07                                     1,000        1,180
  Nevada (GO) Series A-1
   6.000%, 05/15/09                                     1,000        1,194
  Nevada Municipal Bond Bank
   Project No. 38-39 (GO) (ETM) Series A
   6.300%, 07/01/04                                     1,000        1,004
                                                                  --------
                                                                     6,890
--------------------------------------------------------------------------------
NEW JERSEY -- 1.2%
New Jersey Transportation Trust Fund
 (RB) (AMBAC) Series B
 6.000%, 06/15/05                                       2,000        2,192
--------------------------------------------------------------------------------
NEW MEXICO -- 1.3%
  Albuquerque Joint Water & Sewer Systems
   Project (RB)
   6.000%, 07/01/05                                     1,000        1,097
   6.000%, 07/01/07                                     1,000        1,158
                                                                  --------
                                                                     2,255
--------------------------------------------------------------------------------
NEW YORK -- 2.2%
  Buffalo Sewer Authority (RB) (FGIC) Series F
   6.000%, 07/01/13                                     1,300        1,610
  New York City Municipal Assistance
   Authority (RB) (B) Series J
   6.000%, 07/01/04                                     1,000        1,054
  New York State Power Authority
   7.000%, 01/01/18                                     1,000        1,269
                                                                  --------
                                                                     3,933
--------------------------------------------------------------------------------
OHIO -- 13.7%
  Butler County Transportation Improvement
   (RB) (FSA) Series A
   6.000%, 04/01/10                                     1,000        1,175
   5.500%, 04/01/09                                     1,150        1,338
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC) (C)
   Series A
   0.000%, 12/01/09                                       825          563
   0.000%, 12/01/12                                       820          472
   0.000%, 12/01/15                                       820          398
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (MBIA) (C) Series B
   0.000%, 12/01/16                                       815          373
  Cleveland Public Power Systems, First
   Mortgage (RB) (MBIA) Series 1
   6.000%, 11/15/10                                       995        1,211
  Cleveland Water Works, First Mortgage
   (RB) (MBIA) Series G
   5.500%, 01/01/09                                     1,000        1,161


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

OHIO -- CONTINUED
  Cuyahoga County Economic Development
   Authority, University School Project
   (RB) Series B (A)
   5.300%, 12/01/29                                   $ 1,000     $  1,116
  Delaware County Capital Facilities (GO)
   6.000%, 12/01/12                                       545          657
  Greater Cleveland Regional Transportation
   Authority (GO) (MBIA) Series A
   5.000%, 12/01/18                                       570          627
   5.000%, 12/01/19                                       495          541
  Hamilton County Hospital Facilities
   Authority, Children's Hospital Medical
   Center (RB) (MBIA) Series G
   5.375%, 05/15/13                                     1,100        1,242
  Hudson Local School District
   (GO) (FGIC) (C)
   0.000%, 12/15/10                                     1,000          792
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/16                                       500          607
  Mahoning Valley Water Sanitation,
   Prerefunded 05/15/04 @ 102 (RB)
   7.750%, 05/15/14                                     2,000        2,165
  Massillon Parks & Recreation
   (GO) (AMBAC) (A)
   5.500%, 12/01/18                                     1,405        1,634
  Ohio Housing Finance Agency
   (RB) (AMT) (GNMA) (A)
   5.350%, 09/01/04                                       135          139
  Ohio Housing Finance Agency,
   Single-Family Housing Mortgage,
   Prerefunded 01/15/13 @ 81.88
   (RB) (FGIC) (C)
   0.000%, 01/15/15                                     1,920        1,099
  Ohio State Higher Education (GO) Series A
   5.375%, 08/01/18                                     1,000        1,137
  Ohio State Higher Education (GO) Series B
   5.250%, 11/01/12                                     1,000        1,183
  Ohio State Higher Educational Facilities
   Commission, Xavier University
   (RB) (MBIA)
   5.300%, 05/15/17                                     2,000        2,227
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                       500          602
   5.500%, 02/15/18                                     1,000        1,209
  Perrysburg Exempted Village School
   District (GO)
   5.350%, 12/01/25                                     1,000        1,075
                                                                  --------
                                                                    24,743
--------------------------------------------------------------------------------
OKLAHOMA -- 1.7%
  Grand River Dam Authority (RB) (AMBAC)
   6.250%, 06/01/11                                     2,500        3,068
--------------------------------------------------------------------------------


116   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS


ARMADA NATIONAL TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
OREGON -- 0.7%
  Washington County School District No. 48j
   Beaverton (GO) Series C
   7.800%, 06/01/04                                   $ 1,220     $  1,302
--------------------------------------------------------------------------------
PENNSYLVANIA -- 3.2%
  Lackawanna County (GO) (FGIC) Series A
   4.800%, 01/01/13                                       500          541
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City of
   Philadelphia Funding Program (RB) (FGIC)
   5.250%, 06/15/12                                     1,000        1,124
  Pittsburgh School District (GO) (AMBAC)
   Series A
   5.500%, 09/01/12                                     3,050        3,443
  State Public School Building Authority,
   Montgomery County Community College
   Project (RB)
   4.600%, 05/01/12                                       160          179
  Westmoreland County Capital Appreciation
   (RB) (MBIA) Series A (C)
   0.000%, 08/15/23                                     1,345          517
                                                                  --------
                                                                     5,804
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.9%
  Charleston County Public Improvement (GO)
   6.000%, 09/01/09                                     1,000        1,206
  South Carolina Public Service Authority
   (RB) (FGIC) Series B
   5.875%, 01/01/23                                     2,000        2,233
                                                                  --------
                                                                     3,439
--------------------------------------------------------------------------------
TENNESSEE -- 4.2%
  Memphis (GO)
   6.000%, 11/01/03                                     1,290        1,316
  Nashville & Davidson County Metropolitan
   Government (GO)
   6.000%, 12/01/10                                     1,500        1,833
  Shelby County (GO) Series B
   5.200%, 12/01/09                                     2,000        2,266
  Tennessee (GO) Series B
   6.000%, 05/01/05                                     2,000        2,182
                                                                  --------
                                                                     7,597
--------------------------------------------------------------------------------
TEXAS -- 5.8%
  Conroe Independent School District (GO) (B)
   5.500%, 02/15/15                                     2,500        2,839
  Houston Water & Sewer Systems (RB) (FSA)
   Series A
   5.500%, 12/01/13                                     1,500        1,743
  Plano Independent School District (GO)
   6.000%, 02/15/06                                     1,000        1,118
  Plano Independent School District (GO) (B)
   5.900%, 02/15/10                                     1,000        1,081


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

TEXAS -- CONTINUED
Robinson Independent School District
 (GO) (B)
 5.750%, 08/15/12                                     $   575     $    676
Texas State Water Financial Assistance (GO)
 5.500%, 08/01/17                                       1,125        1,279
United Independent School District (GO) (B)
 5.375%, 08/15/16                                       1,585        1,821
                                                                  --------
                                                                    10,557
--------------------------------------------------------------------------------
UTAH -- 1.3%
  Intermountain Power Agency (RB) (FSA)
   Series E
   6.250%, 07/01/09                                     2,000        2,409
--------------------------------------------------------------------------------
VERMONT -- 3.3%
  Burlington Electric (RB) (MBIA)
   6.000%, 07/01/07                                     1,355        1,568
  Vermont Educational & Health Buildings
   Financing Authority, Middlebury College
   Project (RB)
   5.500%, 11/01/16                                     2,000        2,250
  Vermont Municipal Bond Bank
   (RB) (AMBAC) Series 2
   5.500%, 12/01/10                                     2,000        2,230
                                                                  --------
                                                                     6,048
--------------------------------------------------------------------------------
WASHINGTON -- 0.9%
  Seattle Water System Authority (RB)
   5.500%, 06/01/18                                     1,500        1,533
--------------------------------------------------------------------------------
WISCONSIN -- 2.0%
  Cottage Grove (GO) (FSA)
   4.700%, 08/01/07                                       260          261
  Fond du Lac School District (GO)
   5.750%, 04/01/17                                     1,000        1,148
  Milwaukee (GO)
   6.000%, 02/01/07                                     2,000        2,289
                                                                  --------
                                                                     3,698
--------------------------------------------------------------------------------
PUERTO RICO -- 2.0%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                     2,000        2,437
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                     1,000        1,174
                                                                  --------
                                                                     3,611
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $154,550)                              169,324
--------------------------------------------------------------------------------


                                                               MAY 31, 2003  117

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS


ARMADA NATIONAL TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                      NUMBER       VALUE
                                                    OF SHARES      (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND -- 5.0%
  Armada Tax-Exempt Money
   Market, Class I+                                 9,026,222     $  9,026
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $9,026)                  9,026
--------------------------------------------------------------------------------

Total Investments -- 98.6% (Cost $ 163,576)                        178,350
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.4%
  Investment Advisory Fees Payable                                     (61)
  12b-1 Fees Payable
   Class I                                                             (17)
   Class A                                                              (1)
  Administration Fees Payable                                          (11)
  Custody Fees Payable                                                  (3)
  Other Assets & Liabilities                                         2,551
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               2,458
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $180,808
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                   VALUE
                                                                   (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $166,771
Accumulated net investment gain                                         39
Accumulated net realized loss on investments                          (776)
Net unrealized appreciation on investments                          14,774
--------------------------------------------------------------------------------
Total Net Assets                                                  $180,808
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($175,441,324 / 16,535,610 outstanding shares of
  beneficial interest)                                              $10.61
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($4,442,623 / 417,428 outstanding shares of beneficial
  interest)                                                         $10.64
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.64 / 95.25%)       $11.17
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($827,962 / 78,096 outstanding shares of beneficial
  interest)                                                         $10.60
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($90,388 / 8,523.190 outstanding shares of beneficial
  interest)                                                         $10.60
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($5,277 / 498 outstanding shares of beneficial interest)          $10.60
--------------------------------------------------------------------------------
Max Offering Price Per Share -- Class H
  ($10.60 / 99.00%)                                                 $10.71
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

SEE NOTES TO FINANCIAL STATEMENTS.


118   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS


ARMADA OHIO TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 96.3%
OHIO -- 96.3%
  Akron (GO)
   6.000%, 12/01/12                                   $ 1,000     $  1,236
  Akron Economic Development (RB) (MBIA)
   6.000%, 12/01/12                                       935        1,155
   5.750%, 12/01/09                                     1,680        1,957
  Akron Sewer System (RB) (MBIA)
   5.650%, 12/01/08                                       560          636
  Ashland City School District, Elementary
   Schools Facilities Project (COP) (AMBAC)
   5.100%, 12/01/09                                       245          285
   5.000%, 12/01/08                                       250          288
   4.950%, 12/01/07                                       345          391
  Avon Local School District (GO) (AMBAC)
   5.800%, 12/01/12                                     1,000        1,141
  Beavercreek Local School District
   (GO) (FGIC)
   5.250%, 12/01/07                                     1,130        1,279
  BelleFontaine City School District
   (GO) (MBIA)
   5.750%, 12/01/18                                       505          593
  Bowling Green State University (RB) (FGIC)
   5.750%, 06/01/12                                     1,000        1,176
  Brown County (GO) (AMBAC)
   5.200%, 12/01/04                                       455          483
  Butler County Vocational School District
   1.300%, 12/01/04                                       900          903
  Centerville Capital Facilities (GO) (MBIA)
   5.650%, 12/01/18                                       500          547
  Centerville City School District (GO) (FGIC)
   5.500%, 12/01/07                                       500          570
  Chesapeake Union Exempted Village School
   District (GO) (AMBAC)
   6.250%, 12/01/22                                     1,000        1,204
  Chillicothe (GO) (AMBAC)
   6.050%, 12/01/12                                       475          480
  Cincinnati City School District (GO) (MBIA)
   5.375%, 12/01/16                                     1,000        1,144
  Cincinnati Water Systems (RB)
   5.500%, 12/01/10                                     2,000        2,370
  Clermont County & Sewer District Authority
   (RB) (AMBAC)
   5.300%, 12/01/05                                       500          519
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC) (B)
   Series A
   0.000%, 12/01/18                                       820          336
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC) (B)
   Series B
   0.000%, 12/01/07                                       810          734
   0.000%, 12/01/10                                       815          525
   0.000%, 12/01/13                                       815          443
   0.000%, 12/01/19                                       815          315
  Cleveland Regional Sewer District, Water
   Resource Project
   6.750%, 04/01/07                                       600          631


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

OHIO -- CONTINUED
  Cleveland Waterworks, Refunding &
   Improvement Project (RB) (MBIA) Series H
   6.000%, 01/01/06                                   $ 2,000     $  2,230
   5.625%, 01/01/13                                     2,000        2,225
  Columbus (GO) Series 1
   5.350%, 09/15/06                                     1,005        1,036
  Columbus (GO) Series 2
   5.000%, 06/15/16                                     1,000        1,095
  Columbus Sewer & Water Improvement
   Authority (RB) (A)
   1.200%, 06/01/11                                     7,800        7,800
  Copley, Fairlawn City School District (TAN)
   4.150%, 12/01/05                                       675          720
  Cuyahoga County (GO)
   5.650%, 05/15/18                                       600          733
  Cuyahoga County Economic Development
   Authority (RB) (C)
   2.750%, 12/01/29                                     1,000        1,037
  Cuyahoga County Economic Development
   Authority, University School Project (RB)
   Series B (A)
   5.300%, 12/01/29                                     1,500        1,674
  Cuyahoga County Hospital Facility Authority,
   University Hospital Systems Health Project
   (RB) (MBIA) Series A
   5.250%, 01/15/08                                     2,000        2,239
  Delaware County (GO)
   6.000%, 12/01/13                                       575          699
  Fairfield City School District Improvement
   (GO) (FGIC)
   5.500%, 12/01/15                                     1,000        1,165
  Forest Hills Local School District
   (GO) (MBIA)
   6.000%, 12/01/08                                     1,210        1,453
   6.000%, 12/01/09                                       830        1,006
  Franklin County (GO)
   5.500%, 12/01/11                                       745          775
   5.500%, 12/01/13                                     1,000        1,040
   5.450%, 12/01/09                                     1,000        1,040
  Franklin County Hospital Facility Authority,
   Children's Hospital Project (RB) Series A
   6.000%, 11/01/06                                     1,035        1,173
  Greene County Water Works System
   (RB) (AMBAC)
   5.300%, 12/01/05                                       500          520
  Hamilton City School District (GO) (C)
   Series A
   6.150%, 12/01/13                                     1,000        1,257
  Hamilton County (GO)
   5.125%, 12/01/08                                     1,000        1,137
   5.100%, 12/01/11                                     1,025        1,062
   5.000%, 12/01/08                                       425          434
  Hamilton County Water System, West Phase
   Project (GO)
   5.500%, 12/01/07                                       240          267


                                                               MAY 31, 2003  119

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS


ARMADA OHIO TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Indian Hill Exempted Village School District
   (GO)
   5.500%, 12/01/16                                   $ 1,300     $  1,491
  Lakota Local School District
   5.000%, 12/01/12                                     1,000        1,113
  Lakota Local School District (GO) (AMBAC)
   5.700%, 12/01/05                                       250          278
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/16                                       880        1,069
  Lebanon City School District (GO) (FSA)
   5.500%, 12/01/16                                     2,000        2,314
  Licking County Vocational School District
   5.375%, 12/01/17                                     1,670        1,921
  Lima City School District (GO) (AMBAC)
   5.500%, 12/01/22                                     1,000        1,124
  Lucas County, Hospital Facility Authority,
   Mercy Hospital Project (RB) (ETM)
   6.000%, 09/01/04                                        50           51
  Mad River Local School District
   5.750%, 12/01/19                                     1,020        1,191
  Mad River Local School District (GO) (FGIC)
   5.750%, 12/01/14                                     1,060        1,303
  Mahoning Valley Water Sanitation,
   Prerefunded 05/15/04 @ 102 (RB)
   7.750%, 05/15/14                                     2,485        2,689
  Mansfield City School District (GO) (C)
   6.250%, 12/01/07                                     1,000        1,186
   6.250%, 12/01/09                                     1,000        1,230
  Marysville Exempted Village School District
   (GO) (AMBAC)
   5.100%, 12/01/04                                       500          520
  Mason City School District (GO) (FGIC)
   5.200%, 12/01/08                                       865          941
  Mentor (GO)
   5.250%, 12/01/17                                     1,000        1,105
  Miami University General Receipts (RB)
   5.400%, 12/01/05                                     1,000        1,041
  Middleberg Heights Hospital Authority,
   Southwest General Health Care Center
   Project (RB) (FSA)
   6.750%, 08/15/06                                     1,400        1,625
  Middletown (GO) (FGIC)
   5.750%, 12/01/12                                       650          757
   5.750%, 12/01/13                                       640          757
  Montgomery County (GO)
   5.500%, 12/01/20                                     1,515        1,709
   5.375%, 12/01/16                                     1,250        1,418
  Montgomery County Solid Waste Authority
   (RB) (MBIA)
   5.350%, 11/01/10                                       900          995
   5.300%, 11/01/07                                     1,000        1,105
   5.125%, 11/01/08                                       500          551
  Montgomery County Water Authority,
   Greater Moraine, Beavercreek Project
   (RB) (AMBAC)
   5.250%, 11/15/06                                       500          564


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

OHIO -- CONTINUED
  Montgomery County, Catholic Health
   (RB) (A) Series B
   1.200%, 12/01/25                                   $   900     $    900
  Montgomery County, Sisters of Charity
   Health Care (RB) (MBIA) Series A
   6.500%, 05/15/08                                        70           70
  North Canton City School District
   (GO) (AMBAC)
   5.750%, 12/01/06                                       250          271
  North Royalton City School District
   (GO) (MBIA)
   6.625%, 12/01/06                                     1,885        2,214
  Oak Hills Local School District (GO) (MBIA)
   5.650%, 12/01/07                                       350          407
  Ohio Air Quality Development Authority,
   Buckeye Power Project (RB)
   5.250%, 08/01/07                                       400          410
  Ohio Building Authority, Adult Correctional
   Building Fund (RB) (AMBAC) Series A
   6.000%, 04/01/06                                     1,930        2,173
   5.500%, 04/01/14                                     1,500        1,721
  Ohio Building Authority, Adult Correctional
   Building Fund, Prerefunded 10/01/03 @ 102
   (RB) Series A
   6.125%, 10/01/09                                     1,300        1,347
  Ohio Building Authority, Arts Facilities
   Project (RB) Series A
   5.500%, 04/01/16                                     1,000        1,144
   5.200%, 10/01/04                                       500          526
  Ohio Capital Corporation for Housing,
   Housing & Urban Development
   (RB) (FHA) Series D
   5.350%, 02/01/09                                       650          714
  Ohio Department of Administrative Services
   Office Project (COP) (AMBAC)
   5.000%, 12/15/12                                     1,210        1,346
  Ohio Higher Educational Facility
   Commission, Case Western University
   Project (RB) Series C
   5.000%, 10/01/10                                       905        1,002
  Ohio Higher Educational Facility
   Commission, Oberlin College Project (RB)
   5.250%, 10/01/14                                     1,045        1,235
  Ohio Higher Educational Facility
   Commission, Wittenberg University
   Project (RB)
   5.500%, 12/01/18                                     1,870        2,108
  Ohio Housing Finance Agency, Single
   Family Mortgage (RB) (C) Series A
   6.375%, 04/01/17                                        40           40
  Ohio Infrastructure Improvement (GO)
   Series A
   5.750%, 02/01/12                                     1,000        1,201
  Ohio Natural Resources Capital Facilities
   (GO) Series A
   5.400%, 10/01/07                                     1,370        1,449


120   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS


ARMADA OHIO TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio Public Facilities Commission, Higher
   Education Capital Facilities Project,
   Prerefunded 05/01/05 @ 100 (RB) (AMBAC)
   Series II-A
   5.200%, 05/01/06                                   $   500     $    539
   5.200%, 05/01/07                                       775          835
  Ohio State
   6.200%, 08/01/12                                       860          970
  Ohio State (GO)
   6.600%, 09/01/03                                       150          152
   5.200%, 08/01/08                                     1,000        1,027
   4.900%, 08/01/12                                     1,000        1,065
  Ohio State Common School Capital Facilities
   (GO) Series B
   5.500%, 09/15/13                                     2,640        3,184
  Ohio State Higher Educational Capital
   Facilities (GO) Series B
   5.750%, 05/01/11                                     2,820        3,382
  Ohio State Mental Health Capital Facilities
   4.250%, 12/01/04                                     1,055        1,103
  Ohio State Water Development Authority
   6.000%, 12/01/06                                     1,075        1,240
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                     1,500        1,806
  Ohio Turnpike Commission, Prerefunded
   02/15/06 @ 102 (RB) (FSA) Series A
   6.000%, 02/15/07                                     4,100        4,680
  Ohio Water & Pollution Control
   Development Authority, Water Quality
   Loan Funding Project (RB) (MBIA)
   5.000%, 12/01/14                                     1,700        1,866
  Ohio Water Development Authority,
   Fresh Water Project (RB) (AMBAC)
   5.400%, 12/01/04                                       510          542
  Ohio Water Development Authority,
   Fresh Water Project (RB) (ETM) (AMBAC)
   5.600%, 06/01/07                                     1,500        1,665
  Ohio Water Development Authority,
   Fresh Water Project (RB) (FSA) Series B
   5.500%, 12/01/20                                     1,835        2,220
  Ohio Water Development Authority,
   Pure Water Project (RB) (ETM) (AMBAC)
   Series I
   7.250%, 12/01/08                                       395          454
  Ohio Water Development Authority,
   Pure Water Project (RB) (MBIA)
   5.750%, 12/01/05                                        95           97
  Ohio Water Development Authority,
   Safe Water Project (RB) (AMBAC)
   6.000%, 06/01/07                                     1,715        1,989
  Olentangy Local School District (GO) (FSA)
   5.500%, 12/01/19                                     1,245        1,429
  Ottawa County (GO) (MBIA)
   5.400%, 09/01/11                                       500          573


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

OHIO -- CONTINUED
  Parma City School District (GO)
   5.550%, 12/01/04                                   $   200     $    211
   5.550%, 12/01/05                                       290          316
   5.550%, 12/01/06                                       305          340
  Parma City School District (TAN)
   4.600%, 12/01/03                                     1,360        1,382
   4.600%, 12/01/04                                     1,360        1,424
  Perrysburg Exempted Village School District
   (GO) (FSA) Series B
   5.750%, 12/01/12                                     1,225        1,494
  Portage County (GO) (MBIA)
   5.100%, 12/01/12                                     2,500        2,789
  Portage County Correctional Facilities
   Construction (GO)
   6.000%, 12/01/03                                       915          937
  Portage County Hospital Facility Authority,
   Robinson Memorial Hospital Project
   (RB) (MBIA)
   5.800%, 11/15/15                                       500          548
   5.625%, 11/15/07                                     1,000        1,076
  Richland County (GO) (AMBAC)
   5.200%, 12/01/08                                       515          570
  Sandusky County Hospital Facility Authority,
   Memorial Hospital Project (RB)
   4.900%, 01/01/05                                       500          498
  Southwest Licking Local School District
   (GO) (FGIC)
   5.750%, 12/01/15                                       550          681
   5.750%, 12/01/16                                       400          497
  Springfield Local School District (GO)
   6.100%, 12/01/03                                       250          256
  Stow City School District (GO)
   9.125%, 12/01/06                                       580          725
  Strongsville (GO)
   5.900%, 12/01/15                                       175          201
  Strongsville City School District (GO) (MBIA)
   5.200%, 12/01/09                                       670          782
   5.150%, 12/01/08                                     1,000        1,160
  Strongsville, Prerefunded 12/01/06 @ 102
   (GO)
   5.900%, 12/01/15                                     1,400        1,640
  Summit County (GO) (FGIC)
   6.250%, 12/01/11                                     1,235        1,547
   6.000%, 12/01/09                                       790          957
  Teays Valley Local School District, Facilities
   Construction & Improvement (GO) (FGIC)
   5.375%, 12/01/20                                     1,000        1,111
  University of Akron General Receipts
   (RB) (AMBAC)
   6.000%, 01/01/07                                       800          915
  University of Cincinnati General Receipts
   (RB) Series R6
   5.350%, 06/01/08                                     1,000        1,023
  University of Cincinnati General Receipts
   (RB) Series T
   5.500%, 06/01/11                                     1,110        1,313


                                                               MAY 31, 2003  121

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS


ARMADA OHIO TAX EXEMPT BOND FUND


--------------------------------------------------------------------------------
                                                NUMBER OF SHARES/  VALUE
                                                     PAR (000)     (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Upper Arlington City School District
   (GO) (MBIA)
   6.000%, 12/01/05                                   $ 1,170     $  1,308
  Valley View Village Street Improvement
   (GO) (AMBAC)
   5.550%, 12/01/20                                       450          513
  Vandalia (GO)
   5.350%, 12/01/09                                       505          565
  Washington County Hospital Facility
   Authority, Marietta Area Health Care
   Project (RB) (FSA)
   5.375%, 09/01/18                                     1,500        1,657
  West Chester Township (GO) (AMBAC)
   5.750%, 12/01/15                                     2,145        2,657
  West Clermont Local School District
   (GO) (AMBAC)
   5.650%, 12/01/08                                     1,030        1,164
  West Geauga Local School District
   (GO) (AMBAC)
   8.250%, 11/01/12                                       710          994
   5.650%, 11/01/06                                     1,000        1,082
  Westerville (GO)
   5.250%, 12/01/12                                     1,205        1,376
  Westlake (GO)
   5.300%, 12/01/03                                       500          511
  Westlake City School District (GO) Series A
   6.200%, 12/01/06                                     1,635        1,894
  Wyoming City School District (GO) (FGIC)
   Series B
   5.750%, 12/01/13                                       135          165
   5.750%, 12/01/14                                       690          848
   5.750%, 12/01/15                                       740          917
   5.750%, 12/01/16                                       800          993
   5.750%, 12/01/17                                       400          496
                                                                  --------
                                                                   177,835
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $162,862)                              177,835
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 2.2%
  Armada Ohio Municipal Money Market,
   Class I+                                         4,007,247        4,007
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $4,007)                  4,007
--------------------------------------------------------------------------------

Total Investments -- 98.5% (Cost $ 166,869)                        181,842
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                   VALUE
                                                                   (000)
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES -- 1.5%
  Investment Advisory Fees Payable                                  $  (62)
  12b-1 Fees Payable
   Class I                                                             (16)
   Class A                                                              (1)
  Administration Fees Payable                                          (11)
  Custody Fees Payable                                                  (3)
  Other Assets & Liabilities                                         2,953
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               2,860
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $184,702
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $171,627
Distributions in excess of net investment income                        (5)
Accumulated net realized loss on investments                        (1,893)
Net unrealized appreciation on investments                          14,973
--------------------------------------------------------------------------------
Total Net Assets                                                  $184,702
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Class I ($167,898,498 / 14,355,040 outstanding
  shares of beneficial interest)                                    $11.70
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($14,859,239 / 1,274,806 outstanding shares of beneficial
  interest)                                                         $11.66
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.66 / 97.00%)       $12.02
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($706,324 / 60,717 outstanding shares of beneficial
  interest)                                                         $11.63
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,090,397 / 93,654 outstanding shares of beneficial
  interest)                                                         $11.64
--------------------------------------------------------------------------------
Net Asset Value Per Share -- Class H
  ($147,154 / 12,640 outstanding shares of beneficial
  interest)                                                         $11.64
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class H
  ($11.64 / 99.00%)                                                 $11.76
--------------------------------------------------------------------------------
* SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT OR PUT DATE.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
VHA -- VETERANS HOSPITAL ADMINISTRATION

SEE NOTES TO FINANCIAL STATEMENTS.

122   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS


ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 95.5%
PENNSYLVANIA -- 93.0%
  Allegheny County Higher Education
   Authority, Community College Project
   (RB) (MBIA) Series A
   5.800%, 06/01/13                                   $ 1,000     $  1,041
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC)
   6.500%, 03/01/10                                       380          466
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC) Series A
   5.000%, 04/01/19                                       500          542
  Allegheny County Port Authority (RB) (FGIC)
   5.500%, 03/01/13                                       500          581
  Allegheny County Port Authority,
   Prerefunded 03/01/09 @ 101 (RB) (MBIA)
   6.250%, 03/01/17                                       685          837
  Allegheny County Sewer Sanitation
   Authority (RB) (FGIC) (ETM) (B)
   0.000%, 12/01/08                                     1,000          869
  Allegheny County Sewer Sanitation
   Authority (RB) (MBIA)
   5.750%, 12/01/09                                       225          270
  Blair County (GO) (AMBAC) Series A
   5.000%, 08/01/12                                       500          575
  Blair County (GO) Series A
   5.375%, 08/01/13                                       270          320
  Bradford County School District (GO)
   5.250%, 10/01/07                                     1,000        1,087
  Bucks County (GO)
   5.250%, 12/01/17                                     1,000        1,084
  Bucks County Community College Authority,
   College Building (RB)
   5.300%, 06/15/10                                       100          111
  Butler County Sewer Authority (RB)
   7.250%, 07/01/12                                        95           98
  Chester County (GO)
   5.100%, 06/15/18                                     1,000        1,077
  Danville Area School District (GO) (FGIC)
   5.000%, 05/15/11                                       545          623
  Delaware County (GO)
   5.125%, 10/01/14                                       275          308
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (ETM)
   6.000%, 01/15/10                                       425          496
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (FSA)
   5.500%, 01/01/10                                       500          586
  Delaware Valley Regional Finance Authority
   (RB) (AMBAC) Series A
   5.900%, 04/15/16                                     1,000        1,111
  Fairview School District (GO) (FGIC)
   6.000%, 02/15/07                                     1,140        1,311
  Garnet Valley School District (GO) (FGIC)
   5.375%, 04/01/13                                       500          582


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

PENNSYLVANIA -- CONTINUED
  Gettysburg College Municipal Authority
   (RB) (MBIA)
   5.375%, 08/15/13                                   $ 1,000     $  1,185
  Indiana County Industrial Development
   Authority, New York State Electric & Gas
   (RB) (MBIA) Series A
   6.000%, 06/01/06                                     1,000        1,134
  Monroeville County Hospital Authority,
   East Suburban Health Center Project
   7.600%, 07/01/08                                       620          654
  Montgomery County Higher Education &
   Health Authority, Foulkeways at
   Gwynedd Project (RB)
   6.000%, 11/15/07                                       105          112
   5.900%, 11/15/06                                       190          203
  Moon Area School District (GO) (FGIC) (B)
   Series A
   5.30%, 11/15/11                                      1,520        1,141
  North Huntingdon Township (RB) (AMBAC)
   5.500%, 04/01/15                                     1,025        1,180
  Northampton County (GO)
   5.125%, 08/15/17                                       735          804
  Northampton County, General Purpose
   Authority (RB)
   5.250%, 10/01/15                                     1,000        1,174
  Oxford Area School District (GO) (FGIC)
   Series A
   5.500%, 02/15/13                                       690          807
  Parkland School District (GO) (FGIC)
   5.375%, 09/01/14                                     1,000        1,188
  Pennsylvania State (GO) Second Series
   5.000%, 08/01/15                                     1,000        1,099
  Pennsylvania State Financing Authority,
   Municipal Capital Improvements
   Program (RB)
   6.600%, 11/01/09                                     1,000        1,042
  Pennsylvania State Higher Educational
   Facilities Authority (RB)
   5.000%, 06/15/10                                     1,000        1,144
  Pennsylvania State Higher Educational
   Facilities Authority, La Salle University
   Project (RB) (MBIA)
   5.625%, 05/01/17                                       500          557
  Pennsylvania State Higher Educational
   Facilities Authority, University of
   Pennsylvania Project (RB) Series A
   6.500%, 09/01/04                                       250          266
   5.550%, 09/01/09                                     1,300        1,406
  Pennsylvania State Housing Finance Agency,
   Residential Development Section 8
   Project (RB)
   2.950%, 07/01/05                                     1,000        1,022
  Pennsylvania State Housing Finance Agency,
   Single-Family Mortgage Project
   (RB) (AMT) Series 43
   6.550%, 10/01/03                                       150          152


                                                               MAY 31, 2003  123

STATEMENT OF NET ASSETS
TAX FREE BOND FUNDS


ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Industrial Development
   Authority, Economic Development Project
   (RB) (AMBAC)
   6.000%, 01/01/12                                   $ 1,000     $  1,046
   5.800%, 07/01/09                                       700          832
  Pennsylvania State Infrastructure Investment
   Authority, Pennvest Project (RB) Series B (A)
   6.450%, 09/01/04                                     1,500        1,535
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City of
   Philadelphia Funding Program (RB) (FGIC)
   5.250%, 06/15/12                                       500          562
   5.250%, 06/15/17                                       500          546
  Pennsylvania State University (GO)
   5.000%, 03/01/13                                     1,000        1,151
  Pennsylvania State University (RB)
   5.250%, 08/15/13                                     1,000        1,178
  Pennsylvania State University (RB) Series A
   4.900%, 08/15/10                                       200          224
  Perkiomen Valley School District (GO) (FSA)
   5.000%, 02/01/17                                       100          107
  Philadelphia Gas Works (RB) (FSA) Series 2
   6.250%, 07/01/08                                        95           97
   6.250%, 07/01/08                                       205          210
  Philadelphia Hospital Authority, Graduate
   Hospital Project (RB) (ETM)
   7.000%, 07/01/10                                       295          347
  Philadelphia Hospital Authority, Thomas
   Jefferson University Hospital Project
   (RB) (ETM)
   7.000%, 07/01/08                                       175          199
  Philadelphia Industrial Development
   Authority, Fox Chase Cancer Center
   (RB) (A)
   1.300%, 07/01/10                                       900          900
  Philadelphia Redevelopment Authority,
   Neighborhood Tranformation Project
   (RB) (FGIC) Series A
   5.000%, 04/15/09                                       320          365
  Philadelphia Water & Waste Water
   Authority (RB) (MBIA)
   6.250%, 08/01/08                                       500          600
   6.250%, 08/01/11                                       200          247
   5.500%, 06/15/07                                     1,500        1,716
  Pittsburgh & Allegheny County Public
   Auditorium, Regional Asset District
   Sales Tax (RB) (AMBAC)
   5.250%, 02/01/14                                       500          561
  Pittsburgh Area School District (GO) (FSA)
   Series A
   5.250%, 09/01/12                                     2,000        2,340
  Pittsburgh Public Parking Authority
   (RB) (AMBAC)
   6.000%, 12/01/09                                       945        1,146


--------------------------------------------------------------------------------
                                                        PAR        VALUE
                                                       (000)       (000)
--------------------------------------------------------------------------------

PENNSYLVANIA -- CONTINUED
  Pittsburgh Water & Sewer Authority
   (RB) (AMBAC)
   5.000%, 12/01/14                                   $   185     $    208
  Pittsburgh Water & Sewer Authority
   (RB) (FGIC) Series A
   5.000%, 09/01/18                                     1,000        1,071
  Pittsburgh Water & Sewer Authority, Capital
   Appreciation, Senior Lien (RB) (FGIC) (B)
   Series B
   0.000%, 09/01/19                                     2,000          979
  Pittsburgh, Prerefunded 09/01/04 @ 100
   (GO) (MBIA) Series A
   5.500%, 09/01/06                                       955        1,007
  Scranton-Lackawanna Health & Welfare
   Authority (RB)
   6.625%, 07/01/09                                       355          410
  Shaler School District, Capital Appreciation
   (GO) (B) Series A
   0.000%, 11/15/20                                       615          281
  Southeastern Transportation Authority
   (RB) (FGIC) Series A
   5.250%, 03/01/17                                     1,070        1,173
  State Public School Building Authority,
   Delaware County Community College
   Project (RB) (MBIA)
   5.750%, 10/01/16                                       150          176
  Washington County Lease Authority,
   Special Sub-Series (RB) (ETM)
   7.875%, 12/15/18                                     1,000        1,461
  West Mifflin Sewer Authority (RB) (MBIA)
   5.000%, 08/01/14                                       250          273
  West Whiteland Municipal Sewer Authority
   (RB) (ETM)
   6.400%, 09/15/13                                       240          295
                                                                  --------
                                                                    53,488
--------------------------------------------------------------------------------
PUERTO RICO -- 2.5%
  Commonwealth of Puerto Rico Aqueduct &
   Sewer Authority (RB) (MBIA)
   6.000%, 07/01/07                                     1,000        1,168
  Puerto Rico Housing Finance Authority,
   Multi-Family Housing Mortgage Project
   (RB) (FHA)
   7.400%, 04/01/07                                       150          150
   7.300%, 10/01/06                                       140          140
                                                                  --------
                                                                     1,458
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $50,412)                                54,946
--------------------------------------------------------------------------------


124   MAY 31, 2003

                                                         STATEMENT OF NET ASSETS
                                                             TAX FREE BOND FUNDS


ARMADA PENNSYLVANIA MUNICIPAL BOND FUND


--------------------------------------------------------------------------------
                                                     NUMBER           VALUE
                                                    OF SHARES         (000)
--------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND -- 3.4%
  Armada Pennsylvania Tax-Exempt
   Money Market, Class I +                          1,949,115     $  1,949
--------------------------------------------------------------------------------

Total Related Party Money Market Fund (Cost $1,949)                  1,949
--------------------------------------------------------------------------------

Total Investments -- 98.9% (Cost $ 52,361)                          56,895
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.1%
  Investment Advisory Fees Payable                                     (19)
  12b-1 Fees Payable
   Class I                                                              (5)
  Administration Fees Payable                                           (3)
  Custody Fees Payable                                                  (1)
  Other Assets & Liabilities                                           661
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                 633
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $57,528
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                        $53,030
Undistributed net investment income                                     15
Accumulated net realized loss on investments                           (51)
Net unrealized appreciation on investments                           4,534
--------------------------------------------------------------------------------
Total Net Assets                                                   $57,528
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($55,502,529 / 5,065,554 outstanding shares of
  beneficial interest)                                              $10.96
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($1,118,172 / 101,859 outstanding shares of beneficial
  interest)                                                         $10.98
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.98 / 97.00%)       $11.32
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($907,031 / 82,691 outstanding shares of beneficial interest)     $10.97
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2003, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               MAY 31, 2003  125

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------


                                                                        YEAR ENDED MAY 31, 2003
                                        --------------------------------------------------------------------------------------------

                                           CORE          EQUITY         EQUITY       INTERNATIONAL    LARGE CAP      LARGE CAP
                                        EQUITY FUND    GROWTH FUND    INDEX FUND      EQUITY FUND     ULTRA FUND     VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ............................. $  2,674       $  8,068        $  4,639        $  8,172        $    811       $ 14,664
Interest ..............................       38            186             126           1,831              37            209
Security Lending Income ...............       16            104              19             215               8             54
Less: foreign taxes withheld ..........       --            (13)             --            (563)             --             (8)
---------------------------------------------------------------------------------------------------------------------------------
Total investment income ...............    2,728          8,345           4,784           9,655             856         14,919
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees ..............    1,003          4,916             946           4,563             675          4,387
Administration fees ...................       94            459             189             278              63            410
12b-1 fees:
   Class I Shares .....................       54            230              20             157              33            226
   Class A Shares .....................        1             44               1               7               3             14
   Class B Shares .....................       12             19              11              17              29             53
   Class C Shares .....................        3              4               6               3               2              3
   Class H Shares .....................       --             --              --              --              --             --
Transfer Agent fees ...................       62            179              97             147              93            232
Custodian fees ........................       27             78              40             246              20             71
Professional fees .....................       12             37              18              25               9             37
Printing and shareholder reports ......        6             --               3              --               3             16
Registration and filing fees ..........       21             32              19              26              19             25
Trustees' fees ........................        3             15               7               4              --              8
Miscellaneous .........................        3              6               3              --               1             10
Shareholder servicing fees:
   Class A Shares .....................        8            258              23              39              16             82
   Class B Shares .....................        4              6               4               6              10             18
   Class C Shares .....................        1              1               2               1               1              1
   Class H Shares .....................       --             --              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses ........................    1,314          6,284           1,389           5,519             977          5,593
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees ....       --             --            (405)             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..........................    1,314          6,284             984           5,519             977          5,593
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ..........    1,414          2,061           3,800           4,136            (121)         9,326

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments
   sold ...............................  (12,728)       (25,865)        (11,521)        (86,108)        (11,960)        (6,972)
Net realized gain (loss) on foreign
   currency transactions ..............       --             --              --             715              --             --
Net realized gain (loss) on futures          (36)        (1,580)         (2,961)        (17,822)            (65)        (1,023)
Capital gain distributions received
   from other Armada Funds ............       --             --              --              --              --             --
Net change in unrealized appreciation
   on futures .........................       --             --           1,243           2,369              --             --
Net change in unrealized appreciation
   (depreciation) on foreign currency
   translation ........................       --             --              --            (155)             --             --
Net change in unrealized appreciation
   (depreciation) on investments ......   (2,828)       (71,778)        (18,538)          8,868          (9,263)       (89,978)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ........  (15,592)       (99,223)        (31,777)        (92,133)        (21,288)       (97,973)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations .......... $(14,178)      $(97,162)       $(27,977)       $(87,997)       $(21,409)      $(88,647)
====================================================================================================================================



                                                                           YEAR ENDED MAY 31, 2003
                                        --------------------------------------------------------------------------------------------
                                                                                          SMALL/MID                    AGGRESSIVE
                                              MID CAP        SMALL CAP     SMALL CAP      CAP VALUE     TAX MANAGED    ALLOCATION
                                            GROWTH FUND     GROWTH FUND    VALUE FUND       FUND*       EQUITY FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .............................     $    334         $    377      $  12,829       $  312        $  2,855        $    58
Interest ..............................           49              254            947           21              15              5
Security Lending Income ...............           28              119            236            3              10             --
Less: foreign taxes withheld ..........           (5)              --            (16)          --             (28)            --
------------------------------------------------------------------------------------------------------------------------------------
Total investment income ...............          406              750         13,996          336           2,852             63
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees ..............        1,074            1,958          8,381          183           1,204             15
Administration fees ...................           75              137            587           13             112              4
12b-1 fees:
   Class I Shares .....................           36               72            307            3              58              1
   Class A Shares .....................            7                7             37           --               5              1
   Class B Shares .....................           34               40             61           --              51              2
   Class C Shares .....................            1                3             58           --               5              1
   Class H Shares .....................           --               --              5           --               1              4
Transfer Agent fees ...................          142              242            360           10              75             31
Custodian fees ........................           22               33             96            6              28              4
Professional fees .....................           10               17             75            6              12              2
Printing and shareholder reports ......            1                8             74            2              --             --
Registration and filing fees ..........           22               27             51            4              17              7
Trustees' fees ........................            1                2             33            1               2             --
Miscellaneous .........................            2                4             31            1               1             --
Shareholder servicing fees:
   Class A Shares .....................           38               42            214            1              32              6
   Class B Shares .....................           11               13             20           --              17              1
   Class C Shares .....................            1                1             19           --               2              1
   Class H Shares .....................           --               --              1           --              --              1
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses ........................        1,477            2,606         10,410          230           1,622             81
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees ....           --               --             --          (57)             --            (15)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..........................        1,477            2,606         10,410          173           1,622             66
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ..........       (1,071)          (1,856)         3,586          163           1,230             (3)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments
   sold ...............................      (21,608)         (71,443)       (60,297)        (680)          5,305         (1,090)
Net realized gain (loss) on foreign
   currency transactions ..............           --               --             --           --              --             --
Net realized gain (loss) on futures ...           (6)          (2,879)        (4,736)          29              --             --
Capital gain distributions received
   from other Armada Funds ............           --               --             --           --              --             45
Net change in unrealized appreciation
   on futures .........................           --              454          3,420           --              --             --
Net change in unrealized appreciation
   (depreciation) on foreign currency
   translation ........................           --               --             --           --              --             --
Net change in unrealized appreciation
   (depreciation) on investments ......       (4,057)          17,565        (39,768)       4,083         (35,832)           502
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ........      (25,671)         (56,303)      (101,381)       3,432         (30,527)          (543)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations ..........     $(26,742)        $(58,159)     $ (97,795)      $3,595        $(29,297)       $  (546)
====================================================================================================================================




                                              YEAR ENDED MAY 31, 2003
                                        -------------------------------------
                                          BALANCED     CONSERVATIVE
                                         ALLOCATION     ALLOCATION      BOND
                                            FUND           FUND         FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .............................  $  1,422         $ 172       $    --
Interest ..............................     2,465             3        37,932
Security Lending Income ...............        34            --           190
Less: foreign taxes withheld ..........       (21)           --            --
-----------------------------------------------------------------------------
Total investment income ...............     3,900           175        38,122
-----------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees ..............     1,078            17         3,854
Administration fees ...................       101             5           491
12b-1 fees:
   Class I Shares .....................        51             1           285
   Class A Shares .....................         6             1             5
   Class B Shares .....................        39             2            16
   Class C Shares .....................         5             5             2
   Class H Shares .....................         5             4             1
Transfer Agent fees ...................       118            29           138
Custodian fees ........................        91             4            82
Professional fees .....................        13             2            41
Printing and shareholder reports ......         5             1            26
Registration and filing fees ..........        23             3            30
Trustees' fees ........................         6            --            14
Miscellaneous .........................        61            --            38
Shareholder servicing fees:
   Class A Shares .....................        38             7            30
   Class B Shares .....................        13             1             5
   Class C Shares .....................         2             1             1
   Class H Shares .....................         2             2            --
-----------------------------------------------------------------------------
Total Expenses ........................     1,657            85         5,059
-----------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees ....        --           (17)           --
-----------------------------------------------------------------------------
Net Expenses ..........................     1,657            68         5,059
-----------------------------------------------------------------------------
Net Investment Income (Loss) ..........     2,243           107        33,063

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments
   sold ...............................   (12,479)         (296)       23,434
Net realized gain (loss) on foreign
   currency transactions ..............       (30)           --            --
Net realized gain (loss) on futures ...      (965)           --            --
Capital gain distributions received
   from other Armada Funds ............        --            26            --
Net change in unrealized appreciation
   on futures .........................       436            --            --
Net change in unrealized appreciation
   (depreciation) on foreign currency
   translation ........................        (4)           --            --
Net change in unrealized appreciation
   (depreciation) on investments ......     1,028           298        16,341
-----------------------------------------------------------------------------
Net gain (loss) on investments ........   (12,014)           28        39,775
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations ..........  $ (9,771)        $ 135       $72,838
=============================================================================

*SMALL/MID CAP VALUE FUND COMMENCED OPERATIONS ON JULY 1, 2002.

SEE NOTES TO FINANCIAL STATEMENTS.


126 and 127  MAY 31, 2003

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------


                                                                                    YEAR ENDED MAY 31, 2003
                                                            ------------------------------------------------------------------------
                                                                                                                SHORT
                                                              GNMA      INTERMEDIATE     LIMITED MATURITY      DURATION
                                                              FUND        BOND FUND          BOND FUND        BOND FUND*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest ...............................................    $8,813        $18,421            $ 9,856            $  887
Security Lending Income ................................        --            188                 98                 7
------------------------------------------------------------------------------------------------------------------------------------
Total investment income ................................     8,813         18,609              9,954               894
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees ...............................       920          2,232              1,204               172
Administration fees ....................................       117            284                187                30
12b-1 fees:
   Class I Shares ......................................        65            165                108                 9
   Class A Shares ......................................         3              4                  3                --
   Class B Shares ......................................        10             16                 12                --
   Class C Shares ......................................        15              4                 10                --
   Class H Shares ......................................         2              1                  5                --
Transfer Agent fees ....................................        54             93                 80                16
Custodian fees .........................................        39             54                 40                10
Professional fees ......................................        15             28                 24                 9
Printing and shareholder reports .......................        11             19                 17                 5
Registration and filing fees ...........................        31             27                 28                --
Trustees' fees .........................................         4              9                  8                 3
Miscellaneous ..........................................        23             35                 22                 1
Shareholder servicing fees:
   Class A Shares ......................................        18             25                 20                --
   Class B Shares ......................................         3              5                  4                --
   Class C Shares ......................................         5              1                  3                --
   Class H Shares                                                1             --                  2                --
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses .........................................     1,336          3,002              1,777               255
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees .....................        --           (609)              (267)             (142)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ...........................................     1,336          2,393              1,510               113
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income ..................................     7,477         16,216              8,444               781
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ...........     1,073         11,793              2,219               228
Net change in unrealized appreciation (depreciation)
   on investments ......................................       272         14,335              3,285               287
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments .........................     1,345         26,128              5,504               515
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ...    $8,822        $42,344            $13,948            $1,296
====================================================================================================================================


                                                                                      YEAR ENDED MAY 31, 2003
                                                         ---------------------------------------------------------------
                                                          TOTAL RETURN         U.S. GOVERNMENT
                                                           ADVANTAGE               INCOME         MICHIGAN MUNICIPAL
                                                              FUND                  FUND               BOND FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest ...............................................     $12,722              $10,505              $ 7,613
Security Lending Income ................................          96                   28                   --
------------------------------------------------------------------------------------------------------------------------
Total investment income ................................      12,818               10,533                7,613
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees ...............................       1,360                1,199                  866
Administration fees ....................................         173                  153                  110
12b-1 fees:
   Class I Shares ......................................         102                   81                   59
   Class A Shares ......................................           1                    7                    6
   Class B Shares ......................................           4                   56                   15
   Class C Shares ......................................           1                    8                    2
   Class H Shares ......................................          --                    2                   --
Transfer Agent fees ....................................          54                   89                   48
Custodian fees .........................................          38                   34                   29
Professional fees ......................................          18                   19                   15
Printing and shareholder reports .......................           8                   12                    7
Registration and filing fees ...........................          24                   34                   17
Trustees' fees .........................................           5                    6                    4
Miscellaneous ..........................................          22                   40                   14
Shareholder servicing fees:
   Class A Shares ......................................           7                   40                   36
   Class B Shares ......................................           1                   19                    5
   Class C Shares ......................................          --                    3                    1
   Class H Shares ......................................          --                    1                   --
------------------------------------------------------------------------------------------------------------------------
Total Expenses .........................................       1,818                1,803                1,234
------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees .....................        (371)                  --                 (236)
------------------------------------------------------------------------------------------------------------------------
Net Expenses ...........................................       1,447                1,803                  998
------------------------------------------------------------------------------------------------------------------------
Net Investment Income ..................................      11,371                8,730                6,615
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ...........       7,166                3,381                  119
Net change in unrealized appreciation (depreciation)
   on investments ......................................      14,282                  768                6,074
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments .........................      21,448                4,149                6,193
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ...     $32,819              $12,879              $12,808
========================================================================================================================


                                                                             YEAR ENDED MAY 31, 2003
                                                         ------------------------------------------------------------
                                                                                                         PENNSYLVANIA
                                                            NATIONAL TAX EXEMPT    OHIO TAX EXEMPT         MUNICIPAL
                                                                 BOND FUND            BOND FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest ...............................................         $ 7,973              $ 7,755               $2,524
Security Lending Income ................................              --                   --                   --
---------------------------------------------------------------------------------------------------------------------
Total investment income ................................           7,973                7,755                2,524
---------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees ...............................             971                  958                  309
Administration fees ....................................             123                  122                   39
12b-1 fees:
   Class I Shares ......................................              72                   67                   23
   Class A Shares ......................................               2                    5                   --
   Class B Shares ......................................               6                    3                   --
   Class C Shares ......................................               1                    8                    6
   Class H Shares ......................................              --                   --                   --
Transfer Agent fees ....................................              46                   53                   24
Custodian fees .........................................              30                   31                   14
Professional fees ......................................              16                   15                    8
Printing and shareholder reports .......................               6                    7                    3
Registration and filing fees ...........................              24                   11                    9
Trustees' fees .........................................               4                    5                    1
Miscellaneous ..........................................              28                   28                   18
Shareholder servicing fees:
   Class A Shares ......................................              11                   30                    3
   Class B Shares ......................................               2                    1                   --
   Class C Shares ......................................              --                    3                    2
   Class H Shares ......................................              --                   --                   --
---------------------------------------------------------------------------------------------------------------------
Total Expenses .........................................           1,342                1,347                  459
---------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of Investment Advisory fees .....................            (265)                (261)                 (84)
---------------------------------------------------------------------------------------------------------------------
Net Expenses ...........................................           1,077                1,086                  375
---------------------------------------------------------------------------------------------------------------------
Net Investment Income ..................................           6,896                6,669                2,149
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ...........             581                  117                  (35)
Net change in unrealized appreciation (depreciation)
   on investments ......................................           6,869                7,466                2,539
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments .........................           7,450                7,583                2,504
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ...         $14,346              $14,252               $4,653
=====================================================================================================================

*SHORT DURATION BOND FUND COMMENCED OPERATIONS ON DECEMBER 2, 2002.

SEE NOTES TO FINANCIAL STATEMENTS

128 and 129  MAY 31, 2003

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                                 CORE EQUITY FUND                   EQUITY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                          ------------------------------      -----------------------------
                                                          MAY 31, 2003      MAY 31, 2002      MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                $  1,414          $    553         $   2,061       $       158
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                 (12,764)            5,859           (27,445)            6,971
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                   (2,828)          (19,964)          (71,778)         (209,261)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations         (14,178)          (13,552)          (97,162)         (202,132)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                    (1,253)             (428)           (1,860)              (74)
   Class A                                                       (25)               (5)              (99)               --
   Class B                                                        (3)               --                --                --
   Class C                                                        (1)               --                --                --
Distributions from net realized capital gains:
   Class I                                                        --            (2,550)               --            (7,690)
   Class A                                                        --               (79)               --            (1,111)
   Class B                                                        --               (45)               --               (31)
   Class C                                                        --                (5)               --                (6)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                             (1,282)           (3,112)           (1,959)           (8,912)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                    29,309            37,383            75,501            66,530
   Class A                                                     3,455               898            89,246            20,036
   Class B                                                       234               524             1,272               693
   Class C                                                       123               469               104               460
   Class H                                                       117                 7                72                27
Reinvestment of cash distributions:
   Class I                                                     1,101             2,791               961             6,437
   Class A                                                        24                82                94             1,052
   Class B                                                         2                43                --                31
   Class C                                                         1                 5                --                 5
------------------------------------------------------------------------------------------------------------------------------------
                                                              34,366            42,202           167,250            95,271
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                    (4,594)           (9,280)         (144,776)         (155,221)
   Class A                                                    (1,849)           (1,174)          (46,746)          (30,464)
   Class B                                                      (314)             (355)             (519)             (744)
   Class C                                                       (57)              (12)              (99)             (114)
   Class H                                                        --                --               (25)               --
------------------------------------------------------------------------------------------------------------------------------------
                                                              (6,814)          (10,821)         (192,165)         (186,543)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions     27,552            31,381           (24,915)          (91,272)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       12,092            14,717          (124,036)         (302,316)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                         147,009           132,292           806,772         1,109,088
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                              $159,101          $147,009         $ 682,736       $   806,772
====================================================================================================================================



                                                                    EQUITY INDEX FUND                  INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                   FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                            ---------------------------------       -------------------------------
                                                            MAY 31, 2003         MAY 31, 2002       MAY 31, 2003       MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                  $  3,800            $  3,610          $     4,136         $   3,375
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                   (14,482)            (11,511)            (103,215)          (45,253)
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                    (17,295)            (43,889)              11,082           (21,454)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations           (27,977)            (51,790)             (87,997)          (63,332)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                      (3,749)             (3,474)              (1,256)           (2,172)
   Class A                                                        (112)                (61)                 (34)              (15)
   Class B                                                          (7)                 (2)                  --                --
   Class C                                                          (4)                 (1)                  --                --
Distributions from net realized capital gains:
   Class I                                                          --                  --                   --                --
   Class A                                                          --                  --                   --                --
   Class B                                                          --                  --                   --                --
   Class C                                                          --                  --                   --                --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                               (3,872)             (3,538)              (1,290)           (2,187)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                      75,648              96,742              934,898           303,937
   Class A                                                      10,935               3,238              376,346            86,128
   Class B                                                         724                 799                  225               140
   Class C                                                         192                 440                  842               265
   Class H                                                          28                  59                   71                 6
Reinvestment of cash distributions:
   Class I                                                       3,274               3,028                  200               831
   Class A                                                         101                  56                   19                14
   Class B                                                           7                   2                   --                --
   Class C                                                           4                   1                   --                --
------------------------------------------------------------------------------------------------------------------------------------
                                                                90,913             104,365            1,312,601           391,321
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                     (77,204)            (66,832)          (1,040,747)*        (329,864)
   Class A                                                      (6,127)             (1,995)            (357,463)          (88,681)
   Class B                                                        (175)               (213)                (901)           (1,661)
   Class C                                                        (108)                (97)                (893)              (28)
   Class H                                                         (31)                 --                   --                --
------------------------------------------------------------------------------------------------------------------------------------
                                                               (83,645)            (69,137)          (1,400,004)         (420,234)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions        7,268              35,228              (87,403)          (28,913)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (24,581)            (20,100)            (176,690)          (94,432)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                           321,421             341,521              533,752           628,184
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                $296,840            $321,421          $   357,062         $ 533,752
====================================================================================================================================



                                                                        LARGE CAP ULTRA FUND
-------------------------------------------------------------------------------------------------

                                                                         FOR THE YEAR ENDED
                                                                   ------------------------------
                                                                   MAY 31, 2003      MAY 31, 2002
-------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                        $   (121)          $   (582)
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                         (12,025)           (27,095)
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                           (9,263)           (23,574)
-------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (21,409)           (51,251)
-------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                --                 --
   Class A                                                                --                 --
   Class B                                                                --                 --
   Class C                                                                --                 --
Distributions from net realized capital gains:
   Class I                                                                --                 --
   Class A                                                                --                 --
   Class B                                                                --                 --
   Class C                                                                --                 --
-------------------------------------------------------------------------------------------------
Total dividends and distributions                                         --                 --
-------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                            18,497             20,998
   Class A                                                             2,876              2,186
   Class B                                                                94                246
   Class C                                                                46                317
   Class H                                                                23                 10
Reinvestment of cash distributions:
   Class I                                                                --                 --
   Class A                                                                --                 --
   Class B                                                                --                 --
   Class C                                                                --                 --
-------------------------------------------------------------------------------------------------
                                                                      21,536             23,757
-------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                           (55,072)*          (34,458)
   Class A                                                            (2,818)            (4,614)
   Class B                                                            (1,251)            (2,510)
   Class C                                                               (34)               (26)
   Class H                                                               (16)                --
-------------------------------------------------------------------------------------------------
                                                                     (59,191)           (41,608)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            (37,655)           (17,851)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (59,064)           (69,102)
-------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                 136,601            205,703
-------------------------------------------------------------------------------------------------
   End of year                                                      $ 77,537           $136,601
=================================================================================================

*INCLUDES REDEMPTIONS AS A RESULT OF A REDEMPTION IN KIND (SEE NOTE 9).

SEE NOTES TO FINANCIAL STATEMENTS.

130 and 131  MAY 31, 2003

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------



                                                               LARGE CAP VALUE FUND                 MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------


                                                                FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                          ------------------------------      -----------------------------
                                                          MAY 31, 2003      MAY 31, 2002      MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                               $   9,326          $  8,272          $ (1,071)          $ (1,947)
Net realized gain (loss) on investments sold and futures      (7,995)           11,962           (21,614)           (26,231)
Net unrealized appreciation (depreciation) on investments
   and futures                                               (89,978)          (49,058)           (4,057)           (16,971)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (88,647)          (28,824)          (26,742)           (45,149)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                    (8,768)           (8,036)               --                 --
   Class A                                                      (437)             (365)               --                 --
   Class B                                                       (40)              (23)               --                 --
   Class C                                                        (2)               (1)               --                 --
Distributions from net realized capital gains:
   Class I                                                    (1,161)          (28,586)               --                 --
   Class A                                                       (80)           (1,621)               --                 --
   Class B                                                       (16)             (462)               --                 --
   Class C                                                        (1)              (12)               --                 --
   Class H                                                        --                --                --                 --
Return of Capital:
   Class I                                                        --                --                --                 --
   Class A                                                        --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (10,505)          (39,106)               --                 --
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                   122,130           165,364             7,503             15,437
   Class A                                                     8,668             5,104            21,138             15,526
   Class B                                                     1,230               608               233                231
   Class C                                                        71               244                39                184
   Class H                                                       105                17                30                 --
Reinvestment of cash distributions:
   Class I                                                     3,870            25,115                --                 --
   Class A                                                       449             1,770                --                 --
   Class B                                                        54               476                --                 --
   Class C                                                         2                11                --                 --
   Class H                                                         1                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                             136,580           198,709            28,943             31,378
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                  (271,260)*         (84,462)          (52,934)*          (29,872)
   Class A                                                    (9,897)           (7,066)          (22,004)           (18,301)
   Class B                                                    (2,628)           (2,941)           (1,906)            (2,493)
   Class C                                                       (70)              (83)              (28)               (32)
   Class H                                                       (21)               --                (3)                --
------------------------------------------------------------------------------------------------------------------------------------
                                                            (283,876)          (94,552)          (76,875)           (50,698)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions   (147,296)          104,157           (47,932)           (19,320)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (246,448)           36,227           (74,674)           (64,469)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                         793,194           756,967           170,410            234,879
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                             $ 546,746          $793,194          $ 95,736           $170,410
====================================================================================================================================



                                                                     SMALL CAP GROWTH FUND                SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


                                                                      FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                                               ---------------------------------     -------------------------------
                                                               MAY 31, 2003         MAY 31, 2002     MAY 31, 2003       MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                    $  (1,856)           $ (3,042)       $   3,586           $   3,718
Net realized gain (loss) on investments sold and futures          (74,322)            (26,586)         (65,033)             62,665
Net unrealized appreciation (depreciation) on investments
   and futures                                                     18,019             (45,887)         (36,348)             62,087
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     (58,159)            (75,515)         (97,795)            128,470
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                             --                  --           (3,194)             (4,955)
   Class A                                                             --                  --             (299)                (93)
   Class B                                                             --                  --               --                  (9)
   Class C                                                             --                  --               (1)                 (5)
Distributions from net realized capital gains:
   Class I                                                             --                  --          (34,458)            (57,653)
   Class A                                                             --                  --           (3,501)             (1,438)
   Class B                                                             --                  --             (440)               (293)
   Class C                                                             --                  --             (424)               (109)
   Class H                                                             --                  --              (41)                 --
Return of Capital:
   Class I                                                             --                  --             (453)                 --
   Class A                                                             --                  --              (42)                 --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                      --                  --          (42,853)            (64,555)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                         50,473              93,670          230,287             387,085
   Class A                                                         18,352              15,081          144,825              34,457
   Class B                                                            293                 271            5,603               5,685
   Class C                                                            160                 286            9,252               4,644
   Class H                                                             45                   7              624                 416
Reinvestment of cash distributions:
   Class I                                                             --                  --           24,582              39,211
   Class A                                                             --                  --            3,711               1,421
   Class B                                                             --                  --              421                 301
   Class C                                                             --                  --              391                 112
   Class H                                                             --                  --               40                  --
------------------------------------------------------------------------------------------------------------------------------------
                                                                   69,323             109,315          419,736             473,332
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                       (109,370)*           (63,085)        (274,531)*          (104,898)
   Class A                                                        (17,828)            (18,438)         (44,823)             (6,559)
   Class B                                                         (1,720)             (2,704)          (1,577)               (312)
   Class C                                                           (164)                (74)          (2,428)               (121)
   Class H                                                            (12)                 --              (83)                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                 (129,094)            (84,301)        (323,442)           (111,890)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (59,771)             25,014           96,294             361,442
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (117,930)            (50,501)         (44,354)            425,357
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                              298,964             349,465          988,734             563,377
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                  $ 181,034            $298,964        $ 944,380           $ 988,734
====================================================================================================================================



                                                                       SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------

                                                                                FOR THE
                                                                        PERIOD JULY 1, 2002**-
                                                                              MAY 31, 2003
----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                    $   163
Net realized gain (loss) on investments sold and futures                           (651)
Net unrealized appreciation (depreciation) on investments
   and futures                                                                    4,083
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                                     3,595
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                          (65)
   Class A                                                                           (1)
   Class B                                                                           --
   Class C                                                                           --
Distributions from net realized capital gains:
   Class I                                                                           --
   Class A                                                                           --
   Class B                                                                           --
   Class C                                                                           --
   Class H                                                                           --
Return of Capital:
   Class I                                                                           --
   Class A                                                                           --
----------------------------------------------------------------------------------------------------
Total dividends and distributions                                                   (66)
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                       34,883
   Class A                                                                        1,434
   Class B                                                                           --
   Class C                                                                           --
   Class H                                                                           --
Reinvestment of cash distributions:
   Class I                                                                            6
   Class A                                                                            1
   Class B                                                                           --
   Class C                                                                           --
   Class H                                                                           --
----------------------------------------------------------------------------------------------------
                                                                                 36,324
----------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                       (1,974)
   Class A                                                                         (261)
   Class B                                                                           --
   Class C                                                                           --
   Class H                                                                           --
----------------------------------------------------------------------------------------------------
                                                                                 (2,235)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                        34,089
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                          37,618
----------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                                 --
----------------------------------------------------------------------------------------------------
   End of year                                                                  $37,618
====================================================================================================

* INCLUDES REDEMPTIONS AS A RESULT OF A REDEMPTION IN KIND (SEE NOTE 9). **COMMENCEMENT OF OPERATIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

132 and 133   MAY 31, 2003

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                              TAX MANAGED EQUITY FUND           AGGRESSIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                          ------------------------------      -----------------------------
                                                          MAY 31, 2003      MAY 31, 2002      MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                 $  1,230         $    596           $    (3)          $   51
Net realized gain (loss) on investments sold, futures,
   foreign currency transactions and capital gain
   distributions received from other Armada Funds               5,305            1,624            (1,045)            (214)
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                   (35,832)         (30,803)              502             (245)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 (29,297)         (28,583)             (546)            (408)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                     (1,052)            (595)               --              (30)
   Class A                                                        (62)             (13)               --              (24)
   Class B                                                         --               --                --               (1)
   Class C                                                         --               --                --               (1)
   Class H                                                         --               --                --               --
Distributions from net realized capital gains:
   Class I                                                     (1,353)              --                --               --
   Class A                                                       (124)              --                --               --
   Class B                                                        (67)              --                --               --
   Class C                                                         (7)              --                --               --
   Class H                                                         (1)              --                --               --
Return of Capital:
   Class I                                                         --               --               (21)             (12)
   Class A                                                         --               --               (20)             (11)
   Class B                                                         --               --                (2)              --
   Class C                                                         --               --                (1)              --
   Class H                                                         --               --                (4)              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (2,666)            (608)              (48)             (79)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                      9,858           15,550               104              564
   Class A                                                      2,600            4,171               409              455
   Class B                                                        581            1,161               507              139
   Class C                                                         34              439                68              232
   Class H                                                         89               27               166              521
Reinvestment of cash distributions:
   Class I                                                        705               19                17               38
   Class A                                                        157               11                20               35
   Class B                                                         65               --                 1                1
   Class C                                                          6               --                 1                1
   Class H                                                          1               --                 4               --
------------------------------------------------------------------------------------------------------------------------------------
                                                               14,096           21,378             1,297            1,986
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                    (22,884)         (32,446)             (329)              --
   Class A                                                     (3,650)          (3,907)             (183)             (16)
   Class B                                                     (1,826)          (1,657)              (52)              (6)
   Class C                                                       (271)            (220)              (31)              (4)
   Class H                                                         (6)              --               (21)              --
------------------------------------------------------------------------------------------------------------------------------------
                                                              (28,637)         (38,230)             (616)             (26)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions     (14,541)         (16,852)              681            1,960
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (46,504)         (46,043)               87            1,473
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                          203,330          249,373             6,472            4,999
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                               $156,826         $203,330           $ 6,559           $6,472
====================================================================================================================================



                                                                   BALANCED ALLOCATION FUND            CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                               ---------------------------------     -------------------------------
                                                               MAY 31, 2003         MAY 31, 2002     MAY 31, 2003       MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     $  2,243            $  3,922           $  107             $  137
Net realized gain (loss) on investments sold, futures,
   foreign currency transactions and capital gain
   distributions received from other Armada Funds                 (13,474)            (13,814)            (270)              (131)
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                         1,460                (488)             298                (73)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      (9,771)            (10,380)             135                (67)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                         (2,313)             (3,660)             (46)               (77)
   Class A                                                           (244)               (235)             (42)               (67)
   Class B                                                            (46)                (66)              (4)                (1)
   Class C                                                             (6)                 (5)              (7)                (4)
   Class H                                                             (6)                 (1)              (8)                --
Distributions from net realized capital gains:
   Class I                                                             --                  --               --                 --
   Class A                                                             --                  --               --                 --
   Class B                                                             --                  --               --                 --
   Class C                                                             --                  --               --                 --
   Class H                                                             --                  --               --                 --
Return of Capital:
   Class I                                                             --                  --               (9)                --
   Class A                                                             --                  --               (8)                --
   Class B                                                             --                  --               (1)                --
   Class C                                                             --                  --               (1)                --
   Class H                                                             --                  --               (1)                --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (2,615)             (3,967)            (127)              (149)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                         19,277              21,123               65                260
   Class A                                                          7,831               7,003              381                248
   Class B                                                          2,041               1,609              594                217
   Class C                                                            148                 780              157                741
   Class H                                                            605                 343              517                362
Reinvestment of cash distributions:
   Class I                                                          2,088               3,349               49                 72
   Class A                                                            235                 222               48                 66
   Class B                                                             42                  62                5                  1
   Class C                                                              6                   5                7                  4
   Class H                                                              5                   1                9                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                   32,278              34,497            1,832              1,971
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                        (47,825)            (40,648)             (26)                --
   Class A                                                         (7,077)             (3,136)             (66)               (48)
   Class B                                                         (1,601)             (1,082)            (163)               (53)
   Class C                                                           (174)                (43)            (110)               (88)
   Class H                                                           (178)                 --              (68)                --
------------------------------------------------------------------------------------------------------------------------------------
                                                                  (56,855)            (44,909)            (433)              (189)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (24,577)            (10,412)           1,399              1,782
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (36,963)            (24,759)           1,407              1,566
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                              181,130             205,889            6,666              5,100
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                   $144,167            $181,130           $8,073             $6,666
====================================================================================================================================



                                                                                 BOND FUND
----------------------------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED
                                                                      ------------------------------
                                                                      MAY 31, 2003      MAY 31, 2002
----------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                           $  33,063          $  47,369
Net realized gain (loss) on investments sold, futures,
   foreign currency transactions and capital gain
   distributions received from other Armada Funds                         23,434              4,441
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                               16,341              8,380
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                             72,838             60,190
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                               (31,011)           (46,303)
   Class A                                                                  (513)              (501)
   Class B                                                                   (78)              (106)
   Class C                                                                    (8)                (5)
   Class H                                                                    (2)                --
Distributions from net realized capital gains:
   Class I                                                                    --                 --
   Class A                                                                    --                 --
   Class B                                                                    --                 --
   Class C                                                                    --                 --
   Class H                                                                    --                 --
Return of Capital:
   Class I                                                                    --                 --
   Class A                                                                    --                 --
   Class B                                                                    --                 --
   Class C                                                                    --                 --
   Class H                                                                    --                 --
----------------------------------------------------------------------------------------------------
Total dividends and distributions                                        (31,612)           (46,915)
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                               153,760            112,645
   Class A                                                                34,132              6,482
   Class B                                                                   454                239
   Class C                                                                   274                 91
   Class H                                                                    93                  5
Reinvestment of cash distributions:
   Class I                                                                 4,707             11,011
   Class A                                                                   349                343
   Class B                                                                    63                 89
   Class C                                                                     7                  5
   Class H                                                                     2                 --
----------------------------------------------------------------------------------------------------
                                                                         193,841            130,910
----------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                              (380,531)          (180,977)
   Class A                                                               (29,724)            (6,376)
   Class B                                                                  (678)              (546)
   Class C                                                                   (42)                (9)
   Class H                                                                    --                 --
----------------------------------------------------------------------------------------------------
                                                                        (410,975)          (187,908)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               (217,134)           (56,998)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (175,908)           (43,723)
----------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                     810,506            854,229
----------------------------------------------------------------------------------------------------
   End of year                                                         $ 634,598          $ 810,506
====================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

134 and 135  MAY 31, 2003

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                                     GNMA FUND                    INTERMEDIATE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                          ------------------------------      -----------------------------
                                                          MAY 31, 2003      MAY 31, 2002      MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                       $  7,477          $  8,143          $  16,216        $  18,535
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                   1,073               218             11,793            3,470
Net unrealized appreciation on investments,
   futures and foreign currency transactions                     272             1,723             14,335            2,291
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           8,822            10,084             42,344           24,296
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                    (7,630)           (8,096)           (15,799)         (18,107)
   Class A                                                      (340)             (105)              (373)            (406)
   Class B                                                       (50)              (16)               (62)             (62)
   Class C                                                       (79)              (36)               (17)             (12)
   Class H                                                       (11)               --                 (4)              --
Distributions from net realized capital gains:
   Class I                                                        --                --                 --               --
   Class A                                                        --                --                 --               --
   Class B                                                        --                --                 --               --
   Class C                                                        --                --                 --               --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                             (8,110)           (8,253)           (16,255)         (18,587)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                    48,865            43,606            161,362          144,818
   Class A                                                     2,007             5,805              7,122            2,456
   Class B                                                     1,403               490              3,058              279
   Class C                                                       610             1,802                341              301
   Class H                                                       421                15                176               39
Reinvestment of cash distributions:
   Class I                                                       929             1,132              3,922            4,199
   Class A                                                       256                74                258              280
   Class B                                                        45                15                 52               48
   Class C                                                        64                32                 13                9
   Class H                                                         9                --                  4               --
------------------------------------------------------------------------------------------------------------------------------------
                                                              54,609            52,971            176,308          152,429
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                   (53,680)          (25,002)          (118,380)        (152,851)
   Class A                                                    (1,304)             (468)            (5,684)          (2,106)
   Class B                                                      (141)             (140)              (456)            (295)
   Class C                                                      (296)             (113)              (149)             (78)
   Class H                                                       (48)               --                 (5)              --
------------------------------------------------------------------------------------------------------------------------------------
                                                             (55,469)          (25,723)          (124,674)        (155,330)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions       (860)           27,248             51,634           (2,901)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (148)           29,079             77,723            2,808
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                         164,118           135,039            357,611          354,803
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                              $163,970          $164,118          $ 435,334        $ 357,611
====================================================================================================================================


                                                              LIMITED MATURITY BOND FUND               SHORT DURATION BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED
                                                           ---------------------------------       FOR THE PERIOD DECEMBER 2, 2002*-
                                                           MAY 31, 2003         MAY 31, 2002               MAY 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                       $   8,444           $    9,981                    $   781
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                    2,219                1,468                        228
Net unrealized appreciation on investments,
   futures and foreign currency transactions                    3,285                  634                        287
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           13,948               12,083                      1,296
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                     (8,499)              (9,717)                      (783)
   Class A                                                       (241)                (249)                        (1)
   Class B                                                        (37)                 (35)                        --
   Class C                                                        (31)                 (13)                        --
   Class H                                                        (17)                  (1)                        --
Distributions from net realized capital gains:
   Class I                                                         --                   --                         --
   Class A                                                         --                   --                         --
   Class B                                                         --                   --                         --
   Class C                                                         --                   --                         --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (8,825)             (10,015)                      (784)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                    323,117              130,948                    157,332
   Class A                                                     82,427               11,057                        121
   Class B                                                        855                  818                         --
   Class C                                                        889                  927                         --
   Class H                                                        928                  173                         --
Reinvestment of cash distributions:
   Class I                                                      2,504                3,080                        282
   Class A                                                        160                  178                         --
   Class B                                                         31                   30                         --
   Class C                                                         26                   10                         --
   Class H                                                         14                    1                         --
------------------------------------------------------------------------------------------------------------------------------------
                                                              410,951              147,222                    157,735
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                   (234,872)            (112,954)                   (28,527)
   Class A                                                    (78,399)              (9,274)                       (12)
   Class B                                                       (525)                (269)                        --
   Class C                                                       (255)                (112)                        --
   Class H                                                        (76)                  --                         --
------------------------------------------------------------------------------------------------------------------------------------
                                                             (314,127)            (122,609)                   (28,539)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      96,824               24,613                    129,196
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       101,947               26,681                    129,708
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                          222,752              196,071                         --
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                              $ 324,699            $ 222,752                   $129,708
====================================================================================================================================


                                                                  TOTAL RETURN ADVANTAGE FUND
-----------------------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED
                                                                MAY 31, 2003      MAY 31, 2002
-----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                             $ 11,371          $  15,680
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                         7,166              2,579
Net unrealized appreciation on investments,
   futures and foreign currency transactions                        14,282              4,416
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                32,819             22,675
-----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                         (12,105)           (15,539)
   Class A                                                            (129)               (57)
   Class B                                                             (18)               (10)
   Class C                                                              (6)                (2)
   Class H                                                              --                 --
Distributions from net realized capital gains:
   Class I                                                          (2,384)               (96)
   Class A                                                             (28)                --
   Class B                                                              (4)                --
   Class C                                                              (2)                --
-----------------------------------------------------------------------------------------------
Total dividends and distributions                                  (14,676)           (15,704)
-----------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                          37,195             27,218
   Class A                                                           4,391                846
   Class B                                                             614                159
   Class C                                                             283                 74
   Class H                                                              49                 --
Reinvestment of cash distributions:
   Class I                                                           7,956              8,583
   Class A                                                             115                 41
   Class B                                                              20                  9
   Class C                                                               8                  1
   Class H                                                              --                 --
-----------------------------------------------------------------------------------------------
                                                                    50,631             36,931
-----------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                         (81,053)          (138,681)
   Class A                                                          (1,923)              (753)
   Class B                                                             (70)               (15)
   Class C                                                              (1)               (56)
   Class H                                                              --                 --
-----------------------------------------------------------------------------------------------
                                                                   (83,047)          (139,505)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions          (32,416)          (102,574)
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (14,273)           (95,603)
-----------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                               261,091            356,694
-----------------------------------------------------------------------------------------------
   End of year                                                    $246,818          $ 261,091
===============================================================================================

*COMMENCEMENT OF OPERATIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

136 and 137  MAY 31, 2003

FINANCIAL STATEMENTS
ARMADA FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                            U.S. GOVERNMENT INCOME FUND        MICHIGAN MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                          ------------------------------      -----------------------------
                                                          MAY 31, 2003      MAY 31, 2002      MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                      $   8,730          $ 10,503          $  6,615           $  7,315
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                   3,381             2,321               119                234
Net unrealized appreciation on investments,
   futures and foreign currency transactions                     768             2,096             6,074              1,207
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          12,879            14,920            12,808              8,756
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                    (9,079)           (9,295)           (5,934)            (6,441)
   Class A                                                      (712)             (655)             (578)              (764)
   Class B                                                      (278)             (291)              (64)               (71)
   Class C                                                       (40)              (25)              (10)                (4)
   Class H                                                        (9)               --                --                 --
Distributions from net realized capital gains:
   Class I                                                        --                --              (309)              (188)
   Class A                                                        --                --               (30)               (28)
   Class B                                                        --                --                (4)                (3)
   Class C                                                        --                --                (1)                --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            (10,118)          (10,266)           (6,930)            (7,499)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                   113,292            88,961            34,308             13,638
   Class A                                                    33,944             2,613             2,447             11,200
   Class B                                                     2,363             1,134               450                353
   Class C                                                       768               974                40                280
   Class H                                                       446                22                --                 --
Reinvestment of cash distributions:
   Class I                                                     1,148             1,221               876                814
   Class A                                                       440               374               373                567
   Class B                                                       173               182                46                 53
   Class C                                                        33                21                 9                  3
   Class H                                                         4                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                             152,611            95,502            38,549             26,908
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                  (111,993)          (64,260)          (30,976)           (26,477)
   Class A                                                   (29,886)           (3,791)           (4,918)            (9,985)
   Class B                                                    (2,099)           (1,846)             (546)              (399)
   Class C                                                      (316)             (361)              (22)                --
   Class H                                                       (47)               --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                            (144,341)          (70,258)          (36,462)           (36,861)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      8,270            25,244             2,087             (9,953)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       11,031            29,898             7,965             (8,696)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                         206,717           176,819           155,783            164,479
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                             $ 217,748          $206,717          $163,748           $155,783
====================================================================================================================================



                                                             NATIONAL TAX EXEMPT BOND FUND               OHIO TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED                        FOR THE YEAR ENDED
                                                           ---------------------------------         -------------------------------
                                                           MAY 31, 2003         MAY 31, 2002         MAY 31, 2003       MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                        $  6,896            $  7,158             $  6,669            $  7,073
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                      581               1,065                  117                 833
Net unrealized appreciation on investments,
   futures and foreign currency transactions                    6,869               1,598                7,466               1,651
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           14,346               9,821               14,252               9,557
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                     (6,672)             (6,734)              (6,198)             (6,640)
   Class A                                                       (158)               (278)                (431)               (428)
   Class B                                                        (24)                (19)                 (11)                 (1)
   Class C                                                         (2)                 (2)                 (32)                (30)
   Class H                                                         --                  --                   (4)                 --
Distributions from net realized capital gains:
   Class I                                                         --                  --                   --                  --
   Class A                                                         --                  --                   --                  --
   Class B                                                         --                  --                   --                  --
   Class C                                                         --                  --                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (6,856)             (7,033)              (6,676)             (7,099)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                     30,238              35,186               33,640              26,279
   Class A                                                      5,446               2,977                5,741               5,217
   Class B                                                        118                 374                  521                 160
   Class C                                                         68                  18                  205               1,488
   Class H                                                          5                  --                  111                 119
Reinvestment of cash distributions:
   Class I                                                        281                 314                  344                 375
   Class A                                                         77                 219                  348                 363
   Class B                                                         12                  12                    8                  --
   Class C                                                          2                   2                   25                  19
   Class H                                                         --                  --                    1                  --
------------------------------------------------------------------------------------------------------------------------------------
                                                               36,247              39,102               40,944              34,020
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                    (29,913)            (32,613)             (27,523)            (31,185)
   Class A                                                     (8,661)             (2,559)              (3,402)             (2,519)
   Class B                                                        (85)               (143)                  --                  --
   Class C                                                         (1)                (85)                (209)               (764)
   Class H                                                         --                  --                   --                 (90)
------------------------------------------------------------------------------------------------------------------------------------
                                                              (38,660)            (35,400)             (31,134)            (34,558)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      (2,413)              3,702                9,810                (538)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         5,077               6,490               17,386               1,920
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                          175,731             169,241              167,316             165,396
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                               $180,808            $175,731             $184,702            $167,316
====================================================================================================================================



                                                             PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED
                                                              ----------------------------------
                                                              MAY 31, 2003      MAY 31, 2002
------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                           $ 2,149             $ 2,081
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                        (35)                 47
Net unrealized appreciation on investments,
   futures and foreign currency transactions                      2,539                 423
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              4,653               2,551
------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                       (2,088)             (2,034)
   Class A                                                          (38)                (29)
   Class B                                                           --                  --
   Class C                                                          (22)                 (7)
   Class H                                                           --                  --
Distributions from net realized capital gains:
   Class I                                                           --                  --
   Class A                                                           --                  --
   Class B                                                           --                  --
   Class C                                                           --                  --
------------------------------------------------------------------------------------------------
Total dividends and distributions                                (2,148)             (2,070)
------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                       10,534              13,949
   Class A                                                          273                 648
   Class B                                                           --                  --
   Class C                                                          590                 458
   Class H                                                           --                  --
Reinvestment of cash distributions:
   Class I                                                           72                  67
   Class A                                                           16                  12
   Class B                                                           --                  --
   Class C                                                           16                   7
   Class H                                                           --                  --
------------------------------------------------------------------------------------------------
                                                                 11,501              15,141
------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                       (8,847)             (8,613)
   Class A                                                         (235)                (51)
   Class B                                                           --                  --
   Class C                                                         (193)                 (5)
   Class H                                                           --                  --
------------------------------------------------------------------------------------------------
                                                                 (9,275)             (8,669)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         2,226               6,472
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           4,731               6,953
------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                             52,797              45,844
------------------------------------------------------------------------------------------------
   End of year                                                  $57,528             $52,797
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

138 and 139  MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS


1.  FUND ORGANIZATION

Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of May 31, 2003, the Trust offered for sale shares of 32 funds. Each Fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Equity, Asset Allocation, Fixed Income, and Tax Free Bond Funds, Class I shares are sold without a sales charge; Class A and H shares are sold subject to a front-end sales charge; and Class B, Class C and Class H shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances. See the respective Fund's prospectus for additional information.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS

Core Equity Fund, Equity Growth Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Large Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Small/Mid Cap Value Fund and Tax Managed Equity Fund;

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund, Balanced Allocation Fund, and Conservative Allocation Fund;

FIXED INCOME FUNDS

Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Short Duration Bond Fund, Total Return Advantage Fund, and U.S. Government Income Fund;

TAX FREE BOND FUNDS

Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET FUNDS

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund,Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds. The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION:

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and ask prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity


140  MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS


and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value. The Aggressive Allocation and Conservative Allocation Funds invest in underlying Armada Funds. The investments in underlying funds are valued at their respective net asset values as determined by those funds each business day.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate an NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy and sell shares of a Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and market premiums are amortized and classified as interest income over the estimated lives of the respective securities. Dividends are recorded on the ex-dividend date. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Distributions and shareholder service expenses relating to a specific class are charged directly to that class. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS:

The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on June 1, 2001. Prior to June 1, 2001, the Tax Free Bond Funds did not accrete market discounts on fixed income securities. In accordance with the implementation of the new accounting standards, the Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund were required to record a cumulative effect adjustment of $78,937, $103,395, $36,769 and $47,421, respectively, to reflect the accretion of market discounts that were not previously recorded. The cumulative adjustments were reclassified between net investment income and net unrealized appreciation of securities and therefore did not impact total net assets or the net asset value per share of the Funds. The effect of this change for the year ended May 31, 2002 was to increase (decrease) net investment income by $36,050, $128,647, $(26,247) and $(3,294), respectively. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

Prior to June 1, 2001, the Fixed Income Funds recorded paydown gains and losses on mortgage- and asset-backed securities as realized gains and losses, not as adjustments to interest income. The implementation of the accounting changes had no impact on total net assets of the Fixed Income Funds or the Fixed Income Funds' total net assets or the net asset value per share of the Funds, but resulted in a $106,688, $35,584, $11,385 and $350,696 decrease in interest income and a corresponding $106,688, $35,584, $11,385 and $350,696 increase in realized gains for the GNMA Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and U.S. Government Income Fund, respectively. The Balanced Allocation Fund and Bond Fund increased interest income by $31,297 and $452,071 while decreasing realized gains for $31,297 and $452,071, respectively.


                                                              MAY 31, 2003   141

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS


The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes.

The effect of these changes on the financial highlights for the Balanced Allocation Fund, Bond Fund, GNMA Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, U.S. Government Income Fund, Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund and Pennsylvania Municipal Bond Fund (as presented on pages 41 and 43-48) for the year ended May 31, 2002 was:

                         IMPACT OF
                        ADOPTION ON          RATIO OF NET
                  ----------------------      INVESTMENT
                              REALIZED        INCOME TO
                                 AND         AVERAGE NET
                      NET     UNREALIZED        ASSETS
                  INVESTMENT    GAINS     ------------------
                    INCOME     (LOSSES)    BEFORE     AFTER
                   PER SHARE   PER SHARE  ADOPTION  ADOPTION
                  ----------- ----------  --------  --------
BALANCED
  ALLOCATION FUND
  Class I .......    $ 0.00    $ 0.00       2.11%      2.13%
  Class A .......      0.00      0.00       1.86%      1.88%
  Class B .......      0.00      0.00       1.15%      1.17%
  Class C .......      0.00      0.00       1.15%      1.17%
  Class H .......      0.00      0.00       1.15%      1.17%
BOND FUND
  Class I .......    $ 0.01    $(0.01)      5.64%      5.70%
  Class A .......      0.01     (0.01)      5.39%      5.45%
  Class B .......      0.01     (0.01)      4.68%      4.74%
  Class C .......      0.01     (0.01)      4.68%      4.74%
  Class H .......      0.01     (0.01)      5.56%      5.62%
GNMA FUND
  Class I .......    $(0.01)   $ 0.01       5.72%      5.65%
  Class A .......     (0.01)     0.01       5.47%      5.40%
  Class B .......     (0.01)     0.01       4.76%      4.69%
  Class C .......     (0.01)     0.01       4.76%      4.69%
  Class H .......     (0.01)     0.01       4.21%      4.14%
LIMITED MATURITY
  BOND FUND
  Class I .......    $ 0.00     $0.00       4.90%      4.89%
  Class A .......      0.00      0.00       4.70%      4.69%
  Class B .......      0.00      0.00       3.94%      3.93%
  Class C .......      0.00      0.00       3.94%      3.93%
  Class H .......      0.00      0.00       3.40%      3.39%
TOTAL RETURN
  ADVANTAGE FUND
  Class I .......    $ 0.00     $0.00       5.42%      5.42%
  Class A .......      0.00      0.00       5.17%      5.17%
  Class B .......      0.00      0.00       4.46%      4.46%
  Class C .......      0.00      0.00       4.46%      4.46%
U.S. GOVERNMENT
  INCOME FUND
  Class I .......    $(0.02)    $0.02       5.47%      5.29%
  Class A .......     (0.02)     0.02       5.22%      5.04%
  Class B .......     (0.02)     0.02       4.51%      4.33%
  Class C .......     (0.02)     0.02       4.51%      4.33%
  Class H .......     (0.02)     0.02       4.58%      4.40%



                          IMPACT OF
                          ADOPTION ON          RATIO OF NET
                    ----------------------      INVESTMENT
                                 REALIZED        INCOME TO
                                    AND         AVERAGE NET
                        NET     UNREALIZED         ASSETS
                    INVESTMENT    GAINS      ------------------
                      INCOME     (LOSSES)     BEFORE     AFTER
                     PER SHARE   PER SHARE   ADOPTION  ADOPTION
                    ----------   ---------   --------  --------
MICHIGAN
  MUNICIPAL BOND FUND
  Class I .......     $0.00      $ 0.00        4.44%     4.47%
  Class A .......      0.00        0.00        4.24%     4.27%
  Class B .......      0.00        0.00        3.53%     3.56%
  Class C .......      0.00        0.00        3.48%     3.51%
NATIONAL TAX
  EXEMPT BOND FUND
  Class I .......     $0.01      $(0.01)       4.12%     4.19%
  Class A .......      0.01       (0.01)       3.92%     3.99%
  Class B .......      0.01       (0.01)       3.21%     3.28%
  Class C .......      0.01       (0.01)       3.16%     3.23%
OHIO TAX
  EXEMPT BOND FUND
  Class I .......     $0.00      $ 0.00        4.22%     4.20%
  Class A .......      0.00        0.00        4.02%     4.00%
  Class B .......      0.00        0.00        3.31%     3.29%
  Class C .......      0.00        0.00        3.26%     3.24%
  Class H .......      0.00        0.00        3.18%     3.16%
PENNSYLVANIA
  MUNICIPAL BOND FUND
  Class I .......     $0.00      $ 0.00        4.40%     4.40%
  Class A .......      0.00        0.00        4.20%     4.20%
  Class C .......      0.00        0.00        3.44%     3.44%

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the net investment income of the Core Equity, Equity Growth, Equity Index, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Tax Managed Equity, Aggressive Allocation and Balanced Allocation Funds, if any, are declared and paid quarterly; dividends from net investment income of the International Equity, Small Cap Growth, Small Cap Value and Small/Mid Cap Value Funds, if any, are declared and paid annually. Dividends from the net investment income of the Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Short Duration Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, and Pennsylvania Municipal Bond Funds are declared daily and paid monthly. Dividends from net investment income of the Conservative Allocation Fund are declared and paid monthly. Any net realized capital gains will be distributed at least annually for all of the Funds.

FOREIGN CURRENCY TRANSLATION:

The books and records of the International Equity and Balanced Allocation Funds are maintained in U.S. dollars


142  MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS


as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in operations for the current period. The Fund does not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. As of May 31, 2003, there were no forward foreign currency contracts outstanding.

FUTURES CONTRACTS:

Certain Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized gain/(loss), if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial futures contracts open at May 31, 2003 were as follows:

                           NOTIONAL
                 NUMBER      COST                  UNREALIZED
                   OF       AMOUNT    EXPIRATION   GAIN (LOSS)
FUND            CONTRACTS    (000)       DATE         (000)
----            ---------  -------    ----------   -----------
EQUITY INDEX FUND:
S&P 500
  Composite Index  36      $ 7,538     06/19/03      $1,131
                                                     ------

INTERNATIONAL EQUITY FUND:
Hang Seng Index   150        9,215     06/27/03         (26)
MSCI Sing Index   190        3,608     06/27/03          62
SPI 200 Index     320       15,100     06/19/03         550
TOPIX Index       410       23,226     06/12/03         387
                                                     ------
                                                        973
                                                     ------

SMALL CAP GROWTH FUND:
Russell 2000 Index 16        3,288     06/19/03         241
                                                     ------

SMALL CAP VALUE FUND:
Russell 2000 Index 67       12,661     06/19/03       2,115
                                                     ------

BALANCED ALLOCATION FUND:
FTSE 100 Index     10          636     06/20/03          31
Russell 2000 Index  5          871     06/19/03         231
S&P 500
  Composite Index   5        1,085     06/19/03         121
TOPIX Index         3          198     06/12/03          12
                                                     ------
                                                        395
                                                     ------

                                                             MAY 31, 2003    143

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS


In connection with the outstanding futures contracts, $513,000, $2,214,849, $192,000, $804,000, and $187,925 is held by the broker as collateral as of May 31, 2003 for the Equity Index, International Equity, Small Cap Growth, Small Cap Value, and Balanced Allocation Funds, respectively.

MORTGAGE DOLLAR ROLLS:

For the purpose of enhancing the Fund's yield, the Balanced Allocation Fund, Bond Fund, GNMA Fund, Total Return Advantage Fund and U.S. Government Income Fund may enter into mortgage dollar rolls (principally in securities referred to as TBA's or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and maintains liquid high-grade securities in an amount at least equal to its commitment to repurchase.

REPURCHASE AGREEMENTS:

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3.  INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser" or "IMC"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds.


                                                      ANNUAL
                                                       RATE
                                                     --------
Core Equity Fund...............................        0.75%
Equity Growth Fund.............................        0.75%
Equity Index Fund..............................        0.35%
International Equity Fund......................        1.15%
Large Cap Ultra Fund...........................        0.75%
Large Cap Value Fund...........................        0.75%
Mid Cap Growth Fund............................        1.00%
Small Cap Growth Fund..........................        1.00%
Small Cap Value Fund...........................        1.00%
Small/Mid Cap Value Fund.......................        1.00%
Tax Managed Equity Fund........................        0.75%
Aggressive Allocation Fund.....................        0.25%
Balanced Allocation Fund.......................        0.75%
Conservative Allocation Fund...................        0.25%
Bond Fund......................................        0.55%
GNMA Fund......................................        0.55%
Intermediate Bond Fund.........................        0.55%
Limited Maturity Bond Fund.....................        0.45%
Short Duration Bond Fund.......................        0.40%
Total Return Advantage Fund....................        0.55%
U.S. Government Income Fund....................        0.55%
Michigan Municipal Bond Fund...................        0.55%
National Tax Exempt Bond Fund..................        0.55%
Ohio Tax Exempt Bond Fund......................        0.55%
Pennsylvania Municipal Bond Fund...............        0.55%

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A, Class B, Class C and Class H shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, C, or H shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A, B, C, or H shares.

                                                  ANNUAL RATE
                                   ----------------------------------------
                                   CLASS A    CLASS B    CLASS C    CLASS H
                                   -------    -------    -------    -------
Core Equity Fund ................   0.25%      0.25%      0.25%      0.25%
Equity Growth Fund ..............   0.25%      0.25%      0.25%      0.25%
Equity Index Fund ...............   0.25%      0.25%      0.25%      0.25%
International Equity Fund .......   0.25%      0.25%      0.25%      0.25%
Large Cap Ultra Fund ............   0.25%      0.25%      0.25%      0.25%
Large Cap Value Fund ............   0.25%      0.25%      0.25%      0.25%
Mid Cap Growth Fund .............   0.25%      0.25%      0.25%      0.25%
Small Cap Growth Fund ...........   0.25%      0.25%      0.25%      0.25%
Small Cap Value Fund ............   0.25%      0.25%      0.25%      0.25%
Small/Mid Cap Value Fund ........   0.25%        --         --         --
Tax Managed Equity Fund .........   0.25%      0.25%      0.25%      0.25%
Aggressive Allocation Fund ......   0.25%      0.25%      0.25%      0.25%
Balanced Allocation Fund ........   0.25%      0.25%      0.25%      0.25%
Conservative Allocation
  Fund ..........................   0.25%      0.25%      0.25%      0.25%


144  MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS


                                                 ANNUAL RATE
                               ----------------------------------------------
                               CLASS A      CLASS B      CLASS C      CLASS H
                               -------      -------      -------      -------
Bond Fund ..................    0.25%        0.25%        0.25%        0.25%
GNMA Fund ..................    0.25%        0.25%        0.25%        0.25%
Intermediate Bond Fund .....    0.25%        0.25%        0.25%        0.25%
Limited Maturity Bond
  Fund .....................    0.25%        0.25%        0.25%        0.25%
Short Duration Bond Fund ...    0.25%          --           --           --
Total Return Advantage
  Fund .....................    0.25%        0.25%        0.25%        0.25%
U.S. Government
  Income Fund ..............    0.25%        0.25%        0.25%        0.25%
Michigan Municipal
  Bond Fund ................    0.25%        0.25%        0.25%          --
National Tax Exempt
  Bond Fund ................    0.25%        0.25%        0.25%        0.25%
Ohio Tax Exempt
  Bond Fund ................    0.25%        0.25%        0.25%        0.25%
Pennsylvania Municipal
  Bond Fund ................    0.25%          --         0.25%          --

National City Bank ("NCB"), an affiliate of the Adviser, serves as the Funds' Custodian. For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets;
(ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated May 1, 2003. This Agreement replaced an agreement between the Trust and SEI Investments Distribution Co. which had been in effect since May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average net assets of the Funds' Class I and Class A shares. Currently, the Funds are accruing 0.05% for Class I and Class A Shares (representing an increase from 0.04% effective March 28, 2003), with the exception of the Equity Index Fund, which is currently being charged 0.005% for Class I and Class A Shares and Small/Mid Cap Value Fund and Short Duration Bond Fund which are currently being charged 0.02% for Class I and Class A Shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares, Class C Shares and Class H Shares pursuant to which the Trust, excluding the Aggressive Allocation and Conservative Allocation Funds, compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average net assets of the Funds' Class B, Class C and Class H Shares. The Aggressive Allocation and Conservative Allocation Funds compensate the Distributor for distributions services in an amount of up to 0.65% per annum of the average net assets of the Funds' Class B, Class C and Class H Shares.

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund ("Advantage"), another registered investment company managed by the Adviser. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

The Trust, Advantage, SEI Investments Global Funds Services ("SIGFS"), formerly known as SEI Investment Mutual Fund Services, and NCB were parties to a Co-Administration Agreement effective as of August 15, 2000, as amended, under which SIGFS and NCB provided administrative services in exchange for fees at the annual rate of 0.07%, of which 0.0325% was allocated to SIGFS and 0.0375% was allocated to NCB based on the average daily net assets of all of the Trust's Funds and Advantage.

Prior to September 1, 2002, the following rates were in effect based on the average daily net assets of all of the Trust's Funds and Advantage.


                                                              MAY 31, 2003   145

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS



                                                   PORTION         PORTION
COMBINED AVERAGE                  AGGREGATE       ALLOCATED       ALLOCATED
DAILY NET ASSETS                 ANNUAL RATE      TO SIGFS         TO NCB
----------------                 -----------      ---------       ----------
Up to $16 billion ............     0.070%           0.050%          0.020%
From $16 billion to
  $20 billion ................     0.070%           0.040%          0.030%
Over $20 billion .............     0.065%           0.035%          0.030%

The Trust, Advantage, PFPC Inc. ("PFPC") and NCB executed a new Co-Administration Agreement effective as of June 1, 2003, under which PFPC and NCB provide administrative services in exchange for fees at the annual rate of 0.07%, of which 0.0325% is allocated to PFPC and 0.0375% is allocated to NCB based on the average daily net assets of the Trust's Funds and Advantage.

Expenses paid by the Trust for the year ended May 31, 2003, include legal fees of $467,169 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Armada Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.

4.  INVESTMENTS

During the year ended May 31, 2003, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                        PURCHASES (000)      SALES (000)
                                        --------------       -----------
Core Equity Fund .....................    $  117,792          $ 90,316
Equity Growth Fund ...................       423,041           458,111
Equity Index Fund ....................        18,947            17,901
International Equity Fund ............       296,196           399,858
Large Cap Ultra Fund .................        50,864            88,777
Large Cap Value Fund .................       196,664           341,324
Mid Cap Growth Fund ..................        70,566           114,071
Small Cap Growth Fund ................       221,203           268,083
Small Cap Value Fund .................     1,082,555           991,889
Small/Mid Value Fund .................        48,472            15,231
Tax Managed Equity Fund ..............            --            14,953
Aggressive Allocation Fund ...........         4,864             4,531
Balanced Allocation Fund .............       112,582           127,671
Conservative Allocation Fund .........         3,645             2,623
Bond Fund ............................       181,515           336,642
GNMA Fund ............................            --               316
Intermediate Bond Fund ...............       141,228           128,733
Limited Maturity Bond Fund ...........        73,697            64,155
Short Duration Bond Fund .............        56,163             1,176
Total Return Advantage Fund ..........        58,069            93,182
U.S. Government Income Fund ..........            --             1,792
Michigan Municipal Bond Fund .........        10,520            10,907
National Tax Exempt Bond Fund ........        17,802            21,676
Ohio Tax Exempt Bond Fund ............        12,227            10,631
Pennsylvania Municipal Bond Fund .....        10,427             6,438

Purchases and sales of long-term U.S. government obligations were:

                                        PURCHASES (000)      SALES (000)
                                        --------------       -----------
Balanced Allocation Fund.......           $  123,024        $  136,754
Bond Fund......................            1,286,388         1,347,673
GNMA Fund......................              175,335           140,783
Intermediate Bond Fund.........              419,772           377,377
Limited Maturity Bond Fund.....              261,320           225,250
Short Duration Bond Fund.......              214,400           141,736
Total Return Advantage Fund....              205,557           206,193
U.S. Government Income Fund....              767,855           757,370

5.  FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. In addition, certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.


146  MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS


Accordingly, the following permanent differences, have been reclassified to/from the following accounts:

                                  UNDISTRIBUTED     ACCUMULATED
                                       NET              NET
                                   INVESTMENT        REALIZED         PAID-IN
                                     INCOME            GAINS          CAPITAL
                                      (000)            (000)           (000)
                                  -------------     -----------      --------
Equity Growth Fund ...........     $    --           $   (1)         $     1
Equity Index Fund ............         (10)              10               --
International Equity Fund ....         715             (715)              --
Large Cap Ultra Fund .........         121               --             (121)
Mid Cap Growth Fund ..........       1,071               --           (1,071)
Small Cap Growth Fund ........       1,856               --           (1,856)
Small Cap Value Fund .........        (489)             489               --
Small/Mid Cap Value Fund .....          (2)               2               --
Aggressive Allocation Fund ...           3               --               (3)
Balanced Allocation Fund .....         (10)              10               --
Bond Fund ....................      (1,310)           1,310               --
GNMA Fund ....................         707             (707)              --
Intermediate Bond Fund .......          44              (44)              --
Limited Maturity Bond Fund ...         370              250             (620)
Short Duration Bond Fund .....           3               (3)              --
Total Return Advantage Fund ..          59              (59)              --
U.S. Government Income Fund ..         541             (541)              --

The tax character of dividends and distributions paid during the years ended May 31, 2003 and May 31, 2002 were as follows:


                                                                              LONG-TERM
                                          TAX-EXEMPT       ORDINARY            CAPITAL            RETURN
                                            INCOME          INCOME              GAIN            OF CAPITAL          TOTAL
                                             (000)           (000)              (000)              (000)            (000)
                                          ----------       --------           ---------         ----------         -------
Core Equity Fund
   2003 ..............................       $ --          $ 1,282            $    --              $ --            $ 1,282
   2002 ..............................         --              440              2,672                --              3,112
Equity Growth Fund
   2003 ..............................         --            1,959                 --                --              1,959
   2002 ..............................         --               74              8,838                --              8,912
Equity Index Fund
   2003 ..............................         --            3,872                 --                --              3,872
   2002 ..............................         --            3,538                 --                --              3,538
International Equity Fund
   2003 ..............................         --            1,290                 --                --              1,290
   2002 ..............................         --            2,187                 --                --              2,187
Large Cap Value Fund
   2003 ..............................         --            9,247              1,258                --             10,505
   2002 ..............................         --           11,910             27,196                --             39,106
Small Cap Value Fund
   2003 ..............................         --           32,108             10,250               495             42,853
   2002 ..............................         --           35,487             29,068                --             64,555
Small/Mid Cap Value Fund
   2003 ..............................         --               66                 --                --                 66


                                                              MAY 31, 2003   147

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS


                                                                              LONG-TERM
                                          TAX-EXEMPT       ORDINARY            CAPITAL            RETURN
                                            INCOME          INCOME              GAIN            OF CAPITAL          TOTAL
                                             (000)           (000)              (000)              (000)            (000)
                                          ----------       --------           ---------         ----------         -------
Tax Managed Equity Fund
   2003 ...............................   $    --          $ 1,114             $1,552               $--            $ 2,666
   2002 ...............................        --              608                 --                --                608
Aggressive Allocation Fund
   2003 ...............................        --               --                 --                48                 48
   2002 ...............................        --               56                 --                23                 79
Balanced Allocation Fund
   2003 ...............................        --            2,615                 --                --              2,615
   2002 ...............................        --            3,967                 --                --              3,967
Conservative Allocation Fund
   2003 ...............................        --              107                 --                20                127
   2002 ...............................        --              149                 --                --                149
Bond Fund
   2003 ...............................        --           31,612                 --                --             31,612
   2002 ...............................        --           46,915                 --                --             46,915
GNMA Fund
   2003 ...............................        --            8,110                 --                --              8,110
   2002 ...............................        --            8,253                 --                --              8,253
Intermediate Bond Fund
   2003 ...............................        --           16,255                 --                --             16,255
   2002 ...............................        --           18,587                 --                --             18,587
Limited Maturity Bond Fund
   2003 ...............................        --            8,825                 --                --              8,825
   2002 ...............................        --           10,015                 --                --             10,015
Short Duration Bond Fund
   2003 ...............................        --              784                 --                --                784
Total Return Advantage Fund
   2003 ...............................        --           12,754              1,922                --             14,676
   2002 ...............................        --           15,608                 96                --             15,704
U.S. Government Income Fund
   2003 ...............................        --           10,118                 --                --             10,118
   2002 ...............................        --           10,266                 --                --             10,266
Michigan Municipal Bond Fund
   2003 ...............................     6,586               76                268                --              6,930
   2002 ...............................     7,277               --                222                --              7,499
National Tax Exempt Bond Fund
   2003 ...............................     6,824               32                 --                --              6,856
   2002 ...............................     7,008               25                 --                --              7,033
Ohio Tax Exempt Bond Fund
   2003 ...............................     6,676               --                 --                --              6,676
   2002 ...............................     7,081               18                 --                --              7,099
Pennsylvania Municipal Bond Fund
   2003 ...............................     2,148               --                 --                --              2,148
   2002 ...............................     2,054               16                 --                --              2,070

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:




                               UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL       POST-      UNREALIZED
                                  ORDINARY      TAX-EXEMPT      LONG-TERM          LOSS        OCTOBER    APPRECIATION
                                   INCOME         INCOME       CAPITAL GAIN    CARRYFORWARD    LOSSES    (DEPRECIATION)
                                    (000)          (000)          (000)            (000)        (000)         (000)
                               -------------   -------------   -------------   ------------   ---------  --------------
Core Equity Fund ...........      $  301           $ --           $  --         $  (6,802)    $ (6,119)     $  4,337
Equity Growth Fund .........         183             --              --           (30,038)          --        47,035
Equity Index Fund ..........         608             --              --           (32,894)        (845)      (37,699)
International Equity Fund ..       4,851             --              --          (203,710)      (6,779)        4,317
Large Cap Ultra Fund .......          --             --              --           (45,726)        (877)       10,888
Large Cap Value Fund .......       1,453             --              --           (16,071)      (6,542)       (5,156)
Mid Cap Growth Fund ........          --             --              --           (87,906)      (3,822)        4,424
Small Cap Growth Fund ......          --             --              --          (111,634)     (16,472)       19,221



                                                    TOTAL
                                                DISTRIBUTABLE
                                    OTHER         EARNINGS
                                  TEMPORARY     (ACCUMULATED
                                 DIFFERENCES       LOSSES)
                                    (000)           (000)
                                  -----------   -------------
Core Equity Fund ...........         $--        $  (8,283)
Equity Growth Fund .........          --           17,180
Equity Index Fund ..........          (1)         (70,831)
International Equity Fund ..          (3)        (201,324)
Large Cap Ultra Fund .......          --          (35,715)
Large Cap Value Fund .......          --          (26,316)
Mid Cap Growth Fund ........          --          (87,304)
Small Cap Growth Fund ......          --         (108,885)

148   MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS




                                  UNDISTRIBUTED   UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL       POST-      UNREALIZED
                                     ORDINARY      TAX-EXEMPT     LONG-TERM         LOSS        OCTOBER    APPRECIATION
                                      INCOME         INCOME      CAPITAL GAIN   CARRYFORWARD    LOSSES    (DEPRECIATION)
                                       (000)          (000)          (000)         (000)        (000)          (000)
                                  -------------   -------------  -------------  ------------   --------   --------------
Small Cap Value Fund ...........     $  535           $--           $   --       $(43,136)     $(34,464)     $123,309
Small/Mid Cap Value Fund .......         95            --               --           (241)         (228)        3,903
Tax Managed Equity Fund ........        260            --            4,825             --            --       130,687
Aggressive Allocation Fund .....         --            --               --           (572)         (589)          130
Balanced Allocation Fund .......        220            --               --        (28,102)       (2,823)       11,432
Conservative Allocation Fund....         --            --               --           (262)           --            95
Bond Fund ......................        139            --               --        (42,881)           --        38,414
GNMA Fund ......................         74            --               --         (1,050)           --         5,096
Intermediate Bond Fund .........          4            --               --        (10,326)           --        22,238
Limited Maturity Bond Fund .....         --            --               --         (6,583)           --         5,424
Short Duration Bond Fund .......        225            --               --             --            --           287
Total Return Advantage Fund....       2,739            --            1,839             --            --        19,317
U.S. Government Income Fund.....         --            --               --         (3,779)         (710)        4,684
Michigan Municipal Bond Fund....         --            --               --             --           (84)       16,283
National Tax Exempt Bond Fund...         --            --               --           (977)          (31)       14,774
Ohio Tax Exempt Bond Fund ......         --            --               --         (1,904)           --        14,973
Pennsylvania Municipal
  Bond Fund ....................         --            --               --            (54)          (41)        4,534



                                                              TOTAL
                                                          DISTRIBUTABLE
                                          OTHER              EARNINGS
                                        TEMPORARY          (ACCUMULATED
                                       DIFFERENCES            LOSSES)
                                           (000)              (000)
                                       -----------        -------------
Small Cap Value Fund ...........          $ (4)              $  46,240
Small/Mid Cap Value Fund .......            --                   3,529
Tax Managed Equity Fund ........            --                 135,772
Aggressive Allocation Fund .....            --                  (1,031)
Balanced Allocation Fund .......            44                 (19,229)
Conservative Allocation Fund....            --                    (167)
Bond Fund ......................            --                  (4,328)
GNMA Fund ......................            --                   4,120
Intermediate Bond Fund .........             9                  11,925
Limited Maturity Bond Fund .....           (13)                 (1,172)
Short Duration Bond Fund .......            --                     512
Total Return Advantage Fund ....            --                  23,895
U.S. Government Income Fund ....          (297)                   (102)
Michigan Municipal Bond Fund ...            60                  16,259
National Tax Exempt Bond Fund ..           271                  14,037
Ohio Tax Exempt Bond Fund ......             6                  13,075
Pennsylvania Municipal
  Bond Fund ....................            59                   4,498

Post-October losses represent losses realized on investment transactions from November 1, 2002 through May 31, 2003 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At May 31, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:


                                                                          EXPIRING MAY 31,
                                      --------------------------------------------------------------------------------------------
                                        2004       2005        2006       2008       2009         2010         2011        TOTAL
                                        (000)      (000)       (000)      (000)      (000)        (000)        (000)       (000)
                                      --------   --------    --------   --------   ---------    ---------   ---------     --------
Core Equity Fund ...................    $ --     $    --       $ --      $   --     $    --      $    --     $  6,802     $  6,802
Equity Growth Fund .................      --          --         --          --          --           --       30,038       30,038
Equity Index Fund ..................      --          --         --          --       8,714        3,753       20,427       32,894
International Equity Fund* .........      --          --         --          --       8,277       78,037      117,396      203,710
Large Cap Ultra Fund ...............      --          --         --          --       1,885       21,018       22,823       45,726
Large Cap Value Fund ...............      --          --         --          --          --           --       16,071       16,071
Mid Cap Growth Fund ................      --          --         --          --          --       50,026       37,880       87,906
Small Cap Growth Fund ..............      --          --         --          --          --       42,793       68,841      111,634
Small Cap Value Fund ...............      --          --         --          --          --           --       43,136       43,136
Small/Mid Cap Value Fund ...........      --          --         --          --          --           --          241          241
Aggressive Allocation Fund .........      --          --         --          --          --          129          443          572
Balanced Allocation Fund ...........      --          --         --          --          --       12,181       15,921       28,102
Conservative Allocation Fund .......      --          --         --          --          --           68          194          262
Bond Fund* .........................      --          --         --       6,828      24,100       11,953           --       42,881
GNMA Fund ..........................      --          --         --         140         910           --           --        1,050
Intermediate Bond Fund* ............      --          --         --       1,553       7,604        1,169           --       10,326
Limited Maturity Bond Fund* ........     479       1,140        724       1,834         755        1,651           --        6,583
U.S. Government Income Fund ........      --          --         --       1,550       2,229           --           --        3,779
National Tax Exempt Bond Fund* .....      --          --         --          --         977           --           --          977
Ohio Tax Exempt Bond Fund ..........      --          --         --         250       1,654           --           --        1,904
Pennsylvania Municipal Bond
   Fund ............................      --          --         --          54          --           --           --           54

* THE AMOUNT OF THIS LOSS CAN BE UTILIZED IN SUBSEQUEST YEARS IS SUBJECT TO AN ANNUAL LIMITATION DUE TO THE FUND'S MERGER WITH ITS RESPECTIVE PARKSTONE FUND ON JUNE 9, 2000.


                                                               MAY 31, 2003  149

NOTES TO FINANCIAL STATEMENTS
THE ARMADA ADVANTAGE FUND

During the year ended May 31, 2003, capital loss carry-forwards that were utilized to offset capital gains were as follows:

                                          (000)
                                         -------
Bond Fund ...........................    $24,296
GNMA Fund ...........................        271
Intermediate Bond Fund ..............     11,807
Limited Maturity Bond Fund ..........      1,838
U.S. Government Income Fund .........      2,868
National Tax Exempt Bond Fund .......        612
Ohio Tax Exempt Bond Fund ...........        117
Pennsylvania Municipal Bond Fund ....          6

At May 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

                       FEDERAL       AGGREGATE        AGGREGATE
                         TAX           GROSS            GROSS
                        COST       APPRECIATION     DEPRECIATION      NET
                        (000)          (000)            (000)        (000)
                       -------     ------------     ------------     ------
Core Equity
  Fund ..............  $154,347      $ 10,496         $ (6,159)     $  4,337
Equity Growth
  Fund ..............   642,447        71,774          (24,739)       47,035
Equity Index
  Fund ..............   332,985        29,112          (66,811)      (37,699)
International
  Equity Fund .......   328,231        23,810          (19,493)        4,317
Large Cap
  Ultra Fund ........    68,810        13,933           (3,045)       10,888
Large Cap
  Value Fund ........   550,666        41,631          (46,787)       (5,156)
Mid Cap
  Growth Fund .......    91,383        14,164           (9,740)        4,424
Small Cap
  Growth Fund .......   162,231        25,084           (5,863)       19,221
Small Cap
  Value Fund ........   841,868       140,126          (16,817)      123,309
Small/Mid Cap
  Value Fund ........    33,469         4,047             (144)        3,903
Tax Managed
  Equity Fund .......    26,038       130,687                0       130,687
Aggressive
  Allocation Fund ...     6,355           180              (50)          130
Balanced
  Allocation Fund ...   138,084        14,517           (3,085)       11,432
Conservative
  Allocation Fund ...     7,943           148              (53)           95
Bond Fund ...........   660,606        38,661             (247)       38,414
GNMA Fund ...........   216,627         5,101               (5)        5,096
Intermediate
  Bond Fund .........   410,134        22,258              (20)       22,238
Limited Maturity
  Bond Fund .........   315,904         5,594             (170)        5,424
Short Duration
  Bond Fund .........   124,524           435             (148)          287
Total Return
  Advantage
  Fund ..............   228,927        19,584             (267)       19,317
U.S. Government
  Income Fund .......   289,524         4,844             (160)        4,684
Michigan
  Municipal
  Bond Fund .........   145,561        16,323              (40)       16,283
National Tax
  Exempt Bond
  Fund ..............   163,576        14,820              (46)       14,774
Ohio Tax Exempt
  Bond Fund .........   166,869        15,024              (51)       14,973
Pennsylvania
  Municipal
  Bond Fund .........    52,361         4,540               (6)        4,534

6.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized on the following pages for the Funds.


150   MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       THE ARMADA ADVANTAGE FUND


                                                                            (000)
                            ----------------------------------------------------------------------------------------------------
                                CLASS I              CLASS A               CLASS B               CLASS C             CLASS H
                            ----------------     ----------------     -----------------    -----------------    ----------------
                              YEAR ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED          YEAR ENDED
                            5/31/03  5/31/02     5/31/03  5/31/02     5/31/03   5/31/02    5/31/03    5/31/02   5/31/03  5/31/02
--------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
Shares issued ..........    3,272     3,263        389       79          27        48         14        45        13         1
Shares reinvested ......      122       254          3        8          --         4         --        --        --        --
Shares redeemed ........     (515)     (811)      (204)    (107)        (35)      (32)        (6)       (1)       --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)     2,879     2,706        188      (20)         (8)       20          8        44        13         1
================================================================================================================================
EQUITY GROWTH FUND
Shares issued ..........    4,648     3,050      5,587      955          81        34          7        23         4         1
Share reinvested .......       60       292          6       48          --         1         --        --        --        --
Shares redeemed ........   (8,863)   (7,157)    (2,885)  (1,444)        (34)      (36)        (6)       (6)       (2)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (4,155)   (3,815)     2,708     (441)         47        (1)        (1)       17         2         1
================================================================================================================================
EQUITY INDEX FUND
Shares issued ..........    9,854     9,784      1,430      334          94        82         23        47         4         6
Share reinvested .......      429       312         13        6           1        --          1        --        --        --
Shares redeemed ........  (10,191)   (6,923)      (785)    (200)        (24)      (21)       (14)      (10)       (4)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)        92     3,173        658      140          71        61         10        37        --         6
================================================================================================================================
INTERNATIONAL EQUITY FUND
Shares issued ..........  121,819    31,843     49,381    9,169          28        15        112        29         9         1
Share reinvested .......       26        88          3        1          --        --         --        --        --        --
Shares redeemed ........ (134,937)  (34,553)   (46,581)  (9,340)       (117)     (177)      (119)       (3)       --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)   (13,092)   (2,622)     2,803     (170)        (89)     (162)        (7)       26         9         1
================================================================================================================================
LARGE CAP ULTRA FUND
Shares issued ..........    2,410     1,928        375      199          12        25          6        30         3         1
Share reinvested .......       --        --         --       --          --        --         --        --        --        --
Shares redeemed ........   (7,307)   (3,208)      (371)    (427)       (176)     (254)        (5)       (3)       (2)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (4,897)   (1,280)         4     (228)       (164)     (229)         1        27         1         1
================================================================================================================================
LARGE CAP VALUE FUND
Shares issued ..........    9,255    10,320        647      318          92        38          5        15         8         1
Share reinvested .......      291     1,613         34      114           4        31         --         1        --        --
Shares redeemed ........  (20,620)   (5,239)      (744)    (437)       (199)     (184)        (5)       (5)       (2)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)   (11,074)    6,694        (63)      (5)       (103)     (115)        --        11         6         1
================================================================================================================================
MID CAP GROWTH FUND
Shares issued ..........    1,475     2,182      4,262    2,213          58        42          9        30         7        --
Share reinvested .......       --        --         --       --          --        --         --        --        --        --
Shares redeemed ........  (10,412)   (4,278)    (4,440)  (2,627)       (464)     (450)        (6)       (6)       --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (8,937)   (2,096)      (178)    (414)       (406)     (408)         3        24         7        --
================================================================================================================================
SMALL CAP GROWTH FUND
Shares issued ..........    7,435     8,963      2,742    1,429          45        28         25        29         7         1
Share reinvested .......       --        --         --       --          --        --         --        --        --        --
Shares redeemed ........  (16,337)   (6,090)    (2,684)  (1,747)       (258)     (276)       (26)       (8)       (2)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (8,902)    2,873         58     (318)       (213)     (248)        (1)       21         5         1
================================================================================================================================
SMALL CAP VALUE FUND
Shares issued ..........   13,901    19,648      9,122    1,744         351       298        578       240        37        21
Share reinvested .......    1,549     2,160        242       81          28        17         25         6         3        --
Shares redeemed ........  (16,741)   (5,423)    (2,859)    (339)       (102)      (17)      (156)       (6)       (5)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (1,291)   16,385      6,505    1,486         277       298        449       240        35        21
================================================================================================================================



                                                             MAY 31, 2003    151

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS


                                                                            (000)
                            ----------------------------------------------------------------------------------------------------
                                CLASS I              CLASS A               CLASS B               CLASS C             CLASS H
                            ----------------     ----------------     -----------------    -----------------    ----------------
                              YEAR ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED          YEAR ENDED
                            5/31/03  5/31/02     5/31/03  5/31/02     5/31/03   5/31/02    5/31/03    5/31/02   5/31/03  5/31/02
--------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND*
Shares issued ..........    3,810        --        157       --          --        --         --        --        --        --
Share reinvested .......        1        --         --       --          --        --         --        --        --        --
Shares redeemed ........     (219)       --        (28)      --          --        --         --        --        --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)     3,592        --        129       --          --        --         --        --        --        --
================================================================================================================================
TAX MANAGED EQUITY FUND
Shares issued ..........    1,088     1,301        285      349          63       104          4        39         9         2
Share reinvested .......       78         2         18        1           7        --          1        --        --        --
Shares redeemed ........   (2,530)   (2,743)      (403)    (328)       (204)     (144)       (32)      (19)       (1)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (1,364)   (1,440)      (100)      22        (134)      (40)       (27)       20         8         2
================================================================================================================================
AGGRESSIVE ALLOCATION FUND
Shares issued ..........       14        60         53       49          67        15          9        25        20        57
Share reinvested .......        2         4          3        4          --        --         --        --        --        --
Shares redeemed ........      (43)       --        (24)      (2)         (7)       (1)        (4)       --        (3)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       (27)       64         32       51          60        14          5        25        17        57
================================================================================================================================
BALANCED ALLOCATION FUND
Shares issued ..........    2,463     2,257        960      762         255       175         19        85        75        38
Share reinvested .......      261       366         30       24           5         7          1         1         1        --
Shares redeemed ........   (5,962)   (4,352)      (884)    (337)       (199)     (118)       (22)       (5)      (23)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (3,238)   (1,729)       106      449          61        64         (2)       81        53        38
================================================================================================================================
CONSERVATIVE ALLOCATION FUND
Shares issued ..........        7        27         42       25          65        21         17        77        57        37
Share reinvested .......        5         7          5        7           1         1          1        --         1        --
Shares redeemed ........       (3)       --         (7)      (5)        (19)       (5)       (12)       (9)       (8)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         9        34         40       27          47        17          6        68        50        37
================================================================================================================================
BOND FUND
Shares issued ..........   15,147    11,472      3,325      660          45        24         27         9         9        --
Share reinvested .......      466     1,118         34       35           6         9          1         1        --        --
Shares redeemed ........  (37,538)  (18,395)    (2,892)    (649)        (67)      (55)        (4)       (1)       --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)   (21,925)   (5,805)       467       46         (16)      (22)        24         9         9        --
================================================================================================================================
GNMA FUND
Shares issued ..........    4,679     4,229        192      561         134        48         59       174        40         1
Share reinvested .......       89       110         25        7           4         1          6         3         1        --
Shares redeemed ........   (5,138)   (2,427)      (125)     (45)        (14)      (13)       (28)      (11)       (5)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (370)    1,912         92      523         124        36         37       166        36         1
================================================================================================================================
INTERMEDIATE BOND FUND
Shares issued ..........   15,096    13,968        658      237         281        27         32        29        16         4
Share reinvested .......      364       404         24       27           5         5          1         1        --        --
Shares redeemed ........  (11,025)  (14,718)      (526)    (204)        (43)      (29)       (14)       (8)       --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)     4,435      (346)       156       60         243         3         19        22        16         4
================================================================================================================================
LIMITED MATURITY BOND FUND
Shares issued ..........   32,021    13,134      8,138    1,108          85        82         88        92        92        17
Share reinvested .......      248       309         16       18           3         3          2         1         1        --
Shares redeemed ........  (23,288)  (11,331)    (7,744)    (929)        (52)      (27)       (25)      (11)       (7)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)     8,981     2,112        410      197          36        58         65        82        86        17
================================================================================================================================


152   MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS



                                                                            (000)
                            ----------------------------------------------------------------------------------------------------
                                CLASS I              CLASS A               CLASS B               CLASS C             CLASS H
                            ----------------     ----------------     -----------------    -----------------    ----------------
                              YEAR ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED          YEAR ENDED
                            5/31/03  5/31/02     5/31/03  5/31/02     5/31/03   5/31/02    5/31/03    5/31/02   5/31/03  5/31/02
--------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND**
Shares issued ..........   15,667        --         12       --          --        --         --        --        --        --
Share reinvested .......       28        --         --       --          --        --         --        --        --        --
Shares redeemed ........   (2,837)       --         (1)      --          --        --         --        --        --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    12,858        --         11       --          --        --         --        --        --        --
================================================================================================================================
TOTAL RETURN ADVANTAGE FUND
Shares issued ..........    3,512     2,651        414       83          57        16         26         7         5        --
Share reinvested .......      752       838         11        4           2         1          1        --        --        --
Shares redeemed ........   (7,684)  (13,596)      (183)     (73)         (7)       (2)        --        (6)       --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (3,420)  (10,107)       242       14          52        15         27         1         5        --
================================================================================================================================
U.S. GOVERNMENT INCOME FUND
Shares issued ..........   12,185     9,492      3,548      279         248       122         80       104        47         2
Share reinvested .......      120       130         46       40          18        19          3         2         1        --
Shares redeemed ........  (12,050)   (6,853)    (3,124)    (406)       (220)     (198)       (33)      (39)       (5)       --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       255     2,769        470      (87)         46       (57)        50        67        43         2
================================================================================================================================
MICHIGAN MUNICIPAL BOND FUND
Shares issued ..........    3,047     1,234        218    1,014          40        32          3        26        --        --
Share reinvested .......       78        74         33       51           4         5          1        --        --        --
Shares redeemed ........   (2,761)   (2,400)      (437)      --         (49)      (36)        (2)       --        --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       364    (1,092)      (186)   1,065          (5)        1          2        26        --        --
================================================================================================================================
NATIONAL TAX EXEMPT BOND FUND
Shares issued ..........    2,912     3,483        524      292          11        37          7         2        --        --
Share reinvested .......       27        31          7       22           1         1         --        --        --        --
Shares redeemed ........   (2,883)   (3,217)      (837)    (252)         (8)      (14)        --        (8)       --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)        56       297       (306)      62           4        24          7        (6)       --        --
================================================================================================================================
OHIO TAX EXEMPT BOND FUND
Shares issued ..........    2,950     2,359        502      468          46        14         18       134        10        11
Share reinvested .......       30        34         31       32           1        --          2         1        --        --
Shares redeemed ........   (2,413)   (2,794)      (300)    (227)         --        --        (18)      (69)       --        (8)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       567      (401)       233      273          47        14          2        66        10         3
================================================================================================================================
PENNSYLVANIA MUNICIPAL BOND FUND
Shares issued ..........      985     1,335         25       62          --        --         55        44        --        --
Share reinvested .......        7         6          2        1          --        --          2         1        --        --
Shares redeemed ........     (829)     (823)       (22)      (5)         --        --        (18)       (1)       --        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       163       518          5       58          --        --         39        44        --        --
================================================================================================================================

* SMALL/MID CAP VALUE FUND COMMENCED OPERATIONS ON JULY 1, 2002.
**SHORT DURATION BOND FUND COMMENCED OPERATIONS ON DECEMBER 2, 2002.


                                                               MAY 31, 2003  153

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS


7. MARKET AND CREDIT RISK

Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Balanced Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Short Duration Bond, Total Return Advantage and U.S. Government Income Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

The Michigan Municipal Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The National Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, and Pennsylvania Municipal Bond Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statements of Net Assets.

The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At May 31, 2003, the percentage of portfolio investments by each revenue source were as follows:

                                           NATIONAL     OHIO
                              MICHIGAN        TAX       TAX      PENNSYLVANIA
                             MUNICIPAL      EXEMPT     EXEMPT      MUNICIPAL
                               BOND          BOND       BOND          BOND
                             ---------    ---------    ------    ------------
Agency ...................      32.6%       27.5%       35.4%         41.7%
General Obligations ......      32.0        39.9        41.4          29.9
Hospital .................       7.3         1.8         5.5           0.6
Prerefunded & Escrowed
   to Maturity ...........      14.6        14.0         6.6          12.7
Utility ..................      13.5        16.8        11.1          15.1
                               ------      ------      ------        ------
                               100.0%      100.0%      100.0%        100.0%

The rating of long-term debt as a percentage of total value of investments at May 31, 2003, is as follows:

                                         NATIONAL     OHIO
                            MICHIGAN       TAX        TAX        PENNSYLVANIA
  STANDARD & POOR'S/        MUNICIPAL     EXEMPT     EXEMPT       MUNICIPAL
    MOODY'S RATINGS           BOND         BOND       BOND           BOND
  ------------------        ---------    --------    ------      ------------
      AAA/Aaa                 78.9%        69.9%      61.0%         75.0%
       AA/Aa                  16.5         24.9       29.8          21.5
        A/A                    0.6          2.5        5.0           1.8
      BBB/Baa                  3.7           --        0.3           0.6
        NR                     0.3          2.7        3.9           1.1
                             ------       ------     ------        ------
                             100.0%       100.0%     100.0%        100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

154   MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS


8. SECURITIES LENDING

To generate additional income, the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with Union Bank of California
(UBOC), the securities lending agent. The Funds may lend up to 331/3% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued income on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Funds receive 60% of the interest received on the collateral net of any expenses incurred by UBOC. In consideration of services rendered pursuant to the Securities Lending Record Administration Agreement, UBOC will pay the Record Administrator a fee computed daily and equal to 10% of the gross revenue generated by UBOC from securities lending. The Record Administrator may, from time to time, use such income to pay advertising and marketing expenses for the benefit of the Funds.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by IMC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned securities were fully collateralized by cash, U.S. government securities, short-term corporate notes and repurchase agreements as of May 31, 2003 as described below, together with the market value of securities on loan as of May 31, 2003.


                                             MARKET VALUE
                                                 (000)
                                           ----------------
ARMADA CORE EQUITY FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03.................  $   371
Bear Stearns, 1.505%, 2/3/04...................    3,000
                                                  ------
                                                 $ 3,371
                                                 =======

Market Value of Securities on Loan (000) ......  $ 3,289
                                                 =======




                                              MARKET VALUE
                                                 (000)
                                              ------------
ARMADA EQUITY GROWTH FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $ 12,644
Bear Stearns, 1.445%, 6/2/03...................   15,000
Countrywide Home Loan, 1.400%, 6/2/03..........    9,999
Washington Mutual, 1.42%, 1/16/04..............    5,000
                                                --------
                                                $ 42,643
                                                ========
Market Value of Securities on Loan (000) ...... $ 41,418
                                                ========

ARMADA EQUITY INDEX FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $  9,739
Four Winds Funding, 1.520%, 6/2/03.............    4,999
                                                --------
                                                $ 14,738
                                                ========
Market Value of Securities on Loan (000) ...... $ 14,053
                                                ========

ARMADA INTERNATIONAL EQUITY FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $ 20,726
Bear Stearns, 1.445%, 6/2/03...................   25,000
Countrywide Home Loan, 1.400%, 6/2/03..........   14,998
Crown Point Capital Series A4(2) 144,
   1.400%, 6/2/03 .............................    9,999
Four Winds Funding, 1.520%, 6/2/03.............   17,998
                                                --------
                                                $ 88,721
                                                ========
Market Value of Securities on Loan (000) ...... $ 84,470
                                                ========

ARMADA LARGE CAP ULTRA FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $  3,292
                                                ========
Market Value of Securities on Loan (000) ...... $  3,187
                                                ========

ARMADA LARGE CAP VALUE FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $ 14,232
Bear Stearns, 1.445%, 6/2/03...................   10,000
Countrywide Home Loan, 1.400%, 6/2/03..........    9,999
                                                --------
                                                $ 34,231
                                                ========
Market Value of Securities on Loan (000) ...... $ 33,161
                                                ========

ARMADA MID CAP GROWTH FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $ 13,419
Four Winds Funding, 1.520%, 6/2/03.............    3,999
                                                --------
                                                $ 17,418
                                                ========
Market Value of Securities on Loan (000) ...... $ 16,703
                                                ========


                                                               MAY 31, 2003  155

NOTES TO FINANCIAL STATEMENTS
ARMADA FUNDS



                                             MARKET VALUE
                                                 (000)
                                           ----------------
ARMADA SMALL CAP GROWTH FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $ 12,281
Bear Stearns, 1.445%, 6/2/03...................   13,380
Four Winds Funding, 1.520%, 6/2/03.............    7,999
Lehman Brothers Holdings, 1.35%, 7/25/03.......    2,500
Washington Mutual, 1.42%, 1/16/04..............    5,000
                                                --------
                                                $ 41,160
                                                ========
Market Value of Securities on Loan (000) ...... $ 41,029
                                                ========

ARMADA SMALL CAP VALUE FUND
DESCRIPTION OF COLLATERAL
American Honda Finance, 1.320%, 7/9/03......... $  9,997
Amex Centurion Bank, 1.33%, 9/24/03............    9,999
Bank of America, 1.44%, 6/2/03.................   17,149
Bear Stearns, 1.505%, 2/3/04...................   10,000
Bear Stearns, 1.445%, 6/2/03...................   60,000
Comerica, 1.400%, 10/24/03.....................    4,999
Countrywide Home Loan, 1.400%, 6/2/03..........   24,997
Crown Point Capital Series A4(2) 144, 1.400%,
    6/2/03 ....................................    9,999
Lehman Brothers Holdings, 1.35%, 7/25/03.......    5,000
Lehman Brothers, 1.455%, 6/2/03................   22,350
MerriMac Cash Fund, 1.216%, 4/2/03.............    8,000
Washington Mutual, 1.42%, 1/16/04..............    5,000
Washington Mutual, 1.43%, 11/26/03.............    5,000
                                                --------
                                                $192,490
                                                ========
Market Value of Securities on Loan (000) ...... $181,721
                                                ========

ARMADA SMALL/MID CAP VALUE FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $  6,057
Four Winds Funding, 1.520%, 6/2/03.............    1,000
                                                --------
                                                $  7,057
                                                ========
Market Value of Securities on Loan (000) ...... $  6,721
                                                ========

ARMADA TAX MANAGED EQUITY FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03................. $  3,804
Four Winds Funding, 1.520%, 6/2/03.............    4,999
                                                --------
                                                $  8,803
                                                ========
Market Value of Securities on Loan (000) ...... $  8,493
                                                ========


                                             MARKET VALUE
                                                 (000)
                                           ----------------
ARMADA BALANCED ALLOCATION FUND
DESCRIPTION OF COLLATERAL
Amex Centurion Bank, 1.33%, 9/24/03............ $  3,000
Bank of America, 1.44%, 6/2/03.................    4,218
Bear Stearns, 1.505%, 2/3/04...................    3,000
Lehman Brothers, 1.455%, 6/2/03................    4,026
Washington Mutual, 1.42%, 1/16/04..............    2,000
                                                --------
                                                $ 16,244
                                                ========
Market Value of Securities on Loan (000) ...... $ 15,696
                                                ========

ARMADA BOND FUND
DESCRIPTION OF COLLATERAL
American Honda Finance 1.320%, 7/9/03.......... $ 12,496
Amex Centurion Bank, 1.33%, 9/24/03............   11,999
Bank of America, 1.44%, 6/2/03.................      514
Bear Stearns, 1.505%, 2/3/04...................   10,000
Comerica, 1.400%, 10/24/03.....................    4,999
Lehman Brothers Holdings, 1.35%, 7/25/03.......    5,000
Lehman Brothers, 1.455%, 6/2/03................   75,535
Washington Mutual, 1.42%, 1/16/04..............    5,000
Washington Mutual, 1.43%, 11/26/03.............   10,000
                                                --------
                                                $135,543
                                                ========
Market Value of Securities on Loan (000) ...... $133,178
                                                ========

ARMADA INTERMEDIATE BOND FUND
DESCRIPTION OF COLLATERAL
American Honda Finance, 1.320%, 7/9/03......... $ 12,496
Amex Centurion Bank, 1.33%, 9/24/03............    9,999
Bank of America, 1.44%, 6/2/03.................    1,333
Bear Stearns, 1.505%, 2/3/04...................   15,000
Comerica, 1.400%, 10/24/03.....................    4,999
Lehman Brothers Holdings, 1.35%, 7/25/03.......    5,000
Lehman Brothers, 1.455%, 6/2/03................   83,057
Washington Mutual, 1.43%, 11/26/03.............    5,000
                                                --------
                                                $136,884
                                                ========
Market Value of Securities on Loan (000) ...... $134,376
                                                ========

ARMADA LIMITED MATURITY BOND FUND
DESCRIPTION OF COLLATERAL
American Honda Finance, 1.320%, 7/9/03......... $  4,999
Bank of America, 1.44%, 6/2/03.................    4,230
Bear Stearns, 1.505%, 2/3/04...................    8,000
Comerica, 1.400%, 10/24/03.....................    4,999
Lehman Brothers Holdings, 1.35%, 7/25/03.......    2,500
Lehman Brothers, 1.455%, 6/2/03................   49,127
Washington Mutual, 1.42%, 1/16/04..............   10,000
                                                --------
                                                $ 83,855
                                                ========
Market Value of Securities on Loan (000) ...... $ 82,509
                                                ========


156   MAY 31, 2003

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS


                                             MARKET VALUE
                                                 (000)
                                           ----------------
ARMADA SHORT DURATION BOND FUND
DESCRIPTION OF COLLATERAL
Lehman Brothers, 1.455%, 6/2/03................ $  7,152
                                                ========
Market Value of Securities on Loan (000) ...... $  7,050
                                                ========

ARMADA TOTAL RETURN ADVANTAGE FUND
DESCRIPTION OF COLLATERAL
American Honda Finance, 1.320%, 7/9/03.........  $ 9,997
Amex Centurion Bank, 1.33%, 9/24/03............    5,000
Bank of America, 1.44%, 6/2/03.................    1,744
Bear Stearns, 1.505%, 2/3/04...................   10,000
Lehman Brothers Holdings, 1.35%, 7/25/03.......    5,000
Lehman Brothers, 1.455%, 6/2/03................   20,197
Washington Mutual, 1.43%, 11/26/03.............    5,000
                                                --------
                                                $ 56,938
                                                ========
Market Value of Securities on Loan (000) ...... $ 55,932
                                                ========

ARMADA US GOVERNMENT INCOME FUND
DESCRIPTION OF COLLATERAL
Bank of America, 1.44%, 6/2/03.................  $ 5,374
Four Winds Funding, 1.520%, 6/2/03.............    4,999
                                                --------
                                                $ 10,373
                                                ========
Market Value of Securities on Loan (000) ...... $ 10,227
                                                ========


9.  IN KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2003, the International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth and Small Cap Value Funds distributed securities in lieu of cash for an affiliated Class I shareholder redemption. The shareholder received a pro-rata portion of the International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth and Small Cap Value Fund's holdings. The value of the redemptions were as follows:


                                                    REALIZED
                                      VALUE         GAIN (LOSS)
                                     OF THE         INCLUDED IN        SHARES
                                   REDEMPTION       REDEMPTION        REDEEMED
                                   ----------       -----------       --------
 International Equity
   Fund .....................     $ 95,289,636       $  235,847      12,423,681

 Large Cap Ultra
   Fund .....................       23,008,718        2,293,396       3,143,268

 Large Cap Value
   Fund .....................      176,197,182       14,929,281      13,419,435

 Mid Cap Growth
   Fund .....................       25,720,357         (134,292)      5,144,071

 Small Cap Growth
   Fund .....................       27,950,650       (3,173,472)      4,367,289

 Small Cap Value
   Fund .....................      110,503,086       16,439,821       6,697,157



Net realized gains from these transactions are not taxable to the Funds. Such gains are not distributed to shareholders and were reclassified to paid in capital at May 31, 2003. Furthermore, net realized losses from these transactions cannot be used to offset any capital gains incurred by the Funds. Such losses were also reclassified to paid in capital at May 31, 2003. These transactions were completed following guidelines approved by the Board of Trustees.


                                                               MAY 31, 2003  157

NOTES

                                                                           NOTES

NOTES

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406


                                  LEGAL COUNSEL
                            Drinker Biddle &Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996



                                                               [GRAPHIC OMITTED]
                                                               ARMADA(R)
                                                               FUNDS

[GRAPHIC OMITTED]
ARMADA(R)
FUNDS

WWW.ARMADAFUNDS.COM


760 Moore Road
King of Prussia, PA 19406





INVESTMENT ADVISER:


[GRAPHIC OMITTED]

NATIONAL CITY(R)
INVESTMENT MANAGEMENT COMPANY


1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114





ARM-AR-001-0300

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]




ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, to ensure that information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported in a timely manner, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Armada Funds
             ---------------------------

By (Signature and Title)*  /S/ HERBERT MARTENS
                         -------------------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date     July 30, 2003
      ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ HERBERT MARTENS
                         -------------------------------------------------------
                          Herbert Martens, President & Trustee
                          (principal executive officer)

Date     July 30, 2003
      ---------------------------


By (Signature and Title)*  /S/ DENNIS J. WESTLEY
                         -------------------------------------------------------
                           Dennis J. Westley, Treasurer
                           (principal financial officer)

Date     July 30, 2003
      ---------------------------



* Print the name and title of each signing officer under his or her signature.